UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
September 30, 2023
MFS® Municipal Series Trust
For the states of:
Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
MSTA-SEM

MFS® Municipal Series Trust
For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
MFS Alabama Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	15.3%
Universities - Colleges	14.5%
Water & Sewer Utility Revenue	13.8%
Healthcare Revenue - Hospitals	10.6%
Sales & Excise Tax Revenue	9.0%
Composition including fixed income credit quality (a)(i)
AAA	4.6%
AA	35.7%
A	40.4%
BBB	9.3%
BB	1.1%
CC	0.1%
Not Rated	7.5%
Cash & Cash Equivalents	1.3%
Portfolio facts
Average Duration (d)	9.1
Average Effective Maturity (m)	16.6 yrs.
Jurisdiction (i)
Alabama	79.7%
Puerto Rico	4.1%
Illinois	2.6%
California	1.6%
Texas	1.2%
Pennsylvania	1.0%
New York	1.0%
Guam	0.8%
New Jersey	0.8%
Maryland	0.8%
North Carolina	0.7%
Arkansas	0.7%
South Carolina	0.6%
Tennessee	0.6%
Virginia	0.6%
Massachusetts	0.4%
New Hampshire	0.3%
New Mexico	0.3%
Ohio	0.2%
Connecticut	0.2%
Colorado	0.2%
Wisconsin	0.1%
Iowa	0.1%
Michigan	0.1%
U.S. Virgin Islands (o)	0.0%
Minnesota (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

Portfolio Composition - continued
MFS Arkansas Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Sales & Excise Tax Revenue	18.0%
Universities - Colleges	15.2%
Water & Sewer Utility Revenue	14.0%
Healthcare Revenue - Hospitals	12.7%
General Obligations - Schools	9.0%
Composition including fixed income credit quality (a)(i)
AA	51.6%
A	29.6%
BBB	10.2%
BB	1.0%
CCC (o)	0.0%
Not Rated	7.5%
Cash & Cash Equivalents	0.1%
Portfolio facts
Average Duration (d)	8.7
Average Effective Maturity (m)	15.8 yrs.
Jurisdiction (i)
Arkansas	78.7%
Puerto Rico	3.8%
Illinois	2.2%
New Jersey	1.9%
Texas	1.7%
Alabama	1.3%
Guam	1.3%
Massachusetts	1.1%
Maryland	1.0%
California	0.9%
Washington DC	0.8%
New York	0.7%
North Carolina	0.6%
Ohio	0.6%
Connecticut	0.5%
Virginia	0.5%
Tennessee	0.5%
Michigan	0.5%
Pennsylvania	0.4%
Wisconsin	0.3%
New Hampshire	0.3%
Iowa	0.1%
Indiana	0.1%
U.S. Virgin Islands	0.1%
Colorado (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS California Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - Schools	14.5%
Healthcare Revenue - Hospitals	13.5%
Airport Revenue	8.3%
Multi-Family Housing Revenue	7.0%
Tax Assessment	6.7%
Composition including fixed income credit quality (a)(i)
AAA	6.2%
AA	32.0%
A	23.6%
BBB	19.5%
BB	3.1%
B	0.3%
CCC (o)	0.0%
Not Rated	13.9%
Cash & Cash Equivalents	1.4%
Portfolio facts
Average Duration (d)	9.6
Average Effective Maturity (m)	18.3 yrs.
Jurisdiction (i)
California	90.5%
Puerto Rico	3.3%
Alabama	1.6%
Illinois	0.8%
Guam	0.5%
Texas	0.4%
Tennessee	0.3%
Wisconsin	0.3%
Virginia	0.3%
New Hampshire	0.3%
Ohio	0.2%
New Jersey	0.1%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
Pennsylvania (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS Georgia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	17.7%
Healthcare Revenue - Hospitals	12.4%
Water & Sewer Utility Revenue	10.8%
Utilities - Municipal Owned	9.2%
General Obligations - Schools	7.1%
Composition including fixed income credit quality (a)(i)
AAA	8.8%
AA	38.6%
A	34.7%
BBB	9.8%
BB	1.0%
CCC (o)	0.0%
CC	0.1%
Not Rated	6.9%
Cash & Cash Equivalents	0.1%
Portfolio facts
Average Duration (d)	9.0
Average Effective Maturity (m)	16.4 yrs.
Jurisdiction (i)
Georgia	78.8%
Puerto Rico	4.1%
New York	2.9%
Illinois	2.1%
Alabama	1.3%
California	1.2%
South Carolina	1.2%
Virginia	1.1%
Texas	0.8%
Maryland	0.8%
Guam	0.7%
North Carolina	0.7%
Arkansas	0.6%
New Jersey	0.6%
Tennessee	0.5%
Ohio	0.5%
Massachusetts	0.4%
New Hampshire	0.3%
Wisconsin	0.3%
Washington DC	0.2%
Connecticut	0.2%
Michigan	0.2%
Pennsylvania	0.2%
Iowa	0.1%
Minnesota	0.1%
U.S. Virgin Islands (o)	0.0%
Colorado (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS Maryland Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	17.5%
Healthcare Revenue - Hospitals	16.5%
State & Local Agencies	9.2%
Multi-Family Housing Revenue	8.6%
Transportation - Special Tax	6.3%
Composition including fixed income credit quality (a)(i)
AAA	17.6%
AA	31.5%
A	25.5%
BBB	13.4%
BB	0.8%
B	0.4%
CCC (o)	0.0%
Not Rated	10.1%
Cash & Cash Equivalents	0.7%
Portfolio facts
Average Duration (d)	8.0
Average Effective Maturity (m)	14.7 yrs.
Jurisdiction (i)
Maryland	75.0%
Washington DC	4.9%
New York	3.2%
Puerto Rico	3.0%
Alabama	2.2%
Illinois	1.7%
California	1.6%
Texas	1.2%
Virginia	1.1%
Tennessee	0.9%
West Virginia	0.8%
Ohio	0.7%
Guam	0.6%
New Jersey	0.5%
South Carolina	0.4%
Pennsylvania	0.4%
Massachusetts	0.3%
New Hampshire	0.2%
Wisconsin	0.2%
Colorado	0.1%
Michigan	0.1%
Indiana	0.1%
Iowa	0.1%
Mississippi (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS Massachusetts Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	20.8%
Universities - Colleges	19.0%
Healthcare Revenue - Hospitals	13.0%
Airport Revenue	6.1%
Sales & Excise Tax Revenue	5.3%
Composition including fixed income credit quality (a)(i)
AAA	8.0%
AA	48.3%
A	18.2%
BBB	18.9%
BB	1.3%
B	0.4%
CC	0.1%
Not Rated	4.9%
Cash & Cash Equivalents	(0.1)%
Portfolio facts
Average Duration (d)	8.6
Average Effective Maturity (m)	15.5 yrs.
Jurisdiction (i)
Massachusetts	83.9%
California	3.8%
Puerto Rico	3.1%
Alabama	1.6%
Illinois	1.4%
Tennessee	1.3%
Texas	0.8%
New York	0.7%
Connecticut	0.7%
New Jersey	0.5%
Ohio	0.5%
Guam	0.4%
Pennsylvania	0.4%
New Hampshire	0.3%
Wisconsin	0.3%
Virginia	0.2%
Colorado	0.1%
Washington DC	0.1%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
Maryland (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
6

Expense Tables
Fund expenses borne by the shareholders during the period, April 1, 2023 through September 30, 2023
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2023 through September 30, 2023.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS ALABAMA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.90%	$1,000.00	$952.25	$4.39
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
B	Actual	1.65%	$1,000.00	$948.70	$8.04
	Hypothetical (h)	1.65%	$1,000.00	$1,016.75	$8.32
I	Actual	0.65%	$1,000.00	$952.65	$3.17
	Hypothetical (h)	0.65%	$1,000.00	$1,021.75	$3.29
R6	Actual	0.58%	$1,000.00	$952.97	$2.83
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
7

Expense Tables - continued
MFS ARKANSAS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.70%	$1,000.00	$947.29	$3.41
	Hypothetical (h)	0.70%	$1,000.00	$1,021.50	$3.54
B	Actual	1.45%	$1,000.00	$943.83	$7.05
	Hypothetical (h)	1.45%	$1,000.00	$1,017.75	$7.31
I	Actual	0.60%	$1,000.00	$948.34	$2.92
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03
R6	Actual	0.53%	$1,000.00	$948.68	$2.58
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
MFS CALIFORNIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.69%	$1,000.00	$962.33	$3.39
	Hypothetical (h)	0.69%	$1,000.00	$1,021.55	$3.49
B	Actual	1.44%	$1,000.00	$958.73	$7.05
	Hypothetical (h)	1.44%	$1,000.00	$1,017.80	$7.26
C	Actual	1.59%	$1,000.00	$956.37	$7.78
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
I	Actual	0.59%	$1,000.00	$962.60	$2.89
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.52%	$1,000.00	$961.80	$2.55
	Hypothetical (h)	0.52%	$1,000.00	$1,022.40	$2.63
MFS GEORGIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.90%	$1,000.00	$954.38	$4.40
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
B	Actual	1.65%	$1,000.00	$951.06	$8.05
	Hypothetical (h)	1.65%	$1,000.00	$1,016.75	$8.32
I	Actual	0.65%	$1,000.00	$956.09	$3.18
	Hypothetical (h)	0.65%	$1,000.00	$1,021.75	$3.29
R6	Actual	0.60%	$1,000.00	$956.35	$2.93
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
8

Expense Tables - continued
MFS MARYLAND MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.83%	$1,000.00	$958.66	$4.06
	Hypothetical (h)	0.83%	$1,000.00	$1,020.85	$4.19
B	Actual	1.58%	$1,000.00	$955.08	$7.72
	Hypothetical (h)	1.58%	$1,000.00	$1,017.10	$7.97
I	Actual	0.58%	$1,000.00	$959.35	$2.84
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93
R6	Actual	0.51%	$1,000.00	$959.68	$2.50
	Hypothetical (h)	0.51%	$1,000.00	$1,022.45	$2.58
MFS MASSACHUSETTS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.82%	$1,000.00	$957.94	$4.01
	Hypothetical (h)	0.82%	$1,000.00	$1,020.90	$4.14
B	Actual	1.57%	$1,000.00	$955.42	$7.68
	Hypothetical (h)	1.57%	$1,000.00	$1,017.15	$7.92
I	Actual	0.57%	$1,000.00	$960.14	$2.79
	Hypothetical (h)	0.57%	$1,000.00	$1,022.15	$2.88
R6	Actual	0.50%	$1,000.00	$960.50	$2.45
	Hypothetical (h)	0.50%	$1,000.00	$1,022.50	$2.53
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Alabama Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
Airport Revenue – 0.1%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$55,000	$47,938
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	42,424
		$90,362
General Obligations - General Purpose – 15.0%
Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	$1,120,000	$771,508
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	245,000	248,847
Birmingham-Jefferson, AL, Civic Center Authority Rev., “A”, 5.25%, 5/31/2053	750,000	763,801
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	138,124
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	40,000	41,634
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	270,000	276,281
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	109,061
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	5,121	4,947
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	40,508	23,874
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	34,739	35,648
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	34,176	35,314
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	115,194	120,299
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	31,477	28,214
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	57,199	49,709
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	24,283	20,384
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	33,016	26,545
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	121,336	93,548
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	756,634
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032 (Prerefunded 3/01/2024)	500,000	501,924
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	518,341
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	599,823
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	228,823
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	1,000,000	1,011,444
Pike Road, AL, General Obligation, 5%, 2/29/2048	500,000	514,240
Pike Road, AL, General Obligation, 5%, 2/29/2052	500,000	512,165
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	125,194
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	55,000	57,057
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	170,000	148,757
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	100,000	86,591
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2048	70,000	63,186
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2052	30,000	26,728
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	677,560
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	933,074
		$9,549,279
General Obligations - Schools – 5.4%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$198,088
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,000,786
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	425,396
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	914,554
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	888,356
		$3,427,180
Healthcare Revenue - Hospitals – 10.5%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$812,762
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	501,973
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Alabama Health Care Authority (Baptist Health), “A”, 5%, 11/15/2037	$875,000	$886,067
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	270,000	281,617
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	755,233
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	12,082
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	404,956
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	430,000	365,714
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	854,108
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	520,000	431,010
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	425,000	360,198
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,017,239
		$6,682,959
Healthcare Revenue - Long Term Care – 1.7%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$201,886
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	872,996
		$1,074,882
Industrial Revenue - Environmental Services – 0.3%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (z)	$300,000	$225,000
Industrial Revenue - Other – 0.8%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$409,770
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	77,307
		$487,077
Miscellaneous Revenue - Other – 1.7%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$230,000	$176,889
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	375,000	372,709
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,133
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	240,200
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	275,000	264,885
		$1,089,816
Multi-Family Housing Revenue – 2.8%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	$1,000,000	$985,231
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	220,418	204,104
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	75,000	75,548
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	120,000	120,568
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	585,000	369,732
		$1,755,183
Port Revenue – 1.6%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,008,285
Sales & Excise Tax Revenue – 8.9%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,009,765
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	820,000	279,724
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	4,985
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	4,967
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	60,000	48,557
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	810,000	806,855
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	$1,000,000	$870,206
Lawrence County, AL, Board of Education Special Tax School Warrants, AGM, 4%, 1/31/2042	1,000,000	899,784
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	14,721
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	57,000	50,392
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	650,000	587,979
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	142,000	127,184
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	51,948
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	401,000	350,010
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	22,139
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	3,110
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	174,982
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	151,858
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	465,000	119,872
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	100,000	76,375
		$5,655,413
Single Family Housing - State – 0.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$130,000	$128,048
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	385,000	359,945
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	130,000	120,083
		$608,076
State & Local Agencies – 1.3%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$283,270
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,119
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	358,918
		$852,307
Student Loan Revenue – 0.8%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,616
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	90,000	65,445
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	40,000	34,853
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	415,000	392,564
		$497,478
Tax - Other – 6.4%
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	$750,000	$647,219
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	498,704
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	45,000	44,419
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	125,000	130,862
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	29,285
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	74,538
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	719,703
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	441,798
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	443,931
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	1,000,000	1,034,225
		$4,064,684
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$185,000	$159,361
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	255,000	231,299
		$390,660
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$179,979
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 3.4%
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2035	$1,000,000	$1,048,881
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2036	1,000,000	1,039,299
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	45,000	46,163
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	40,000	42,145
		$2,176,488
Universities - Colleges – 14.3%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	$300,000	$265,160
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	848,931
Auburn University, AL, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,520,685
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	511,492
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	584,044
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2048	750,000	764,942
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	261,163
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	60,000	58,177
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2035	755,000	793,091
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2036	475,000	496,034
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	1,000,000	1,029,119
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	509,054
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	744,590
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	770,000	685,445
		$9,071,927
Utilities - Investor Owned – 0.8%
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	$500,000	$490,968
Utilities - Municipal Owned – 0.6%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$5,000	$1,250
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	70,000	17,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	115,000	28,750
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,793
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	180,000	45,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	7,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	3,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	1,250
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	16,250
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	49,482
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,370
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	7,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	1,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	23,750
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	67,947
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	1,250
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	3,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	12,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	3,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	13,750
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	10,000
		$365,342
Utilities - Other – 5.3%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No.6), 5%, 1/01/2054 (Put Date 6/01/2030)	$500,000	$505,044
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	180,000	168,123
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$210,000	$198,004
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	425,000	431,272
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	410,000	409,033
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	1,000,000	930,086
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	360,000	362,336
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	360,000	359,163
		$3,363,061
Water & Sewer Utility Revenue – 13.7%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036 (Prerefunded 9/01/2025)	$1,000,000	$1,020,793
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036 (Prerefunded 1/01/2028)	750,000	793,782
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,006,582
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	979,329
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	45,000	45,003
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	113,097
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	45,078
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	45,027
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	88,041
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	736,256
Limestone County, AL, Water & Sewer Authority Rev., 5%, 12/01/2045	1,000,000	1,018,483
Madison, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	666,149
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	15,000	15,085
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	20,000	20,044
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	10,047
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	20,054
Montgomery, AL, Water Works and Sanitary Sewer Board, Water and Sewer Rev., 5%, 9/01/2048	500,000	514,240
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	854,925
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	489,432
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058 (w)	200,000	205,607
		$8,687,054
Total Municipal Bonds (Identified Cost, $68,363,973)		$61,793,460
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$122,460
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	189,099	62,164
Total Bonds (Identified Cost, $200,659)		$184,624
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $88,426)	$149,038	$77,313
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $1,199,599)	1,199,500	$1,199,740
Other Assets, Less Liabilities – 0.5%		348,065
Net Assets – 100.0%		$63,603,202
See Portfolio Footnotes and Notes to Financial Statements
14

Portfolio of Investments (unaudited) – continued
MFS Arkansas Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.2%
Airport Revenue – 0.3%
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	$95,000	$93,727
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	104,994
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	79,827
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	123,166
		$401,714
General Obligations - General Purpose – 4.4%
Arkansas Higher Education, General Obligation, 4%, 6/01/2029	$2,000,000	$1,948,184
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	375,000	323,728
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	83,268
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	550,000	562,794
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	223,080
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	9,759	9,427
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	77,204	45,501
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	66,209	67,941
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	65,135	67,305
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	63,265	66,069
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	59,992	53,773
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	111,025	96,486
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	46,282	38,851
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	62,925	50,593
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	216,442	166,873
Little Rock, AR, Library Construction Refunding, 4%, 3/01/2036	1,500,000	1,486,603
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	125,194
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	119,890
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	115,000	119,302
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	345,000	301,888
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	210,000	181,840
		$6,138,590
General Obligations - Schools – 8.9%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	$1,500,000	$1,398,525
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	1,000,000	858,577
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	587,354
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	280,369
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	607,437
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	1,763,004
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	925,490
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2041	1,100,000	934,216
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2042	1,000,000	828,798
Johnson County, AR, Clarksville School District No. 17 Refunding, 0.5%, 12/01/2024	350,000	329,510
Little Rock, AR, School District & Construction of Pulaski County, 3%, 2/01/2030	1,030,000	930,223
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	755,000	513,879
North Little Rock, AR, School District No. 1, 2%, 2/01/2027	2,000,000	1,821,153
North Little Rock, AR, School District No. 1, 2%, 2/01/2038	865,000	579,436
		$12,357,971
Healthcare Revenue - Hospitals – 12.6%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$1,949,144
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,014,250
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	749,779
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	2,000,000	1,887,521
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	609,765
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	863,149
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	1,801,227
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	802,012
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,646,105
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	506,279
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	$30,000	$24,164
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	837,713
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 6/30/2045	20,000	14,257
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	810,000	688,903
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	300,000	300,557
Pulaski, AR, Hospital Rev. (Arkansas Children's Hospital), 4.25%, 3/01/2048	1,000,000	880,773
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	2,823,968
		$17,399,566
Industrial Revenue - Other – 1.7%
Lowell, AR, Industrial Development Rev. (Arkansas Democrat-Gazette), VRDN, 3.2%, 9/30/2036	$2,000,000	$2,000,000
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	170,000	105,612
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	390,000	261,752
		$2,367,364
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$100,652
Miscellaneous Revenue - Other – 2.8%
Bryant, AR, Capital Improvement Rev., 4.2%, 2/01/2050	$1,000,000	$857,137
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,020,283
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	60,000	60,229
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	375,000	346,442
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	560,000	539,402
		$3,823,493
Multi-Family Housing Revenue – 0.3%
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$433,939	$401,821
Sales & Excise Tax Revenue – 17.8%
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2034	$1,000,000	$859,152
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2035	1,000,000	841,785
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2036	785,000	642,145
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2029	250,000	252,024
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	1,585,000	540,686
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	850,162
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,150,084
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2032	350,000	307,267
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2033	370,000	321,570
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2034	380,000	326,062
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2036	400,000	328,438
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	9,970
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	9,935
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	110,000	89,022
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	409,014
Madison County, AR, Sales & Use Tax, 4.375%, 11/30/2043 (w)	1,000,000	931,403
Madison County, AR, Sales & Use Tax, 4.625%, 11/30/2048 (w)	500,000	470,644
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,096,757
Mississippi County, AR, 4%, 6/01/2036	650,000	609,554
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2031	335,000	296,311
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2034	415,000	354,056
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	354,250
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,062,565
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	33,123
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	122,000	107,856
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,108,000	1,906,862
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	$235,000	$210,481
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	107,480
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	1,706
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	54,116
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,904
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	56,198
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	9,330
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	420,098
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	363,946
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,189,000	564,298
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2032	1,060,000	1,047,833
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2033	2,495,000	2,456,821
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,031,994
Springdale, AR, Sales & Use Tax Refunding & Improvement, Taxable, “B”, BAM, 4.125%, 8/01/2050	2,000,000	1,751,835
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,004,777
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	280,000	213,850
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	200,000	152,750
		$24,611,114
Secondary Schools – 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$660,781
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	250,000	224,118
		$884,899
Single Family Housing - State – 0.7%
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	$825,000	$771,310
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	275,000	254,023
		$1,025,333
State & Local Agencies – 2.5%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,606,814
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	834,158
		$3,440,972
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,232
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	185,000	134,525
		$143,757
Tax - Other – 4.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$90,000	$88,839
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	260,000	272,193
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	2,000,000	1,839,074
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,022,809
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	890,000	598,995
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	88,977
		$5,910,887
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$14,316
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	13,000	12,700
		$27,016
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 2.7%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,103,864
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	407,887
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	156,266
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	750,000	646,057
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	495,000	448,992
		$3,763,066
Toll Roads – 1.2%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$1,000,000	$860,931
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	230,000	230,437
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	180,288
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	500,000	359,958
		$1,631,614
Transportation - Special Tax – 1.9%
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	$1,015,000	$903,830
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	125,000	128,231
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,775,000	1,563,660
		$2,595,721
Universities - Colleges – 15.0%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,500,853
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	545,159
Arkansas Technology University Student Fee Rev., “A”, BAM, 5%, 12/01/2042	500,000	500,320
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2047	500,000	457,736
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2052	1,000,000	903,973
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2047	2,000,000	2,041,846
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Campus), “A”, 5%, 12/01/2045	1,705,000	1,740,561
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2040	500,000	519,593
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2047	2,000,000	2,034,569
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2052	500,000	506,518
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 5%, 12/01/2047	1,000,000	1,018,567
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 4%, 12/01/2052	1,000,000	838,946
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), “M”, 3%, 7/01/2047	1,120,000	740,348
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	469,337
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	60,045
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	65,126
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,012,580
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	334,394
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,527,242
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,001,255
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	509,568
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	456,434
		$20,784,970
Utilities - Electric Power – 0.3%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$625,000	$461,133
Utilities - Municipal Owned – 3.0%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,021,050
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,016,435
Conway, AR, Electric Improvement Rev., “A”, 4%, 12/01/2043	1,915,000	1,691,347
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$15,000	$3,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	155,000	38,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	65,000
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,793
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	102,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	16,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	30,000	7,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	3,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	36,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	15,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	17,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	52,500
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	6,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	23,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	27,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	8,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	23,750
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	20,000
		$4,217,375
Utilities - Other – 3.3%
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	$1,005,000	$1,032,898
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	815,000	813,078
Osceola, AR, Utility & Improvement Refunding Rev., “A”, BAM, 4.25%, 7/31/2053	1,500,000	1,310,970
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	755,000	759,900
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	725,000	723,315
		$4,640,161
Water & Sewer Utility Revenue – 13.7%
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4%, 10/01/2052	$500,000	$428,210
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	459,422
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	3,987,515
Fort Smith, AR, Water and Sewer Refunding Rev., BAM, 5%, 10/01/2028	1,370,000	1,410,486
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,028,698
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	85,005
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	471,237
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	245,422
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	245,148
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	185,349
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	653,593
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	632,999
Hot Springs, AR, Wastewater Rev., “C”, BAM, 4.5%, 12/01/2052	2,000,000	1,876,838
Hot Springs, AR, Waterworks & Construction Refunding Rev., BAM, 4.25%, 10/01/2047	1,500,000	1,359,174
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2035	1,125,000	1,107,122
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039	1,000,000	922,963
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041	500,000	452,147
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,487,261
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	614,230
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	50,285
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	65,000	65,143
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	30,143
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	75,203
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 8/31/2040	550,000	505,788
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 8/31/2043	$685,000	$624,392
		$19,003,773
Total Municipal Bonds (Identified Cost, $150,890,857)		$136,132,962
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$245,000	$220,608
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	472,747	155,409
Total Bonds (Identified Cost, $410,593)		$376,017
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $168,530)	$284,049	$147,350
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $905,852)	905,826	$906,007
Other Assets, Less Liabilities – 0.8%		1,102,339
Net Assets – 100.0%		$138,664,675
See Portfolio Footnotes and Notes to Financial Statements
20

Portfolio of Investments (unaudited) – continued
MFS California Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.1%
Airport Revenue – 8.2%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2047	$2,190,000	$2,132,322
Fresno, CA, Airport Revenue, “A”, BAM, 4.25%, 7/01/2044	1,000,000	909,107
Fresno, CA, Airport Revenue, “A”, BAM, 5%, 7/01/2053	1,000,000	989,760
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5%, 6/01/2042	1,000,000	998,306
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5.25%, 6/01/2047	1,500,000	1,526,879
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2042	2,000,000	2,061,799
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 4.125%, 5/15/2043	500,000	447,512
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “H”, 4%, 5/15/2047	3,000,000	2,601,165
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 4%, 5/15/2049	5,000,000	4,251,048
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	1,949,742
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,328,235
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,320,053
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,014,751
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,004,149
Sacramento County, CA, Special Facilities Airport Rev. (Cessna Aircraft Co. Project), VRDN, 3.95%, 10/31/2028	5,275,000	5,275,000
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	659,873
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	652,117
San Francisco, CA, City & County Airport Commission, International Airport Rev., “A”, 4%, 4/30/2052	2,500,000	2,057,033
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	2,597,022
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	2,988,336
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,017,043
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	1,961,603
		$40,742,855
General Obligations - General Purpose – 3.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,080,000	$932,337
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	810,000	816,300
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	35,723	34,509
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	282,606	166,558
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	242,360	248,701
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	238,428	246,370
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	497,583	519,636
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	219,601	196,836
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	383,721	333,473
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	169,415	142,213
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	230,339	185,196
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	765,550	590,224
San Francisco, CA, City & County General Obligation Refunding Bonds, 2020-R1, 5%, 6/14/2024	2,500,000	2,525,331
San Francisco, CA, City & County General Obligation Refunding Bonds, 2021-R2, 5%, 6/14/2024	2,440,000	2,464,723
State of California, Various Purpose General Obligation, 4%, 3/01/2036	2,200,000	2,185,477
State of California, Various Purpose General Obligation, 5.25%, 10/01/2050	3,000,000	3,190,947
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	459,044
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	427,434
		$15,665,309
General Obligations - Schools – 14.5%
Alvord, CA, Unified School District (Election of 2007), General Obligation, “A”, BAM, 4%, 8/01/2048	$2,000,000	$1,790,111
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,466,567
Garden Grove, CA, Unified School District (Election 2016), General Obligation, BAM, 4%, 8/01/2046	3,000,000	2,732,664
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,505,751
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	429,843
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	307,071
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	774,583
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,131,452
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	796,825
Los Angeles, CA, Paramount Unified School District, General Obligation, “C”, BAM, 3%, 8/01/2045	1,750,000	1,256,540
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2039 (Prerefunded 2/15/2027)	2,000,000	2,043,400
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2040 (Prerefunded 2/15/2027)	$1,000,000	$1,021,700
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,377,680
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,082,106
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	170,000	120,649
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	105,000	71,770
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	323,378
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,190,944
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 5.5% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,102,311
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	4,462,374
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,659,366
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	848,756
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	848,515
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	2,655,856
Oxnard, CA, Union High School District, General Obligation, “C”, 4%, 8/01/2038	400,000	389,556
Oxnard, CA, Union High School District, General Obligation, “C”, 4%, 8/01/2039	1,045,000	1,010,202
Oxnard, CA, Union High School District, General Obligation, “C”, 4%, 8/01/2040	1,000,000	959,394
Placer & Nevada Counties, CA, Tahoe-Truckee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	521,878
Placer & Nevada Counties, CA, Tahoe-Truckee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,461,383
Placer & Nevada Counties, CA, Tahoe-Truckee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,150,604
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	90,000	62,089
San Diego, CA, Community College District (Election of 2002), 6%, 8/01/2033 (Prerefunded 8/01/2027)	2,000,000	2,190,262
San Diego, CA, La Mesa-Spring Valley School District, General Obligation, “B”, 4%, 7/31/2051	2,000,000	1,776,422
San Diego, CA, San Ysidro School District (Measure U Election of 2020), General Obligation, “B”, AGM, 4%, 8/01/2045	2,190,000	1,970,805
San Diego, CA, San Ysidro School District (Measure U Election of 2020), General Obligation, “B”, AGM, 4%, 8/01/2045	1,850,000	1,664,835
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034 (Prerefunded 1/01/2024)	1,235,000	699,227
San Diego, CA, Unified School District (Election of 2012), General Obligation, “I”, BAM, 4%, 7/01/2047	2,145,000	2,013,194
San Luis Obispo, CA, Lucia Mar Unified School District, General Obligation, “D”, 4%, 8/01/2049	2,235,000	2,028,253
Santa Clara County, CA, Mountain View Whisman School District General Obligation, Election of 2020, “B”, 4.25%, 9/01/2045	5,750,000	5,547,803
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2042	1,000,000	926,974
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2044	1,250,000	1,147,890
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,212,151
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	828,641
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	853,421
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	1,837,706
West Contra Costa, CA, Unified School District (Election of 2020), General Obligation, “A-1”, AGM, 3%, 8/01/2046	3,365,000	2,388,785
Yolo County, CA, Davis Joint Unified School District, General Obligation, BAM, 3%, 8/01/2043	1,250,000	920,215
		$71,561,902
Healthcare Revenue - Hospitals – 13.3%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$5,000,000	$5,106,094
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,484,954
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,018,883
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	763,720
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,039,915
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	166,302
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	670,617
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,279,185
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	846,769
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	424,133
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	1,912,266
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	930,115
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,325,418
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	205,727
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	165,346
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	$85,000	$85,114
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	310,462
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	352,350
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,285,987
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	4,000,000	4,126,020
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,388,756
California Public Finance Authority Rev. (Hoag Memorial Hospital Presbyterian), “A”, 4%, 7/15/2051	2,000,000	1,730,275
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	4,000,000	3,974,846
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2039	1,600,000	1,397,530
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2040	650,000	559,718
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2045	2,000,000	1,721,728
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	5,000,000	5,232,350
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,000,063
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	1,988,020
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	1,405,000	1,303,145
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	182,376
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,605,175
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,955,000	1,790,204
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	639,219
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	454,786
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	423,669
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	1,882,028
California Statewide Communities Development Authority, Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,474,034
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 6/30/2049 (Prerefunded 7/01/2029)	5,000	5,368
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	65,000	52,884
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,014,458
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2024	235,000	233,716
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2025	290,000	286,289
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	295,214
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	686,528
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	656,994
University of California Regents, Medical Center Pooled Rev., “P”, 4%, 5/15/2053	5,000,000	4,477,831
Upland, CA (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	813,877
Upland, CA (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	971,594
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	331,900
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	895,389
		$65,969,341
Healthcare Revenue - Long Term Care – 2.6%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	$1,270,000	$1,184,461
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,010,651
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2040	650,000	638,896
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2050	1,000,000	932,637
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2055	1,000,000	921,459
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	724,633
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,065,599
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	1,405,000	1,091,155
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2039	500,000	446,566
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	441,583
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2042	735,000	637,853
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 5%, 4/01/2047	1,835,000	1,794,887
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	421,235
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	409,494
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	410,627
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	900,598
		$13,032,334
23

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 2.9%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 4.7%, 6/30/2041	$2,750,000	$2,749,945
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	3,000,000	2,978,195
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,000,000	2,620,178
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.7%, 12/01/2044 (Put Date 12/01/2023)	3,000,000	2,977,609
California Pollution Control Financing Authority, Solid Waste Refunding Rev. (Republic Services, Inc. Project), “B”, 3.75%, 7/31/2024 (Put Date 11/01/2023) (n)	3,000,000	2,998,676
		$14,324,603
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$386,536
Miscellaneous Revenue - Other – 2.7%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	$830,000	$831,498
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	4,300,000	4,273,732
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,341,336
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	205,000	205,781
San Francisco, CA, City & County Airports Commission, International Airport Rev., Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,515,245
San Luis Obispo, CA, Public Financing Authority, Lease Rev. (Cultural Arts District Parking Project), 5%, 11/30/2053	5,000,000	5,182,576
		$13,350,168
Multi-Family Housing Revenue – 6.9%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$2,200,000	$1,695,543
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	2,900,000	2,295,020
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	1,846,821
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	2,818,116	2,681,044
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	1,995,698	1,820,190
California Housing Finance Agency, Affordable Housing Rev., “A-1”, 4.125%, 7/31/2038	800,000	750,536
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	3,486,264
California Municipal Finance Authority, Multi-Family Tax-Exempt Mortgage-Backed (Greenfield Commons I), “A”, 5.28%, 8/31/2046	3,300,000	3,133,396
California Municipal Special Finance Agency VIII, Essential Housing Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	2,900,000	2,227,169
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	2,000,000	1,285,153
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	2,319,453
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	3,000,000	2,049,926
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	1,325,373
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA - Building 156 & 157 Apartments), “C”, 3.75%, 12/01/2046 (Put Date 12/01/2026)	2,750,000	2,669,989
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA Campus Building 402 Apartments), 3.375%, 1/01/2046 (Put Date 7/01/2026)	3,600,000	3,440,186
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,339,662	1,240,507
		$34,266,570
Parking – 0.3%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$1,434,644
Sales & Excise Tax Revenue – 2.7%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$30,000	$29,911
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	40,000	39,739
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	390,000	315,622
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	114,000	104,889
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	382,000	337,712
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,615,000	4,174,652
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	944,000	845,506
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	385,000	344,830
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	7,677
24

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	$2,826,000	$2,466,657
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,808
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	171,000	145,604
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	24,104
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	1,109,398
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,524,000	976,503
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	4,034,000	1,039,918
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	960,000	733,200
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	555,000	423,881
		$13,125,611
Secondary Schools – 4.5%
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	$1,000,000	$912,987
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4%, 11/01/2050	500,000	405,136
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4.125%, 11/01/2052	3,075,000	2,519,777
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	910,168
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	669,718
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	51,122
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	450,000	427,918
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.25%, 8/01/2038	500,000	480,540
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2043	550,000	532,546
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2047	525,000	497,623
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	415,000	397,548
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	384,489
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	502,922
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	905,349
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (n)	1,000,000	899,745
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2040 (n)	1,125,000	1,056,158
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2058 (n)	625,000	543,071
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	1,100,000	1,098,693
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	2,120,000	1,859,915
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,250,139
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	841,417
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	789,257
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2034	530,000	532,124
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	506,283
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5.125%, 7/01/2044	470,000	461,790
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	700,429
California School Finance Authority, School Facility Rev. (KIPP SoCal Projects), “A”, 5%, 7/01/2049 (n)	1,050,000	979,679
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,270,629
		$22,387,172
Single Family Housing - Other – 0.2%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 5.5%, 12/01/2052	$1,000,000	$1,041,410
State & Local Agencies – 3.7%
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	$800,000	$825,236
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5.25%, 11/01/2047	3,735,000	3,889,861
North Lake Tahoe, CA, Public Financing Authority Lease Rev. (Health and Human Services Center), 5.5%, 12/01/2047	4,425,000	4,772,796
25

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2037	$300,000	$323,475
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2038	500,000	535,865
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2039	700,000	745,978
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2040	900,000	951,980
Santa Clara County, CA, Financing Authority Lease Rev. (Capital Facilities), “A”, 3%, 5/01/2039	5,270,000	4,201,593
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2034	500,000	541,884
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2035	725,000	782,632
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2036	590,000	632,330
		$18,203,630
Student Loan Revenue – 0.0%
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	$275,000	$239,617
Tax - Other – 1.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$315,000	$310,935
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	735,000	769,468
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	170,000	165,946
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	500,000	438,458
Irvine, CA, Financial Authority Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	4,000,000	3,548,987
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	100,000	88,665
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	271,379
		$5,593,838
Tax Assessment – 6.7%
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	$940,000	$916,068
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	995,707
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	982,930
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	505,000	378,348
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	1,985,000	1,613,764
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	500,000	480,925
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	500,000	470,376
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,000,425
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	931,802
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,001,081
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 4.125%, 9/01/2038	575,000	528,076
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 5%, 9/01/2043	650,000	649,140
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	765,000	767,154
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	654,587
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,359,302
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,000,598
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	2,651,924
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 4.25%, 9/01/2047	5,000,000	4,733,846
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.25%, 9/01/2042	1,000,000	957,537
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.5%, 9/01/2047	2,550,000	2,495,108
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	908,317
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,116,225
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,397,217
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	100,000	97,363
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,168,109
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	753,780
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4%, 9/30/2048	835,000	743,414
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4.125%, 9/30/2053	1,000,000	890,476
26

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2033	$300,000	$303,750
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2034	300,000	303,055
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2035	250,000	251,104
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2038	600,000	581,992
		$33,083,500
Tobacco – 3.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$1,365,000	$1,175,824
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	5,000,000	830,775
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	3,515,000	2,952,037
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	535,000	524,652
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	465,000	456,006
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	1,661,549
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2051	4,000,000	4,061,337
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,615,000	1,464,892
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2036	250,000	259,797
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2048	4,250,000	4,259,317
		$17,646,186
Toll Roads – 0.2%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	$855,000	$858,887
Transportation - Special Tax – 0.1%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$500,000	$512,926
Universities - Colleges – 4.6%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$2,073,592
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	844,327
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	433,870
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,285,718
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	646,145
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,001,630
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	993,377
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	492,617
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,025,627
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	635,991
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,212,709
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,000,028
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,148,156
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,506,357
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	440,920
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,048,657
California State University Systemwide Rev., “A”, 3%, 11/01/2052	2,000,000	1,377,675
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,500,000	1,500,075
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	200,000	135,576
		$22,803,047
Universities - Dormitories – 3.0%
California Community College Financing Authority Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	$2,250,000	$2,103,770
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2045	600,000	596,803
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2050	650,000	636,786
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	825,000	794,437
27

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	$450,000	$426,134
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	224,395
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,647,147
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	355,937
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	438,044
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,243,188
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,628,266
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	2,550,779
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,125,317
		$14,771,003
Utilities - Cogeneration – 0.5%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$1,001,294
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,561,678
		$2,562,972
Utilities - Municipal Owned – 0.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$280,000	$280,674
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	311,619
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	50,000	12,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	475,000	118,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	191,250
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	54,241
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,200,000	300,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	45,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	100,000	25,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	50,000	12,500
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	113,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	235,000	58,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	50,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	155,000
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	45,000	11,250
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	95,000	23,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	290,000	72,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	81,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	115,000	28,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	355,000	88,750
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	280,000	70,000
Truckee Donner Public Utility District Electric System Rev., “A”, 5%, 11/15/2037	1,250,000	1,286,946
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2039	425,000	422,713
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2040	365,000	362,007
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2041	420,000	405,904
		$4,592,854
Utilities - Other – 5.4%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,195,000	$1,116,153
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	1,415,000	1,334,171
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,735,000	2,775,361
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	4,000,000	3,872,296
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 5%, 12/01/2053 (Put Date 8/01/2029)	5,000,000	5,035,702
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	5,000,000	4,988,207
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,750,000	2,047,570
28

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$2,540,000	$2,556,484
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,663,204
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,520,000	1,543,798
		$26,932,946
Water & Sewer Utility Revenue – 5.2%
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.625%, 9/01/2047	$1,000,000	$993,654
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.75%, 9/01/2052	1,100,000	1,088,689
Fillmore, CA, Wastewater Refunding Rev., AGM, 5%, 5/01/2047	3,000,000	3,050,717
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	720,000	667,255
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	417,704
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2048	3,500,000	3,223,503
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2053	1,500,000	1,345,427
San Francisco, CA, City & County Public Utilities Commission, Power Rev. Bonds, “A”, 5%, 10/31/2053 (w)	3,500,000	3,614,006
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,042,638
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,008,309
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058 (w)	1,560,000	1,603,732
Truckee Donner Public Utility District Water System Rev., “A”, 5%, 11/15/2042	2,070,000	2,173,933
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	1,750,098
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	852,300
		$25,831,965
Total Municipal Bonds (Identified Cost, $522,124,043)		$480,921,826
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$902,000	$812,198
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,796,438	590,553
Total Bonds (Identified Cost, $1,532,327)		$1,402,751
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $616,905)	$1,039,759	$539,375
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $11,767,939)	11,766,958	$11,769,311
Other Assets, Less Liabilities – 0.1%		659,046
Net Assets – 100.0%		$495,292,309
See Portfolio Footnotes and Notes to Financial Statements
29

Portfolio of Investments (unaudited) – continued
MFS Georgia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.2%
Airport Revenue – 5.9%
Atlanta, GA, Airport General Refunding Rev., “B”, 5%, 1/01/2033	$1,000,000	$1,001,803
Atlanta, GA, Airport General Refunding Rev., “C”, 4%, 7/01/2038	1,000,000	925,839
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	989,853
Atlanta, GA, Airport General Rev., “C”, 5%, 6/30/2053	500,000	494,880
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	999,445
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	520,000	481,436
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	530,000	486,848
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	263,970
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	29,598
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	34,998
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	24,946
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	39,413
		$5,773,029
General Obligations - General Purpose – 4.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$189,921
Cartersville, GA, General Obligation, 2%, 10/01/2040	1,000,000	629,017
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	62,451
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	163,592
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	7,530	7,274
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	59,571	35,109
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	51,087	52,424
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	50,258	51,932
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	150,816	157,500
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	46,290	41,491
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	85,068	73,929
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	35,711	29,977
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	48,553	39,037
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	171,495	132,219
Roswell, GA, General Obligation, “A”, 4%, 2/01/2048	500,000	459,570
State of Georgia, General Obligation, “A”, 5%, 6/30/2024	1,000,000	1,008,923
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	187,791
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	85,000	88,180
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	245,000	214,385
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	155,000	134,215
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	500,000	526,971
		$4,285,908
General Obligations - Schools – 7.0%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$727,272
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	496,655
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	370,000	287,422
Clarke County, GA, General Obligation, 5%, 9/01/2025	1,000,000	1,022,460
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	523,379
Evans County, GA, School District, 4%, 6/01/2035	660,000	651,607
Gwinnett County, GA, School District, 5%, 2/01/2039	1,500,000	1,568,387
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2029	1,000,000	1,014,337
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	930,000	632,990
		$6,924,509
Healthcare Revenue - Hospitals – 12.3%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$170,512
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	516,510
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041	485,000	434,758
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	20,137
Columbus, GA, Hospital Authority Refunding Rev., Anticipation Certificates, 5%, 6/30/2024	670,000	675,634
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	213,671
30

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	$15,000	$12,204
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	509,873
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	469,040
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	444,034
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	841,410
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,023,967
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	748,346
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System, Inc. Project), 5%, 8/01/2028	500,000	495,882
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,000,868
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	645,000	548,571
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	695,000	598,934
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	765,000	634,083
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	925,296
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	860,275
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	570,000	483,090
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	460,282
		$12,087,377
Healthcare Revenue - Long Term Care – 1.0%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$477,268
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	501,689
		$978,957
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 2.875%, 1/01/2041 (n)	$130,000	$80,762
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$137,566
Miscellaneous Revenue - Other – 6.0%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”A“, 4%, 1/01/2054	$1,250,000	$954,551
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”B“, 5%, 1/01/2054 (n)	1,000,000	759,259
Clarke County, GA, Classic Center Authority Rev. (Classic Center Arena Project), ”A“, 4.625%, 4/30/2043 (w)	1,000,000	982,880
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	521,566
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	505,916
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	667,706
Hart County, GA, Association County Commissioners (Public Purpose Project), 4.75%, 11/01/2052	1,000,000	927,666
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	45,000	45,172
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	280,000	258,676
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	270,000	266,529
		$5,889,921
Multi-Family Housing Revenue – 0.3%
New Hampshire National Finance Authority Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	$324,878	$300,832
Port Revenue – 2.6%
Georgia Ports Authority Rev., 4%, 7/01/2047	$1,000,000	$891,684
Georgia Ports Authority Rev., 4%, 7/01/2052	1,000,000	868,865
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,000,000	819,567
		$2,580,116
Sales & Excise Tax Revenue – 6.6%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, ”B-1“, AGM, 0%, 6/15/2044	$1,205,000	$411,058
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	4,985
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	9,935
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	90,000	72,836
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., ”A“, 5%, 7/01/2039	1,000,000	1,069,222
31

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044 (Prerefunded 7/01/2025)	$1,000,000	$1,021,345
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”C“, 4%, 7/01/2036	750,000	728,446
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev., ”E-1“, 3%, 7/01/2040	1,000,000	780,540
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	22,082
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	82,000	72,493
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	745,000	673,915
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	196,000	175,550
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	74,340
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	578,000	504,504
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	968
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	29,802
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,665
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	230,947
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	202,477
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	1,075,000	277,122
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	245,000	187,119
		$6,554,351
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049 (n)	$250,000	$207,515
Single Family Housing - State – 4.5%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$200,000	$196,997
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4.15%, 12/01/2038	1,000,000	905,395
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.85%, 12/01/2041	1,465,000	1,365,737
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	807,225
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	405,000	390,767
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, GNMA, 4.45%, 9/01/2043	595,000	556,278
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, GNMA, 4.5%, 9/01/2046	195,000	180,125
		$4,402,524
State & Local Agencies – 0.5%
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039 (Prerefunded 9/01/2024)	$500,000	$505,368
Student Loan Revenue – 0.7%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$5,000	$4,616
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	130,000	94,531
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	55,000	47,923
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	585,000	553,374
		$700,444
Tax - Other – 1.8%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$505,074
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	65,000	64,161
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	185,000	193,676
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2036	35,000	34,165
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2046	100,000	87,692
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2045	930,000	832,231
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	88,977
		$1,805,976
Tax Assessment – 0.5%
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	$410,000	$421,575
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	9,544
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	8,793
		$439,912
32

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	$560,000	$482,389
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	370,000	335,610
		$817,999
Toll Roads – 0.4%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$80,152
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	60,096
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	375,000	269,969
		$410,217
Transportation - Special Tax – 0.1%
New Jersey Transportation Trust Fund Authority, ”A“, 5%, 12/15/2039	$70,000	$71,810
Universities - Colleges – 17.5%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X LLC Project), 4%, 6/01/2034	$1,430,000	$1,396,145
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	500,000	459,630
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	605,607
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	508,056
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	826,707
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	822,731
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038 (Prerefunded 7/01/2027)	200,000	209,351
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	800,000	821,104
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	767,890
Clemson University, SC, Athletic Facilities Rev., ”A“, 3%, 5/01/2048	1,000,000	679,985
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	522,068
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,025,570
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	314,398
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	1,000,000	1,027,292
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	433,691
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,020,111
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	506,662
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	703,597
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	343,219
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,000,000	1,013,923
Gwinnett County, GA, Development Authority Rev. (Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,003,905
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	378,497
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	888,760
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	70,000	67,874
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	50,000	50,035
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	326,808
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	506,974
		$17,230,590
Universities - Dormitories – 0.4%
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), ”C“, 5%, 7/15/2030	$390,000	$392,614
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), ”C“, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,201
		$402,815
33

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – 0.7%
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	$750,000	$723,769
Utilities - Municipal Owned – 9.1%
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	$1,195,000	$1,218,257
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2032	1,000,000	1,047,966
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	473,976
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	467,868
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, 4.5%, 7/01/2063	1,000,000	889,444
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, AGM, 5%, 7/01/2048	1,000,000	1,010,043
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, AGM, 5%, 7/01/2055	1,000,000	1,004,592
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), ”A“, 5%, 1/01/2039	750,000	753,742
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2037	1,000,000	1,034,680
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	126,876
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	50,120
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	59,356
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	25,000
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	38,750
Puerto Rico Electric Power Authority Refunding Rev., ”VV“, NPFG, 5.25%, 7/01/2030	70,000	69,166
Puerto Rico Electric Power Authority Refunding Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	9,862
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	61,250
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	23,750
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	490,000	492,985
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	11,250
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	11,250
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	31,250
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	15,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	17,500
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	6,250
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	18,750
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	15,000
		$9,013,933
Utilities - Other – 4.2%
Alabama Southeast Energy, Cooperative District Energy Supply Rev., ”A-1“, 5.5%, 11/01/2053 (Put Date 1/01/2031)	$715,000	$734,848
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), ”A“, 4%, 12/01/2052 (Put Date 12/01/2029)	250,000	233,505
Black Belt Energy Gas District, AL, Gas Project Rev., ”A“, 4%, 6/01/2051 (Put Date 12/01/2031)	300,000	282,863
California Community Choice Financing Authority, Clean Energy Project Rev., ”C“, 5.25%, 1/01/2054 (Put Date 10/01/2031)	585,000	583,620
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., ”A“, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	991,757
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., ”C“, 5%, 9/01/2053 (Put Date 9/01/2030)	750,000	757,823
Tennessee Energy Acquisition Corp., Gas Project Rev., ”A-1“, 5%, 5/01/2053 (Put Date 5/01/2028)	520,000	518,791
		$4,103,207
Water & Sewer Utility Revenue – 10.6%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$771,651
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,023,903
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,021,299
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	466,863
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	467,369
Cherokee County, GA, Water and Sewerage Authority Rev., 4%, 8/01/2053	1,000,000	873,301
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	153,261
DeKalb County, GA, Water & Sewer Rev., 5%, 10/01/2052	1,000,000	1,027,937
34

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	$1,000,000	$1,029,874
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	30,002
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	117,809
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	45,078
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	45,027
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	143,645
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,051,180
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	15,000	15,086
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	20,000	20,044
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	10,048
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	20,054
Oconee County, GA, Water & Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	576,042
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038 (Prerefunded 2/01/2026)	500,000	514,724
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	1,000,000	1,032,611
		$10,456,808
Total Municipal Bonds (Identified Cost, $105,839,090)		$96,886,215
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$204,000	$183,690
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	378,198	124,327
Total Bonds (Identified Cost, $336,057)		$308,017
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $130,039)	$219,173	$113,696
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $1,287,714)	1,287,570	$1,287,828
Other Assets, Less Liabilities – 0.1%		101,608
Net Assets – 100.0%		$98,697,364
See Portfolio Footnotes and Notes to Financial Statements
35

Portfolio of Investments (unaudited) – continued
MFS Maryland Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport Revenue – 1.4%
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2047	$70,000	$61,012
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2053	65,000	55,152
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 5%, 9/30/2025	1,525,000	1,543,372
		$1,659,536
General Obligations - General Purpose – 17.2%
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 4/01/2033	$1,895,000	$1,926,567
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 10/01/2045	1,315,000	1,381,272
Baltimore County, MD, Metropolitan District (80th Issue), 4%, 3/01/2045	1,500,000	1,367,222
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	225,000	194,237
Cheverly, MD, Public Improvement, 4.5%, 11/01/2047	490,000	466,209
Chicago, IL, General Obligation, ”A“, 5.5%, 1/01/2040	480,000	491,165
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	6,747	6,518
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	53,375	31,457
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	45,774	46,972
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	45,031	46,531
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	121,739	127,135
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	41,476	37,176
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	75,390	65,518
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	31,997	26,859
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	43,504	34,978
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	150,243	115,834
Frederick County, MD, General Obligation, Public Facilities, ”A“, 5%, 8/01/2024	1,500,000	1,514,935
Howard County, MD, Metropolitan District Project, ”B“, 3%, 8/15/2051	1,155,000	785,291
Howard County, MD, Metropolitan District Project, ”C“, 4%, 2/15/2048	1,500,000	1,349,092
Maryland Community Development Administration, Local Government Infrastructure, ”A-2“, 4%, 6/01/2036	1,210,000	1,159,907
Maryland State & Local Facilities Loan, General Obligation, 4%, 6/01/2029	1,500,000	1,497,622
Maryland State & Local Facilities Loan, General Obligation Refunding, ”A“, 5%, 8/01/2025	2,055,000	2,100,038
Maryland State & Local Facilities Loan, General Obligation, ”A“, 5%, 6/01/2036	1,000,000	1,089,891
Maryland State & Local Facilities Loan, General Obligation, ”C“, 5%, 8/01/2024	2,000,000	2,020,566
Montgomery County, MD, General Obligation, Consolidated Public Improvement, ”A“, 5%, 8/01/2035	1,000,000	1,099,962
Oxford, AL, General Obligation Warrants, ”A“, 5%, 7/01/2052	385,000	389,406
State of California, Various Purpose General Obligation, 4%, 3/01/2036	430,000	427,161
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	166,925
State of Illinois, General Obligation, ”B“, 5.5%, 5/01/2047	100,000	103,741
State of Illinois, General Obligation, ”C“, 4%, 10/01/2040	300,000	262,512
State of Illinois, General Obligation, ”C“, 4%, 10/01/2041	190,000	164,522
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2048	130,000	117,346
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2052	50,000	44,547
		$20,659,114
General Obligations - Schools – 0.5%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., ”A“, 4%, 12/01/2047	$325,000	$252,466
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	405,000	369,826
		$622,292
Healthcare Revenue - Hospitals – 16.2%
Doylestown, PA, Hospital Authority Rev., ”A“, 4%, 6/30/2045 (Prerefunded 7/01/2029)	$5,000	$5,110
Doylestown, PA, Hospital Authority Rev., ”A“, 4%, 6/30/2045	10,000	7,128
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), ”A“, 4.125%, 7/01/2052	540,000	459,269
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	736,836
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	750,000	755,098
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	845,154
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), ”A“, 4%, 7/01/2039	1,145,000	1,029,221
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), ”A“, 4%, 7/01/2041	1,000,000	878,066
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028 (Prerefunded 7/01/2025)	750,000	766,008
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	408,208
36

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	$1,000,000	$861,331
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), ”A“, AGM, 5.25%, 8/15/2038	1,155,000	1,217,292
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2033	1,030,000	1,040,633
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 8/15/2041	505,000	490,305
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 5/15/2042	750,000	745,718
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), ”A“, 5%, 7/01/2032	600,000	604,536
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	503,189
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), ”A“, 5%, 7/01/2033	1,205,000	1,236,775
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), ”A“, 5%, 7/01/2035	500,000	512,806
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), ”MD“, 5%, 12/01/2046	1,000,000	1,004,491
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”B“, 5%, 7/01/2034	1,000,000	1,027,916
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”D“, 4%, 7/01/2048	1,250,000	1,056,669
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034 (Prerefunded 7/01/2024)	1,000,000	1,007,804
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	1,240,000	1,242,302
New York Dormitory Authority Rev. (Norwell Health Obligated Group), ”A“, 4.25%, 5/01/2052	590,000	508,448
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 4%, 4/15/2043	635,000	538,179
		$19,488,492
Healthcare Revenue - Long Term Care – 2.9%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$812,632
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	396,836
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	431,104
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), ”A“, 5%, 1/01/2045	500,000	489,302
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	350,000	292,379
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), ”B“, 5%, 1/01/2032	575,000	612,656
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	402,906
		$3,437,815
Healthcare Revenue - Other – 0.3%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$370,000	$370,086
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$100,652
Miscellaneous Revenue - Other – 2.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$20,000	$19,696
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	85,000	80,790
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	70,000	60,135
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2028	90,000	90,529
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2029	210,000	211,531
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	928,727
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	40,000	40,152
Montgomery County, MD, Transportation Fund Lease Authority Rev., ”A“, 5%, 11/01/2036	415,000	418,803
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	240,000	221,723
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	390,000	384,987
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	490,000	471,977
		$2,929,050
Multi-Family Housing Revenue – 8.5%
Howard County, MD, Housing Commission Rev. (Beech's Farm Apartments), VRDN, 3.19%, 11/30/2062	$3,000,000	$3,000,000
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), ”A“, 5%, 6/01/2044	500,000	497,180
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	763,108
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, FHA, 4%, 7/01/2048	500,000	405,157
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 3.65%, 7/01/2049	505,000	416,122
37

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”D“, 3.35%, 7/01/2049	$1,765,000	$1,321,917
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”A“, 4.85%, 7/01/2053	500,000	455,352
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”A-1“, FHA, 3.05%, 7/01/2044	1,000,000	715,277
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”C“, 5.125%, 7/01/2037	1,000,000	1,017,585
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	881,036
New Hampshire National Finance Authority Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	283,356	262,383
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	765,000	483,496
		$10,218,613
Parking – 1.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,394,082
Port Revenue – 1.2%
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2044	$500,000	$478,620
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2049	250,000	233,610
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2031	650,000	661,616
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	125,525
		$1,499,371
Sales & Excise Tax Revenue – 2.3%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	$5,000	$4,985
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	9,935
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	75,000	60,697
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	21,000	19,322
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	81,000	71,609
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	1,276,000	1,154,248
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	160,000	143,306
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	75,000	67,175
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	267,000	233,049
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	968
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	36,000	30,653
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,665
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	338,000	239,449
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	332,000	212,729
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	1,467,000	378,175
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	120,000	91,650
		$2,722,615
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2039 (n)	$250,000	$224,118
Single Family Housing - Local – 0.9%
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), ”A“, FHA, 5.75%, 7/01/2054	$1,000,000	$1,045,438
Single Family Housing - State – 6.1%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 2.1%, 9/01/2041	$1,500,000	$934,669
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, GNMA, 4.45%, 9/01/2043	500,000	467,461
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, GNMA, 5.5%, 9/01/2053	1,000,000	1,032,496
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 2.1%, 3/01/2033	250,000	199,494
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 3%, 9/01/2051	940,000	882,290
38

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”D“, 5.05%, 3/01/2047	$1,000,000	$993,385
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”D“, 6%, 3/01/2053	985,000	1,030,551
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	788,567
West Virginia Housing Development Fund Finance Bonds, ”C“, 4.85%, 11/01/2052	1,000,000	971,463
		$7,300,376
State & Local Agencies – 9.1%
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	$500,000	$516,584
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2038	500,000	513,499
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, ”C“, 0%, 5/01/2054	2,000,000	377,643
Maryland Stadium Authority, Built to Learn Rev., 4%, 6/01/2046	1,405,000	1,226,300
Maryland Stadium Authority, Built to Learn Rev., ”A“, 4%, 6/01/2036	1,000,000	955,083
Maryland Stadium Authority, Built to Learn Rev., ”A“, 4%, 6/01/2041	1,500,000	1,355,798
Maryland Stadium Authority, Hagerstown Multi-Use Sports & Events Facility Lease Rev., ”A“, 5%, 6/01/2052	1,000,000	1,024,164
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	812,463
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,034,490
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2048	1,500,000	1,512,986
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), ”A“, 5%, 7/15/2040	1,500,000	1,581,521
		$10,910,531
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	$115,000	$83,624
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	490,000	463,509
		$547,133
Tax - Other – 1.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$85,000	$83,903
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	225,000	235,552
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2045	850,000	760,641
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), ”A“, BAM, 4.125%, 2/01/2048	500,000	441,798
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	600,000	403,817
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	88,977
		$2,014,688
Tax Assessment – 3.6%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	$500,000	$477,469
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), ”B“, 3.875%, 6/01/2046 (n)	300,000	227,101
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	488,481
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), ”B“, 4.625%, 7/01/2043 (n)	250,000	226,631
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	410,176
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), ”B“, 4%, 7/01/2040	180,000	155,671
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), ”A“, 5%, 7/01/2026	820,000	836,125
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), ”A“, 5%, 7/01/2043 (n)	250,000	230,790
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	225,309
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047 (n)	300,000	254,839
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	379,229
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	400,000	367,954
		$4,279,775
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	$410,000	$346,318
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	500,000	430,705
39

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	$365,000	$331,075
		$1,108,098
Toll Roads – 1.1%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), ”A“, AGM, 4%, 10/01/2052	$500,000	$430,466
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	915,000	948,139
		$1,378,605
Transportation - Special Tax – 6.2%
Maryland Department of Transportation, Consolidated Transportation, 5%, 10/01/2026	$1,335,000	$1,387,079
Maryland Department of Transportation, Consolidated Transportation, 4%, 12/15/2029	1,500,000	1,492,230
Maryland Department of Transportation, Consolidated Transportation Refunding, ”A“, 5%, 12/01/2025	1,080,000	1,109,882
Maryland Department of Transportation, Consolidated Transportation, ”A“, 3%, 10/01/2033	500,000	447,962
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), ”E“, 4%, 11/15/2045	1,000,000	846,235
New Jersey Transportation Trust Fund Authority, ”CC“, 5.5%, 6/15/2050	75,000	79,021
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	449,221
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	447,453
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., ”B“, 5%, 7/01/2042	1,140,000	1,154,713
		$7,413,796
Universities - Colleges – 4.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2044	$500,000	$491,487
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	505,650
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,001,109
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	454,514
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	625,119
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	201,465
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	317,938
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	75,000	75,052
University System of Maryland, Auxiliary Facility & Tuition Rev., ”A“, 5%, 4/01/2028	1,205,000	1,277,394
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	110,000	107,448
		$5,057,176
Universities - Dormitories – 2.0%
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	$750,000	$764,195
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	969,798
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	410,000	409,977
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	297,969
		$2,441,939
Utilities - Electric Power – 0.3%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$555,000	$409,487
Utilities - Municipal Owned – 0.3%
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	$10,000	$2,500
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	25,000
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	160,000	40,000
Puerto Rico Electric Power Authority Refunding Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	9,862
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	250,000	62,500
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	23,750
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	11,250
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	2,500
40

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	$125,000	$31,250
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	15,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	65,000	16,250
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	65,000	16,250
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	50,000	12,500
		$308,612
Utilities - Other – 3.0%
Black Belt Energy Gas District, AL, Gas Project Rev., ”A“, 4%, 6/01/2051 (Put Date 12/01/2031)	$375,000	$353,579
Black Belt Energy Gas District, AL, Gas Project Rev., ”C-1“, 5.25%, 2/01/2053 (Put Date 6/01/2029)	745,000	755,994
California Community Choice Financing Authority, Clean Energy Project Rev., ”C“, 5.25%, 1/01/2054 (Put Date 10/01/2031)	720,000	718,302
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), ”A“, 5.25%, 1/01/2054 (Put Date 7/01/2029)	665,000	669,316
Tennergy Corp., TN, Gas Supply Rev., ”A“, 5.5%, 10/01/2053 (Put Date 12/01/2030)	410,000	416,419
Tennessee Energy Acquisition Corp., Gas Project Rev., ”A-1“, 5%, 5/01/2053 (Put Date 5/01/2028)	650,000	648,489
		$3,562,099
Water & Sewer Utility Revenue – 3.4%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 4%, 7/01/2038	$550,000	$514,671
Baltimore, MD, Project Rev. (Stormwater Projects), ”A“, 5%, 7/01/2049	1,000,000	1,018,999
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), ”B“, 5%, 7/01/2042 (Prerefunded 1/01/2024)	1,320,000	1,322,866
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	20,001
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	98,960
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	205,000	205,353
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	205,000	205,124
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	130,000	120,477
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	25,000	25,143
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	30,000	30,066
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	15,000	15,071
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	35,000	35,095
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	50,154
Texas Water Development Board State Water Implementation Rev., ”A“, 5%, 10/15/2058 (w)	380,000	390,653
		$4,052,633
Total Municipal Bonds (Identified Cost, $126,733,376)		$117,156,222
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$165,000	$148,573
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	378,198	124,327
Total Bonds (Identified Cost, $298,629)		$272,900
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $116,515)	$196,379	$101,872
41

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $958,107)	958,044	$958,236
Other Assets, Less Liabilities – 1.2%		1,466,348
Net Assets – 100.0%		$119,955,578
See Portfolio Footnotes and Notes to Financial Statements
42

Portfolio of Investments (unaudited) – continued
MFS Massachusetts Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.4%
Airport Revenue – 6.0%
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2047	$265,000	$230,973
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2053	250,000	212,122
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	2,000,000	2,027,500
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2040	2,755,000	2,777,718
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2042	3,000,000	3,000,425
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2042	3,455,000	3,468,456
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2047	1,500,000	1,485,148
Massachusetts Port Authority Rev., ”B“, 5%, 7/01/2043	3,625,000	3,615,601
Massachusetts Port Authority Rev., ”C“, 5%, 7/01/2044	3,000,000	2,998,335
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2051	3,055,000	3,020,709
		$22,836,987
General Obligations - General Purpose – 20.4%
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2040	$1,830,000	$1,766,258
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2041	1,905,000	1,798,551
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2042	1,980,000	1,848,956
Attleboro, MA, General Obligation School Construction Bond Anticipation Notes, 5%, 11/01/2023	8,800,000	8,807,135
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	705,000	608,609
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	4,000,000	3,464,937
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2025	535,000	539,161
Commonwealth of Massachusetts, ”A“, 5%, 5/01/2048	4,000,000	4,153,202
Commonwealth of Massachusetts, ”B“, 5.25%, 8/01/2028	2,225,000	2,408,457
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”C“, 5%, 5/01/2029	1,410,000	1,411,040
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”E“, 5%, 11/01/2049	3,000,000	3,102,026
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”F“, 5%, 11/01/2042	3,000,000	3,068,271
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”I“, 5%, 12/01/2034	1,000,000	1,038,363
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	23,374	22,579
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	184,909	108,979
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	158,576	162,725
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	156,003	161,199
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	343,525	358,750
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	143,685	128,790
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	282,284	245,319
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	110,848	93,050
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	150,711	121,174
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	516,737	398,394
Fall River, MA, General Obligation Anticipation Notes, 4%, 2/02/2024	4,496,686	4,496,744
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2040	1,060,000	1,117,288
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,146,722
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,178,715
Hingham, MA, General Obligation Anticipation Notes, 4%, 2/16/2024	3,000,000	3,003,499
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2034	1,125,000	1,149,953
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,510,531
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,045,423
Massachusetts Turnpike Authority, Metropolitan Highway System Rev., Capital Appreciation, ”A“, NPFG, 0%, 1/01/2029	1,560,000	1,245,040
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2039	1,090,000	1,067,473
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2040	1,125,000	1,085,759
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2041	1,000,000	944,066
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2042	695,000	648,961
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	5,000,000	4,492,648
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2023	1,215,000	1,215,435
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2024	740,000	749,395
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2025	350,000	360,018
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2041	685,000	635,827
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2042	790,000	724,992
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2043	730,000	664,656
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	755,000	727,951
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2038	675,000	723,199
43

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2039	$740,000	$786,853
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2040	785,000	831,553
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2041	620,000	652,122
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2042	600,000	628,364
State of California, Various Purpose General Obligation, 4%, 3/01/2036	1,410,000	1,400,692
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	292,119
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	265,843
State of Illinois, General Obligation, ”C“, 4%, 10/01/2040	950,000	831,287
State of Illinois, General Obligation, ”C“, 4%, 10/01/2041	595,000	515,214
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2048	395,000	356,553
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2052	160,000	142,550
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	5,000,000	3,404,183
		$76,857,553
General Obligations - Schools – 2.6%
Bristol-Plymouth Regional Vocational Technical School District, MA, 5%, 2/28/2024	$6,000,000	$6,019,149
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., ”A“, 4%, 12/01/2047	1,270,000	986,557
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	1,285,000	1,173,400
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, ”C“, 0%, 8/01/2038 (Prerefunded 2/15/2024)	3,375,000	1,559,205
		$9,738,311
Healthcare Revenue - Hospitals – 12.9%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), ”A“, 5%, 8/15/2051	$2,405,000	$2,456,031
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), ”A“, 4.125%, 7/01/2052	1,960,000	1,666,975
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,536,551
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), ”N“, 5%, 7/01/2044	2,000,000	1,904,637
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”J-2“, 5%, 7/01/2048	3,615,000	3,560,407
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”K“, 5%, 7/01/2036	635,000	651,124
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”K“, 5%, 7/01/2037	850,000	866,926
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”K“, 5%, 7/01/2038	700,000	710,101
Massachusetts Development Finance Agency Rev. (Boston Medical Center), ”G“, 5.25%, 7/01/2048	2,000,000	1,969,112
Massachusetts Development Finance Agency Rev. (CareGroup), ”I“, 5%, 7/01/2037	1,000,000	1,008,908
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2036	1,000,000	1,024,849
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2037	1,000,000	1,018,078
Massachusetts Development Finance Agency Rev. (Children's Hospital), ”P“, 5%, 10/01/2032 (Prerefunded 10/01/2024)	1,000,000	1,009,383
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”N“, 5%, 12/01/2041	1,690,000	1,698,394
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2034	400,000	419,118
Massachusetts Development Finance Agency Rev. (Lahey Health System), ”F“, 5%, 8/15/2030	2,000,000	2,035,788
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	1,000,000	913,919
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”G“, 5%, 7/15/2046 (n)	1,000,000	808,805
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2041	1,810,000	1,820,446
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2047	1,500,000	1,484,251
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 4%, 7/01/2041	1,500,000	1,374,019
Massachusetts Development Finance Agency Rev. (South Shore Hospital), ”I“, 5%, 7/01/2041	2,300,000	2,207,667
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2041	1,850,000	1,800,520
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	2,000,000	1,968,617
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”L“, 5%, 7/01/2044	1,000,000	955,928
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 4%, 7/01/2044	2,080,000	1,643,453
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 5%, 7/01/2044	2,000,000	1,748,441
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”C“, AGM, 4%, 10/01/2045	4,150,000	3,586,827
Massachusetts Development Financing Agency Rev. (Beth Israel Lahey Health, Inc.), ”J-2“, 5%, 7/01/2043	2,855,000	2,861,799
New York Dormitory Authority Rev. (Norwell Health Obligated Group), ”A“, 4.25%, 5/01/2052	2,120,000	1,826,965
		$48,538,039
Healthcare Revenue - Long Term Care – 1.4%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$999,945
Massachusetts Development Finance Agency Rev. (Adventcare), ”A“, 6.75%, 10/15/2037 (a)(d)	415,361	4,154
44

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	$485,000	$382,234
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	490,365
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	477,211
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	699,901
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,146,058
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	1,000,000	1,002,484
		$5,202,352
Industrial Revenue - Environmental Services – 0.5%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 0.7%, 12/01/2044 (Put Date 12/01/2023)	$2,000,000	$1,985,073
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	$500,000	$386,536
Miscellaneous Revenue - Other – 4.4%
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), ”A“, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	$2,235,000	$2,221,347
Commonwealth of Massachusetts, Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), ”A“, 5%, 6/15/2024	6,000,000	6,049,171
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,025,214
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,020,156
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,011,051
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2039	3,000,000	3,002,863
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	140,000	140,534
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	950,000	877,652
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,440,012
		$16,788,000
Multi-Family Housing Revenue – 4.5%
Massachusetts Development Finance Agency Rev. (Morville House Apartments), ”A“, LOC, 4.95%, 12/15/2023	$1,790,000	$1,790,813
Massachusetts Housing Finance Agency, ”A“, 3.7%, 12/01/2038	1,000,000	860,458
Massachusetts Housing Finance Agency, ”A“, 3.8%, 12/01/2043	2,025,000	1,658,831
Massachusetts Housing Finance Agency, ”C“, 5.35%, 12/01/2049	1,035,000	1,036,078
Massachusetts Housing Finance Agency, ”C-1“, HUD Section 8, 5.125%, 12/01/2057	3,000,000	2,918,927
Massachusetts Housing Finance Agency, “A-3”, 3.05%, 12/01/2027	3,000,000	2,875,726
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	752,488
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,413,709
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.75%, 12/01/2030	1,425,000	1,425,317
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.875%, 12/01/2032	1,190,000	1,190,246
New Hampshire National Finance Authority Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	1,106,515	1,024,616
		$16,947,209
Sales & Excise Tax Revenue – 5.2%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	$20,000	$19,941
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	25,000	24,837
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	255,000	206,368
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	2,590,000	2,611,971
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2029	1,850,000	2,029,001
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2031	2,000,000	2,237,153
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., ”A“, 5%, 2/15/2044	4,000,000	4,093,489
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	73,000	67,166
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	239,000	211,291
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	2,803,000	2,535,547
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	597,000	534,711
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	256,000	229,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	5,000	4,265
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	2,179,000	1,901,927
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	4,000	3,872
45

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	$117,000	$99,624
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	22,000	17,106
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	1,059,000	750,225
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	1,011,000	647,798
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,912,000	750,679
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	585,000	446,794
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	360,000	274,950
		$19,698,005
Secondary Schools – 1.8%
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2054	$1,000,000	$865,384
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2056 (n)	290,000	233,642
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	934,422
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	508,048
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,031,297
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”B“, 5%, 7/01/2037	1,000,000	937,214
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), ”A“, 3.5%, 7/01/2044	265,000	214,231
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	1,952,248
		$6,676,486
Single Family Housing - State – 2.7%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$600,000	$590,991
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.3%, 6/01/2034	365,000	329,708
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.45%, 12/01/2036	485,000	426,079
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”215“, GNMA, 4%, 12/01/2050	2,390,000	2,323,737
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 1.35%, 12/01/2029	400,000	330,848
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”222“, GNMA, 3%, 6/01/2051	935,000	874,556
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”225“, 5.5%, 12/01/2052	4,000,000	4,107,589
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,364,492
		$10,348,000
Student Loan Revenue – 5.2%
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 5%, 7/01/2029	$1,400,000	$1,424,952
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 5%, 7/01/2030	1,300,000	1,327,030
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 2%, 7/01/2037	3,000,000	2,403,422
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	2,250,000	1,774,980
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	4,000,000	2,936,592
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	635,000	615,392
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, ”B“, 4.25%, 7/01/2044	3,000,000	2,779,883
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, ”B“, 5%, 7/01/2031	1,000,000	1,023,213
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 3%, 7/01/2051	2,000,000	1,213,597
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 4.125%, 7/01/2052	3,000,000	2,264,584
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	180,000	156,840
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	1,710,000	1,617,554
		$19,538,039
Tax - Other – 0.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$255,000	$251,710
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	710,000	743,296
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2036	120,000	117,139
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2046	370,000	324,459
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	225,000	200,197
		$1,636,801
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$23,859
46

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	$32,000	$31,263
		$55,122
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	$1,290,000	$1,089,635
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	800,000	689,128
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	1,340,000	1,215,452
		$2,994,215
Toll Roads – 0.3%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,051,467
Transportation - Special Tax – 3.3%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2036	$2,850,000	$2,930,332
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2042	3,000,000	3,060,738
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement Program), ”B“, 5%, 5/31/2049 (w)	3,000,000	3,131,067
Massachusetts Transportation Fund Rev. (Rail Enhancement Program), ”B“, 5%, 6/01/2052	3,000,000	3,111,468
New Jersey Transportation Trust Fund Authority, ”A“, 5%, 12/15/2039	225,000	230,817
		$12,464,422
Universities - Colleges – 18.7%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), ”M“, 3%, 7/01/2047	$2,830,000	$1,870,702
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2038	605,000	629,345
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2040	2,665,000	2,751,117
Massachusetts Development Finance Agency Refunding Rev. (Olin College) ”F“, 5%, 10/31/2040	850,000	880,772
Massachusetts Development Finance Agency Refunding Rev. (Olin College) ”F“, 4%, 10/31/2041	1,800,000	1,613,008
Massachusetts Development Finance Agency Refunding Rev. (Olin College) ”F“, 5%, 10/31/2042	950,000	976,792
Massachusetts Development Finance Agency Refunding Rev. (Olin College) ”F“, 4.125%, 10/31/2043	1,250,000	1,121,279
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	974,929
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	850,663
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	618,063
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	332,263
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,608,217
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,506,198
Massachusetts Development Finance Agency Rev. (Brandeis University), ”R“, 5%, 10/01/2038	835,000	860,912
Massachusetts Development Finance Agency Rev. (Brandeis University), ”S-1“, 5%, 10/01/2039	2,660,000	2,755,581
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	694,662
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,658,123
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	2,000,000	1,994,360
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,000,000	1,893,486
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,086,652
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	189,941
Massachusetts Development Finance Agency Rev. (Lesley University), ”A“, 5%, 7/01/2044	2,250,000	2,074,060
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	914,093
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,062,492
Massachusetts Development Finance Agency Rev. (Merrimack College), ”B“, 4%, 7/01/2042	475,000	389,201
Massachusetts Development Finance Agency Rev. (Merrimack College), ”B“, 4%, 7/01/2050	1,825,000	1,393,071
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,081,718
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2035	1,555,000	1,673,637
Massachusetts Development Finance Agency Rev. (Simmons University), ”H“, SYNCORA, 5.25%, 10/01/2026	1,420,000	1,433,628
Massachusetts Development Finance Agency Rev. (Simmons University), ”L“, 5%, 10/01/2035	2,000,000	2,000,899
Massachusetts Development Finance Agency Rev. (Simmons University), ”M“, 5%, 10/01/2045	725,000	657,070
Massachusetts Development Finance Agency Rev. (Springfield College), ”A“, 4%, 6/01/2056	3,000,000	2,172,749
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	787,037
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,048,438
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	1,812,640
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,102,153
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,599,248
47

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	$950,000	$985,156
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,415,753
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,851,868
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), ”I-1“, 5.2%, 1/01/2028	1,000,000	1,075,185
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), ”A“, 2.45%, 11/01/2030 (Put Date 4/01/2026)	3,500,000	3,365,327
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), ”I“, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,400,000	2,217,876
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	265,000	256,950
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,056
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	90,174
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	462,251
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2040	2,500,000	2,513,269
University of Massachusetts Building Authority Senior Refunding Rev., ”2019-1“, 5%, 5/01/2039	3,000,000	3,127,240
		$70,505,304
Utilities - Municipal Owned – 0.5%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$200,000	$200,481
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	235,000	232,478
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	35,000	8,750
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	315,000	78,750
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	510,000	127,500
Puerto Rico Electric Power Authority Refunding Rev., ”VV“, NPFG, 5.25%, 7/01/2029	385,000	380,764
Puerto Rico Electric Power Authority Refunding Rev., ”VV“, NPFG, 5.25%, 7/01/2034	35,000	34,517
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	800,000	200,000
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	125,000	31,250
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	65,000	16,250
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	30,000	7,500
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	300,000	75,000
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	150,000	37,500
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	135,000	33,750
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	25,000	6,250
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	415,000	103,750
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	30,000	7,500
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	65,000	16,250
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	195,000	48,750
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	220,000	55,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	75,000	18,750
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	230,000	57,500
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	190,000	47,500
		$1,825,740
Utilities - Other – 3.5%
Alabama Southeast Energy, Cooperative District Energy Supply Rev., ”A-1“, 5.5%, 11/01/2053 (Put Date 1/01/2031)	$2,720,000	$2,795,505
Black Belt Energy Gas District, AL, Gas Project Rev., ”A“, 4%, 6/01/2051 (Put Date 12/01/2031)	1,165,000	1,098,451
California Community Choice Financing Authority, Clean Energy Project Rev., ”C“, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,250,000	2,244,693
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), ”A“, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,065,000	2,078,401
Tennergy Corp., TN, Gas Supply Rev., ”A“, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,270,000	1,289,884
Tennessee Energy Acquisition Corp., Gas Project Rev., ”A“, 5.25%, 9/01/2026	1,610,000	1,614,532
Tennessee Energy Acquisition Corp., Gas Project Rev., ”A-1“, 5%, 5/01/2053 (Put Date 5/01/2028)	2,020,000	2,015,305
		$13,136,771
Water & Sewer Utility Revenue – 3.2%
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	$455,000	$421,668
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,326,785
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,365,170
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,308,053
48

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Massachusetts Water Pollution Abatement Trust (MWRA Program), ”A“, 5%, 8/01/2032	$75,000	$75,055
Massachusetts Water Resources Authority, General Refunding Rev. (Green Bonds), ”C“, 4%, 8/01/2040	2,910,000	2,693,749
Massachusetts Water Resources Authority, General Rev., ”B“, 5%, 8/01/2042	430,000	453,770
Massachusetts Water Resources Authority, General Rev., ”B“, 5%, 8/01/2043	750,000	789,817
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2029	595,000	653,304
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2031	1,625,000	1,819,481
		$11,906,852
Total Municipal Bonds (Identified Cost, $402,941,702)		$371,117,284
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$523,156
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,134,593	372,981
Total Bonds (Identified Cost, $978,658)		$896,137
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $403,641)	$680,314	$352,913
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $4,228,189)	4,227,940	$4,228,786
Other Assets, Less Liabilities – 0.2%		610,214
Net Assets – 100.0%		$377,205,334
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$1,199,740	$62,055,397
Arkansas Fund	906,007	136,656,329
California Fund	11,769,311	482,863,952
Georgia Fund	1,287,828	97,307,928
Maryland Fund	958,236	117,530,994
Massachusetts Fund	4,228,786	372,366,334
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Alabama Fund	$1,360,985	2.1%
Arkansas Fund	1,680,541	1.2%
California Fund	63,210,241	12.8%
Georgia Fund	1,938,914	2.0%
Maryland Fund	2,604,383	2.2%
Massachusetts Fund	8,771,616	2.3%
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
49

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The following fund(s) holds the following restricted securities:
Alabama Fund
Restricted Securities	Acquisition Date	Cost	Value
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), ”A“, 6%, 5/01/2040	6/10/2020	$300,000	$225,000
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
50

Financial Statements
Statements of Assets and Liabilities
At 9/30/23 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $68,653,058, $151,469,980, and $524,273,275, respectively)	$62,055,397	$136,656,329	$482,863,952
Investments in affiliated issuers, at value (identified cost, $1,199,599, $905,852, and $11,767,939, respectively)	1,199,740	906,007	11,769,311
Cash	—	—	12,100
Receivables for
Investments sold	—	799,283	2,525,940
Fund shares sold	35,277	224,501	2,204,970
Interest	752,143	1,827,118	5,668,110
Receivable from investment adviser	7,671	3,844	—
Other assets	7,467	10,154	17,257
Total assets	$64,057,695	$140,427,236	$505,061,640
Liabilities
Payables for
Distributions	$25,197	$20,031	$137,683
Investments purchased	—	—	2,750,000
Fund shares reacquired	150,779	183,514	1,446,883
When-issued investments purchased	202,830	1,464,105	5,210,909
Payable to affiliates
Investment adviser	—	—	17,759
Administrative services fee	159	248	666
Shareholder servicing costs	14,168	29,350	100,686
Distribution and service fees	879	966	3,292
Payable for independent Trustees' compensation	7	—	3,720
Accrued expenses and other liabilities	60,474	64,347	97,733
Total liabilities	$454,493	$1,762,561	$9,769,331
Net assets	$63,603,202	$138,664,675	$495,292,309
Net assets consist of
Paid-in capital	$75,077,374	$161,925,953	$562,564,259
Total distributable earnings (loss)	(11,474,172)	(23,261,278)	(67,271,950)
Net assets	$63,603,202	$138,664,675	$495,292,309
51

Statements of Assets and Liabilities (unaudited) – continued
	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$42,576,900	$115,825,249	$296,945,904
Class B	53,926	220,962	223,903
Class C	—	—	10,286,007
Class I	17,758,925	17,377,305	129,369,284
Class R6	3,213,451	5,241,159	58,467,211
Total net assets	$63,603,202	$138,664,675	$495,292,309
Shares of beneficial interest outstanding
Class A	4,822,946	13,610,179	56,809,805
Class B	6,108	25,941	42,816
Class C	—	—	1,961,392
Class I	2,110,854	2,056,870	15,204,883
Class R6	381,932	620,412	6,876,243
Total shares of beneficial interest outstanding	7,321,840	16,313,402	80,895,139
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$8.83	$8.51	$5.23
Offering price per share (100 / 95.75 x net asset value per share)	$9.22	$8.89	$5.46
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$8.83	$8.52	$5.23
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$5.24
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.41	$8.45	$8.51
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.41	$8.45	$8.50
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
52

Statements of Assets and Liabilities (unaudited) – continued
At 9/30/23	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $106,305,186, $127,148,520, and $404,324,001, respectively)	$97,307,928	$117,530,994	$372,366,334
Investments in affiliated issuers, at value (identified cost, $1,287,714, $958,107, and $4,228,189, respectively)	1,287,828	958,236	4,228,786
Receivables for
Investments sold	5,000	1,022,082	430,000
Fund shares sold	17,740	61,910	237,699
Interest	1,245,046	1,575,108	5,335,772
Receivable from investment adviser	1,709	8,902	—
Other assets	10,367	11,853	9,924
Total assets	$99,875,618	$121,169,085	$382,608,515
Liabilities
Payables for
Distributions	$17,153	$29,846	$99,483
Fund shares reacquired	99,309	709,927	1,959,254
When-issued investments purchased	981,660	385,377	3,171,690
Payable to affiliates
Investment adviser	—	—	3,866
Administrative services fee	201	226	530
Shareholder servicing costs	14,979	27,809	80,993
Distribution and service fees	1,541	1,680	4,618
Payable for independent Trustees' compensation	—	2,238	2,230
Accrued expenses and other liabilities	63,411	56,404	80,517
Total liabilities	$1,178,254	$1,213,507	$5,403,181
Net assets	$98,697,364	$119,955,578	$377,205,334
Net assets consist of
Paid-in capital	$114,439,428	$135,162,369	$428,078,912
Total distributable earnings (loss)	(15,742,064)	(15,206,791)	(50,873,578)
Net assets	$98,697,364	$119,955,578	$377,205,334
53

Statements of Assets and Liabilities (unaudited) – continued
	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$74,894,939	$81,879,554	$222,520,948
Class B	48,396	206,026	147,401
Class I	11,194,190	28,414,589	145,325,579
Class R6	12,559,839	9,455,409	9,211,406
Total net assets	$98,697,364	$119,955,578	$377,205,334
Shares of beneficial interest outstanding
Class A	7,940,175	8,682,017	23,170,031
Class B	5,112	21,856	15,323
Class I	1,308,871	3,340,008	17,288,459
Class R6	1,467,731	1,111,179	1,095,154
Total shares of beneficial interest outstanding	10,721,889	13,155,060	41,568,967
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.43	$9.43	$9.60
Offering price per share (100 / 95.75 x net asset value per share)	$9.85	$9.85	$10.03
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.47	$9.43	$9.62
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.55	$8.51	$8.41
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.56	$8.51	$8.41
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.
See Notes to Financial Statements
54

Financial Statements
Statements of Operations
Six months ended 9/30/23 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Alabama Fund	Arkansas Fund	California Fund
Net investment income (loss)
Interest	$1,237,557	$2,618,205	$9,721,201
Dividends from affiliated issuers	32,587	48,553	182,731
Other	41	67	155
Total investment income	$1,270,185	$2,666,825	$9,904,087
Expenses
Management fee	$152,824	$329,509	$1,123,633
Distribution and service fees	56,956	155,141	437,361
Shareholder servicing costs	25,425	54,594	167,985
Administrative services fee	10,036	15,673	41,003
Independent Trustees' compensation	1,665	2,277	5,252
Custodian fee	10,499	14,426	36,177
Shareholder communications	3,653	4,653	7,938
Audit and tax fees	32,884	32,886	32,892
Legal fees	2,566	1,987	9,090
Registration fees	29,788	30,954	41,676
Miscellaneous	13,242	13,904	17,286
Total expenses	$339,538	$656,004	$1,920,293
Fees paid indirectly	(38)	(46)	(416)
Reduction of expenses by investment adviser and distributor	(62,803)	(155,500)	(259,869)
Net expenses	$276,697	$500,458	$1,660,008
Net investment income (loss)	$993,488	$2,166,367	$8,244,079
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(388,478)	$(343,406)	$(976,246)
Affiliated issuers	(95)	(922)	(2,557)
Net realized gain (loss)	$(388,573)	$(344,328)	$(978,803)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,809,839)	$(9,499,498)	$(26,690,503)
Affiliated issuers	(140)	(138)	(276)
Net unrealized gain (loss)	$(3,809,979)	$(9,499,636)	$(26,690,779)
Net realized and unrealized gain (loss)	$(4,198,552)	$(9,843,964)	$(27,669,582)
Change in net assets from operations	$(3,205,064)	$(7,677,597)	$(19,425,503)
See Notes to Financial Statements
55

Statements of Operations (unaudited) – continued
Six months ended 9/30/23	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income (loss)
Interest	$1,844,064	$2,398,548	$7,142,213
Dividends from affiliated issuers	32,085	42,981	123,804
Other	57	62	142
Total investment income	$1,876,206	$2,441,591	$7,266,159
Expenses
Management fee	$234,663	$287,738	$893,763
Distribution and service fees	99,365	113,541	301,326
Shareholder servicing costs	27,426	49,823	159,370
Administrative services fee	12,647	14,340	33,670
Independent Trustees' compensation	1,940	2,271	4,431
Custodian fee	13,544	12,861	28,100
Shareholder communications	4,340	4,372	6,737
Audit and tax fees	32,886	32,886	32,891
Legal fees	2,882	5,482	13,533
Registration fees	29,924	31,892	31,545
Miscellaneous	13,704	13,924	15,984
Total expenses	$473,321	$569,130	$1,521,350
Fees paid indirectly	(57)	(32)	(216)
Reduction of expenses by investment adviser and distributor	(38,232)	(87,607)	(90,097)
Net expenses	$435,032	$481,491	$1,431,037
Net investment income (loss)	$1,441,174	$1,960,100	$5,835,122
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(155,857)	$(222,527)	$(1,397,794)
Affiliated issuers	(431)	1,043	(1,857)
Net realized gain (loss)	$(156,288)	$(221,484)	$(1,399,651)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(5,942,380)	$(7,037,533)	$(20,620,262)
Affiliated issuers	(292)	(419)	(338)
Net unrealized gain (loss)	$(5,942,672)	$(7,037,952)	$(20,620,600)
Net realized and unrealized gain (loss)	$(6,098,960)	$(7,259,436)	$(22,020,251)
Change in net assets from operations	$(4,657,786)	$(5,299,336)	$(16,185,129)
See Notes to Financial Statements
56

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 9/30/23 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$993,488	$2,166,367	$8,244,079
Net realized gain (loss)	(388,573)	(344,328)	(978,803)
Net unrealized gain (loss)	(3,809,979)	(9,499,636)	(26,690,779)
Change in net assets from operations	$(3,205,064)	$(7,677,597)	$(19,425,503)
Total distributions to shareholders	$(1,021,509)	$(2,205,916)	$(8,693,661)
Change in net assets from fund share transactions	$(1,862,938)	$260,902	$28,319,477
Total change in net assets	$(6,089,511)	$(9,622,611)	$200,313
Net assets
At beginning of period	69,692,713	148,287,286	495,091,996
At end of period	$63,603,202	$138,664,675	$495,292,309
Six months ended 9/30/23 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$1,441,174	$1,960,100	$5,835,122
Net realized gain (loss)	(156,288)	(221,484)	(1,399,651)
Net unrealized gain (loss)	(5,942,672)	(7,037,952)	(20,620,600)
Change in net assets from operations	$(4,657,786)	$(5,299,336)	$(16,185,129)
Total distributions to shareholders	$(1,484,548)	$(2,017,479)	$(6,011,636)
Change in net assets from fund share transactions	$(287,556)	$(1,632,999)	$(6,797,747)
Total change in net assets	$(6,429,890)	$(8,949,814)	$(28,994,512)
Net assets
At beginning of period	105,127,254	128,905,392	406,199,846
At end of period	$98,697,364	$119,955,578	$377,205,334
See Notes to Financial Statements
57

Statements of Changes in Net Assets – continued
Year ended 3/31/23	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$1,900,283	$4,066,652	$15,087,890
Net realized gain (loss)	(3,251,665)	(2,958,247)	(17,308,102)
Net unrealized gain (loss)	(1,588,812)	(4,537,002)	(15,378,465)
Change in net assets from operations	$(2,940,194)	$(3,428,597)	$(17,598,677)
Total distributions to shareholders	$(1,949,555)	$(4,258,041)	$(15,555,001)
Change in net assets from fund share transactions	$(23,021,418)	$(14,864,563)	$(58,558,889)
Total change in net assets	$(27,911,167)	$(22,551,201)	$(91,712,567)
Net assets
At beginning of period	97,603,880	170,838,487	586,804,563
At end of period	$69,692,713	$148,287,286	$495,091,996
Year ended 3/31/23	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$2,669,959	$3,086,315	$10,273,856
Net realized gain (loss)	(4,548,239)	(3,054,181)	(9,629,585)
Net unrealized gain (loss)	(1,275,352)	(1,132,077)	(8,711,265)
Change in net assets from operations	$(3,153,632)	$(1,099,943)	$(8,066,994)
Total distributions to shareholders	$(2,729,363)	$(3,232,520)	$(11,284,840)
Change in net assets from fund share transactions	$(23,998,632)	$15,517,451	$18,426,365
Total change in net assets	$(29,881,627)	$11,184,988	$(925,469)
Net assets
At beginning of period	135,008,881	117,720,404	407,125,315
At end of period	$105,127,254	$128,905,392	$406,199,846
See Notes to Financial Statements
58

Financial Statements
Financial Highlights
MFS ALABAMA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.41	$9.89	$10.46	$10.18	$10.15	$10.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.22	$0.16	$0.22	$0.27	$0.36
Net realized and unrealized gain (loss)	(0.57)	(0.47)	(0.57)	0.28	0.02	0.09
Total from investment operations	$(0.44)	$(0.25)	$(0.41)	$0.50	$0.29	$0.45
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.23)	$(0.16)	$(0.22)	$(0.26)	$(0.32)
Net asset value, end of period (x)	$8.83	$9.41	$9.89	$10.46	$10.18	$10.15
Total return (%) (r)(s)(t)(x)	(4.77)(n)	(2.52)	(4.00)	4.91	2.89	4.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09(a)	1.05	0.99	1.01	1.04	1.09
Expenses after expense reductions (f)	0.90(a)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	2.84(a)	2.33	1.52	2.07	2.56	3.60
Portfolio turnover	10(n)	30	10	25	30	19
Net assets at end of period (000 omitted)	$42,577	$46,256	$62,260	$61,257	$53,321	$51,280
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.41	$9.90	$10.47	$10.18	$10.15	$10.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.08	$0.15	$0.19	$0.28
Net realized and unrealized gain (loss)	(0.58)	(0.48)	(0.57)	0.28	0.03	0.10
Total from investment operations	$(0.48)	$(0.33)	$(0.49)	$0.43	$0.22	$0.38
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.16)	$(0.08)	$(0.14)	$(0.19)	$(0.25)
Net asset value, end of period (x)	$8.83	$9.41	$9.90	$10.47	$10.18	$10.15
Total return (%) (r)(s)(t)(x)	(5.13)(n)	(3.35)	(4.71)	4.24	2.13	3.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84(a)	1.80	1.74	1.77	1.80	1.84
Expenses after expense reductions (f)	1.65(a)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	2.09(a)	1.60	0.77	1.44	1.86	2.85
Portfolio turnover	10(n)	30	10	25	30	19
Net assets at end of period (000 omitted)	$54	$59	$61	$64	$176	$250
See Notes to Financial Statements
59

Financial Highlights − continued
MFS ALABAMA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.97	$9.43	$9.97	$9.70	$9.67	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.23	$0.18	$0.23	$0.27	$0.37
Net realized and unrealized gain (loss)	(0.56)	(0.45)	(0.54)	0.27	0.04	0.08
Total from investment operations	$(0.42)	$(0.22)	$(0.36)	$0.50	$0.31	$0.45
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.24)	$(0.18)	$(0.23)	$(0.28)	$(0.33)
Net asset value, end of period (x)	$8.41	$8.97	$9.43	$9.97	$9.70	$9.67
Total return (%) (r)(s)(t)(x)	(4.74)(n)	(2.31)	(3.73)	5.21	3.15	4.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84(a)	0.80	0.74	0.76	0.79	0.84
Expenses after expense reductions (f)	0.65(a)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	3.09(a)	2.57	1.77	2.31	2.77	3.85
Portfolio turnover	10(n)	30	10	25	30	19
Net assets at end of period (000 omitted)	$17,759	$20,064	$30,262	$29,971	$22,796	$11,490
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.97	$9.43	$9.97	$9.70	$9.67	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.18	$0.23	$0.28	$0.37
Net realized and unrealized gain (loss)	(0.56)	(0.46)	(0.54)	0.28	0.03	0.09
Total from investment operations	$(0.42)	$(0.22)	$(0.36)	$0.51	$0.31	$0.46
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.24)	$(0.18)	$(0.24)	$(0.28)	$(0.34)
Net asset value, end of period (x)	$8.41	$8.97	$9.43	$9.97	$9.70	$9.67
Total return (%) (r)(s)(t)(x)	(4.70)(n)	(2.24)	(3.66)	5.28	3.23	4.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.73	0.67	0.69	0.71	0.77
Expenses after expense reductions (f)	0.58(a)	0.58	0.58	0.58	0.57	0.58
Net investment income (loss)	3.16(a)	2.63	1.83	2.35	2.85	3.92
Portfolio turnover	10(n)	30	10	25	30	19
Net assets at end of period (000 omitted)	$3,213	$3,314	$5,020	$3,867	$2,100	$1,242

See Notes to Financial Statements
60

Financial Highlights − continued
MFS ALABAMA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
61

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.12	$9.54	$10.07	$9.75	$9.80	$9.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.22	$0.25	$0.27	$0.33
Net realized and unrealized gain (loss)	(0.61)	(0.41)	(0.54)	0.32	(0.05)	0.12
Total from investment operations	$(0.48)	$(0.17)	$(0.32)	$0.57	$0.22	$0.45
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.21)	$(0.25)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$8.51	$9.12	$9.54	$10.07	$9.75	$9.80
Total return (%) (r)(s)(t)(x)	(5.27)(n)	(1.73)	(3.22)	5.85	2.27	4.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.93	0.91	0.91	0.92	0.93
Expenses after expense reductions (f)	0.70(a)	0.70	0.71	0.75	0.76	0.77
Net investment income (loss)	2.94(a)	2.63	2.15	2.47	2.77	3.40
Portfolio turnover	6(n)	26	17	22	20	14
Net assets at end of period (000 omitted)	$115,825	$124,509	$128,341	$133,754	$123,979	$121,888
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.13	$9.55	$10.08	$9.76	$9.81	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.17	$0.14	$0.18	$0.20	$0.25
Net realized and unrealized gain (loss)	(0.61)	(0.41)	(0.53)	0.31	(0.05)	0.13
Total from investment operations	$(0.51)	$(0.24)	$(0.39)	$0.49	$0.15	$0.38
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.18)	$(0.14)	$(0.17)	$(0.20)	$(0.22)
Net asset value, end of period (x)	$8.52	$9.13	$9.55	$10.08	$9.76	$9.81
Total return (%) (r)(s)(t)(x)	(5.62)(n)	(2.46)	(3.94)	5.07	1.51	3.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.68	1.66	1.66	1.67	1.68
Expenses after expense reductions (f)	1.45(a)	1.45	1.46	1.50	1.51	1.52
Net investment income (loss)	2.19(a)	1.87	1.41	1.79	2.03	2.64
Portfolio turnover	6(n)	26	17	22	20	14
Net assets at end of period (000 omitted)	$221	$295	$480	$610	$1,587	$2,477
See Notes to Financial Statements
62

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.05	$9.47	$9.99	$9.68	$9.73	$9.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.22	$0.25	$0.28	$0.33
Net realized and unrealized gain (loss)	(0.60)	(0.40)	(0.52)	0.31	(0.05)	0.13
Total from investment operations	$(0.46)	$(0.16)	$(0.30)	$0.56	$0.23	$0.46
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.26)	$(0.22)	$(0.25)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$8.45	$9.05	$9.47	$9.99	$9.68	$9.73
Total return (%) (r)(s)(t)(x)	(5.17)(n)	(1.67)	(3.07)	5.88	2.36	4.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.68	0.66	0.66	0.67	0.68
Expenses after expense reductions (f)	0.60(a)	0.60	0.61	0.65	0.66	0.67
Net investment income (loss)	3.04(a)	2.68	2.25	2.56	2.86	3.49
Portfolio turnover	6(n)	26	17	22	20	14
Net assets at end of period (000 omitted)	$17,377	$18,194	$36,162	$34,603	$29,078	$26,586
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.05	$9.47	$9.99	$9.68	$9.73	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.23	$0.26	$0.29	$0.34
Net realized and unrealized gain (loss)	(0.60)	(0.41)	(0.52)	0.31	(0.05)	0.11
Total from investment operations	$(0.46)	$(0.16)	$(0.29)	$0.57	$0.24	$0.45
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.26)	$(0.23)	$(0.26)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$8.45	$9.05	$9.47	$9.99	$9.68	$9.73
Total return (%) (r)(s)(t)(x)	(5.13)(n)	(1.60)	(3.00)	5.95	2.44	4.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.61	0.58	0.58	0.59	0.60
Expenses after expense reductions (f)	0.53(a)	0.53	0.54	0.57	0.58	0.59
Net investment income (loss)	3.11(a)	2.79	2.31	2.58	2.92	3.58
Portfolio turnover	6(n)	26	17	22	20	14
Net assets at end of period (000 omitted)	$5,241	$5,290	$5,856	$3,971	$1,538	$954

See Notes to Financial Statements
63

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
64

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.53	$5.87	$6.24	$5.97	$6.04	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.17	$0.14	$0.15	$0.18	$0.22
Net realized and unrealized gain (loss)	(0.30)	(0.34)	(0.37)	0.28	(0.07)	0.08
Total from investment operations	$(0.21)	$(0.17)	$(0.23)	$0.43	$0.11	$0.30
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.17)	$(0.14)	$(0.16)	$(0.18)	$(0.20)
Net asset value, end of period (x)	$5.23	$5.53	$5.87	$6.24	$5.97	$6.04
Total return (%) (r)(s)(t)(x)	(3.77)(n)	(2.83)	(3.82)	7.24	1.76	5.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85(a)	0.86	0.84	0.84	0.86	0.87
Expenses after expense reductions (f)	0.69(a)	0.70	0.68	0.68	0.70	0.71
Net investment income (loss)	3.28(a)	3.00	2.22	2.50	2.94	3.76
Portfolio turnover	9(n)	36	25	31	22	15
Net assets at end of period (000 omitted)	$296,946	$303,141	$362,465	$396,643	$374,941	$299,882
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.53	$5.87	$6.24	$5.97	$6.04	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.09	$0.11	$0.14	$0.18
Net realized and unrealized gain (loss)	(0.30)	(0.33)	(0.37)	0.27	(0.08)	0.08
Total from investment operations	$(0.23)	$(0.21)	$(0.28)	$0.38	$0.06	$0.26
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.13)	$(0.09)	$(0.11)	$(0.13)	$(0.16)
Net asset value, end of period (x)	$5.23	$5.53	$5.87	$6.24	$5.97	$6.04
Total return (%) (r)(s)(t)(x)	(4.13)(n)	(3.55)	(4.54)	6.45	1.00	4.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.61	1.59	1.59	1.61	1.62
Expenses after expense reductions (f)	1.44(a)	1.45	1.43	1.43	1.45	1.46
Net investment income (loss)	2.53(a)	2.23	1.48	1.78	2.22	3.01
Portfolio turnover	9(n)	36	25	31	22	15
Net assets at end of period (000 omitted)	$224	$247	$451	$627	$1,033	$1,506
See Notes to Financial Statements
65

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.55	$5.88	$6.26	$5.99	$6.06	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.08	$0.10	$0.13	$0.17
Net realized and unrealized gain (loss)	(0.31)	(0.33)	(0.38)	0.27	(0.08)	0.08
Total from investment operations	$(0.24)	$(0.21)	$(0.30)	$0.37	$0.05	$0.25
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.12)	$(0.08)	$(0.10)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$5.24	$5.55	$5.88	$6.26	$5.99	$6.06
Total return (%) (r)(s)(t)(x)	(4.36)(n)	(3.51)	(4.83)	6.27	0.85	4.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.61	1.59	1.59	1.61	1.62
Expenses after expense reductions (f)	1.59(a)	1.60	1.58	1.58	1.60	1.61
Net investment income (loss)	2.38(a)	2.08	1.33	1.62	2.05	2.86
Portfolio turnover	9(n)	36	25	31	22	15
Net assets at end of period (000 omitted)	$10,286	$11,377	$16,767	$21,410	$25,552	$22,786
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.00	$9.55	$10.16	$9.71	$9.83	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.24	$0.26	$0.31	$0.37
Net realized and unrealized gain (loss)	(0.48)	(0.54)	(0.61)	0.46	(0.13)	0.13
Total from investment operations	$(0.33)	$(0.26)	$(0.37)	$0.72	$0.18	$0.50
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.29)	$(0.24)	$(0.27)	$(0.30)	$(0.34)
Net asset value, end of period (x)	$8.51	$9.00	$9.55	$10.16	$9.71	$9.83
Total return (%) (r)(s)(t)(x)	(3.74)(n)	(2.70)	(3.80)	7.46	1.79	5.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60(a)	0.61	0.59	0.59	0.61	0.62
Expenses after expense reductions (f)	0.59(a)	0.59	0.58	0.58	0.60	0.61
Net investment income (loss)	3.38(a)	3.08	2.32	2.60	3.04	3.85
Portfolio turnover	9(n)	36	25	31	22	15
Net assets at end of period (000 omitted)	$129,369	$124,323	$153,882	$157,366	$128,914	$79,276
See Notes to Financial Statements
66

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.00	$9.54	$10.16	$9.71	$9.82	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.24	$0.27	$0.31	$0.38
Net realized and unrealized gain (loss)	(0.49)	(0.54)	(0.62)	0.45	(0.11)	0.12
Total from investment operations	$(0.34)	$(0.25)	$(0.38)	$0.72	$0.20	$0.50
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.29)	$(0.24)	$(0.27)	$(0.31)	$(0.34)
Net asset value, end of period (x)	$8.50	$9.00	$9.54	$10.16	$9.71	$9.82
Total return (%) (r)(s)(t)(x)	(3.82)(n)	(2.52)	(3.83)	7.54	1.97	5.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.53	0.52	0.52	0.53	0.54
Expenses after expense reductions (f)	0.52(a)	0.52	0.50	0.51	0.52	0.53
Net investment income (loss)	3.45(a)	3.18	2.39	2.66	3.10	3.92
Portfolio turnover	9(n)	36	25	31	22	15
Net assets at end of period (000 omitted)	$58,467	$56,005	$53,240	$40,556	$28,396	$12,773
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
67

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.02	$10.45	$11.06	$10.70	$10.73	$10.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.17	$0.21	$0.26	$0.36
Net realized and unrealized gain (loss)	(0.58)	(0.43)	(0.61)	0.36	(0.02)	0.11
Total from investment operations	$(0.45)	$(0.20)	$(0.44)	$0.57	$0.24	$0.47
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.23)	$(0.17)	$(0.21)	$(0.27)	$(0.32)
Net asset value, end of period (x)	$9.43	$10.02	$10.45	$11.06	$10.70	$10.73
Total return (%) (r)(s)(t)(x)	(4.56)(n)	(1.82)	(4.08)	5.38	2.17	4.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.96	0.91	0.92	0.95	1.02
Expenses after expense reductions (f)	0.90(a)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	2.70(a)	2.29	1.53	1.94	2.39	3.41
Portfolio turnover	5(n)	30	12	22	28	14
Net assets at end of period (000 omitted)	$74,895	$80,018	$99,895	$108,346	$95,352	$70,456
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.06	$10.48	$11.10	$10.74	$10.77	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.09	$0.14	$0.19	$0.28
Net realized and unrealized gain (loss)	(0.59)	(0.41)	(0.63)	0.35	(0.03)	0.11
Total from investment operations	$(0.49)	$(0.26)	$(0.54)	$0.49	$0.16	$0.39
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.16)	$(0.08)	$(0.13)	$(0.19)	$(0.24)
Net asset value, end of period (x)	$9.47	$10.06	$10.48	$11.10	$10.74	$10.77
Total return (%) (r)(s)(t)(x)	(4.89)(n)	(2.45)	(4.87)	4.61	1.44	3.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72(a)	1.71	1.66	1.68	1.71	1.77
Expenses after expense reductions (f)	1.65(a)	1.65	1.65	1.63	1.63	1.65
Net investment income (loss)	1.94(a)	1.52	0.77	1.29	1.72	2.67
Portfolio turnover	5(n)	30	12	22	28	14
Net assets at end of period (000 omitted)	$48	$30	$40	$66	$261	$399
See Notes to Financial Statements
68

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.08	$9.47	$10.03	$9.70	$9.73	$9.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.18	$0.21	$0.26	$0.35
Net realized and unrealized gain (loss)	(0.52)	(0.39)	(0.56)	0.34	(0.02)	0.09
Total from investment operations	$(0.39)	$(0.16)	$(0.38)	$0.55	$0.24	$0.44
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.23)	$(0.18)	$(0.22)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$8.55	$9.08	$9.47	$10.03	$9.70	$9.73
Total return (%) (r)(s)(t)(x)	(4.39)(n)	(1.58)	(3.91)	5.68	2.39	4.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.71	0.66	0.67	0.70	0.77
Expenses after expense reductions (f)	0.65(a)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	2.95(a)	2.54	1.78	2.16	2.64	3.65
Portfolio turnover	5(n)	30	12	22	28	14
Net assets at end of period (000 omitted)	$11,194	$12,077	$14,154	$15,012	$9,345	$7,834
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.09	$9.48	$10.03	$9.70	$9.73	$9.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.18	$0.22	$0.27	$0.36
Net realized and unrealized gain (loss)	(0.52)	(0.38)	(0.55)	0.33	(0.03)	0.09
Total from investment operations	$(0.39)	$(0.15)	$(0.37)	$0.55	$0.24	$0.45
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.24)	$(0.18)	$(0.22)	$(0.27)	$(0.32)
Net asset value, end of period (x)	$8.56	$9.09	$9.48	$10.03	$9.70	$9.73
Total return (%) (r)(s)(t)(x)	(4.36)(n)	(1.52)	(3.76)	5.72	2.44	4.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.66	0.62	0.62	0.65	0.70
Expenses after expense reductions (f)	0.60(a)	0.60	0.60	0.60	0.60	0.59
Net investment income (loss)	3.00(a)	2.55	1.82	2.20	2.68	3.72
Portfolio turnover	5(n)	30	12	22	28	14
Net assets at end of period (000 omitted)	$12,560	$13,001	$20,920	$17,956	$11,022	$7,371

See Notes to Financial Statements
69

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
70

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.00	$10.47	$11.04	$10.62	$10.76	$10.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.25	$0.20	$0.26	$0.31	$0.40
Net realized and unrealized gain (loss)	(0.57)	(0.46)	(0.57)	0.42	(0.14)	0.06
Total from investment operations	$(0.42)	$(0.21)	$(0.37)	$0.68	$0.17	$0.46
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.20)	$(0.26)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$9.43	$10.00	$10.47	$11.04	$10.62	$10.76
Total return (%) (r)(s)(t)(x)	(4.23)(n)	(1.96)	(3.45)	6.51	1.57	4.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.98	0.97	0.98	0.99	1.01
Expenses after expense reductions (f)	0.83(a)	0.83	0.83	0.83	0.82	0.82
Net investment income (loss)	2.99(a)	2.52	1.79	2.42	2.85	3.77
Portfolio turnover	8(n)	41	16	27	27	14
Net assets at end of period (000 omitted)	$81,880	$92,970	$80,515	$82,725	$83,852	$75,215
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.99	$10.47	$11.04	$10.62	$10.75	$10.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.17	$0.12	$0.18	$0.23	$0.32
Net realized and unrealized gain (loss)	(0.56)	(0.46)	(0.57)	0.42	(0.13)	0.05
Total from investment operations	$(0.45)	$(0.29)	$(0.45)	$0.60	$0.10	$0.37
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.19)	$(0.12)	$(0.18)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$9.43	$9.99	$10.47	$11.04	$10.62	$10.75
Total return (%) (r)(s)(t)(x)	(4.49)(n)	(2.78)	(4.17)	5.71	0.91	3.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72(a)	1.74	1.72	1.73	1.74	1.76
Expenses after expense reductions (f)	1.58(a)	1.58	1.58	1.58	1.58	1.58
Net investment income (loss)	2.24(a)	1.70	1.04	1.69	2.12	3.01
Portfolio turnover	8(n)	41	16	27	27	14
Net assets at end of period (000 omitted)	$206	$257	$576	$656	$1,040	$1,217
See Notes to Financial Statements
71

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.02	$9.45	$9.96	$9.58	$9.70	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.20	$0.26	$0.30	$0.38
Net realized and unrealized gain (loss)	(0.50)	(0.42)	(0.51)	0.38	(0.11)	0.05
Total from investment operations	$(0.36)	$(0.17)	$(0.31)	$0.64	$0.19	$0.43
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.20)	$(0.26)	$(0.31)	$(0.34)
Net asset value, end of period (x)	$8.51	$9.02	$9.45	$9.96	$9.58	$9.70
Total return (%) (r)(s)(t)(x)	(4.07)(n)	(1.77)	(3.17)	6.78	1.88	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.73	0.72	0.73	0.74	0.76
Expenses after expense reductions (f)	0.58(a)	0.58	0.58	0.58	0.58	0.58
Net investment income (loss)	3.24(a)	2.74	2.03	2.64	3.07	4.01
Portfolio turnover	8(n)	41	16	27	27	14
Net assets at end of period (000 omitted)	$28,415	$27,697	$27,736	$26,243	$18,140	$11,831
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.02	$9.45	$9.96	$9.58	$9.70	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.25	$0.21	$0.26	$0.30	$0.39
Net realized and unrealized gain (loss)	(0.51)	(0.42)	(0.51)	0.39	(0.11)	0.05
Total from investment operations	$(0.36)	$(0.17)	$(0.30)	$0.65	$0.19	$0.44
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.21)	$(0.27)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$8.51	$9.02	$9.45	$9.96	$9.58	$9.70
Total return (%) (r)(s)(t)(x)	(4.03)(n)	(1.70)	(3.10)	6.84	1.93	4.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.66	0.65	0.66	0.68	0.70
Expenses after expense reductions (f)	0.51(a)	0.51	0.51	0.52	0.52	0.52
Net investment income (loss)	3.30(a)	2.80	2.09	2.67	3.10	4.07
Portfolio turnover	8(n)	41	16	27	27	14
Net assets at end of period (000 omitted)	$9,455	$7,982	$8,893	$6,155	$2,837	$1,315

See Notes to Financial Statements
72

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
73

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.17	$10.67	$11.30	$10.90	$11.04	$10.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.21	$0.27	$0.33	$0.41
Net realized and unrealized gain (loss)	(0.56)	(0.47)	(0.63)	0.39	(0.15)	0.09
Total from investment operations	$(0.42)	$(0.23)	$(0.42)	$0.66	$0.18	$0.50
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.27)	$(0.21)	$(0.26)	$(0.32)	$(0.36)
Net asset value, end of period (x)	$9.60	$10.17	$10.67	$11.30	$10.90	$11.04
Total return (%) (r)(s)(t)(x)	(4.21)(n)	(2.11)	(3.83)	6.16	1.61	4.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87(a)	0.87	0.86	0.86	0.87	0.88
Expenses after expense reductions (f)	0.82(a)	0.83	0.85	0.84	0.83	0.85
Net investment income (loss)	2.84(a)	2.42	1.87	2.39	2.91	3.75
Portfolio turnover	6(n)	36	17	26	29	13
Net assets at end of period (000 omitted)	$222,521	$246,509	$216,458	$216,177	$226,471	$207,565
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.18	$10.69	$11.32	$10.92	$11.06	$10.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.17	$0.13	$0.19	$0.25	$0.32
Net realized and unrealized gain (loss)	(0.55)	(0.49)	(0.64)	0.39	(0.15)	0.10
Total from investment operations	$(0.45)	$(0.32)	$(0.51)	$0.58	$0.10	$0.42
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.19)	$(0.12)	$(0.18)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$9.62	$10.18	$10.69	$11.32	$10.92	$11.06
Total return (%) (r)(s)(t)(x)	(4.46)(n)	(2.91)	(4.54)	5.36	0.84	3.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.62	1.61	1.61	1.62	1.63
Expenses after expense reductions (f)	1.57(a)	1.58	1.60	1.60	1.60	1.62
Net investment income (loss)	2.08(a)	1.68	1.12	1.67	2.19	2.98
Portfolio turnover	6(n)	36	17	26	29	13
Net assets at end of period (000 omitted)	$147	$267	$347	$470	$1,081	$1,664
See Notes to Financial Statements
74

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.90	$9.34	$9.89	$9.54	$9.66	$9.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.21	$0.25	$0.30	$0.38
Net realized and unrealized gain (loss)	(0.49)	(0.42)	(0.55)	0.36	(0.12)	0.08
Total from investment operations	$(0.35)	$(0.18)	$(0.34)	$0.61	$0.18	$0.46
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.26)	$(0.21)	$(0.26)	$(0.30)	$(0.34)
Net asset value, end of period (x)	$8.41	$8.90	$9.34	$9.89	$9.54	$9.66
Total return (%) (r)(s)(t)(x)	(3.99)(n)	(1.89)	(3.58)	6.41	1.86	4.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.62	0.61	0.61	0.62	0.63
Expenses after expense reductions (f)	0.57(a)	0.58	0.60	0.60	0.60	0.62
Net investment income (loss)	3.09(a)	2.67	2.11	2.60	3.10	3.98
Portfolio turnover	6(n)	36	17	26	29	13
Net assets at end of period (000 omitted)	$145,326	$150,099	$179,551	$168,647	$124,875	$68,669
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.90	$9.34	$9.90	$9.55	$9.67	$9.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.22	$0.26	$0.31	$0.38
Net realized and unrealized gain (loss)	(0.49)	(0.41)	(0.57)	0.35	(0.12)	0.10
Total from investment operations	$(0.35)	$(0.17)	$(0.35)	$0.61	$0.19	$0.48
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.27)	$(0.21)	$(0.26)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$8.41	$8.90	$9.34	$9.90	$9.55	$9.67
Total return (%) (r)(s)(t)(x)	(3.95)(n)	(1.81)	(3.60)	6.48	1.93	5.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.54	0.54	0.54	0.55	0.56
Expenses after expense reductions (f)	0.50(a)	0.51	0.52	0.53	0.53	0.55
Net investment income (loss)	3.16(a)	2.76	2.18	2.67	3.15	4.05
Portfolio turnover	6(n)	36	17	26	29	13
Net assets at end of period (000 omitted)	$9,211	$9,326	$10,769	$9,628	$6,636	$3,176

See Notes to Financial Statements
75

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
76

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
77

Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Alabama Fund
Financial Instruments
Municipal Bonds	$—	$61,870,773	$—	$61,870,773
U.S. Corporate Bonds	—	184,624	—	184,624
Mutual Funds	1,199,740	—	—	1,199,740
Total	$1,199,740	$62,055,397	$—	$63,255,137
Arkansas Fund
Financial Instruments
Municipal Bonds	$—	$136,280,312	$—	$136,280,312
U.S. Corporate Bonds	—	376,017	—	376,017
Mutual Funds	906,007	—	—	906,007
Total	$906,007	$136,656,329	$—	$137,562,336
California Fund
Financial Instruments
Municipal Bonds	$—	$481,461,201	$—	$481,461,201
U.S. Corporate Bonds	—	1,402,751	—	1,402,751
Mutual Funds	11,769,311	—	—	11,769,311
Total	$11,769,311	$482,863,952	$—	$494,633,263
Georgia Fund
Financial Instruments
Municipal Bonds	$—	$96,999,911	$—	$96,999,911
U.S. Corporate Bonds	—	308,017	—	308,017
Mutual Funds	1,287,828	—	—	1,287,828
Total	$1,287,828	$97,307,928	$—	$98,595,756
Maryland Fund
Financial Instruments
Municipal Bonds	$—	$117,258,094	$—	$117,258,094
U.S. Corporate Bonds	—	272,900	—	272,900
Mutual Funds	958,236	—	—	958,236
Total	$958,236	$117,530,994	$—	$118,489,230
78

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
Massachusetts Fund
Financial Instruments
Municipal Bonds	$—	$371,470,197	$—	$371,470,197
U.S. Corporate Bonds	—	896,137	—	896,137
Mutual Funds	4,228,786	—	—	4,228,786
Total	$4,228,786	$372,366,334	$—	$376,595,120
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2023, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
79

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/23	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$52,208	$148,830	$502,450	$52,176	$137,919	$318,834
Tax-exempt income	1,897,347	4,109,211	15,052,551	2,677,187	3,094,601	10,966,006
Total distributions	$1,949,555	$4,258,041	$15,555,001	$2,729,363	$3,232,520	$11,284,840
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/23	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$69,966,822	$152,613,486	$537,089,705	$107,749,477	$128,209,078	$409,303,400
Gross appreciation	55,566	287,810	1,690,954	128,946	203,577	1,364,215
Gross depreciation	(6,767,251)	(15,338,960)	(44,147,396)	(9,282,667)	(9,923,425)	(34,072,495)
Net unrealized appreciation (depreciation)	$(6,711,685)	$(15,051,150)	$(42,456,442)	$(9,153,721)	$(9,719,848)	$(32,708,280)
As of 3/31/23
Undistributed ordinary income	—	—	—	—	—	353,464
Undistributed tax-exempt income	382,558	777,368	2,917,098	514,348	702,394	1,248,974
Capital loss carryforwards	(4,548,239)	(8,198,665)	(24,948,509)	(6,637,323)	(5,542,155)	(17,086,430)
Other temporary differences	(170,205)	(375,645)	(1,518,947)	(247,631)	(335,794)	(1,075,493)
Net unrealized appreciation (depreciation)	(2,911,713)	(5,580,823)	(15,602,428)	(3,229,124)	(2,714,421)	(12,117,328)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2023, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(1,191,462)	$(3,028,060)	$(8,986,891)	$(2,260,411)	$(2,524,706)	$(9,987,758)
Long-Term	(3,356,777)	(5,170,605)	(15,961,618)	(4,376,912)	(3,017,449)	(7,098,672)
Total	$(4,548,239)	$(8,198,665)	$(24,948,509)	$(6,637,323)	$(5,542,155)	$(17,086,430)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
80

Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Alabama Fund		Arkansas Fund		California Fund
	Six Months Ended 9/30/23	Year Ended 3/31/23	Six Months Ended 9/30/23	Year Ended 3/31/23	Six Months Ended 9/30/23	Year Ended 3/31/23
Class A	$660,694	$1,196,317	$1,837,783	$3,343,241	$5,247,007	$9,438,506
Class B	574	968	2,969	8,537	3,240	8,132
Class C	—	—	—	—	142,469	286,297
Class I	306,185	648,692	279,742	763,784	2,251,401	4,140,478
Class R6	54,056	103,578	85,422	142,479	1,049,544	1,681,588
Total	$1,021,509	$1,949,555	$2,205,916	$4,258,041	$8,693,661	$15,555,001
	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six Months Ended 9/30/23	Year Ended 3/31/23	Six Months Ended 9/30/23	Year Ended 3/31/23	Six Months Ended 9/30/23	Year Ended 3/31/23
Class A	$1,099,770	$1,985,301	$1,379,861	$2,201,485	$3,504,684	$6,316,825
Class B	457	541	2,691	7,611	2,424	5,478
Class I	180,437	334,462	484,113	801,276	2,351,785	4,679,152
Class R6	203,884	409,059	150,814	222,148	152,743	283,385
Total	$1,484,548	$2,729,363	$2,017,479	$3,232,520	$6,011,636	$11,284,840
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2024. For the six months ended September 30, 2023, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$4,267	$9,200	$31,371	$6,552	$8,034	$24,953
The management fee incurred for the six months ended September 30, 2023 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	Alabama Fund	Arkansas Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	0.90%	0.70%	0.90%	0.83%	0.82%
Class B	1.65%	1.45%	1.65%	1.58%	1.57%
Class I	0.65%	0.60%	0.65%	0.58%	0.57%
Class R6	0.59%	0.53%	0.60%	0.53%	0.50%
These written agreements will continue until modified by the funds' Board of Trustees, but such agreements will continue at least until July 31, 2024. For the six months ended September 30, 2023, these reductions amounted to $58,536 for the Alabama Fund, $53,809 for the Arkansas Fund, $31,675 for the Georgia Fund, $79,469 for the Maryland Fund, and $65,144 for the Massachusetts Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations.
81

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2023, as its portion of the initial sales charge on sales of Class A shares of each fund:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$964	$2,342	$2,385	$1,389	$1,121	$2,191
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$56,692
Arkansas Fund	—	0.25%	0.25%	0.10%	153,820
California Fund	—	0.25%	0.25%	0.10%	380,413
Georgia Fund	—	0.25%	0.25%	0.25%	99,140
Maryland Fund	—	0.25%	0.25%	0.25%	112,386
Massachusetts Fund	—	0.25%	0.25%	0.25%	300,210
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$264
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	1,321
California Fund	0.75%	0.25%	1.00%	0.85%	1,196
Georgia Fund	0.75%	0.25%	1.00%	1.00%	225
Maryland Fund	0.75%	0.25%	1.00%	1.00%	1,155
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	1,116
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$55,752
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$56,956	$155,141	$437,361	$99,365	$113,541	$301,326
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which
82

Notes to Financial Statements (unaudited) - continued
there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2023, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$—	$69	$5	$104	$—
Arkansas Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the six months ended September 30, 2023, these reductions amounted to $92,293 and $198 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
California Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the six months ended September 30, 2023, these reductions amounted to $228,249 and $180 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2023, were as follows:
CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$68	$2,211	$10,599	$274	$—	$24,164
Class B	—	—	—	—	278	—
Class C	N/A	N/A	12	N/A	N/A	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2023, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$968	$1,120	$7,376	$1,485	$4,636	$9,533
Annual percentage of average daily net assets	0.0029%	0.0015%	0.0030%	0.0028%	0.0073%	0.0048%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$24,457	$53,474	$160,609	$25,941	$45,187	$149,837
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended September 30, 2023 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0296%	0.0214%	0.0164%	0.0243%	0.0224%	0.0170%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31,
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Notes to Financial Statements (unaudited) - continued
2001. The Alabama Fund, the Arkansas Fund, and the Georgia Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2023:
California Fund	Maryland Fund	Massachusetts Fund
$229	$143	$145
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly:
California Fund	Maryland Fund	Massachusetts Fund
$3,720	$2,238	$2,230
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed the following fund shares:
Fund	Date	Transaction	Class	Shares	Amount
Alabama Fund	8/03/2022	Redemption	Class I	17	$157
Alabama Fund	6/23/2023	Purchase	Class B	1,480	13,850
Alabama Fund	6/23/2023	Redemption	Class R6	6,014	53,645
Arkansas Fund	8/03/2022	Redemption	Class I	15	139
California Fund	8/03/2022	Redemption	Class I	17	158
California Fund	8/03/2022	Redemption	Class R6	21	195
Georgia Fund	8/03/2022	Purchase	Class B	1,164	12,000
Georgia Fund	8/03/2022	Redemption	Class I	15	140
Georgia Fund	6/23/2023	Purchase	Class B	3,012	30,229
Maryland Fund	8/03/2022	Redemption	Class I	18	167
Massachusetts Fund	8/03/2022	Redemption	Class I	17	156
At September 30, 2023, MFS held approximately 83% of the outstanding shares of Class B of the Georgia Fund.
(4)  Portfolio Securities
For the six months ended September 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$6,657,169	$12,401,331	$73,692,339	$6,262,638	$13,224,988	$24,431,530
Sales	$8,010,445	$9,091,023	$45,694,819	$4,765,773	$9,444,293	$26,332,960
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Alabama Fund				Arkansas Fund
	Six Months Ended 9/30/23		Year ended 3/31/23		Six Months Ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	356,960	$ 3,328,827	720,833	$ 6,708,346	604,818	$ 5,426,941	3,303,159	$ 29,808,552
Class B	1,530	14,314	76	702	—	—	—	—
Class I	99,596	884,826	613,013	5,470,610	352,302	3,133,567	674,905	6,096,372
Class R6	78,193	689,863	143,020	1,275,915	88,896	793,427	320,125	2,867,747
	536,279	$4,917,830	1,476,942	$13,455,573	1,046,016	$9,353,935	4,298,189	$38,772,671
84

Notes to Financial Statements (unaudited) - continued
	Alabama Fund − continued				Arkansas Fund − continued
	Six Months Ended 9/30/23		Year ended 3/31/23		Six Months Ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	64,756	$ 596,259	115,455	$ 1,076,800	195,579	$ 1,743,158	349,867	$ 3,157,324
Class B	12	111	28	264	333	2,969	944	8,522
Class I	24,893	218,464	55,624	494,696	28,625	253,303	79,799	715,294
Class R6	6,162	54,056	11,645	103,578	9,609	84,995	15,828	141,901
	95,823	$868,890	182,752	$1,675,338	234,146	$2,084,425	446,438	$4,023,041
Shares reacquired
Class A	(514,306)	$ (4,785,522)	(2,213,039)	$ (20,790,052)	(844,968)	$ (7,584,828)	(3,449,128)	$ (31,234,404)
Class B	(1,715)	(16,173)	—	—	(6,670)	(59,986)	(18,905)	(170,457)
Class I	(250,887)	(2,215,089)	(1,640,622)	(14,541,559)	(333,898)	(2,974,547)	(2,562,893)	(22,914,159)
Class R6	(71,915)	(632,874)	(317,588)	(2,820,718)	(62,542)	(558,097)	(369,744)	(3,341,255)
	(838,823)	$(7,649,658)	(4,171,249)	$(38,152,329)	(1,248,078)	$(11,177,458)	(6,400,670)	$(57,660,275)
Net change
Class A	(92,590)	$ (860,436)	(1,376,751)	$ (13,004,906)	(44,571)	$ (414,729)	203,898	$ 1,731,472
Class B	(173)	(1,748)	104	966	(6,337)	(57,017)	(17,961)	(161,935)
Class I	(126,398)	(1,111,799)	(971,985)	(8,576,253)	47,029	412,323	(1,808,189)	(16,102,493)
Class R6	12,440	111,045	(162,923)	(1,441,225)	35,963	320,325	(33,791)	(331,607)
	(206,721)	$(1,862,938)	(2,511,555)	$(23,021,418)	32,084	$260,902	(1,656,043)	$(14,864,563)
	California Fund				Georgia Fund
	Six Months Ended 9/30/23		Year ended 3/31/23		Six Months Ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	6,999,735	$ 38,228,628	16,913,905	$ 92,715,220	463,790	$ 4,610,290	1,092,737	$ 10,834,589
Class B	—	—	—	—	3,012	30,229	1,164	12,000
Class C	116,498	646,306	251,403	1,391,500	—	—	—	—
Class I	3,041,761	26,827,263	12,846,155	115,742,704	150,570	1,339,794	683,449	6,167,535
Class R6	1,505,790	13,376,841	4,468,708	39,994,888	214,228	1,931,897	450,027	4,101,223
	11,663,784	$79,079,038	34,480,171	$249,844,312	831,600	$7,912,210	2,227,377	$21,115,347
Shares issued to shareholders in reinvestment of distributions
Class A	886,769	$ 4,820,802	1,558,072	$ 8,561,775	106,189	$ 1,044,493	189,813	$ 1,880,159
Class B	596	3,240	1,367	7,519	38	374	31	306
Class C	24,367	132,914	48,502	267,341	—	—	—	—
Class I	205,939	1,822,373	344,502	3,082,155	14,545	129,766	25,607	229,581
Class R6	118,667	1,048,695	187,809	1,678,050	22,834	203,777	45,483	409,059
	1,236,338	$7,828,024	2,140,252	$13,596,840	143,606	$1,378,410	260,934	$2,519,105
Shares reacquired
Class A	(5,891,610)	$(32,235,161)	(25,454,457)	$(140,562,940)	(617,233)	$ (6,109,561)	(2,859,001)	$ (28,365,428)
Class B	(2,409)	(13,175)	(33,615)	(186,760)	(968)	(9,425)	(1,982)	(20,040)
Class C	(229,901)	(1,259,910)	(1,098,697)	(6,076,143)	—	—	—	—
Class I	(1,853,184)	(16,444,519)	(15,497,036)	(139,289,274)	(185,854)	(1,662,586)	(874,048)	(7,800,232)
Class R6	(973,709)	(8,634,820)	(4,010,627)	(35,884,924)	(199,912)	(1,796,604)	(1,272,812)	(11,447,384)
	(8,950,813)	$(58,587,585)	(46,094,432)	$(322,000,041)	(1,003,967)	$(9,578,176)	(5,007,843)	$(47,633,084)
85

Notes to Financial Statements (unaudited) - continued
	California Fund − continued				Georgia Fund − continued
	Six Months Ended 9/30/23		Year ended 3/31/23		Six Months Ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	1,994,894	$ 10,814,269	(6,982,480)	$ (39,285,945)	(47,254)	$ (454,778)	(1,576,451)	$ (15,650,680)
Class B	(1,813)	(9,935)	(32,248)	(179,241)	2,082	21,178	(787)	(7,734)
Class C	(89,036)	(480,690)	(798,792)	(4,417,302)	—	—	—	—
Class I	1,394,516	12,205,117	(2,306,379)	(20,464,415)	(20,739)	(193,026)	(164,992)	(1,403,116)
Class R6	650,748	5,790,716	645,890	5,788,014	37,150	339,070	(777,302)	(6,937,102)
	3,949,309	$28,319,477	(9,474,009)	$(58,558,889)	(28,761)	$(287,556)	(2,519,532)	$(23,998,632)
	Maryland Fund				Massachusetts Fund
	Six Months Ended 9/30/23		Year ended 3/31/23		Six Months Ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	414,375	$ 4,091,993	5,929,738	$ 57,645,267	948,812	$ 9,524,137	24,299,659	$ 242,110,913
Class B	—	—	—	—	—	—	1,470	14,902
Class I	628,289	5,597,056	2,026,526	18,031,427	2,174,267	18,970,060	11,571,924	102,710,711
Class R6	265,022	2,356,441	436,181	3,903,263	150,010	1,316,966	374,602	3,315,322
	1,307,686	$12,045,490	8,392,445	$79,579,957	3,273,089	$29,811,163	36,247,655	$348,151,848
Shares issued to shareholders in reinvestment of distributions
Class A	129,716	$ 1,270,950	196,702	$ 1,946,856	324,385	$ 3,234,032	583,760	$ 5,877,136
Class B	273	2,677	760	7,534	238	2,387	542	5,466
Class I	46,190	408,045	74,108	662,159	230,431	2,010,168	439,024	3,870,082
Class R6	17,076	150,814	24,810	222,148	17,500	152,743	32,123	283,383
	193,255	$1,832,486	296,380	$2,838,697	572,554	$5,399,330	1,055,449	$10,036,067
Shares reacquired
Class A	(1,163,673)	$(11,392,617)	(4,512,798)	$ (44,458,113)	(2,350,185)	$(23,463,478)	(20,925,299)	$(208,558,550)
Class B	(4,115)	(40,694)	(30,068)	(295,257)	(11,111)	(111,080)	(8,248)	(83,468)
Class I	(406,321)	(3,581,545)	(1,964,610)	(17,545,627)	(1,984,264)	(17,383,948)	(14,371,267)	(126,598,269)
Class R6	(56,041)	(496,119)	(517,057)	(4,602,206)	(119,710)	(1,049,734)	(511,978)	(4,521,263)
	(1,630,150)	$(15,510,975)	(7,024,533)	$(66,901,203)	(4,465,270)	$(42,008,240)	(35,816,792)	$(339,761,550)
Net change
Class A	(619,582)	$ (6,029,674)	1,613,642	$ 15,134,010	(1,076,988)	$(10,705,309)	3,958,120	$ 39,429,499
Class B	(3,842)	(38,017)	(29,308)	(287,723)	(10,873)	(108,693)	(6,236)	(63,100)
Class I	268,158	2,423,556	136,024	1,147,959	420,434	3,596,280	(2,360,319)	(20,017,476)
Class R6	226,057	2,011,136	(56,066)	(476,795)	47,800	419,975	(105,253)	(922,558)
	(129,209)	$(1,632,999)	1,664,292	$15,517,451	(619,627)	$(6,797,747)	1,486,312	$18,426,365
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,
86

Notes to Financial Statements (unaudited) - continued
based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2023, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$178	$380	$1,279	$257	$339	$1,059
Interest Expense	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2023, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Alabama Fund	$1,420,478	$10,387,302	$10,607,805	$(95)	$(140)	$1,199,740
Arkansas Fund	2,404,434	14,840,018	16,337,385	(922)	(138)	906,007
California Fund	9,269,803	82,815,081	80,312,740	(2,557)	(276)	11,769,311
Georgia Fund	2,287,590	12,130,114	13,129,153	(431)	(292)	1,287,828
Maryland Fund	2,575,767	17,672,543	19,290,698	1,043	(419)	958,236
Massachusetts Fund	8,411,492	40,445,660	44,626,171	(1,857)	(338)	4,228,786
	Dividend Income	Capital Gain Distributions
Alabama Fund	$32,587	$—
Arkansas Fund	48,553	—
California Fund	182,731	—
Georgia Fund	32,085	—
Maryland Fund	42,981	—
Massachusetts Fund	123,804	—
87

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS' institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of each Fund’s Class I shares in comparison to the performance of funds in its respective Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  See below for a description of the performance information considered by the Trustees.
In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge.  The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations.  See below for a description of the fee information considered by the Trustees.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.
88

Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
MFS Alabama Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2022 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
89

Board Review of Investment Advisory Agreement - continued
MFS Arkansas Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for each of the one-, three-, and five-year periods ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers). Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS California Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2022 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
MFS Georgia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for each of the one-, three-, and five-year periods ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers). Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Maryland Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for each of the one-, three-, and five-year periods ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers).  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
90

Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
MFS Massachusetts Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2022 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
91

92

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
93

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
September 30, 2023
MFS® Municipal Series Trust
For the states of:
Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, and West Virginia
MSTB-SEM

MFS® Municipal Series Trust
For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, and West Virginia
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
MFS Mississippi Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	20.8%
General Obligations - Schools	13.5%
Universities - Colleges	11.5%
Single Family Housing - State	9.0%
Water & Sewer Utility Revenue	8.4%
Composition including fixed income credit quality (a)(i)
AAA	10.3%
AA	47.8%
A	21.6%
BBB	9.8%
BB	1.9%
Not Rated	6.1%
Cash & Cash Equivalents	2.5%
Portfolio facts
Average Duration (d)	7.6
Average Effective Maturity (m)	13.9 yrs.
Jurisdiction (i)
Mississippi	74.7%
Puerto Rico	4.8%
Massachusetts	2.7%
New York	2.4%
Alabama	1.8%
Illinois	1.8%
California	1.7%
Guam	1.5%
Texas	1.2%
South Carolina	0.7%
Michigan	0.6%
Arkansas	0.6%
Virginia	0.6%
New Jersey	0.5%
Ohio	0.5%
Pennsylvania	0.4%
Tennessee	0.3%
New Hampshire	0.3%
Colorado	0.2%
Iowa	0.1%
Wisconsin	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

Portfolio Composition - continued
MFS New York Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Multi-Family Housing Revenue	14.8%
Healthcare Revenue - Hospitals	10.7%
Transportation - Special Tax	7.7%
General Obligations - General Purpose	7.6%
Universities - Colleges	6.9%
Composition including fixed income credit quality (a)(i)
AAA	2.4%
AA	30.3%
A	22.2%
BBB	23.4%
BB	6.8%
B	1.3%
CCC	0.8%
C	0.8%
Not Rated	11.3%
Cash & Cash Equivalents	0.7%
Portfolio facts
Average Duration (d)	10.1
Average Effective Maturity (m)	18.8 yrs.
Jurisdiction (i)
New York	83.0%
Puerto Rico	5.1%
California	2.6%
Guam	2.0%
Alabama	1.5%
Illinois	0.9%
Colorado	0.8%
Ohio	0.5%
Wisconsin	0.5%
Tennessee	0.5%
Texas	0.5%
Virginia	0.4%
New Hampshire	0.4%
New Jersey	0.2%
Michigan	0.2%
Mississippi	0.1%
U.S. Virgin Islands	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS North Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
State & Local Agencies	16.9%
Universities - Colleges	14.4%
Healthcare Revenue - Hospitals	11.7%
Airport Revenue	9.3%
Water & Sewer Utility Revenue	8.2%
Composition including fixed income credit quality (a)(i)
AAA	4.4%
AA	49.5%
A	24.1%
BBB	10.6%
BB	1.9%
Not Rated	9.1%
Cash & Cash Equivalents	0.4%
Portfolio facts
Average Duration (d)	9.0
Average Effective Maturity (m)	15.9 yrs.
Jurisdiction (i)
North Carolina	78.6%
Puerto Rico	3.4%
New York	2.8%
Illinois	1.9%
Alabama	1.7%
Texas	1.5%
Guam	1.3%
California	1.3%
Tennessee	1.2%
Pennsylvania	1.1%
Virginia	0.9%
New Jersey	0.6%
Maryland	0.6%
Ohio	0.5%
New Mexico	0.4%
Georgia	0.3%
South Carolina	0.3%
Wisconsin	0.3%
New Hampshire	0.3%
Michigan	0.3%
Connecticut	0.2%
Washington DC	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS Pennsylvania Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	17.5%
Universities - Colleges	14.9%
Water & Sewer Utility Revenue	9.9%
General Obligations - Schools	8.8%
General Obligations - General Purpose	6.8%
Composition including fixed income credit quality (a)(i)
AAA	2.4%
AA	27.4%
A	46.9%
BBB	11.1%
BB	3.3%
CCC	1.4%
CC (o)	0.0%
Not Rated	6.8%
Cash & Cash Equivalents	0.7%
Portfolio facts
Average Duration (d)	8.7
Average Effective Maturity (m)	15.8 yrs.
Jurisdiction (i)
Pennsylvania	83.9%
Puerto Rico	3.1%
California	1.9%
Alabama	1.8%
Illinois	1.3%
New York	1.2%
Tennessee	0.9%
Texas	0.8%
Michigan	0.7%
South Carolina	0.7%
New Jersey	0.6%
Guam	0.5%
Ohio	0.5%
New Mexico	0.4%
New Hampshire	0.3%
Wisconsin	0.3%
Virginia	0.2%
Colorado	0.2%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS South Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Water & Sewer Utility Revenue	16.0%
Healthcare Revenue - Hospitals	12.9%
Single Family Housing - State	8.6%
General Obligations - Schools	7.9%
State & Local Agencies	7.9%
Composition including fixed income credit quality (a)(i)
AAA	8.4%
AA	28.3%
A	46.8%
BBB	6.2%
BB	1.6%
CCC (o)	0.0%
CC (o)	0.0%
Not Rated	7.8%
Cash & Cash Equivalents	0.9%
Portfolio facts
Average Duration (d)	9.2
Average Effective Maturity (m)	17.0 yrs.
Jurisdiction (i)
South Carolina	77.6%
Puerto Rico	4.4%
Illinois	2.4%
Alabama	1.9%
New York	1.7%
Tennessee	1.2%
Pennsylvania	1.1%
Virginia	1.0%
Texas	1.0%
California	1.0%
Guam	0.8%
Maryland	0.8%
New Jersey	0.7%
North Carolina	0.7%
Arkansas	0.7%
Ohio	0.4%
Wisconsin	0.4%
New Hampshire	0.3%
Michigan	0.3%
Colorado	0.2%
Connecticut	0.2%
Washington DC	0.1%
Indiana	0.1%
U.S. Virgin Islands	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	13.5%
State & Local Agencies	11.5%
Multi-Family Housing Revenue	10.2%
Water & Sewer Utility Revenue	10.0%
General Obligations - General Purpose	9.5%
Composition including fixed income credit quality (a)(i)
AAA	15.7%
AA	48.2%
A	16.3%
BBB	9.7%
BB	1.6%
B	0.3%
CCC (o)	0.0%
CC	0.1%
Not Rated	7.3%
Cash & Cash Equivalents	0.8%
Portfolio facts
Average Duration (d)	9.3
Average Effective Maturity (m)	16.1 yrs.
Jurisdiction (i)
Virginia	75.6%
Washington DC	10.1%
Puerto Rico	4.0%
Illinois	1.6%
Alabama	1.5%
Texas	1.2%
New York	1.0%
Guam	0.7%
Tennessee	0.7%
California	0.7%
New Jersey	0.6%
New Mexico	0.4%
Wisconsin	0.3%
New Hampshire	0.3%
Ohio	0.2%
Michigan	0.1%
Iowa	0.1%
Indiana	0.1%
Pennsylvania (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
6

Portfolio Composition - continued
MFS West Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	16.6%
Water & Sewer Utility Revenue	10.8%
State & Local Agencies	9.5%
Universities - Colleges	9.4%
General Obligations - General Purpose	9.2%
Composition including fixed income credit quality (a)(i)
AAA	9.9%
AA	33.2%
A	37.7%
BBB	7.9%
BB	0.7%
CCC (o)	0.0%
Not Rated	9.9%
Cash & Cash Equivalents	0.7%
Portfolio facts
Average Duration (d)	9.0
Average Effective Maturity (m)	16.5 yrs.
Jurisdiction (i)
West Virginia	76.5%
Puerto Rico	4.3%
New Jersey	2.7%
Alabama	2.1%
New York	2.0%
California	1.7%
Illinois	1.5%
U.S. Virgin Islands	1.2%
Virginia	1.0%
Guam	1.0%
Tennessee	0.9%
South Carolina	0.8%
North Carolina	0.6%
Arkansas	0.6%
Ohio	0.6%
Texas	0.5%
Michigan	0.5%
New Hampshire	0.3%
Wisconsin	0.2%
Pennsylvania	0.2%
Mississippi	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
7

Expense Tables
Fund expenses borne by the shareholders during the period, April 1, 2023 through September 30, 2023
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2023 through September 30, 2023.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS MISSISSIPPI MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.86%	$1,000.00	$951.55	$4.20
	Hypothetical (h)	0.86%	$1,000.00	$1,020.70	$4.34
B	Actual	1.52%	$1,000.00	$949.61	$7.41
	Hypothetical (h)	1.52%	$1,000.00	$1,017.40	$7.67
I	Actual	0.76%	$1,000.00	$953.03	$3.71
	Hypothetical (h)	0.76%	$1,000.00	$1,021.20	$3.84
R6	Actual	0.70%	$1,000.00	$953.31	$3.42
	Hypothetical (h)	0.70%	$1,000.00	$1,021.50	$3.54
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
8

Expense Tables - continued
MFS NEW YORK MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.83%	$1,000.00	$952.45	$4.05
	Hypothetical (h)	0.83%	$1,000.00	$1,020.85	$4.19
B	Actual	1.58%	$1,000.00	$948.70	$7.70
	Hypothetical (h)	1.58%	$1,000.00	$1,017.10	$7.97
C	Actual	1.58%	$1,000.00	$949.78	$7.70
	Hypothetical (h)	1.58%	$1,000.00	$1,017.10	$7.97
I	Actual	0.58%	$1,000.00	$953.17	$2.83
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93
R6	Actual	0.50%	$1,000.00	$955.79	$2.44
	Hypothetical (h)	0.50%	$1,000.00	$1,022.50	$2.53
MFS NORTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.84%	$1,000.00	$955.54	$4.11
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
B	Actual	1.59%	$1,000.00	$950.97	$7.76
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
C	Actual	1.59%	$1,000.00	$951.03	$7.76
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
I	Actual	0.59%	$1,000.00	$956.18	$2.89
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.52%	$1,000.00	$956.50	$2.54
	Hypothetical (h)	0.52%	$1,000.00	$1,022.40	$2.63
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Expense Tables - continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.69%	$1,000.00	$955.62	$3.37
	Hypothetical (h)	0.69%	$1,000.00	$1,021.55	$3.49
B	Actual	1.44%	$1,000.00	$952.17	$7.03
	Hypothetical (h)	1.44%	$1,000.00	$1,017.80	$7.26
I	Actual	0.59%	$1,000.00	$955.32	$2.88
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.52%	$1,000.00	$956.78	$2.54
	Hypothetical (h)	0.52%	$1,000.00	$1,022.40	$2.63
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.84%	$1,000.00	$952.06	$4.10
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
B	Actual	1.59%	$1,000.00	$947.59	$7.74
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
I	Actual	0.59%	$1,000.00	$953.38	$2.88
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.53%	$1,000.00	$953.64	$2.59
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
10

Expense Tables - continued
MFS VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.81%	$1,000.00	$950.43	$3.95
	Hypothetical (h)	0.81%	$1,000.00	$1,020.95	$4.09
B	Actual	1.56%	$1,000.00	$946.81	$7.59
	Hypothetical (h)	1.56%	$1,000.00	$1,017.20	$7.87
C	Actual	1.56%	$1,000.00	$946.87	$7.59
	Hypothetical (h)	1.56%	$1,000.00	$1,017.20	$7.87
I	Actual	0.56%	$1,000.00	$952.14	$2.73
	Hypothetical (h)	0.56%	$1,000.00	$1,022.20	$2.83
R6	Actual	0.48%	$1,000.00	$952.58	$2.34
	Hypothetical (h)	0.48%	$1,000.00	$1,022.60	$2.43
MFS WEST VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.87%	$1,000.00	$954.06	$4.25
	Hypothetical (h)	0.87%	$1,000.00	$1,020.65	$4.39
B	Actual	1.62%	$1,000.00	$950.48	$7.90
	Hypothetical (h)	1.62%	$1,000.00	$1,016.90	$8.17
I	Actual	0.62%	$1,000.00	$954.94	$3.03
	Hypothetical (h)	0.62%	$1,000.00	$1,021.90	$3.13
R6	Actual	0.54%	$1,000.00	$955.31	$2.64
	Hypothetical (h)	0.54%	$1,000.00	$1,022.30	$2.73
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
11

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Mississippi Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.8%
Airport Revenue – 0.9%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$60,000	$52,296
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	55,000	46,667
New York Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	230,000	227,772
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	44,397
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	229,987
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	34,924
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	59,120
		$695,163
General Obligations - General Purpose – 20.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$189,921
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	50,000	52,042
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	135,000	133,848
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	6,174	5,964
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	48,848	28,789
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	41,891	42,987
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	41,212	42,585
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	40,029	41,803
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	37,958	34,023
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	66,803	58,055
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	29,283	24,581
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	39,814	32,011
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	128,406	98,998
Desoto County, MI, General Obligation Refunding, 5%, 11/01/2024	685,000	693,714
Jackson, MS, General Obligation Refunding, 5%, 3/01/2027	700,000	699,703
Mississippi Development Bank Special Obligation (Biloxi General Obligation), 4%, 3/01/2037	500,000	470,534
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,088,878
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2045	500,000	432,066
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 5.25%, 2/01/2049	750,000	764,652
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	482,357
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	387,878
Mississippi Development Bank Special Obligation (Rankin County General Obligation Bond Project), 5%, 8/01/2034	350,000	374,967
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,041,663
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,039,974
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,023,962
Mississippi Development Bank Special Obligation Refunding, Taxable (Clay County Industrial Development Project), BAM, 2.955%, 3/01/2025	335,000	322,080
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	156,492
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	65,000	67,432
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	195,000	170,633
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	125,000	108,238
State of Mississippi, “A”, 5%, 10/01/2033 (Prerefunded 10/01/2027)	1,000,000	1,054,680
State of Mississippi, “A”, 5%, 11/01/2036 (Prerefunded 11/01/2026)	1,000,000	1,039,427
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,000,000	1,042,248
State of Mississippi, “B”, 3%, 10/01/2035	875,000	740,466
State of Mississippi, “B”, 4%, 10/01/2038	1,000,000	960,150
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,002,340
State of Mississippi, General Obligation Refunding, “C”, 5%, 9/30/2024	250,000	252,784
		$16,202,925
General Obligations - Schools – 13.3%
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	$700,000	$476,444
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031 (Prerefunded 12/01/2025)	$1,000,000	$1,025,992
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2036	500,000	477,366
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	500,000	469,764
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031 (Prerefunded 4/01/2024)	500,000	502,632
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032 (Prerefunded 4/01/2024)	500,000	502,632
Mississippi Development Bank Special Obligation (Hinds County School District), 4%, 3/01/2024	355,000	354,756
Mississippi Development Bank Special Obligation (Hinds County School District), 5%, 3/01/2043	450,000	454,763
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project), “B”, 5%, 10/01/2023	275,000	275,000
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,031,561
Mississippi Development Bank Special Obligation (Meridian Public School District General Obligation Project), BAM, 4.125%, 4/01/2043	1,000,000	911,395
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	648,386
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	1,500,000	1,452,106
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2025	470,000	475,309
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	615,841
Sunflower County, MI, Consolidated School District, General Obligation, BAM, 4%, 6/01/2038	1,000,000	897,499
		$10,571,446
Healthcare Revenue - Hospitals – 8.0%
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	$20,000	$16,109
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	492,680
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	470,000	399,734
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Baptist Memorial Health Care Corp.), “A-2”, 4.125%, 8/31/2036 (Put Date 8/28/2024)	1,000,000	995,568
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Forrest County General Hospital Refunding Project), “A”, 5%, 1/01/2028	575,000	590,059
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	507,171
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	866,886
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2037	1,500,000	1,511,833
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	505,000	435,197
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	555,129
		$6,370,366
Industrial Revenue - Other – 1.3%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development Rev. (Chevron U.S.A., Inc. Project), VRDN, 3.2%, 11/30/2030	$295,000	$295,000
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development Rev. (Chevron U.S.A., Inc. Project), VRDN, 3.2%, 11/30/2030	200,000	200,000
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	500,000	431,520
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	100,000	62,125
		$988,645
Industrial Revenue - Paper – 1.2%
Warren County, MS, Environmental Improvement Rev. (International Paper Co. Project), “B”, 1.6%, 8/01/2027 (Put Date 6/16/2025)	$1,000,000	$954,523
Miscellaneous Revenue - Other – 1.6%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$35,000	$35,134
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2030	720,000	770,030
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	210,000	194,007
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	310,000	298,598
		$1,297,769
Multi-Family Housing Revenue – 0.8%
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$242,838	$224,865
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	$650,000	$410,814
		$635,679
Sales & Excise Tax Revenue – 4.7%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$905,000	$308,720
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	4,985
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	4,967
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	70,000	56,650
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	266,106
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	822,568
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	20,000	18,402
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	71,000	62,768
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	929,000	840,358
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	162,000	145,098
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	63,592
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	853
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	234,000	204,245
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	968
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	32,357
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,443
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	245,116
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	211,447
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,356,000	349,561
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	115,000	87,831
		$3,732,035
Single Family Housing - State – 8.9%
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 5%, 5/31/2026	$200,000	$204,787
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 6/01/2050	470,000	441,718
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 12/01/2050	1,270,000	1,201,971
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 5.25%, 12/01/2053	1,000,000	1,019,730
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	694,946
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	905,000	853,246
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 3.95%, 12/01/2042	1,000,000	878,427
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.05%, 12/01/2047	1,000,000	826,547
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2048	1,000,000	924,550
		$7,045,922
State & Local Agencies – 3.2%
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	$500,000	$500,229
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,500,000	1,512,680
Mississippi Development Bank Special Obligation Refunding, Taxable (Desoto County Highway Project), 2.358%, 1/01/2026	590,000	550,527
		$2,563,436
Student Loan Revenue – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,231
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	110,000	79,988
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	420,000	397,294
		$486,513
Tax - Other – 4.1%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$453,820
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	60,000	59,226
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	150,000	157,034
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	865,110
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,305,000	1,315,830
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	$545,000	$366,801
		$3,217,821
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$265,000	$223,840
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	185,000	159,360
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	295,000	267,581
		$650,781
Toll Roads – 0.5%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$110,209
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	85,136
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	280,000	201,577
		$396,922
Transportation - Special Tax – 0.3%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	$255,000	$215,790
Universities - Colleges – 11.4%
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$370,000	$280,088
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	989,170
Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	1,000,000	841,190
Mississippi Development Bank Special Obligation (Northwest Mississippi Community College Improvement Project), 4%, 3/01/2050	435,000	369,671
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	519,957
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 5/31/2042	500,000	502,897
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	872,907
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,247,488
University of Mississippi Medical Center, Educational Building Corp. Rev., “B”, AAC, 5.5%, 12/01/2023	165,000	165,358
University of Mississippi, Educational Building Corp. Rev. (New Facilities Project), 4.5%, 10/01/2052	1,000,000	927,206
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	745,000	752,876
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,515,000	1,535,468
		$9,004,276
Utilities - Electric Power – 0.3%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$355,000	$261,924
Utilities - Investor Owned – 0.4%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$284,755
Utilities - Municipal Owned – 2.6%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$317,386
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	75,180
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	84,088
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	509,010
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	90,000	22,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	37,500
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	103,749
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,862
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	240,000	60,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	8,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	22,500
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	79,171
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,370
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	10,000
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	$40,000	$10,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	1,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	30,000
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	500,000	523,543
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	58,240
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	3,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	15,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	16,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	15,000
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	12,500
		$2,057,099
Utilities - Other – 2.2%
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	$560,000	$575,545
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	200,000	186,804
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	240,000	226,290
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	460,000	458,915
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	265,000	269,149
		$1,716,703
Water & Sewer Utility Revenue – 8.3%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$30,002
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	136,659
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	30,052
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	30,018
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	111,209
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,002,349
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	25,000	25,143
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	30,000	30,066
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	15,071
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	35,095
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	752,314
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,305,000	1,108,837
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,234,279
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	1,000,000	1,054,338
		$6,595,432
Total Municipal Bonds (Identified Cost, $83,163,647)		$75,945,925
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$161,000	$144,971
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	283,648	93,245
Total Bonds (Identified Cost, $259,839)		$238,216
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $106,632)	$179,722	$93,231
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $1,287,233)	1,286,841	$1,287,098
Other Assets, Less Liabilities – 2.2%		1,749,365
Net Assets – 100.0%		$79,313,835
See Portfolio Footnotes and Notes to Financial Statements
17

Portfolio of Investments (unaudited) – continued
MFS New York Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
Airport Revenue – 5.2%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$1,508,740
New York Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	900,000	891,284
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport, Terminal B Redevelopment), “A”, AGM, 4%, 7/01/2031	2,000,000	1,917,573
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,312,341
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	649,423
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	499,544
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	1,000,000	997,705
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	88,794
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	14,999
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	79,827
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	128,093
		$8,088,323
General Obligations - General Purpose – 7.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$615,000	$530,914
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	17,681	17,080
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	139,873	82,436
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	119,953	123,091
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	118,007	121,938
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	114,620	119,700
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	108,689	97,422
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	184,514	160,352
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	83,850	70,387
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	114,004	91,661
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	354,563	273,361
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	2,000,000	1,819,594
New York, NY, “B-1”, 3%, 10/01/2044	1,825,000	1,315,923
New York, NY, “D-1”, 5%, 12/01/2038	2,000,000	2,052,665
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,006
New York, NY, General Obligation, “A”, 5%, 7/31/2051	1,500,000	1,523,737
New York, NY, General Obligation, “A”, 4.125%, 7/31/2053	1,500,000	1,303,802
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	634,618
State of Illinois, General Obligation, 5.5%, 5/01/2039	215,000	224,306
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	208,504
Yonkers, NY, General Obligation, “F”, BAM, 5%, 11/15/2042	750,000	774,720
		$11,551,217
Healthcare Revenue - Hospitals – 10.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$426,650
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	279,819
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	534,326
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	2,000,000	2,042,438
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,605,000	1,345,165
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), “A”, 5%, 7/01/2044 (Prerefunded 7/01/2024)	1,000,000	1,008,189
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	1,741,469
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	1,902,770
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,002,458
New York Dormitory Authority Rev. (HYU Langone Hospitals Obligated Group), “A”, 4%, 7/01/2050	2,000,000	1,699,201
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	1,500,000	1,159,386
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	3,000,000	2,585,329
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	800,000	749,759
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	$120,000	$120,124
		$16,597,083
Healthcare Revenue - Long Term Care – 2.7%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$997,147
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	1,582,286
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	724,897
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	820,143
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	100,000	94,495
		$4,218,968
Industrial Revenue - Airlines – 4.8%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$1,295,282
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	977,155
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,035,000	1,011,215
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,000,000	1,006,814
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	2,000,000	1,985,838
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,303,469
		$7,579,773
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$200,000	$154,614
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	255,000	158,419
		$313,033
Industrial Revenue - Paper – 0.3%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025 (n)	$445,000	$445,586
Miscellaneous Revenue - Other – 6.0%
Battery Park, NY, Authority Senior Rev., “A”, 5%, 11/01/2053	$2,000,000	$2,069,333
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	90,000	90,343
New York City Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	235,086
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,940,000	1,792,257
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	1,500,000	1,442,301
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	2,585,000	2,551,772
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	545,223
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	726,893
		$9,453,208
Multi-Family Housing Revenue – 14.6%
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$653,303	$604,949
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	1,450,000	1,239,665
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “I”, 4%, 11/01/2043	1,015,000	886,802
New York Housing Finance Agency Affordable Housing Rev., “E-1”, 4.125%, 11/01/2047	4,080,000	3,391,496
New York Housing Finance Agency Affordable Housing Rev., “F-1”, 5.1%, 11/01/2052	1,000,000	976,588
New York Housing Finance Agency Affordable Housing Rev., “F-1”, 5.15%, 11/01/2057	1,200,000	1,172,344
New York Housing Finance Agency Affordable Housing Rev., “G-1”, 4.625%, 11/01/2042	350,000	336,220
New York Housing Finance Agency Affordable Housing Rev., “G-1”, 4.8%, 11/01/2047	1,000,000	952,837
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	2,000,000	1,858,375
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	276,686	271,855
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	$750,000	$735,789
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.6%, 11/01/2042	1,000,000	958,756
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.75%, 11/01/2047	500,000	471,672
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.85%, 11/01/2052	500,000	476,932
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	2,500,000	1,580,053
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	1,870,000	1,639,934
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,610,000	2,163,626
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “C-1”, 4.25%, 11/01/2052	2,500,000	2,136,604
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “F-1”, 2.25%, 11/01/2041	1,535,000	993,045
		$22,847,542
Port Revenue – 3.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$2,000,000	$1,321,312
Port Authority of NY & NJ (178th Series), 5%, 11/30/2033	1,500,000	1,502,464
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	2,485,000	2,036,623
		$4,860,399
Sales & Excise Tax Revenue – 4.6%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$15,000	$14,956
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	19,870
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	185,000	149,718
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	750,000	739,182
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	63,000	57,965
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	200,000	176,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,186,000	1,977,419
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	451,000	403,944
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	210,000	188,089
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,412
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	635,000	554,256
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,904
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	103,000	87,703
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	17,000	13,218
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	942,000	667,339
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	904,000	579,238
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	3,848,000	991,969
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	545,000	416,244
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	255,000	194,756
		$7,238,994
Secondary Schools – 6.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,003,977
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2025	220,000	215,693
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	303,044
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2036	400,000	348,019
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2042	550,000	519,049
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2056	550,000	488,943
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	721,420
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2052	2,000,000	1,917,753
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2031 (n)	350,000	319,647
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2041 (n)	610,000	471,899
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2051 (n)	1,265,000	874,618
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	674,343
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
Nassau County, NY, Local Economic Assistance Corp. Education Rev. (Friends of Roosevelt Children's Academy Charter School, Inc. Project), “A”, 5%, 7/01/2055	$1,000,000	$880,969
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	455,141
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	505,469
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	651,742
		$10,351,726
Single Family Housing - State – 1.2%
New York Mortgage Agency Homeowner Mortgage Rev., “211”, 3.8%, 10/01/2048	$400,000	$358,109
New York Mortgage Agency Homeowner Mortgage Rev., “212”, AMT, 3.7%, 10/01/2033	335,000	329,925
New York Mortgage Agency Homeowner Mortgage Rev., “217”, 3.625%, 4/01/2039	355,000	343,636
New York Mortgage Agency Homeowner Mortgage Rev., “239”, 3.25%, 10/01/2051	940,000	883,456
		$1,915,126
State & Local Agencies – 1.8%
New York Dormitory Authority Rev., State Personal Income Tax Rev., 3%, 3/15/2050	$1,225,000	$822,515
Yonkers, NY, Industrial Development Agency, School Facility Rev. (New Community School Project), 5%, 5/01/2042	2,000,000	2,062,752
		$2,885,267
Tax - Other – 3.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$135,000	$133,258
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	325,000	340,241
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	1,970,000	475,888
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	100,000	97,615
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	300,000	263,075
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,800,000	1,610,769
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-1”, 4%, 5/15/2046	3,350,000	2,958,529
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	146,812
		$6,026,187
Tobacco – 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$695,000	$587,051
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	275,000	236,888
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	750,000	680,290
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	5,000	5,091
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,019,795
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,015,535
		$3,544,650
Toll Roads – 0.2%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$205,000	$205,390
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	170,272
		$375,662
Transportation - Special Tax – 7.6%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 5%, 11/15/2033	$2,000,000	$2,094,946
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	1,340,000	1,133,955
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	3,170,000	2,573,424
Metropolitan Transportation Authority, NY, Transportation Rev., “A-2”, FLR, 4.364% (67% of SOFR + 0.8%), 11/01/2032 (Put Date 4/01/2026)	1,500,000	1,486,313
Metropolitan Transportation Authority, NY, Transportation Rev., “B”, BAM, 5%, 11/15/2052	3,100,000	3,109,670
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	185,000	189,783
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	125,000	131,702
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	1,000,000	817,801
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	$435,000	$339,319
		$11,876,913
Universities - Colleges – 6.8%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$125,216
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	980,000	915,433
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	1,910,959
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,003,412
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,523,483
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	1,900,277
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	664,046
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	459,556
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2037	1,000,000	1,023,036
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	757,230
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp Rev., (Clarkson University), “B”, 5%, 9/01/2039	200,000	194,241
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp Rev., (Clarkson University), “B”, 5%, 9/01/2040	150,000	144,645
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp Rev., (Clarkson University), “B”, 5%, 9/01/2041	100,000	95,744
		$10,717,278
Universities - Dormitories – 0.6%
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	$1,000,000	$988,859
Utilities - Municipal Owned – 0.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$155,000	$155,373
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	178,068
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	25,000	6,250
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	265,000	66,250
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	430,000	107,500
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	30,000	29,586
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	675,000	168,750
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	100,000	25,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	50,000	12,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	25,000	6,250
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	250,000	62,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	115,000	28,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	110,000	27,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	345,000	86,250
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	50,000	12,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	170,000	42,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	45,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	55,000	13,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	170,000	42,500
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	140,000	35,000
		$1,161,777
Utilities - Other – 3.5%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$525,000	$490,360
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	630,000	594,012
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,265,000	1,283,668
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,210,000	1,207,146
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	1,085,000	1,227,368
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	705,000	716,038
		$5,518,592
Water & Sewer Utility Revenue – 2.5%
Great Neck North, NY, Water Authority System Rev., 3%, 11/01/2044	$1,340,000	$971,242
Buffalo, NY, Municipal Water Finance Authority, Water System Rev., “A”, AGM, 4%, 6/30/2046	1,500,000	1,302,417
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$215,000	$214,890
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	265,956
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	720,950
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	345,000	319,726
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	100,309
		$3,895,490
Total Municipal Bonds (Identified Cost, $169,098,684)		$152,451,653
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$415,000	$373,683
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	945,494	310,817
Total Bonds (Identified Cost, $749,208)		$684,500
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $305,332)	$514,619	$266,959
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $1,393,922)	1,393,820	$1,394,099
Other Assets, Less Liabilities – 1.3%		2,008,131
Net Assets – 100.0%		$156,805,342
See Portfolio Footnotes and Notes to Financial Statements
23

Portfolio of Investments (unaudited) – continued
MFS North Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport Revenue – 9.1%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	$1,245,000	$1,242,261
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,033,731
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4%, 7/01/2052	5,000,000	4,374,659
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 6/30/2037	1,000,000	940,038
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2039	1,700,000	1,561,586
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2040	2,000,000	1,814,529
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2041	1,500,000	1,347,279
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2041	2,155,000	2,185,977
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	998,292
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	2,300,000	2,318,628
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	1,977,476
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,475,425
Greater Asheville Regional Airport Authority Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,541,043
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	1,000,000	1,010,344
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2053	4,000,000	4,021,943
New York Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	1,275,000	1,262,653
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,195,517
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,037,366
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,031,532
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,022,668
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,013,600
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,439,382
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	172,656
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	194,989
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	149,675
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	236,479
		$39,599,728
General Obligations - General Purpose – 5.8%
Asheville, NC, General Obligation Refunding, 4%, 6/01/2039	$295,000	$279,753
Asheville, NC, General Obligation Refunding, 4%, 6/01/2041	500,000	465,294
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,030,000	889,174
Cartersville, GA, General Obligation, 2%, 10/01/2040	2,190,000	1,377,548
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	244,599
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,655,000	1,693,497
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	659,324
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	30,211	29,184
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	239,000	140,858
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	204,963	210,326
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	201,638	208,354
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	554,850	579,442
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	185,717	166,465
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	344,225	299,149
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	143,274	120,269
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	194,798	156,620
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	680,587	524,719
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	492,022
Durham County, NC, General Obligation Refunding, 4%, 6/01/2037	450,000	438,358
Durham County, NC, General Obligation Refunding, 4%, 6/01/2039	650,000	613,848
Forsyth, NC, General Obligation, “A”, 4%, 4/01/2034	5,100,000	5,149,549
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	648,713
Granville County, NC, 5%, 10/01/2034	675,000	710,732
Granville County, NC, 5%, 10/01/2035	690,000	723,515
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	4,000,000	2,719,622
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	893,874
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	810,110
Randolph County, NC, 4%, 10/01/2037	1,045,000	979,391
24

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
State of Illinois, General Obligation, 5.5%, 5/01/2039	$375,000	$391,231
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	364,883
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	1,065,000	931,917
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	665,000	575,827
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2048	460,000	415,226
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2052	185,000	164,823
		$25,068,216
General Obligations - Schools – 0.3%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,510,000	$1,172,993
Healthcare Revenue - Hospitals – 11.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$450,640
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 5%, 1/15/2049 (Put Date 12/01/2031)	3,910,000	4,208,119
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,101,950
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,014,039
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	2,480,000	2,109,234
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,579,163
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,552,979
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	4,685,000	4,037,422
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,356,704
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	627,583
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	266,507
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	5,000,000	4,144,331
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031 (Prerefunded 6/01/2025)	2,800,000	2,856,725
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033 (Prerefunded 6/01/2025)	3,000,000	3,060,777
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,410,380
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,038,563
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	1,580,000	1,339,091
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	149,782
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,433,181
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	949,646
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,515,272
		$50,202,088
Healthcare Revenue - Long Term Care – 6.8%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,727,143
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	813,691
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,453,815
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,394,857
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,009,398
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	801,759
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	1,868,184
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,140,518
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	741,498
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	727,186
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,584,537
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2033	180,000	165,397
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2034	185,000	168,125
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	666,476
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	543,265
25

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	$1,100,000	$801,350
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,551,750
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,074,664
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,213,790
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,330,642
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	1,608,159
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	775,402
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	1,989,769
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,500,000	1,515,432
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	979,694
		$29,646,501
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$953,599
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$463,844
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	510,000	316,837
		$780,681
Miscellaneous Revenue - Other – 1.6%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,013,881
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2041	1,000,000	1,060,287
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2042	1,000,000	1,055,332
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2043	875,000	921,525
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	190,724
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,043,944
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,690,000	1,627,840
		$6,913,533
Multi-Family Housing Revenue – 0.7%
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$1,313,147	$1,215,955
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	675,000	679,930
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	1,070,000	1,075,063
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	240,000	244,807
		$3,215,755
Sales & Excise Tax Revenue – 2.7%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$25,000	$24,925
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	35,000	34,772
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	350,000	283,250
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,276,321
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	96,608
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	336,000	297,045
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,212,000	2,905,522
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	635,000	568,746
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	311,691
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	7,677
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	134,418
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,776
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	148,159
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	24,104
26

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	$1,584,000	$1,122,149
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	970,736
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,954,000	2,566,024
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	880,000	672,100
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	485,000	370,419
		$11,821,442
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$346,436
Single Family Housing - State – 7.5%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$780,000	$768,289
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	2,295,000	2,168,859
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,290,000	1,135,264
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,740,000	1,992,713
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	3,670,000	3,577,501
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	3,395,000	3,262,568
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, 4.875%, 7/01/2042	1,200,000	1,185,224
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 5%, 7/01/2047	4,990,000	4,917,291
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 6%, 7/01/2053	1,495,000	1,561,200
North Carolina Housing Finance Agency, Home Ownership Rev., “50”, GNMA, 5.5%, 1/01/2054	5,000,000	5,149,744
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 4.5%, 1/01/2048	3,000,000	2,719,694
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 5.75%, 1/01/2054	4,000,000	4,158,553
		$32,596,900
State & Local Agencies – 16.7%
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	$1,700,000	$1,690,483
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,446,369
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	981,667
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,210,774
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,061,430
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,113,053
Charlotte, NC, COP, 3%, 6/01/2048	4,425,000	3,075,481
Charlotte, NC, COP (Government Facilities), “G”, VRDN, 3.15%, 5/31/2033	4,600,000	4,600,000
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	2,250,000	2,146,564
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	4,274,038
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	2,362,478
Charlotte, NC, Refunding COP (Transit Projects Phase II), “B”, 5%, 6/01/2026	1,250,000	1,273,054
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,692,607
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	1,986,722
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,220,301
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,340,997
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,255,875
Durham County, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	2,915,076
Durham County, NC, Limited Obligation, 4.5%, 10/01/2042 (w)	2,400,000	2,371,752
Durham County, NC, Limited Obligation, 4.5%, 10/01/2043 (w)	2,000,000	1,968,840
Mecklenburg County, NC, School General Obligation, 5%, 9/01/2024	1,250,000	1,263,867
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	291,175
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2038	1,250,000	1,326,273
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2041	1,795,000	1,885,049
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,543,891
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,320,393
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2046	2,035,000	639,976
Onslow County, NC, Limited Obligation, 4%, 12/01/2040	500,000	466,048
Onslow County, NC, Limited Obligation, 4%, 12/01/2041	1,035,000	955,983
Onslow County, NC, Limited Obligation, 4%, 12/01/2042	500,000	456,647
Onslow County, NC, Limited Obligation, 4%, 12/01/2043	425,000	386,925
27

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	$2,530,000	$2,594,466
Raleigh, NC, COP (Downtown Improvement Projects), “B-1”, VRDN, 3.05%, 1/31/2034	1,100,000	1,100,000
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	219,206
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,043,265
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2033	2,500,000	2,757,724
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2034	2,500,000	2,753,908
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	3,000,000	2,908,584
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2040	1,825,000	1,943,879
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2041	1,625,000	1,721,678
Wake County, NC, Limited Obligation, “B”, 5%, 4/01/2041	1,765,000	1,870,008
		$72,436,506
Student Loan Revenue – 1.2%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$2,305,000	$2,180,387
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2027	550,000	563,231
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2028	1,000,000	1,030,384
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2029	700,000	723,968
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 3.125%, 6/01/2039	720,000	664,915
		$5,162,885
Tax - Other – 1.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$285,000	$281,322
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	670,000	701,420
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	3,715,000	3,324,448
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	271,379
		$4,578,569
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$1,000,000	$877,718
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,455,000	$1,229,007
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,030,000	887,252
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,565,000	1,419,539
		$3,535,798
Toll Roads – 3.4%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$1,955,889
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,021,679
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,057,602
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,042,480
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,178,978
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,623,877
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	435,826
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	350,560
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	1,505,000	1,083,475
		$14,750,366
Transportation - Special Tax – 1.6%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	$2,605,000	$2,204,443
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	260,000	266,721
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	250,000	263,405
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2034	2,000,000	2,011,826
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2035	2,000,000	1,997,287
		$6,743,682
28

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 14.1%
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	$3,000,000	$3,048,923
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,184,981
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,103,839
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,042,568
North Carolina Capital Facilities Finance Agency Rev. (Duke University), “B”, ETM, 5%, 10/01/2055 (Prerefunded 10/01/2025)	1,120,000	1,146,605
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,294,115
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,192,454
North Carolina State University, Raleigh General Refunding Rev., 5%, 10/01/2023	1,200,000	1,200,000
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2035	1,180,000	1,262,237
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	115,086
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	140,271
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	722,881
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,024,460
University of North Carolina, Ashville, Rev., 4%, 6/01/2039	1,450,000	1,326,145
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043 (Prerefunded 4/01/2024)	1,715,000	1,724,447
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,152,889
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	4,415,000	3,923,792
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,673,814
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	982,363
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	973,235
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,007,607
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	896,640
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	2,415,508
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,096,111
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	491,348
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	386,124
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	477,158
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	190,476
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,766,911
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2032	2,420,000	2,564,297
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2034	1,300,000	1,377,171
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,540,715
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,553,495
		$60,998,666
Utilities - Municipal Owned – 0.6%
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$309,867
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	110,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	180,000
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2029	525,000	519,224
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2030	425,000	419,936
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	49,310
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	281,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	43,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	21,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	103,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	48,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	47,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	8,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	146,250
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	8,750
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	20,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	66,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	76,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	23,750
29

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	$300,000	$75,000
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	60,000
		$2,639,587
Utilities - Other – 3.4%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,090,000	$1,018,081
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	1,295,000	1,221,025
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,580,000	2,618,073
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,535,000	2,529,021
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,320,000	2,335,056
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,445,000	1,467,624
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,293,631
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,250,000	2,244,770
		$14,727,281
Water & Sewer Utility Revenue – 8.1%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040 (Prerefunded 6/01/2024)	$1,250,000	$1,259,365
Clayton, NC, Water & Sewer System Rev., 5%, 8/01/2045	2,500,000	2,587,053
Clayton, NC, Water & Sewer System Rev., 4%, 8/01/2047	2,500,000	2,238,718
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	1,000,000	1,064,935
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2048	3,990,000	4,242,813
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4%, 12/01/2039	380,000	358,498
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4%, 12/01/2041	300,000	279,160
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4.125%, 12/01/2043	510,000	472,852
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 5%, 12/01/2046	525,000	546,953
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	220,013
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	379,806
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	472,810
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,273,679
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	942,474
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	560,679
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2048	4,000,000	3,562,693
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2053	5,000,000	4,370,926
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2034	175,000	152,767
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	95,000	95,542
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	115,000	115,254
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	60,285
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	140,380
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,043,902
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	519,560
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,421,517
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,624,391
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058 (w)	1,360,000	1,398,125
Union County, NC, Enterprise System Rev., 3%, 6/01/2046	2,500,000	1,769,415
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	694,288
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	492,278
		$35,361,131
Total Municipal Bonds (Identified Cost, $464,521,719)		$424,130,061
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$786,000	$707,746
30

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$1,607,340	$528,390
Total Bonds (Identified Cost, $1,350,863)		$1,236,136
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $521,716)	$879,323	$456,149
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $4,492,433)	4,491,916	$4,492,814
Other Assets, Less Liabilities – 0.8%		3,571,253
Net Assets – 100.0%		$433,886,413
See Portfolio Footnotes and Notes to Financial Statements
31

Portfolio of Investments (unaudited) – continued
MFS Pennsylvania Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport Revenue – 1.7%
Philadelphia, PA, Airport Refunding Rev., 5%, 7/01/2029	$1,590,000	$1,640,173
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	762,291
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	54,263
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	64,996
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	44,902
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	78,827
		$2,645,452
General Obligations - General Purpose – 6.6%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$350,000	$302,146
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	888,334
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	220,000	221,711
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	600,000	613,957
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	9,939	9,601
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	78,634	46,344
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	67,435	69,199
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	66,341	68,551
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	245,437	256,315
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	61,103	54,769
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	116,918	101,608
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	47,139	39,570
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	64,091	51,530
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	234,653	180,913
Lancaster, PA, General Obligation, BAM, 5%, 11/01/2034	1,890,000	2,023,088
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	384,915
Philadelphia, PA, “B”, 5%, 2/01/2035	1,000,000	1,050,401
Philadelphia, PA, Energy Authority City Service Agreement Rev. (Philadelphia Street Lighting Project), “A”, 5%, 11/01/2042	1,000,000	1,018,524
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,056,590
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,057,251
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	130,410
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	119,890
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	130,000	134,863
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2048	165,000	148,940
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2052	65,000	57,911
		$10,087,331
General Obligations - Schools – 8.7%
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	$1,000,000	$910,224
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,016,474
Coatesville, PA, Area School District, General Obligation, AGM, 5%, 8/01/2024	970,000	978,315
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	797,108
Erie, PA, City School District General Obligation, “A”, AGM, 4%, 4/01/2033	1,150,000	1,139,931
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	647,595
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,486,053
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,423,535
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,184
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	1,495,000	1,494,855
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,508,230
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,033,624
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	836,811
		$13,277,939
Healthcare Revenue - Hospitals – 17.3%
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	$1,000,000	$1,009,532
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	500,000	284,999
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,600,000	912,537
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	843,760
32

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	$665,000	$714,430
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	326,299
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041 (Prerefunded 11/15/2025)	850,000	870,635
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	1,748,125
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 6/30/2049 (Prerefunded 7/01/2029)	100,000	107,354
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	900,000	732,234
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	490,574
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	976,896
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	970,253
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	427,180
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	900,000	765,448
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,024,823
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2039	1,000,000	878,869
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2042	2,000,000	1,758,791
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	1,000,000	928,151
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	987,493
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	475,382
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,000,000	817,956
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), “A”, VRDN, 3.16%, 12/31/2037	2,000,000	2,000,000
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,009,400
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	988,151
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	498,427
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039 (Prerefunded 3/01/2024)	810,000	812,787
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	874,443
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044 (Prerefunded 6/01/2024)	1,000,000	1,006,515
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,188,024
		$26,429,468
Healthcare Revenue - Long Term Care – 4.1%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$391,394
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	140,000	132,550
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	95,000	101,221
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	765,000	815,099
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	736,970
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	427,240
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	500,646
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	258,484
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	244,969
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	441,409
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	409,216
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	387,560
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	325,216
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	750,000	710,458
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	377,768
		$6,260,200
Industrial Revenue - Environmental Services – 1.8%
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	$225,000	$249,581
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.7%, 12/01/2044 (Put Date 12/01/2023)	500,000	496,268
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.125%, 8/01/2045 (Put Date 11/01/2023)	1,000,000	999,487
33

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	$1,000,000	$999,679
		$2,745,015
Industrial Revenue - Other – 0.7%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,078,227
Miscellaneous Revenue - Other – 1.5%
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	$945,000	$939,227
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	65,000	65,248
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	395,000	364,918
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	970,000	969,184
		$2,338,577
Multi-Family Housing Revenue – 1.9%
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$461,825	$427,643
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	225,000	226,643
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	355,000	356,680
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	938,181	861,362
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,250,000	1,085,239
		$2,957,567
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$198,197
Sales & Excise Tax Revenue – 2.4%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$10,000	$9,970
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	9,935
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	120,000	97,114
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	35,000	32,203
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	124,000	109,624
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,188,000	1,074,645
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	243,000	217,646
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	116,000	103,897
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	853
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	364,000	317,715
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	2,000	1,936
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	55,000	46,832
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	9,000	6,998
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	524,000	371,216
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	509,000	326,142
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,148,000	553,729
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	195,000	148,931
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	205,000	156,569
		$3,585,955
Secondary Schools – 2.0%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$451,609
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	437,034
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	500,000	470,187
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	835,380
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	450,000	452,738
34

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	$500,000	$433,582
		$3,080,530
Single Family Housing - State – 6.4%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	$1,000,000	$906,481
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	1,585,000	1,520,662
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.6%, 10/01/2043	1,000,000	950,963
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.7%, 10/01/2046	1,000,000	945,053
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2025	500,000	502,854
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2025	300,000	302,474
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2026	1,545,000	1,568,414
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	1,490,000	1,542,234
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	1,500,000	1,542,108
		$9,781,243
State & Local Agencies – 2.3%
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	$1,255,000	$1,286,978
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	256,717
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,020,737
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,014,121
		$3,578,553
Student Loan Revenue – 3.5%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$820,000	$775,669
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	325,000	330,897
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	408,238
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	925,000	739,869
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	1,835,000	1,738,361
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	1,000,000	907,141
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	500,000	444,019
		$5,344,194
Tax - Other – 2.9%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	$1,000,000	$929,738
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	289,207
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	466,701
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	105,000	103,645
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	285,000	298,365
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	58,569
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	185,000	162,230
Lancaster County, PA, Convention Center Authority Hotel Room Rental Tax Rev., “B”, 4%, 5/01/2049	500,000	430,076
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,320,000	1,181,231
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	443,931
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	105,000	93,425
		$4,457,118
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$470,287
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$540,000	$456,126
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	300,000	258,423
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	550,000	498,880
		$1,213,429
Toll Roads – 1.8%
Delaware River Port Authority Rev., 5%, 1/01/2029 (Prerefunded 1/01/2024)	$1,145,000	$1,147,345
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,295,672
35

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$140,000	$140,266
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	110,176
		$2,693,459
Transportation - Special Tax – 1.5%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$85,000	$87,197
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	90,000	94,826
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	2,000,000	2,089,830
		$2,271,853
Universities - Colleges – 14.7%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032 (Prerefunded 3/01/2025)	$500,000	$507,831
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	2,000,000	1,766,976
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,500,000	1,019,977
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	259,983
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	730,949
Indiana County, PA, Industrial Development Authority Refunding Rev. (Foundation for Indiana University of Pennsylvania Project), BAM, 4%, 5/01/2054	2,750,000	2,310,692
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	95,000	61,785
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	460,850
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	932,491
Northampton County, PA, General Purpose University Authority Rev. (Lehigh University), “B”, VRDN, 4.02%, 12/01/2030	2,000,000	2,000,000
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	836,021
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	1,774,852
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 4%, 3/01/2037	750,000	697,996
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	754,535
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	919,873
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5%, 10/01/2038	1,200,000	1,216,352
Pennsylvania Public School Building Authority, College Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,009,480
Pennsylvania State University, Tax-Exempt, “A”, 5.25%, 9/01/2052	3,000,000	3,124,195
Philadelphia, PA, Authority for Industrial Development University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	1,000,000	1,015,190
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	25,000	25,022
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,015,008
		$22,440,058
Universities - Dormitories – 0.7%
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	$1,000,000	$1,007,090
Utilities - Municipal Owned – 0.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$95,000	$95,229
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	103,873
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	501,648
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	3,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	150,000	37,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	61,250
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,793
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	390,000	97,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	55,000	13,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	6,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	3,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	35,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	65,000	16,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	65,000	16,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	50,000
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	2,500
36

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	$30,000	$7,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	23,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	26,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	7,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	23,750
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	20,000
		$1,170,543
Utilities - Other – 3.2%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$475,000	$447,867
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	935,000	948,798
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	925,000	922,818
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	316,740
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	845,000	850,484
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	520,000	528,141
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	825,000	823,082
		$4,837,930
Water & Sewer Utility Revenue – 9.7%
Allegheny County, PA, Sanitation Authority Sewer Rev., 5%, 6/01/2053	$1,000,000	$1,010,204
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	508,932
Bucks County, PA, Water & Sewer Authority Sewer System Rev. “A”, AGM, 4.25%, 12/01/2047	2,000,000	1,837,707
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,013,425
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	478,367
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,022,383
Erie, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	844,053
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,351,370
Florida Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,007,149
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	189,982
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,025,560
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,020,670
Philadelphia, PA, Water & Wastewater Rev., “B”, AGM, 5.5%, 9/01/2053	1,000,000	1,059,040
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 5%, 9/01/2048	1,000,000	1,028,077
Pittsburgh, PA, Water & Sewer System Authority Subordinate Refunding Rev., “B”, AGM, 4%, 9/01/2034	1,500,000	1,442,244
		$14,839,163
Total Municipal Bonds (Identified Cost, $163,217,192)		$148,789,378
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$270,000	$243,119
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	472,747	155,409
Total Bonds (Identified Cost, $434,586)		$398,528
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $171,651)	$289,308	$150,079
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $2,422,879)	2,422,905	$2,423,389
Other Assets, Less Liabilities – 0.6%		984,264
Net Assets – 100.0%		$152,745,638
See Portfolio Footnotes and Notes to Financial Statements
37

Portfolio of Investments (unaudited) – continued
MFS South Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport Revenue – 3.3%
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	$750,000	$768,653
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	459,896
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,261,066
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,500,417
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	160,000	139,456
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	150,000	127,273
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2040	2,070,000	1,923,124
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	88,794
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	9,999
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	74,837
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	118,240
		$6,471,755
General Obligations - General Purpose – 4.5%
Berkeley County, SC, General Obligation, 5%, 3/01/2033	$2,000,000	$2,202,813
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	475,000	410,056
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	327,528
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	785,000	803,260
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	14,669	14,170
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	116,044	68,392
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	99,518	102,122
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	97,904	101,165
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	330,093	344,723
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	90,173	80,825
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	170,651	148,305
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	69,565	58,395
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	94,583	76,046
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	349,365	269,354
Horry County, SC, Limited Obligation (Hospitality Fee & Local Accommodations Fee Pledge), 4.5%, 9/01/2052	2,000,000	1,828,819
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	570,616
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	198,224
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	182,441
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	165,000	171,172
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	495,000	433,144
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	310,000	268,431
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2048	210,000	189,560
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2052	85,000	75,730
		$8,925,291
General Obligations - Schools – 7.9%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$271,503
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,134,035
Beaufort County, SC, School District General Obligation (Credit Enhancement Program), “B”, 5%, 2/29/2024	2,000,000	2,008,349
Beaufort County, SC, School District, General Obligation , “C”, SCSDE, 4%, 3/01/2035	3,000,000	3,007,558
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	770,000	598,149
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	1,925,000	1,310,221
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5%, 3/01/2047	2,000,000	2,063,418
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5.25%, 3/01/2052	3,000,000	3,131,024
Spartanburg County, SC, School District No. 7, General Obligation, “B”, SCSDE, 5%, 3/01/2048	2,000,000	2,041,427
		$15,565,684
Healthcare Revenue - Hospitals – 12.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$207,051
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	40,273
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 6/30/2045	30,000	21,385
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	1,846,465
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,290,000	1,097,142
38

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	$1,000,000	$962,288
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	956,246
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,007,574
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	1,405,000	1,210,796
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,580,000	1,309,609
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	249,065
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,001,619
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,503,310
South Carolina Jobs & Economic Development Authority, Hospital Rev. (AnMed Health), 4.25%, 1/31/2048	2,000,000	1,793,016
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	1,976,820
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	465,355
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,717,354
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,003,516
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	2,830,736
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	426,915
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2037	550,000	507,279
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2037	1,000,000	922,446
		$25,056,260
Healthcare Revenue - Long Term Care – 2.1%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,050,663
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	580,123
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	188,975
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	586,226
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	892,345
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	798,212
		$4,096,544
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$77,307
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	260,000	161,525
		$238,832
Industrial Revenue - Paper – 0.0%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$100,652
Miscellaneous Revenue - Other – 1.3%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$100,000	$100,381
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	575,000	531,210
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	795,000	765,759
Saxe Gotha-Lexington, SC, Public Facilities Corp. Rev. (Icehouse Development Project), 5.5%, 5/03/2024	1,145,000	1,155,183
		$2,552,533
Multi-Family Housing Revenue – 0.3%
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$667,348	$617,954
Port Revenue – 6.8%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,555,060
South Carolina Ports Authority Rev., 5%, 7/01/2028	300,000	303,282
South Carolina Ports Authority Rev., 5%, 7/01/2029	450,000	454,972
South Carolina Ports Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	504,353
39

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – continued
South Carolina Ports Authority Rev., 5%, 7/01/2036	$3,000,000	$3,045,993
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,564,608
South Carolina Ports Authority Rev., 5.25%, 7/01/2055 (Prerefunded 7/01/2025)	3,000,000	3,038,560
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	2,922,769
		$13,389,597
Sales & Excise Tax Revenue – 4.0%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$2,485,000	$847,701
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	14,955
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	19,870
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	190,000	153,765
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	45,084
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	158,000	139,682
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,610,000	3,265,546
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	299,000	267,803
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	145,993
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,412
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	61,972
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,904
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	67,267
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	10,886
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	513,610
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	445,321
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,158,000	1,329,672
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	510,000	389,512
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	270,000	206,213
		$7,931,168
Secondary Schools – 0.5%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$207,516
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,400,000	853,623
		$1,061,139
Single Family Housing - State – 8.5%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$380,000	$374,294
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	1,195,000	1,117,231
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	400,000	369,488
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.75%, 7/01/2043	285,000	260,185
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.8%, 1/01/2049	270,000	244,501
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3%, 1/01/2052	2,910,000	2,737,918
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4.95%, 7/01/2053	1,000,000	980,967
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5.75%, 1/01/2054	3,000,000	3,136,420
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.2%, 7/01/2042	1,995,000	1,841,918
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	2,415,000	2,306,770
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.9%, 6/30/2053	1,355,000	1,318,867
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 6%, 12/31/2053	2,000,000	2,114,225
		$16,802,784
State & Local Agencies – 7.8%
Dillon County, SC, School Facilities Corp., 5%, 12/01/2032	$1,625,000	$1,709,142
Dillon County, SC, School Facilities Corp., 5%, 12/01/2033	1,705,000	1,792,535
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,088,164
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	1,706,090
40

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2029	$740,000	$752,689
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2030	870,000	885,922
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,143,411
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,022,870
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,020,805
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,217,678
		$15,339,306
Student Loan Revenue – 0.6%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,180,000	$1,116,207
Tax - Other – 3.0%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$937,563
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	135,000	133,258
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	375,000	392,586
Greenville County, SC, Road Fee Rev., 4%, 4/01/2043	1,000,000	912,243
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	92,735
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	249,921
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,024,919
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,023,118
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	146,811
		$5,913,154
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$769,741
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	19,088
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	18,000	17,585
		$806,414
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$280,000	$236,510
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	740,000	637,443
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	765,000	693,896
		$1,567,849
Toll Roads – 0.7%
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	$800,000	$828,974
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	765,000	550,736
		$1,379,710
Transportation - Special Tax – 1.8%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$125,000	$128,232
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	120,000	126,434
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,239,680
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,033,816
		$3,528,162
Universities - Colleges – 4.4%
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	$3,000,000	$2,039,954
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,041
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	70,135
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	383,570
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	708,698
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,583,907
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	1,940,936
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,027
41

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of South Carolina, Higher Education Rev. (Campus Village Project), “A”, 5%, 5/01/2046	$1,900,000	$1,938,898
		$8,751,166
Utilities - Municipal Owned – 6.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$145,000	$145,349
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	168,175
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	205,000	51,250
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	330,000	82,500
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	25,000	24,655
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	525,000	131,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	80,000	20,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	190,000	47,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	100,000	25,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	90,000	22,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	15,000	3,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	67,500
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	15,000	3,750
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	120,000	30,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	35,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	45,000	11,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	145,000	36,250
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	115,000	28,750
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,005,771
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	650,000	556,313
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2035	500,000	472,323
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2036	500,000	465,490
South Carolina Public Service Authority Improvement Rev., “B”, 4%, 12/01/2038	1,750,000	1,586,170
South Carolina Public Service Authority Improvement Rev., “B”, 4%, 12/01/2039	1,500,000	1,347,899
South Carolina Public Service Authority Improvement Rev., Tax-Exempt, “B”, 5%, 12/01/2051	2,055,000	1,998,784
South Carolina Public Service Authority Improvement Rev., Tax-Exempt, “E”, AGM, 5.25%, 12/01/2038	2,000,000	2,106,494
South Carolina Public Service Authority Refunding Rev., “A”, 4%, 12/01/2040	3,000,000	2,666,160
		$13,169,833
Utilities - Other – 3.3%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$520,000	$485,690
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,230,000	1,248,151
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,195,000	1,192,181
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	136,050
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,090,000	1,097,074
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	695,725
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	570,000	571,605
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,065,000	1,062,524
		$6,489,000
Water & Sewer Utility Revenue – 15.8%
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	$755,000	$780,974
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	1,838,462
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2047	1,000,000	1,040,652
Columbia, SC, Waterworks & Sewer System Rev., 5.25%, 2/01/2052	500,000	526,063
Dorchester County, SC, Waterworks & Sewer Systems Rev., 4.25%, 10/01/2048	2,250,000	2,039,684
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	90,005
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	386,414
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	300,000	278,023
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	514,992
42

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	$500,000	$512,243
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., “A”, 4%, 6/01/2043	1,260,000	1,157,398
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	1,847,593
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	50,285
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	60,000	60,132
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	30,143
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	70,190
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,036,001
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,031,243
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 2/28/2042	605,000	629,224
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 2/28/2043	325,000	337,590
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 2/28/2045	1,350,000	1,387,032
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 4%, 2/29/2048	1,645,000	1,463,539
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,433,697
South Island Public Service District, SC, Waterworks & Sewer System Improvement Rev., 4.5%, 4/01/2052	5,000,000	4,479,210
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,021,437
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	2,000,000	2,034,698
York County, SC, Water and Sewer System Rev., 4%, 6/01/2040	1,100,000	1,025,933
York County, SC, Water and Sewer System Rev., 4%, 6/01/2042	1,100,000	1,016,734
		$31,119,591
Total Municipal Bonds (Identified Cost, $211,196,474)		$191,990,585
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$420,000	$378,185
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	756,395	248,654
Total Bonds (Identified Cost, $683,868)		$626,839
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $253,316)	$426,950	$221,480
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $1,496,972)	1,496,832	$1,497,131
Other Assets, Less Liabilities – 1.5%		2,879,935
Net Assets – 100.0%		$197,215,970
See Portfolio Footnotes and Notes to Financial Statements
43

Portfolio of Investments (unaudited) – continued
MFS Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport Revenue – 4.3%
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 9/30/2034	$3,000,000	$2,978,591
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,006,729
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,003,394
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2039	1,000,000	917,768
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2041	1,000,000	897,341
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.25%, 10/01/2048	3,600,000	3,676,888
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2027	980,000	987,748
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2028	1,000,000	1,008,973
New York Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	995,000	985,364
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,155,490
		$14,618,286
General Obligations - General Purpose – 9.3%
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2043	$1,375,000	$1,246,544
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2044	1,430,000	1,286,636
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2045	1,485,000	1,326,110
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2046	1,550,000	1,373,761
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2047	1,610,000	1,416,622
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	775,000	669,038
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,574,962
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,300,000	1,330,240
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	475,000	470,946
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	21,717	20,979
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	171,803	101,255
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	147,336	151,191
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	144,946	149,774
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	318,785	332,914
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	133,501	119,662
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	251,000	218,132
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	102,991	86,454
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	140,029	112,585
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	476,628	367,471
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	2,000,000	2,105,176
Fairfax County, VA, Public Improvement, “B”, 4%, 10/01/2025	3,900,000	3,917,591
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,008,602
Newport News, VA, General Obligation Improvement, “A”, 4%, 2/01/2038	1,425,000	1,350,294
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043 (Prerefunded 8/01/2028)	2,615,000	2,796,914
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2039	800,000	857,912
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2040	925,000	988,850
Petersburg, VA, General Obligation, 4.25%, 9/01/2048	1,160,000	1,077,185
Petersburg, VA, General Obligation, 4.25%, 9/01/2053	1,500,000	1,372,832
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	281,686
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	255,418
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	280,000	290,474
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	805,000	704,406
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	505,000	437,282
Suffolk, VA, General Obligation Capital Improvement, “A”, 2%, 2/01/2039	1,675,000	1,111,372
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2048	365,000	329,473
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2052	145,000	129,186
		$31,369,929
Healthcare Revenue - Hospitals – 13.3%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$2,891,958
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,077,630
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,534,970
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2043	625,000	531,111
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 6/30/2045 (Prerefunded 7/01/2029)	5,000	5,110
44

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 6/30/2045	$40,000	$28,514
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2044	2,000,000	1,812,976
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,002,612
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	3,439,585
Franklin County, VA, Industrial Development Authority Health Care Refunding Rev. (Inova Health System Project), 5%, 5/15/2029	1,475,000	1,565,214
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	752,205
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,002,227
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,835,000	1,560,663
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2038	2,200,000	2,010,731
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	1,320,000	1,193,496
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2040	550,000	493,112
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	2,871,927
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	2,638,480
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	1,638,049
Rockingham County, VA, Economic Development Authority, Health Care Facilities Rev. (Sentara RMH Medical Center), “A”, 3%, 11/01/2046	2,255,000	1,582,974
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 4%, 11/01/2039	3,750,000	3,443,305
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	2,605,911
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	2,883,042
Virginia Small Business Financing Authority, Hospital Rev. (Carilion Clinic Obligated Group), “A”, VRDN, 3.94%, 7/01/2042	1,250,000	1,250,000
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	612,636
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	406,912
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044 (Prerefunded 1/01/2024)	2,000,000	2,003,360
		$44,838,710
Healthcare Revenue - Long Term Care – 2.9%
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030 (Prerefunded 10/01/2025)	$1,000,000	$1,022,788
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036 (Prerefunded 10/01/2024)	1,000,000	1,028,110
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	748,246
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	395,077
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	385,058
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	424,650
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	585,038
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	886,970
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	858,471
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	932,315
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2033	1,750,000	1,766,679
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	904,162
		$9,937,564
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	$1,000,000	$888,574
Industrial Revenue - Other – 1.5%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$300,000	$231,922
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 3.5%, 11/01/2052 (Put Date 11/01/2023)	5,000,000	4,995,771
		$5,227,693
45

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$100,614
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	130,848
		$231,462
Miscellaneous Revenue - Other – 0.9%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$2,011,259
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	130,000	130,496
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	845,000	780,648
		$2,922,403
Multi-Family Housing Revenue – 10.1%
Arlington County, VA, Industrial Development Authority Multi-Family Housing Rev. (Park Shirlington Apartments), “A”, 5%, 1/01/2026	$4,000,000	$4,050,886
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	988,085	914,952
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Mountain View II & III Apartments Project), 5%, 2/01/2042 (Put Date 9/01/2025)	525,000	528,834
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), 5%, 2/01/2042 (Put Date 6/01/2025)	830,000	833,928
Northampton County, VA Economic Development Authority, Multifamily Housing Rev. (Myrtle Landing Apartments), 4.5%, 4/01/2026 (Put Date 4/01/2025)	3,720,000	3,699,767
Virginia Housing Development Authority, Rental Housing, “A”, 3.8%, 9/01/2044	2,000,000	1,623,223
Virginia Housing Development Authority, Rental Housing, “B”, 4.4%, 3/01/2043	710,000	655,380
Virginia Housing Development Authority, Rental Housing, “B”, 4.45%, 3/01/2045	1,535,000	1,386,975
Virginia Housing Development Authority, Rental Housing, “B”, 4.55%, 3/01/2048	2,580,000	2,324,042
Virginia Housing Development Authority, Rental Housing, “D”, 1.8%, 5/01/2033	500,000	381,253
Virginia Housing Development Authority, Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	2,596,870
Virginia Housing Development Authority, Rental Housing, “D”, 4.75%, 8/01/2053	4,000,000	3,680,263
Virginia Housing Development Authority, Rental Housing, “D”, 4%, 10/01/2053	2,875,000	2,358,875
Virginia Housing Development Authority, Rental Housing, “E”, 3.15%, 12/01/2049	1,635,000	1,096,632
Virginia Housing Development Authority, Rental Housing, “E”, 4.25%, 6/01/2052	3,000,000	2,513,778
Virginia Housing Development Authority, Rental Housing, “F”, 1.6%, 7/01/2033	770,000	572,815
Virginia Housing Development Authority, Rental Housing, “G”, 5.05%, 11/01/2047	1,000,000	976,338
Virginia Housing Development Authority, Rental Housing, “G”, 5.15%, 11/01/2052	2,680,000	2,637,105
Virginia Housing Development Authority, Rental Housing, “G”, 5.375%, 11/01/2064	1,250,000	1,249,589
		$34,081,505
Parking – 0.9%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$1,292,346
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,030,839
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	769,232
		$3,092,417
Port Revenue – 1.2%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$389,787
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2041	750,000	740,579
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,036,169
		$4,166,535
Sales & Excise Tax Revenue – 4.0%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$20,000	$19,941
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	25,000	24,837
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	245,000	198,275
Hampton Roads, VA, Transportation Accountability Commission, “A”, 4%, 7/01/2057	4,000,000	3,497,544
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	77,000	70,846
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	249,000	220,131
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,818,000	4,358,283
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	476,000	426,336
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	251,000	224,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	5,118
46

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	$122,000	$106,487
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,840
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	135,000	114,951
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	26,000	20,216
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,212,000	858,614
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,160,000	743,270
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	7,149,000	1,842,928
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(n)	795,000	607,181
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(n)	345,000	263,494
		$13,608,104
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$325,000	$261,841
State & Local Agencies – 11.4%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2039	$1,000,000	$920,707
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	914,459
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2024)	500,000	505,665
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034 (Prerefunded 10/01/2024)	1,000,000	1,011,330
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	1,765,000	1,791,505
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), AGM, 5%, 10/01/2038	1,500,000	1,526,190
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	818,109
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	458,973
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	2,530,618
Loudoun County, VA, Economic Development Authority Refunding Rev. (Louduon County Public Facilities Project), “A”, 5%, 12/01/2024	1,860,000	1,885,549
Loudoun County, VA, Economic Development Authority Rev. (Louduon County Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	1,609,363
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,286,963
Virginia College Building Authority, Educational Facilities Refunding Rev. (21st Century College and Equipment Programs), “E”, 5%, 2/01/2025	540,000	548,968
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 5%, 2/01/2038	4,000,000	4,246,138
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “D”, 5%, 2/01/2025	1,435,000	1,458,830
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing Program), “A”, 4%, 9/01/2039	5,810,000	5,487,518
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039 (Prerefunded 8/01/2029)	30,000	30,748
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	4,470,000	4,200,902
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5%, 7/15/2045	5,000,000	5,115,131
		$38,347,666
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$15,000	$13,847
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	385,000	279,958
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,590,000	1,504,041
		$1,797,846
Tax - Other – 0.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$230,000	$227,032
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	635,000	664,779
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	1,965,000	1,322,501
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	220,000	195,749
		$2,410,061
Tax Assessment – 0.4%
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	$1,000,000	$875,605
47

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	$500,000	$500,919
		$1,376,524
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$970,000	$835,567
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,155,000	1,047,648
		$1,883,215
Toll Roads – 5.8%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,013,097
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	4,180,000	3,598,691
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	2,607,896
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	2,440,895
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	3,000,000	3,108,653
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (Elizabeth River Crossings Opco LLC Project), 4%, 1/01/2040	2,000,000	1,782,822
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	3,000,000	2,159,750
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2052	1,000,000	947,053
		$19,658,857
Transportation - Special Tax – 4.3%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	$3,000,000	$2,738,649
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	2,732,135
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	190,000	194,912
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	200,000	210,724
Virginia Port Authority Rev., 5%, 7/01/2030 (Prerefunded 7/01/2025)	1,000,000	1,011,217
Virginia Port Authority Rev., 5%, 7/01/2031 (Prerefunded 7/01/2025)	500,000	505,609
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,592,691
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,586,423
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	3,909,819
		$14,482,179
Universities - Colleges – 8.7%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$750,000	$730,391
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	703,923
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,160,543
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,022,531
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2037	1,000,000	967,076
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2038	1,750,000	1,646,312
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	390,000	378,152
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	585,190
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,008,070
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	250,000	215,297
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2039	225,000	191,176
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	209,621
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	900,000	819,413
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,548,678
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035 (n)	1,000,000	951,259
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	1,000,000	976,802
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,382,882
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,155,000
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	331,416
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	985,636
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,061,191
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040 (Prerefunded 1/01/2025)	1,000,000	1,014,893
48

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Virginia Commonwealth University, General Rev., “A”, 5%, 11/01/2033	$4,000,000	$4,316,832
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,517,351
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.125%, 7/01/2048	1,000,000	875,943
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	755,000	653,045
		$29,408,623
Universities - Dormitories – 0.6%
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4%, 7/01/2048	$2,245,000	$1,930,513
Utilities - Electric Power – 0.3%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$1,455,000	$1,073,519
Utilities - Investor Owned – 1.1%
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	$4,000,000	$3,872,609
Utilities - Municipal Owned – 2.1%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$30,000	$7,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	320,000	80,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	133,750
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2024	25,000	25,003
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2030	340,000	335,949
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,517
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	835,000	208,750
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	130,000	32,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	60,000	15,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	7,500
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	305,000	76,250
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	315,000	311,735
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	45,000	43,112
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	145,000	36,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	140,000	35,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	6,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	107,500
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	179,573
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	25,000	6,250
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	60,000	15,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	205,000	51,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	56,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	70,000	17,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	215,000	53,750
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	175,000	43,750
Richmond, VA, Public Utility Refunding Rev., “C”, 4%, 1/15/2045	1,000,000	911,904
Richmond, VA, Public Utility Refunding Rev., “C”, 4.25%, 1/15/2053	2,500,000	2,303,344
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,035,292
		$7,170,429
Utilities - Other – 2.1%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$1,045,000	$985,306
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,020,000	2,049,809
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,850,000	1,862,006
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,115,000	1,132,457
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,143,209
		$7,172,787
Water & Sewer Utility Revenue – 9.9%
Fairfax County, VA, Sewer Rev., “A”, 4%, 7/15/2039	$3,000,000	$2,829,091
49

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	$3,000,000	$3,086,804
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	294,850
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	369,383
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,004,524
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	430,000	398,499
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 8/01/2034 (Prerefunded 8/01/2026)	3,000,000	3,106,756
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035 (Prerefunded 10/01/2027)	660,000	696,089
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,181,424
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,288,288
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	80,000	80,456
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	100,000	100,220
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	50,238
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	110,298
Spotsylvania County, VA, Water and Sewer System Rev., 4.5%, 12/01/2046	3,865,000	3,701,457
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	1,530,661
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025	5,000	5,004
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027	45,000	45,031
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028	40,000	40,028
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2032	1,000,000	1,022,613
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2033	1,500,000	1,533,429
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2036	3,450,000	3,428,393
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	45,000	45,033
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2039	1,610,000	1,704,491
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2041	1,030,000	1,082,194
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2042	1,330,000	1,390,575
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 5.25%, 11/01/2047	2,350,000	2,513,783
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 4.75%, 11/01/2052	750,000	742,068
		$33,381,680
Total Municipal Bonds (Identified Cost, $363,589,759)		$329,211,531
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$557,000	$501,546
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,134,593	372,981
Total Bonds (Identified Cost, $955,625)		$874,527
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $375,033)	$632,096	$327,900
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $3,370,959)	3,370,900	$3,371,574
Other Assets, Less Liabilities – 1.2%		4,109,539
Net Assets – 100.0%		$337,895,071
See Portfolio Footnotes and Notes to Financial Statements
50

Portfolio of Investments (unaudited) – continued
MFS West Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport Revenue – 0.3%
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	$60,000	$59,196
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	69,996
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	54,881
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	83,753
		$267,826
General Obligations - General Purpose – 9.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$260,000	$224,452
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	360,000	368,374
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	6,627	6,402
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	52,422	30,896
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	44,957	46,133
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	44,227	45,700
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	42,958	44,862
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	40,735	36,512
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	74,630	64,857
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	31,426	26,380
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	42,727	34,353
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	143,435	110,586
State of California, Various Purpose General Obligation, 4%, 3/01/2036	405,000	402,326
State of Illinois, General Obligation, 5.5%, 5/01/2039	165,000	172,142
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	230,000	201,259
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	145,000	125,556
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2043	400,000	413,563
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2043	1,000,000	1,026,809
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2044	3,000,000	3,074,130
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2044	705,000	727,155
State of West Virginia, General Obligation Road Bonds, “B”, 4%, 12/01/2042	1,000,000	902,166
		$8,084,613
General Obligations - Schools – 4.1%
Berkeley County, WV, Public School Board of Education, 3%, 6/01/2026	$1,000,000	$966,796
Berkeley County, WV, Public School Board of Education, 4%, 6/01/2037	1,000,000	951,969
Cabell County, WV, Public School Board of Education, AGM, 3%, 6/01/2029	1,000,000	951,260
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	820,000	558,120
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	310,000	283,077
		$3,711,222
Healthcare Revenue - Hospitals – 16.4%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$155,000	$125,854
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 6/30/2045 (Prerefunded 7/01/2029)	5,000	5,110
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 6/30/2045	10,000	7,128
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	780,000	661,070
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	490,000	410,070
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), 4%, 12/31/2037	230,000	192,143
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,245,000	910,043
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 8/31/2028	1,000,000	1,003,855
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 8/31/2039	1,500,000	1,421,208
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044 (Prerefunded 1/01/2024)	1,000,000	1,001,680
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	973,678
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5%, 6/01/2027	200,000	205,034
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,397,331
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	996,299
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 5/31/2051	860,000	697,477
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4.375%, 5/31/2053	1,000,000	904,782
51

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	$2,220,000	$1,868,392
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “C”, VRDN, TD BANK NA, 3.15%, 5/31/2034	2,000,000	2,000,000
		$14,781,154
Industrial Revenue - Other – 0.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$456,689
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	115,000	71,444
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	200,000	134,232
		$662,365
Miscellaneous Revenue - Other – 4.9%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$40,000	$40,152
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	580,000	535,830
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,035,059
West Virginia School Building Authority, “A”, 3%, 7/01/2033	2,000,000	1,780,568
West Virginia School Building Authority, Excess Lottery Refunding Rev., “B”, 5%, 7/01/2038	265,000	282,638
West Virginia School Building Authority, Excess Lottery Refunding Rev., “B”, 5%, 7/01/2039	735,000	782,306
		$4,456,553
Multi-Family Housing Revenue – 0.3%
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$284,054	$263,030
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$170,000	$112,312
Sales & Excise Tax Revenue – 4.1%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$5,000	$4,985
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	9,935
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	75,000	60,696
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	945,000	798,052
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	25,000	23,002
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	83,000	73,377
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,537,000	1,390,345
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	158,000	141,515
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	83,000	74,340
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	853
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	34,041
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	968
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	45,000	38,317
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,443
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	412,000	291,872
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	396,000	253,737
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,503,000	387,455
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	91,650
		$3,680,583
Single Family Housing - State – 9.0%
West Virginia Housing Development Fund, “A”, 3.875%, 11/01/2044	$1,175,000	$1,097,630
West Virginia Housing Development Fund, “A”, 4.75%, 11/01/2048	1,000,000	958,361
West Virginia Housing Development Fund, “B”, 1.8%, 5/01/2026	485,000	452,905
West Virginia Housing Development Fund, “B”, 4.2%, 11/01/2047	1,000,000	869,288
West Virginia Housing Development Fund, “B”, 4.25%, 11/01/2052	1,000,000	855,970
West Virginia Housing Development Fund, “B”, 4.7%, 11/01/2053	1,000,000	946,635
West Virginia Housing Development Fund, “C”, 4.45%, 11/01/2037	1,000,000	982,123
West Virginia Housing Development Fund, “C”, 4.625%, 11/01/2042	1,000,000	964,218
52

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
West Virginia Housing Development Fund, “C”, 4.8%, 11/01/2047	$1,000,000	$973,027
		$8,100,157
State & Local Agencies – 9.4%
Berkeley County, WV, Building Commission Lease Rev. (Berkeley County Day Report Center and Public Safety Building Projects), 4%, 12/01/2042	$1,740,000	$1,539,431
Berkeley County, WV, Building Commission Lease Rev. (LED Lighting Project), “B”, 5%, 6/01/2024	545,000	548,019
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	1,640,000	579,669
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2042	500,000	464,860
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2047	500,000	451,218
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.375%, 5/01/2052	560,000	499,690
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,001,729
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2025	215,000	215,183
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2030	1,355,000	1,356,431
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	795,600
		$8,451,830
Student Loan Revenue – 0.5%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$485,000	$458,780
Tax - Other – 4.0%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$535,000	$533,613
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	60,000	59,226
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	175,000	183,207
Monongalia County, WV, Senior Tax Increment Improvement Refunding Rev. (Development District No. 4 - University Town Centre), “A”, 6%, 5/31/2053 (n)	1,000,000	1,023,227
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	790,000	706,948
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	999,966
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	88,977
		$3,595,164
Tax Assessment – 1.4%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$414,343
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	881,835
		$1,296,178
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$125,000	$105,585
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	500,000	430,705
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	335,000	303,863
		$840,153
Toll Roads – 2.6%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$155,000	$155,294
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	120,192
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	325,000	233,973
West Virginia Parkways Authority, Senior Lien Turnpike Toll Rev., 4%, 6/01/2042	1,000,000	909,632
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	879,816
		$2,298,907
Transportation - Special Tax – 2.2%
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	$1,000,000	$869,110
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,225,000	1,079,145
		$1,948,255
Universities - Colleges – 9.1%
Fairmont, WV, State University Board of Governors Refunding Rev., “A”, 5%, 6/01/2032	$1,050,000	$1,119,028
53

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Marshall University, WV, Board of Governors Rev., “A”, AGM, 3%, 5/01/2046	$1,000,000	$687,709
Marshall University, WV, Board of Governors Rev., “A”, AGM, 4%, 5/01/2050	1,500,000	1,221,864
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	100,000	100,070
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2044	1,000,000	1,024,895
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	2,000,000	2,025,988
West Virginia University, University Systems Rev., “A”, NPFG, 5.25%, 4/01/2028	2,035,000	2,078,319
		$8,257,873
Universities - Dormitories – 1.1%
West Virginia Economic Development Authority, University Facilities Refunding Rev. (Provident Group - Marshall Properties LLC - Marshall University Project), “A-1”, AGM, 5%, 6/30/2042	$1,000,000	$1,022,890
Utilities - Investor Owned – 2.8%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	$1,000,000	$919,368
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	750,000	678,221
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	1,000,000	923,334
		$2,520,923
Utilities - Municipal Owned – 1.0%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$435,000	$438,295
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	110,000	27,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	180,000	45,000
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2030	135,000	133,392
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,862
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	285,000	71,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	45,000	11,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	100,000	25,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	50,000	12,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	145,000	36,250
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	70,000	17,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	75,000	18,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	65,000	16,250
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	12,500
		$910,299
Utilities - Other – 3.0%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$280,000	$264,006
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	565,000	573,338
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	560,000	558,679
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	510,000	513,310
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	310,000	314,853
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	490,000	488,861
		$2,713,047
Water & Sewer Utility Revenue – 10.6%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$1,721,401
Greenbrier County, WV, Public Service District No. 1, Sewerage System Improvement Rev., “A”, BAM, 4.625%, 10/01/2052	1,000,000	926,081
54

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$40,000	$40,002
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	169,645
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	20,035
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	20,012
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	135,000	125,110
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	35,000	35,200
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	40,000	40,088
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	20,095
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	50,000	50,136
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	75,232
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,016,878
Morgantown, WV, Combined Utility System Rev., “B”, 5%, 12/01/2043	2,000,000	2,025,897
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,511,425
West Virginia Water Development Authority Rev. (Loan Program IV), “A-IV”, 5%, 11/01/2038	500,000	516,945
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	1,500,000	1,263,068
		$9,577,250
Total Municipal Bonds (Identified Cost, $96,758,791)		$88,011,364
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$167,000	$150,373
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	378,198	124,327
Total Bonds (Identified Cost, $300,549)		$274,700
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $114,434)	$192,873	$100,053
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $752,555)	752,485	$752,636
Other Assets, Less Liabilities – 1.3%		1,160,199
Net Assets – 100.0%		$90,298,952
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$1,287,098	$76,277,372
New York Fund	1,394,099	153,403,112
North Carolina Fund	4,492,814	425,822,346
Pennsylvania Fund	2,423,389	149,337,985
South Carolina Fund	1,497,131	192,838,904
Virginia Fund	3,371,574	330,413,958
West Virginia Fund	752,636	88,386,117
55

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Mississippi Fund	$1,013,699	1.3%
New York Fund	8,620,033	5.5%
North Carolina Fund	5,517,910	1.3%
Pennsylvania Fund	4,069,648	2.7%
South Carolina Fund	4,715,831	2.4%
Virginia Fund	7,212,772	2.1%
West Virginia Fund	2,929,135	3.2%
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
56

Financial Statements
Statements of Assets and Liabilities
At 9/30/23 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $83,530,118, $170,153,224, $466,394,298, and $163,823,429, respectively)	$76,277,372	$153,403,112	$425,822,346	$149,337,985
Investments in affiliated issuers, at value (identified cost, $1,287,233, $1,393,922, $4,492,433, and $2,422,879, respectively)	1,287,098	1,394,099	4,492,814	2,423,389
Receivables for
Investments sold	—	—	1,629,750	100,000
Fund shares sold	1,002,526	57,720	3,020,153	204,256
Interest	1,014,481	2,282,001	6,364,014	2,119,070
Receivable from investment adviser	—	10,180	—	6,125
Other assets	10,885	8,800	8,856	7,321
Total assets	$79,592,362	$157,155,912	$441,337,933	$154,198,146
Liabilities
Payable to custodian	$—	$—	$—	$1,089
Payables for
Distributions	8,952	71,097	56,805	45,511
Investments purchased	—	—	—	1,000,000
Fund shares reacquired	191,344	167,017	1,485,816	309,683
When-issued investments purchased	—	—	5,704,296	—
Payable to affiliates
Investment adviser	2,853	—	14,280	—
Administrative services fee	178	269	594	264
Shareholder servicing costs	15,507	41,575	85,905	31,094
Distribution and service fees	571	2,828	7,410	875
Payable for independent Trustees' compensation	—	24	2,225	—
Payable for audit and tax fees	33,107	33,111	33,115	33,108
Accrued expenses and other liabilities	26,015	34,649	61,074	30,884
Total liabilities	$278,527	$350,570	$7,451,520	$1,452,508
Net assets	$79,313,835	$156,805,342	$433,886,413	$152,745,638
Net assets consist of
Paid-in capital	$91,700,851	$186,909,322	$499,208,555	$174,704,237
Total distributable earnings (loss)	(12,387,016)	(30,103,980)	(65,322,142)	(21,958,599)
Net assets	$79,313,835	$156,805,342	$433,886,413	$152,745,638
57

Statements of Assets and Liabilities (unaudited) – continued
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$69,061,488	$114,520,429	$288,508,346	$103,854,243
Class B	50,714	427,319	144,579	332,056
Class C	—	5,359,379	18,034,989	—
Class I	7,089,108	32,134,428	95,199,379	28,829,091
Class R6	3,112,525	4,363,787	31,999,120	19,730,248
Total net assets	$79,313,835	$156,805,342	$433,886,413	$152,745,638
Shares of beneficial interest outstanding
Class A	8,247,920	12,226,307	28,349,516	11,568,039
Class B	6,050	45,740	14,224	36,888
Class C	—	572,856	1,773,144	—
Class I	848,011	3,880,149	11,222,040	3,370,019
Class R6	372,321	526,171	3,771,823	2,306,262
Total shares of beneficial interest outstanding	9,474,302	17,251,223	45,130,747	17,281,208
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$8.37	$9.37	$10.18	$8.98
Offering price per share (100 / 95.75 x net asset value per share)	$8.74	$9.79	$10.63	$9.38
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$8.38	$9.34	$10.16	$9.00
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$9.36	$10.17	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.36	$8.28	$8.48	$8.55
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.36	$8.29	$8.48	$8.56
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
58

Statements of Assets and Liabilities (unaudited) – continued
At 9/30/23	South Carolina Fund	Virginia Fund	West Virginia Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $212,133,658, $364,920,417, and $97,173,774, respectively)	$192,838,904	$330,413,958	$88,386,117
Investments in affiliated issuers, at value (identified cost, $1,496,972, $3,370,959, and $752,555, respectively)	1,497,131	3,371,574	752,636
Receivables for
Investments sold	—	—	10,000
Fund shares sold	544,653	3,019,538	1,835
Interest	2,679,679	4,751,112	1,322,405
Receivable from investment adviser	—	3,588	7,228
Other assets	9,984	8,814	9,831
Total assets	$197,570,351	$341,568,584	$90,490,052
Liabilities
Payables for
Distributions	$16,825	$63,652	$10,660
Fund shares reacquired	228,112	3,436,153	98,976
Payable to affiliates
Investment adviser	302	—	—
Administrative services fee	316	483	191
Shareholder servicing costs	35,217	82,247	22,460
Distribution and service fees	2,876	5,228	1,484
Payable for independent Trustees' compensation	2,250	2,241	2,249
Payable for audit and tax fees	33,110	33,113	33,107
Accrued expenses and other liabilities	35,373	50,396	21,973
Total liabilities	$354,381	$3,673,513	$191,100
Net assets	$197,215,970	$337,895,071	$90,298,952
Net assets consist of
Paid-in capital	$233,677,032	$391,263,892	$105,448,075
Total distributable earnings (loss)	(36,461,062)	(53,368,821)	(15,149,123)
Net assets	$197,215,970	$337,895,071	$90,298,952
59

Statements of Assets and Liabilities (unaudited) – continued
	South Carolina Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$139,767,430	$225,387,871	$72,013,872
Class B	66,924	209,667	57,452
Class C	—	6,886,883	—
Class I	42,056,872	83,723,771	14,760,306
Class R6	15,324,744	21,686,879	3,467,322
Total net assets	$197,215,970	$337,895,071	$90,298,952
Shares of beneficial interest outstanding
Class A	13,438,473	23,375,285	7,546,630
Class B	6,439	21,762	6,022
Class C	—	714,427	—
Class I	4,991,170	9,990,326	1,757,379
Class R6	1,818,404	2,585,753	412,878
Total shares of beneficial interest outstanding	20,254,486	36,687,553	9,722,909
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$10.40	$9.64	$9.54
Offering price per share (100 / 95.75 x net asset value per share)	$10.86	$10.07	$9.96
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.39	$9.63	$9.54
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$9.64	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.43	$8.38	$8.40
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.43	$8.39	$8.40
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
60

Financial Statements
Statements of Operations
Six months ended 9/30/23 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income (loss)
Interest	$1,429,255	$3,819,928	$8,031,438	$2,994,790
Dividends from affiliated issuers	33,969	92,080	168,467	72,703
Other	47	88	154	75
Total investment income	$1,463,271	$3,912,096	$8,200,059	$3,067,568
Expenses
Management fee	$184,728	$429,772	$1,020,409	$365,658
Distribution and service fees	89,755	187,615	478,074	140,456
Shareholder servicing costs	27,320	79,336	162,661	61,388
Administrative services fee	11,054	18,870	37,711	16,826
Independent Trustees' compensation	1,771	2,757	4,829	2,414
Custodian fee	9,895	17,899	30,526	16,505
Shareholder communications	3,682	5,476	8,937	5,895
Audit and tax fees	32,886	32,888	32,892	32,886
Legal fees	2,717	7,118	5,188	5,969
Registration fees	30,005	36,351	38,371	31,028
Miscellaneous	13,379	14,807	16,809	14,139
Total expenses	$407,192	$832,889	$1,836,407	$693,164
Fees paid indirectly	(22)	(162)	(169)	(96)
Reduction of expenses by investment adviser and distributor	(58,922)	(101,387)	(32,670)	(163,584)
Net expenses	$348,248	$731,340	$1,803,568	$529,484
Net investment income (loss)	$1,115,023	$3,180,756	$6,396,491	$2,538,084
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(239,847)	$(1,322,798)	$(1,486,395)	$(839,158)
Affiliated issuers	(526)	(1,859)	(840)	(821)
Net realized gain (loss)	$(240,373)	$(1,324,657)	$(1,487,235)	$(839,979)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,847,900)	$(9,227,004)	$(25,307,798)	$(8,871,658)
Affiliated issuers	(313)	(558)	(1,103)	(125)
Net unrealized gain (loss)	$(4,848,213)	$(9,227,562)	$(25,308,901)	$(8,871,783)
Net realized and unrealized gain (loss)	$(5,088,586)	$(10,552,219)	$(26,796,136)	$(9,711,762)
Change in net assets from operations	$(3,973,563)	$(7,371,463)	$(20,399,645)	$(7,173,678)
See Notes to Financial Statements
61

Statements of Operations (unaudited) – continued
Six months ended 9/30/23	South Carolina Fund	Virginia Fund	West Virginia Fund
Net investment income (loss)
Interest	$3,748,245	$6,220,464	$1,794,156
Dividends from affiliated issuers	62,766	156,824	23,904
Other	86	126	50
Total investment income	$3,811,097	$6,377,414	$1,818,110
Expenses
Management fee	$472,477	$807,258	$216,588
Distribution and service fees	188,380	343,500	96,658
Shareholder servicing costs	66,907	146,787	41,011
Administrative services fee	20,233	30,912	12,070
Independent Trustees' compensation	2,932	4,109	2,035
Custodian fee	17,422	24,185	9,596
Shareholder communications	5,500	7,223	3,917
Audit and tax fees	32,887	32,890	32,886
Legal fees	5,331	4,390	1,625
Registration fees	30,172	37,916	31,117
Miscellaneous	14,520	15,951	13,486
Total expenses	$856,761	$1,455,121	$460,989
Fees paid indirectly	(140)	(93)	(92)
Reduction of expenses by investment adviser and distributor	(53,282)	(115,928)	(66,993)
Net expenses	$803,339	$1,339,100	$393,904
Net investment income (loss)	$3,007,758	$5,038,314	$1,424,206
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,987,816)	$(3,820,888)	$(328,255)
Affiliated issuers	(383)	1,248	(172)
Net realized gain (loss)	$(1,988,199)	$(3,819,640)	$(328,427)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(10,999,616)	$(18,822,309)	$(5,445,014)
Affiliated issuers	(51)	(277)	(61)
Net unrealized gain (loss)	$(10,999,667)	$(18,822,586)	$(5,445,075)
Net realized and unrealized gain (loss)	$(12,987,866)	$(22,642,226)	$(5,773,502)
Change in net assets from operations	$(9,980,108)	$(17,603,912)	$(4,349,296)
See Notes to Financial Statements
62

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 9/30/23 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$1,115,023	$3,180,756	$6,396,491	$2,538,084
Net realized gain (loss)	(240,373)	(1,324,657)	(1,487,235)	(839,979)
Net unrealized gain (loss)	(4,848,213)	(9,227,562)	(25,308,901)	(8,871,783)
Change in net assets from operations	$(3,973,563)	$(7,371,463)	$(20,399,645)	$(7,173,678)
Total distributions to shareholders	$(1,147,254)	$(3,354,767)	$(6,670,942)	$(2,640,874)
Change in net assets from fund share transactions	$520,043	$(50,252,308)	$8,647,188	$(3,554,539)
Total change in net assets	$(4,600,774)	$(60,978,538)	$(18,423,399)	$(13,369,091)
Net assets
At beginning of period	83,914,609	217,783,880	452,309,812	166,114,729
At end of period	$79,313,835	$156,805,342	$433,886,413	$152,745,638
Six months ended 9/30/23 (unaudited)	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$3,007,758	$5,038,314	$1,424,206
Net realized gain (loss)	(1,988,199)	(3,819,640)	(328,427)
Net unrealized gain (loss)	(10,999,667)	(18,822,586)	(5,445,075)
Change in net assets from operations	$(9,980,108)	$(17,603,912)	$(4,349,296)
Total distributions to shareholders	$(3,043,698)	$(5,251,515)	$(1,456,184)
Change in net assets from fund share transactions	$(3,086,032)	$(1,258,923)	$(3,388,528)
Total change in net assets	$(16,109,838)	$(24,114,350)	$(9,194,008)
Net assets
At beginning of period	213,325,808	362,009,421	99,492,960
At end of period	$197,215,970	$337,895,071	$90,298,952
See Notes to Financial Statements
63

Statements of Changes in Net Assets – continued
Year ended 3/31/23	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,129,191	$6,817,763	$11,114,359	$4,562,568
Net realized gain (loss)	(1,887,065)	(8,287,593)	(10,728,203)	(4,208,152)
Net unrealized gain (loss)	(2,459,904)	(6,865,116)	(10,633,552)	(5,102,945)
Change in net assets from operations	$(2,217,778)	$(8,334,946)	$(10,247,396)	$(4,748,529)
Total distributions to shareholders	$(2,234,760)	$(7,026,543)	$(11,616,464)	$(4,736,498)
Change in net assets from fund share transactions	$(9,802,626)	$(26,384,440)	$(67,570,276)	$(15,531,967)
Total change in net assets	$(14,255,164)	$(41,745,929)	$(89,434,136)	$(25,016,994)
Net assets
At beginning of period	98,169,773	259,529,809	541,743,948	191,131,723
At end of period	$83,914,609	$217,783,880	$452,309,812	$166,114,729
Year ended 3/31/23	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$5,442,532	$9,257,508	$2,596,176
Net realized gain (loss)	(9,606,016)	(7,317,996)	(2,294,870)
Net unrealized gain (loss)	(2,950,265)	(9,131,583)	(2,835,655)
Change in net assets from operations	$(7,113,749)	$(7,192,071)	$(2,534,349)
Total distributions to shareholders	$(5,622,830)	$(9,469,451)	$(2,712,235)
Change in net assets from fund share transactions	$(53,709,621)	$4,859,970	$(7,381,557)
Total change in net assets	$(66,446,200)	$(11,801,552)	$(12,628,141)
Net assets
At beginning of period	279,772,008	373,810,973	112,121,101
At end of period	$213,325,808	$362,009,421	$99,492,960
See Notes to Financial Statements
64

Financial Statements
Financial Highlights
MFS MISSISSIPPI MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.92	$9.33	$9.90	$9.63	$9.64	$9.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.19	$0.23	$0.28	$0.34
Net realized and unrealized gain (loss)	(0.55)	(0.39)	(0.57)	0.27	(0.01)	0.08
Total from investment operations	$(0.43)	$(0.18)	$(0.38)	$0.50	$0.27	$0.42
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.19)	$(0.23)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$8.37	$8.92	$9.33	$9.90	$9.63	$9.64
Total return (%) (r)(s)(t)(x)	(4.84)(n)	(1.93)	(3.95)	5.20	2.80	4.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.01	0.97	0.97	0.98	1.00
Expenses after expense reductions (f)	0.86(a)	0.85	0.80	0.81	0.82	0.83
Net investment income (loss)	2.70(a)	2.41	1.90	2.33	2.88	3.53
Portfolio turnover	9(n)	19	13	20	30	16
Net assets at end of period (000 omitted)	$69,061	$73,256	$81,093	$92,395	$86,335	$79,190
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.92	$9.35	$9.92	$9.64	$9.65	$9.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.15	$0.12	$0.18	$0.22	$0.27
Net realized and unrealized gain (loss)	(0.54)	(0.41)	(0.57)	0.26	(0.01)	0.09
Total from investment operations	$(0.45)	$(0.26)	$(0.45)	$0.44	$0.21	$0.36
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.17)	$(0.12)	$(0.16)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$8.38	$8.92	$9.35	$9.92	$9.64	$9.65
Total return (%) (r)(s)(t)(x)	(5.04)(n)	(2.78)	(4.56)	4.63	2.14	3.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78(a)	1.76	1.72	1.72	1.73	1.75
Expenses after expense reductions (f)	1.52(a)	1.50	1.45	1.46	1.47	1.49
Net investment income (loss)	2.06(a)	1.71	1.26	1.79	2.24	2.87
Portfolio turnover	9(n)	19	13	20	30	16
Net assets at end of period (000 omitted)	$51	$8	$90	$115	$626	$659
See Notes to Financial Statements
65

Financial Highlights − continued
MFS MISSISSIPPI MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.90	$9.31	$9.89	$9.61	$9.63	$9.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.20	$0.24	$0.29	$0.34
Net realized and unrealized gain (loss)	(0.53)	(0.40)	(0.58)	0.28	(0.02)	0.09
Total from investment operations	$(0.41)	$(0.18)	$(0.38)	$0.52	$0.27	$0.43
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.23)	$(0.20)	$(0.24)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$8.36	$8.90	$9.31	$9.89	$9.61	$9.63
Total return (%) (r)(s)(t)(x)	(4.70)(n)	(1.85)	(3.96)	5.41	2.79	4.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.76	0.72	0.72	0.72	0.75
Expenses after expense reductions (f)	0.76(a)	0.75	0.70	0.70	0.71	0.74
Net investment income (loss)	2.80(a)	2.50	2.00	2.42	2.96	3.63
Portfolio turnover	9(n)	19	13	20	30	16
Net assets at end of period (000 omitted)	$7,089	$7,777	$13,661	$13,878	$11,374	$8,672
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.90	$9.31	$9.89	$9.61	$9.63	$9.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.20	$0.24	$0.29	$0.35
Net realized and unrealized gain (loss)	(0.54)	(0.40)	(0.58)	0.28	(0.01)	0.09
Total from investment operations	$(0.41)	$(0.17)	$(0.38)	$0.52	$0.28	$0.44
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.20)	$(0.24)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$8.36	$8.90	$9.31	$9.89	$9.61	$9.63
Total return (%) (r)(s)(t)(x)	(4.67)(n)	(1.78)	(3.90)	5.48	2.85	4.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.70	0.65	0.65	0.66	0.68
Expenses after expense reductions (f)	0.70(a)	0.68	0.64	0.64	0.65	0.67
Net investment income (loss)	2.86(a)	2.57	2.06	2.47	2.95	3.71
Portfolio turnover	9(n)	19	13	20	30	16
Net assets at end of period (000 omitted)	$3,113	$2,874	$3,327	$2,668	$2,384	$867

See Notes to Financial Statements
66

Financial Highlights − continued
MFS MISSISSIPPI MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
67

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.01	$10.62	$11.33	$10.93	$11.00	$10.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.24	$0.29	$0.31	$0.40
Net realized and unrealized gain (loss)	(0.63)	(0.60)	(0.71)	0.39	(0.08)	0.11
Total from investment operations	$(0.47)	$(0.31)	$(0.47)	$0.68	$0.23	$0.51
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.30)	$(0.24)	$(0.28)	$(0.30)	$(0.38)
Net asset value, end of period (x)	$9.37	$10.01	$10.62	$11.33	$10.93	$11.00
Total return (%) (r)(s)(t)(x)	(4.75)(n)	(2.91)	(4.30)	6.32	2.08	4.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.91	0.88	0.87	0.88	0.89
Expenses after expense reductions (f)	0.83(a)	0.83	0.83	0.84	0.86	0.88
Net investment income (loss)	3.28(a)	2.86	2.09	2.57	2.73	3.75
Portfolio turnover	11(n)	35	19	45	25	17
Net assets at end of period (000 omitted)	$114,520	$126,231	$153,525	$170,723	$174,514	$154,803
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.98	$10.60	$11.31	$10.90	$10.97	$10.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.15	$0.20	$0.22	$0.32
Net realized and unrealized gain (loss)	(0.63)	(0.61)	(0.71)	0.41	(0.07)	0.11
Total from investment operations	$(0.51)	$(0.40)	$(0.56)	$0.61	$0.15	$0.43
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.22)	$(0.15)	$(0.20)	$(0.22)	$(0.30)
Net asset value, end of period (x)	$9.34	$9.98	$10.60	$11.31	$10.90	$10.97
Total return (%) (r)(s)(t)(x)	(5.13)(n)	(3.74)	(5.02)	5.63	1.32	4.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.66	1.63	1.62	1.63	1.64
Expenses after expense reductions (f)	1.58(a)	1.58	1.58	1.60	1.62	1.63
Net investment income (loss)	2.53(a)	2.10	1.35	1.85	2.00	3.01
Portfolio turnover	11(n)	35	19	45	25	17
Net assets at end of period (000 omitted)	$427	$516	$725	$1,063	$2,193	$2,876
See Notes to Financial Statements
68

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.99	$10.61	$11.32	$10.91	$10.98	$10.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.15	$0.20	$0.22	$0.32
Net realized and unrealized gain (loss)	(0.62)	(0.61)	(0.71)	0.41	(0.07)	0.10
Total from investment operations	$(0.50)	$(0.40)	$(0.56)	$0.61	$0.15	$0.42
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.22)	$(0.15)	$(0.20)	$(0.22)	$(0.30)
Net asset value, end of period (x)	$9.36	$9.99	$10.61	$11.32	$10.91	$10.98
Total return (%) (r)(s)(t)(x)	(5.02)(n)	(3.73)	(5.02)	5.63	1.32	3.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.66	1.63	1.62	1.63	1.64
Expenses after expense reductions (f)	1.58(a)	1.58	1.58	1.59	1.62	1.63
Net investment income (loss)	2.53(a)	2.09	1.34	1.83	1.98	2.99
Portfolio turnover	11(n)	35	19	45	25	17
Net assets at end of period (000 omitted)	$5,359	$6,462	$9,646	$12,260	$15,471	$16,953
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.85	$9.39	$10.02	$9.66	$9.73	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.24	$0.28	$0.30	$0.38
Net realized and unrealized gain (loss)	(0.56)	(0.53)	(0.64)	0.35	(0.08)	0.10
Total from investment operations	$(0.41)	$(0.26)	$(0.40)	$0.63	$0.22	$0.48
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.28)	$(0.23)	$(0.27)	$(0.29)	$(0.36)
Net asset value, end of period (x)	$8.28	$8.85	$9.39	$10.02	$9.66	$9.73
Total return (%) (r)(s)(t)(x)	(4.68)(n)	(2.67)	(4.08)	6.65	2.25	5.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.66	0.62	0.62	0.63	0.64
Expenses after expense reductions (f)	0.58(a)	0.58	0.58	0.59	0.62	0.63
Net investment income (loss)	3.53(a)	3.10	2.32	2.81	2.97	3.99
Portfolio turnover	11(n)	35	19	45	25	17
Net assets at end of period (000 omitted)	$32,134	$36,516	$44,708	$95,882	$83,586	$68,415
See Notes to Financial Statements
69

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.84	$9.39	$10.02	$9.66	$9.73	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.25	$0.28	$0.30	$0.39
Net realized and unrealized gain (loss)	(0.53)	(0.54)	(0.64)	0.36	(0.07)	0.10
Total from investment operations	$(0.38)	$(0.26)	$(0.39)	$0.64	$0.23	$0.49
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.29)	$(0.24)	$(0.28)	$(0.30)	$(0.37)
Net asset value, end of period (x)	$8.29	$8.84	$9.39	$10.02	$9.66	$9.73
Total return (%) (r)(s)(t)(x)	(4.42)(n)	(2.70)	(4.02)	6.72	2.31	5.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59(a)	0.58	0.57	0.56	0.56	0.57
Expenses after expense reductions (f)	0.50(a)	0.50	0.51	0.53	0.55	0.57
Net investment income (loss)	3.51(a)	3.21	2.51	2.86	3.01	4.04
Portfolio turnover	11(n)	35	19	45	25	17
Net assets at end of period (000 omitted)	$4,364	$48,058	$50,925	$4,866	$3,092	$1,914
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
70

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.81	$11.25	$11.91	$11.45	$11.59	$11.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.25	$0.21	$0.27	$0.32	$0.40
Net realized and unrealized gain (loss)	(0.63)	(0.43)	(0.67)	0.46	(0.13)	0.07
Total from investment operations	$(0.48)	$(0.18)	$(0.46)	$0.73	$0.19	$0.47
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.20)	$(0.27)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$10.18	$10.81	$11.25	$11.91	$11.45	$11.59
Total return (%) (r)(s)(t)(x)	(4.45)(n)	(1.56)	(3.91)	6.42	1.55	4.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.85	0.84	0.84	0.85	0.86
Expenses after expense reductions (f)	0.84(a)	0.84	0.83	0.83	0.83	0.85
Net investment income (loss)	2.78(a)	2.30	1.74	2.29	2.72	3.53
Portfolio turnover	10(n)	30	16	25	28	19
Net assets at end of period (000 omitted)	$288,508	$302,524	$354,752	$359,286	$326,916	$295,515
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.80	$11.24	$11.90	$11.44	$11.57	$11.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.16	$0.12	$0.19	$0.24	$0.32
Net realized and unrealized gain (loss)	(0.64)	(0.42)	(0.67)	0.45	(0.13)	0.07
Total from investment operations	$(0.53)	$(0.26)	$(0.55)	$0.64	$0.11	$0.39
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.18)	$(0.11)	$(0.18)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$10.16	$10.80	$11.24	$11.90	$11.44	$11.57
Total return (%) (r)(s)(t)(x)	(4.90)(n)	(2.29)	(4.63)	5.64	0.88	3.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.61	1.59	1.59	1.61	1.62
Expenses after expense reductions (f)	1.59(a)	1.59	1.58	1.58	1.59	1.61
Net investment income (loss)	2.03(a)	1.51	0.99	1.60	2.01	2.78
Portfolio turnover	10(n)	30	16	25	28	19
Net assets at end of period (000 omitted)	$145	$165	$323	$416	$788	$1,299
See Notes to Financial Statements
71

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.81	$11.25	$11.91	$11.45	$11.58	$11.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.17	$0.12	$0.18	$0.23	$0.32
Net realized and unrealized gain (loss)	(0.64)	(0.43)	(0.67)	0.46	(0.12)	0.07
Total from investment operations	$(0.53)	$(0.26)	$(0.55)	$0.64	$0.11	$0.39
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.18)	$(0.11)	$(0.18)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$10.17	$10.81	$11.25	$11.91	$11.45	$11.58
Total return (%) (r)(s)(t)(x)	(4.90)(n)	(2.29)	(4.63)	5.63	0.88	3.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.60	1.59	1.59	1.61	1.62
Expenses after expense reductions (f)	1.59(a)	1.59	1.58	1.58	1.59	1.61
Net investment income (loss)	2.03(a)	1.54	0.99	1.56	1.96	2.78
Portfolio turnover	10(n)	30	16	25	28	19
Net assets at end of period (000 omitted)	$18,035	$21,315	$28,828	$35,315	$45,135	$38,639
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.01	$9.38	$9.93	$9.55	$9.66	$9.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.20	$0.25	$0.29	$0.36
Net realized and unrealized gain (loss)	(0.52)	(0.36)	(0.56)	0.38	(0.10)	0.06
Total from investment operations	$(0.39)	$(0.13)	$(0.36)	$0.63	$0.19	$0.42
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.24)	$(0.19)	$(0.25)	$(0.30)	$(0.33)
Net asset value, end of period (x)	$8.48	$9.01	$9.38	$9.93	$9.55	$9.66
Total return (%) (r)(s)(t)(x)	(4.38)(n)	(1.35)	(3.67)	6.64	1.87	4.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60(a)	0.60	0.59	0.59	0.60	0.61
Expenses after expense reductions (f)	0.59(a)	0.59	0.58	0.58	0.59	0.60
Net investment income (loss)	3.03(a)	2.54	1.99	2.52	2.95	3.77
Portfolio turnover	10(n)	30	16	25	28	19
Net assets at end of period (000 omitted)	$95,199	$97,036	$116,857	$113,800	$83,861	$58,802
See Notes to Financial Statements
72

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.01	$9.38	$9.93	$9.55	$9.66	$9.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.23	$0.20	$0.25	$0.30	$0.37
Net realized and unrealized gain (loss)	(0.53)	(0.36)	(0.55)	0.38	(0.11)	0.05
Total from investment operations	$(0.39)	$(0.13)	$(0.35)	$0.63	$0.19	$0.42
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.24)	$(0.20)	$(0.25)	$(0.30)	$(0.33)
Net asset value, end of period (x)	$8.48	$9.01	$9.38	$9.93	$9.55	$9.66
Total return (%) (r)(s)(t)(x)	(4.35)(n)	(1.28)	(3.60)	6.71	1.94	4.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.53	0.52	0.52	0.53	0.54
Expenses after expense reductions (f)	0.52(a)	0.52	0.51	0.51	0.52	0.53
Net investment income (loss)	3.10(a)	2.61	2.05	2.59	3.01	3.85
Portfolio turnover	10(n)	30	16	25	28	19
Net assets at end of period (000 omitted)	$31,999	$31,269	$40,985	$34,703	$24,040	$16,161
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
73

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.55	$10.05	$10.60	$10.24	$10.26	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.25	$0.21	$0.27	$0.33	$0.40
Net realized and unrealized gain (loss)	(0.57)	(0.49)	(0.55)	0.36	(0.02)	0.07
Total from investment operations	$(0.42)	$(0.24)	$(0.34)	$0.63	$0.31	$0.47
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.21)	$(0.27)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$8.98	$9.55	$10.05	$10.60	$10.24	$10.26
Total return (%) (r)(s)(t)(x)	(4.44)(n)	(2.31)	(3.29)	6.21	2.97	4.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.93	0.91	0.92	0.94	0.96
Expenses after expense reductions (f)	0.69(a)	0.69	0.71	0.76	0.78	0.80
Net investment income (loss)	3.09(a)	2.65	2.02	2.55	3.13	3.91
Portfolio turnover	9(n)	29	19	28	17	16
Net assets at end of period (000 omitted)	$103,854	$113,427	$132,466	$137,727	$117,575	$105,777
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.57	$10.07	$10.62	$10.27	$10.29	$10.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.18	$0.14	$0.19	$0.25	$0.32
Net realized and unrealized gain (loss)	(0.56)	(0.49)	(0.56)	0.35	(0.02)	0.07
Total from investment operations	$(0.45)	$(0.31)	$(0.42)	$0.54	$0.23	$0.39
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.19)	$(0.13)	$(0.19)	$(0.25)	$(0.28)
Net asset value, end of period (x)	$9.00	$9.57	$10.07	$10.62	$10.27	$10.29
Total return (%) (r)(s)(t)(x)	(4.78)(n)	(3.03)	(4.00)	5.32	2.21	3.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.68	1.66	1.67	1.69	1.71
Expenses after expense reductions (f)	1.44(a)	1.44	1.46	1.51	1.53	1.55
Net investment income (loss)	2.34(a)	1.89	1.27	1.86	2.40	3.15
Portfolio turnover	9(n)	29	19	28	17	16
Net assets at end of period (000 omitted)	$332	$414	$577	$851	$1,507	$2,373
See Notes to Financial Statements
74

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.10	$9.57	$10.09	$9.76	$9.78	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.21	$0.26	$0.32	$0.38
Net realized and unrealized gain (loss)	(0.54)	(0.46)	(0.52)	0.34	(0.02)	0.08
Total from investment operations	$(0.40)	$(0.21)	$(0.31)	$0.60	$0.30	$0.46
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.21)	$(0.27)	$(0.32)	$(0.35)
Net asset value, end of period (x)	$8.55	$9.10	$9.57	$10.09	$9.76	$9.78
Total return (%) (r)(s)(t)(x)	(4.47)(n)	(2.15)	(3.16)	6.18	3.06	4.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.68	0.66	0.67	0.69	0.71
Expenses after expense reductions (f)	0.59(a)	0.59	0.61	0.66	0.68	0.70
Net investment income (loss)	3.18(a)	2.74	2.11	2.64	3.21	4.00
Portfolio turnover	9(n)	29	19	28	17	16
Net assets at end of period (000 omitted)	$28,829	$31,571	$37,530	$32,103	$26,064	$20,253
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.10	$9.58	$10.10	$9.76	$9.78	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.26	$0.22	$0.27	$0.33	$0.40
Net realized and unrealized gain (loss)	(0.54)	(0.48)	(0.52)	0.34	(0.02)	0.07
Total from investment operations	$(0.39)	$(0.22)	$(0.30)	$0.61	$0.31	$0.47
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.22)	$(0.27)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$8.56	$9.10	$9.58	$10.10	$9.76	$9.78
Total return (%) (r)(s)(t)(x)	(4.32)(n)	(2.19)	(3.09)	6.35	3.13	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.61	0.59	0.60	0.61	0.64
Expenses after expense reductions (f)	0.52(a)	0.52	0.54	0.59	0.60	0.63
Net investment income (loss)	3.25(a)	2.83	2.18	2.71	3.28	4.13
Portfolio turnover	9(n)	29	19	28	17	16
Net assets at end of period (000 omitted)	$19,730	$20,702	$20,559	$15,830	$13,031	$10,736

See Notes to Financial Statements
75

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
76

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.08	$11.61	$12.30	$11.94	$11.97	$11.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.25	$0.19	$0.25	$0.33	$0.41
Net realized and unrealized gain (loss)	(0.68)	(0.52)	(0.69)	0.36	(0.04)	0.10
Total from investment operations	$(0.53)	$(0.27)	$(0.50)	$0.61	$0.29	$0.51
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.19)	$(0.25)	$(0.32)	$(0.37)
Net asset value, end of period (x)	$10.40	$11.08	$11.61	$12.30	$11.94	$11.97
Total return (%) (r)(s)(t)(x)	(4.79)(n)	(2.26)	(4.15)	5.18	2.44	4.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.88	0.86	0.87	0.88	0.90
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	2.79(a)	2.27	1.55	2.08	2.68	3.49
Portfolio turnover	12(n)	28	22	23	22	14
Net assets at end of period (000 omitted)	$139,767	$154,644	$204,883	$222,730	$192,059	$156,427
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.08	$11.60	$12.30	$11.93	$11.97	$11.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.17	$0.10	$0.18	$0.24	$0.32
Net realized and unrealized gain (loss)	(0.69)	(0.51)	(0.70)	0.35	(0.05)	0.11
Total from investment operations	$(0.58)	$(0.34)	$(0.60)	$0.53	$0.19	$0.43
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.18)	$(0.10)	$(0.16)	$(0.23)	$(0.28)
Net asset value, end of period (x)	$10.39	$11.08	$11.60	$12.30	$11.93	$11.97
Total return (%) (r)(s)(t)(x)	(5.24)(n)	(2.91)	(4.95)	4.50	1.59	3.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.63	1.61	1.62	1.64	1.65
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	2.02(a)	1.55	0.81	1.48	1.96	2.74
Portfolio turnover	12(n)	28	22	23	22	14
Net assets at end of period (000 omitted)	$67	$137	$146	$280	$1,200	$1,955
See Notes to Financial Statements
77

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.98	$9.40	$9.97	$9.67	$9.70	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.18	$0.23	$0.29	$0.36
Net realized and unrealized gain (loss)	(0.54)	(0.42)	(0.57)	0.30	(0.03)	0.08
Total from investment operations	$(0.41)	$(0.19)	$(0.39)	$0.53	$0.26	$0.44
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.23)	$(0.18)	$(0.23)	$(0.29)	$(0.32)
Net asset value, end of period (x)	$8.43	$8.98	$9.40	$9.97	$9.67	$9.70
Total return (%) (r)(s)(t)(x)	(4.66)(n)	(1.93)	(4.02)	5.53	2.63	4.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.63	0.61	0.62	0.63	0.65
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	3.04(a)	2.52	1.80	2.31	2.92	3.74
Portfolio turnover	12(n)	28	22	23	22	14
Net assets at end of period (000 omitted)	$42,057	$44,457	$56,292	$53,171	$35,189	$28,182
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.98	$9.41	$9.97	$9.67	$9.70	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.23	$0.19	$0.23	$0.29	$0.36
Net realized and unrealized gain (loss)	(0.55)	(0.42)	(0.57)	0.31	(0.03)	0.09
Total from investment operations	$(0.41)	$(0.19)	$(0.38)	$0.54	$0.26	$0.45
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.24)	$(0.18)	$(0.24)	$(0.29)	$(0.33)
Net asset value, end of period (x)	$8.43	$8.98	$9.41	$9.97	$9.67	$9.70
Total return (%) (r)(s)(t)(x)	(4.64)(n)	(1.96)	(3.86)	5.59	2.68	4.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.57	0.55	0.55	0.57	0.58
Expenses after expense reductions (f)	0.53(a)	0.53	0.53	0.53	0.53	0.52
Net investment income (loss)	3.10(a)	2.59	1.86	2.36	2.95	3.81
Portfolio turnover	12(n)	28	22	23	22	14
Net assets at end of period (000 omitted)	$15,325	$14,088	$18,450	$14,608	$8,892	$4,341

See Notes to Financial Statements
78

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
79

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.29	$10.77	$11.42	$11.07	$11.14	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.24	$0.29	$0.33	$0.37
Net realized and unrealized gain (loss)	(0.64)	(0.48)	(0.65)	0.36	(0.08)	0.13
Total from investment operations	$(0.50)	$(0.22)	$(0.41)	$0.65	$0.25	$0.50
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.24)	$(0.30)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$9.64	$10.29	$10.77	$11.42	$11.07	$11.14
Total return (%) (r)(s)(t)(x)	(4.96)(n)	(1.96)	(3.72)	5.94	2.22	4.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88(a)	0.87	0.87	0.88	0.91	0.92
Expenses after expense reductions (f)	0.81(a)	0.81	0.81	0.82	0.84	0.84
Net investment income (loss)	2.75(a)	2.52	2.14	2.57	2.88	3.37
Portfolio turnover	11(n)	34	23	21	24	15
Net assets at end of period (000 omitted)	$225,388	$247,207	$246,986	$251,971	$235,639	$226,366
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	N/A	0.81	0.81	0.81	0.81
See Notes to Financial Statements
80

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.28	$10.76	$11.41	$11.06	$11.13	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.18	$0.16	$0.21	$0.24	$0.29
Net realized and unrealized gain (loss)	(0.64)	(0.47)	(0.66)	0.36	(0.07)	0.12
Total from investment operations	$(0.54)	$(0.29)	$(0.50)	$0.57	$0.17	$0.41
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.19)	$(0.15)	$(0.22)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$9.63	$10.28	$10.76	$11.41	$11.06	$11.13
Total return (%) (r)(s)(t)(x)	(5.32)(n)	(2.68)	(4.45)	5.16	1.46	3.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63(a)	1.63	1.62	1.63	1.66	1.67
Expenses after expense reductions (f)	1.56(a)	1.56	1.56	1.57	1.59	1.60
Net investment income (loss)	2.00(a)	1.76	1.39	1.82	2.14	2.62
Portfolio turnover	11(n)	34	23	21	24	15
Net assets at end of period (000 omitted)	$210	$237	$387	$436	$581	$755
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	N/A	1.56	1.56	1.56	1.56
See Notes to Financial Statements
81

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.29	$10.77	$11.42	$11.06	$11.14	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.18	$0.16	$0.21	$0.24	$0.29
Net realized and unrealized gain (loss)	(0.64)	(0.47)	(0.66)	0.37	(0.08)	0.13
Total from investment operations	$(0.54)	$(0.29)	$(0.50)	$0.58	$0.16	$0.42
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.19)	$(0.15)	$(0.22)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$9.64	$10.29	$10.77	$11.42	$11.06	$11.14
Total return (%) (r)(s)(t)(x)	(5.31)(n)	(2.69)	(4.44)	5.25	1.36	3.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63(a)	1.63	1.62	1.63	1.66	1.67
Expenses after expense reductions (f)	1.56(a)	1.56	1.56	1.57	1.59	1.60
Net investment income (loss)	2.00(a)	1.76	1.39	1.82	2.13	2.62
Portfolio turnover	11(n)	34	23	21	24	15
Net assets at end of period (000 omitted)	$6,887	$8,671	$11,754	$14,348	$16,736	$17,665
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	N/A	1.56	1.56	1.56	1.56
See Notes to Financial Statements
82

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.94	$9.36	$9.93	$9.62	$9.68	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.24	$0.28	$0.31	$0.34
Net realized and unrealized gain (loss)	(0.55)	(0.42)	(0.58)	0.32	(0.07)	0.11
Total from investment operations	$(0.42)	$(0.17)	$(0.34)	$0.60	$0.24	$0.45
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.25)	$(0.23)	$(0.29)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$8.38	$8.94	$9.36	$9.93	$9.62	$9.68
Total return (%) (r)(s)(t)(x)	(4.79)(n)	(1.75)	(3.53)	6.26	2.47	4.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.62	0.62	0.63	0.66	0.67
Expenses after expense reductions (f)	0.56(a)	0.56	0.56	0.57	0.59	0.60
Net investment income (loss)	2.99(a)	2.76	2.39	2.80	3.12	3.61
Portfolio turnover	11(n)	34	23	21	24	15
Net assets at end of period (000 omitted)	$83,724	$85,821	$88,808	$94,495	$71,807	$57,139
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	N/A	0.56	0.56	0.56	0.56
See Notes to Financial Statements
83

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.95	$9.37	$9.93	$9.63	$9.69	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.24	$0.28	$0.31	$0.35
Net realized and unrealized gain (loss)	(0.56)	(0.41)	(0.56)	0.31	(0.06)	0.12
Total from investment operations	$(0.42)	$(0.16)	$(0.32)	$0.59	$0.25	$0.47
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.26)	$(0.24)	$(0.29)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$8.39	$8.95	$9.37	$9.93	$9.63	$9.69
Total return (%) (r)(s)(t)(x)	(4.74)(n)	(1.66)	(3.35)	6.23	2.55	5.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.55	0.54	0.55	0.58	0.59
Expenses after expense reductions (f)	0.48(a)	0.48	0.48	0.50	0.51	0.51
Net investment income (loss)	3.07(a)	2.84	2.46	2.87	3.20	3.69
Portfolio turnover	11(n)	34	23	21	24	15
Net assets at end of period (000 omitted)	$21,687	$20,073	$25,876	$22,118	$14,286	$10,153
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	N/A	0.48	0.48	0.48	0.48
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
84

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.15	$10.64	$11.19	$10.95	$10.98	$10.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.25	$0.23	$0.28	$0.33	$0.38
Net realized and unrealized gain (loss)	(0.61)	(0.48)	(0.55)	0.24	(0.03)	0.06
Total from investment operations	$(0.46)	$(0.23)	$(0.32)	$0.52	$0.30	$0.44
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.23)	$(0.28)	$(0.33)	$(0.35)
Net asset value, end of period (x)	$9.54	$10.15	$10.64	$11.19	$10.95	$10.98
Total return (%) (r)(s)(t)(x)	(4.59)(n)	(2.08)	(2.90)	4.81	2.75	4.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	1.00	0.97	0.97	0.98	0.98
Expenses after expense reductions (f)	0.87(a)	0.87	0.87	0.87	0.86	0.86
Net investment income (loss)	2.91(a)	2.49	2.09	2.51	3.00	3.53
Portfolio turnover	12(n)	24	21	23	19	17
Net assets at end of period (000 omitted)	$72,014	$79,776	$94,024	$99,380	$98,950	$98,510
	Six months ended	Year ended
Class B	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.15	$10.63	$11.18	$10.95	$10.98	$10.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.18	$0.15	$0.20	$0.25	$0.30
Net realized and unrealized gain (loss)	(0.61)	(0.47)	(0.55)	0.23	(0.03)	0.06
Total from investment operations	$(0.50)	$(0.29)	$(0.40)	$0.43	$0.22	$0.36
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.19)	$(0.15)	$(0.20)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$9.54	$10.15	$10.63	$11.18	$10.95	$10.98
Total return (%) (r)(s)(t)(x)	(4.95)(n)	(2.72)	(3.63)	3.93	1.98	3.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76(a)	1.75	1.72	1.72	1.73	1.73
Expenses after expense reductions (f)	1.62(a)	1.62	1.62	1.62	1.62	1.62
Net investment income (loss)	2.16(a)	1.74	1.35	1.78	2.28	2.77
Portfolio turnover	12(n)	24	21	23	19	17
Net assets at end of period (000 omitted)	$57	$49	$54	$109	$155	$494
See Notes to Financial Statements
85

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.94	$9.36	$9.84	$9.64	$9.67	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.23	$0.27	$0.32	$0.36
Net realized and unrealized gain (loss)	(0.54)	(0.41)	(0.48)	0.20	(0.03)	0.06
Total from investment operations	$(0.40)	$(0.17)	$(0.25)	$0.47	$0.29	$0.42
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.25)	$(0.23)	$(0.27)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$8.40	$8.94	$9.36	$9.84	$9.64	$9.67
Total return (%) (r)(s)(t)(x)	(4.51)(n)	(1.72)	(2.63)	4.94	2.95	4.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.75	0.72	0.72	0.73	0.73
Expenses after expense reductions (f)	0.62(a)	0.62	0.62	0.62	0.62	0.62
Net investment income (loss)	3.15(a)	2.74	2.32	2.73	3.23	3.75
Portfolio turnover	12(n)	24	21	23	19	17
Net assets at end of period (000 omitted)	$14,760	$16,442	$16,290	$14,052	$7,545	$6,248
	Six months ended	Year ended
Class R6	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.94	$9.36	$9.84	$9.63	$9.66	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.23	$0.28	$0.32	$0.37
Net realized and unrealized gain (loss)	(0.53)	(0.41)	(0.47)	0.21	(0.03)	0.04
Total from investment operations	$(0.39)	$(0.16)	$(0.24)	$0.49	$0.29	$0.41
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.26)	$(0.24)	$(0.28)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$8.40	$8.94	$9.36	$9.84	$9.63	$9.66
Total return (%) (r)(s)(t)(x)	(4.47)(n)	(1.65)	(2.56)	5.13	3.02	4.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.67	0.64	0.64	0.64	0.64
Expenses after expense reductions (f)	0.54(a)	0.54	0.54	0.54	0.54	0.53
Net investment income (loss)	3.24(a)	2.85	2.38	2.83	3.27	3.87
Portfolio turnover	12(n)	24	21	23	19	17
Net assets at end of period (000 omitted)	$3,467	$3,226	$1,754	$824	$715	$246

See Notes to Financial Statements
86

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
87

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each fund is a diversified series with the exception of Mississippi Fund and West Virginia Fund which are non-diversified.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
88

Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Mississippi Fund
Financial Instruments
Municipal Bonds	$—	$76,039,156	$—	$76,039,156
U.S. Corporate Bonds	—	238,216	—	238,216
Mutual Funds	1,287,098	—	—	1,287,098
Total	$1,287,098	$76,277,372	$—	$77,564,470
New York Fund
Financial Instruments
Municipal Bonds	$—	$152,718,612	$—	$152,718,612
U.S. Corporate Bonds	—	684,500	—	684,500
Mutual Funds	1,394,099	—	—	1,394,099
Total	$1,394,099	$153,403,112	$—	$154,797,211
North Carolina Fund
Financial Instruments
Municipal Bonds	$—	$424,586,210	$—	$424,586,210
U.S. Corporate Bonds	—	1,236,136	—	1,236,136
Mutual Funds	4,492,814	—	—	4,492,814
Total	$4,492,814	$425,822,346	$—	$430,315,160
Pennsylvania Fund
Financial Instruments
Municipal Bonds	$—	$148,939,457	$—	$148,939,457
U.S. Corporate Bonds	—	398,528	—	398,528
Mutual Funds	2,423,389	—	—	2,423,389
Total	$2,423,389	$149,337,985	$—	$151,761,374
South Carolina Fund
Financial Instruments
Municipal Bonds	$—	$192,212,065	$—	$192,212,065
U.S. Corporate Bonds	—	626,839	—	626,839
Mutual Funds	1,497,131	—	—	1,497,131
Total	$1,497,131	$192,838,904	$—	$194,336,035
89

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
Virginia Fund
Financial Instruments
Municipal Bonds	$—	$329,539,431	$—	$329,539,431
U.S. Corporate Bonds	—	874,527	—	874,527
Mutual Funds	3,371,574	—	—	3,371,574
Total	$3,371,574	$330,413,958	$—	$333,785,532
West Virginia Fund
Financial Instruments
Municipal Bonds	$—	$88,111,417	$—	$88,111,417
U.S. Corporate Bonds	—	274,700	—	274,700
Mutual Funds	752,636	—	—	752,636
Total	$752,636	$88,386,117	$—	$89,138,753
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2023, is shown as a reduction of total expenses in the Statements of Operations.
90

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, wash sale loss deferrals, amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/23	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$58,068	$282,858	$274,803	$220,372	$243,505	$384,305	$84,387
Tax-exempt income	2,176,692	6,743,685	11,341,661	4,516,126	5,379,325	9,085,146	2,627,848
Total distributions	$2,234,760	$7,026,543	$11,616,464	$4,736,498	$5,622,830	$9,469,451	$2,712,235
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/23	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$85,049,972	$171,925,709	$471,406,274	$166,516,685
Gross appreciation	280,555	291,594	653,181	299,640
Gross depreciation	(7,766,057)	(17,420,092)	(41,744,295)	(15,054,951)
Net unrealized appreciation (depreciation)	$(7,485,502)	$(17,128,498)	$(41,091,114)	$(14,755,311)
As of 3/31/23
Undistributed ordinary income	3,315	146,186	81,957	4,271
Undistributed tax-exempt income	454,472	1,402,208	2,178,952	910,121
Capital loss carryforwards	(4,875,465)	(12,320,398)	(23,475,075)	(6,700,696)
Other temporary differences	(190,927)	(656,166)	(1,161,831)	(463,614)
Net unrealized appreciation (depreciation)	(2,657,594)	(7,949,580)	(15,875,558)	(5,894,129)
As of 9/30/23	South Carolina Fund	Virginia Fund	West Virginia Fund
Cost of investments	$214,089,032	$369,007,433	$98,101,589
Gross appreciation	172,499	296,676	151,178
Gross depreciation	(19,925,496)	(35,518,577)	(9,114,014)
Net unrealized appreciation (depreciation)	$(19,752,997)	$(35,221,901)	$(8,962,836)
As of 3/31/23
Undistributed ordinary income	—	—	15,920
Undistributed tax-exempt income	1,153,565	1,746,617	517,455
Capital loss carryforwards	(15,505,590)	(15,343,516)	(6,102,646)
Other temporary differences	(517,464)	(916,497)	(244,482)
Net unrealized appreciation (depreciation)	(8,567,767)	(15,999,998)	(3,529,890)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
91

Notes to Financial Statements (unaudited) - continued
As of March 31, 2023, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Short-Term	$(1,659,270)	$(6,308,479)	$(11,633,060)	$(3,542,058)	$(4,700,755)	$(5,589,554)	$(2,082,898)
Long-Term	(3,216,195)	(6,011,919)	(11,842,015)	(3,158,638)	(10,804,835)	(9,753,962)	(4,019,748)
Total	$(4,875,465)	$(12,320,398)	$(23,475,075)	$(6,700,696)	$(15,505,590)	$(15,343,516)	$(6,102,646)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six Months Ended 9/30/23	Year Ended 3/31/23	Six Months Ended 9/30/23	Year Ended 3/31/23	Six Months Ended 9/30/23	Year Ended 3/31/23	Six Months Ended 9/30/23	Year Ended 3/31/23
Class A	$992,220	$1,872,021	$2,133,544	$3,974,888	$4,358,953	$7,560,408	$1,775,567	$3,253,708
Class B	545	995	6,726	13,317	1,718	4,083	4,524	9,679
Class C	—	—	81,443	165,999	215,291	392,590	—	—
Class I	108,782	282,216	657,073	1,309,073	1,568,710	2,797,517	512,504	893,788
Class R6	45,707	79,528	475,981	1,563,266	526,270	861,866	348,279	579,323
Total	$1,147,254	$2,234,760	$3,354,767	$7,026,543	$6,670,942	$11,616,464	$2,640,874	$4,736,498
	South Carolina Fund		Virginia Fund		West Virginia Fund
	Six Months Ended 9/30/23	Year Ended 3/31/23	Six Months Ended 9/30/23	Year Ended 3/31/23	Six Months Ended 9/30/23	Year Ended 3/31/23
Class A	$2,116,641	$4,054,666	$3,455,899	$6,349,347	$1,142,924	$2,189,595
Class B	964	2,238	2,371	5,456	608	926
Class C	—	—	84,578	174,262	—	—
Class I	677,444	1,177,884	1,360,696	2,328,407	255,473	452,344
Class R6	248,649	388,042	347,971	611,979	57,179	69,370
Total	$3,043,698	$5,622,830	$5,251,515	$9,469,451	$1,456,184	$2,712,235
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2024. For the six months ended September 30, 2023, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$5,158	$11,999	$28,490	$10,209	$13,192	$22,539	$6,047
The management fee incurred for the six months ended September 30, 2023 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
92

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	0.83%	0.84%	0.69%	0.84%	0.81%	0.87%
Class B	1.58%	1.59%	1.44%	1.59%	1.56%	1.62%
Class C	1.58%	1.59%	N/A	N/A	1.56%	N/A
Class I	0.58%	0.59%	0.59%	0.59%	0.56%	0.62%
Class R6	0.53%	0.52%	0.52%	0.53%	0.49%	0.55%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2024. For the six months ended September 30, 2023, these reductions amounted to the following for the New York Fund, the North Carolina Fund, the Pennsylvania Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund and are included in the reduction of total expenses in the Statements of Operations.
New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$89,388	$4,165	$69,924	$40,090	$93,379	$60,946
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2023, as its portion of the initial sales charge on sales of Class A shares of each fund:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$2,384	$793	$3,497	$1,059	$2,552	$2,065	$147
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$89,500
New York Fund	—	0.25%	0.25%	0.25%	154,990
North Carolina Fund	—	0.25%	0.25%	0.25%	377,201
Pennsylvania Fund	—	0.25%	0.25%	0.10%	138,623
South Carolina Fund	—	0.25%	0.25%	0.25%	187,910
Virginia Fund	—	0.25%	0.25%	0.25%	302,446
West Virginia Fund	—	0.25%	0.25%	0.25%	96,384
93

Notes to Financial Statements (unaudited) - continued
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.75%	$255
New York Fund	0.75%	0.25%	1.00%	1.00%	2,490
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	800
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	1,833
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	470
Virginia Fund	0.75%	0.25%	1.00%	1.00%	1,119
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	274
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$30,135
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	100,073
Virginia Fund	0.75%	0.25%	1.00%	1.00%	39,935
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$89,755	$187,615	$478,074	$140,456	$188,380	$343,500	$96,658
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2023, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$—	$—	$15	$1	$—	$10	$—
Mississippi Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10% and 0.00%, respectively. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the six months ended September 30, 2023, these reductions amounted to $53,700 and $64 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Pennsylvania Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the six months ended September 30, 2023, these reductions amounted to $83,174 and $276 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2023, were as follows:
CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$—	$4,455	$875	$340	$887	$1,873	$27
Class B	—	173	—	220	—	274	—
Class C	N/A	229	382	N/A	N/A	12	N/A
94

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2023, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Expenses paid	$932	$7,103	$6,738	$7,818	$2,946	$6,429	$1,709
Annual percentage of average daily net assets	0.0023%	0.0074%	0.0030%	0.0096%	0.0028%	0.0036%	0.0036%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$26,388	$72,233	$155,923	$53,570	$63,961	$140,358	$39,302
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended September 30, 2023 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0269%	0.0198%	0.0166%	0.0207%	0.0193%	0.0172%	0.0251%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Mississippi Fund, the New York Fund, and the Pennsylvania Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2023:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$144	$143	$145	$143
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$2,225	$2,250	$2,241	$2,249
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
95

Notes to Financial Statements (unaudited) - continued
MFS purchased or redeemed the following fund shares:
Fund	Date	Transaction	Class	Shares	Amount
Mississippi Fund	8/03/2022	Redemption	Class I	15	$137
Mississippi Fund	4/21/2023	Purchase	Class B	5,631	50,000
New York Fund	8/03/2022	Redemption	Class I	18	165
North Carolina Fund	8/03/2022	Redemption	Class I	16	148
North Carolina Fund	8/03/2022	Redemption	Class R6	18	166
Pennsylvania Fund	8/03/2022	Redemption	Class I	17	159
South Carolina Fund	8/03/2022	Redemption	Class I	15	139
South Carolina Fund	6/23/2023	Redemption	Class R6	5,978	53,562
Virginia Fund	8/03/2022	Redemption	Class I	16	147
Virginia Fund	8/03/2022	Redemption	Class R6	21	193
West Virginia Fund	8/03/2022	Redemption	Class I	15	137
West Virginia Fund	6/23/2023	Purchase	Class B	1,095	11,094
At September 30, 2023, MFS held approximately 94% of the outstanding shares of Class B of the Mississippi Fund.
(4)  Portfolio Securities
For the six months ended September 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Purchases	$7,164,528	$20,487,668	$59,323,116	$13,695,241	$25,048,385	$37,377,033	$11,625,119
Sales	$7,522,804	$66,958,051	$44,416,543	$14,766,518	$28,210,195	$36,859,800	$13,811,608
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Mississippi Fund				New York Fund
	Six Months Ended 9/30/23		Year ended 3/31/23		Six Months Ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	447,554	$ 3,879,709	1,018,773	$ 9,067,006	557,726	$ 5,516,471	1,612,232	$ 16,075,395
Class B	5,632	50,000	10	90	—	—	—	3
Class C	—	—	—	—	13,158	130,625	56,801	565,117
Class I	45,218	393,391	324,258	2,880,365	318,072	2,772,493	2,191,263	19,273,599
Class R6	76,120	670,345	73,853	660,231	120,827	1,058,155	299,108	2,633,060
	574,524	$4,993,445	1,416,894	$12,607,692	1,009,783	$9,477,744	4,159,404	$38,547,174
Shares issued to shareholders in reinvestment of distributions
Class A	109,447	$ 953,263	202,281	$ 1,790,717	186,258	$ 1,829,468	343,648	$ 3,420,403
Class B	58	508	93	825	656	6,431	1,313	13,029
Class C	—	—	—	—	7,823	76,756	15,408	153,202
Class I	10,893	94,761	29,011	256,350	59,233	514,109	115,161	1,013,316
Class R6	5,259	45,706	8,995	79,528	41,087	360,573	177,756	1,563,264
	125,657	$1,094,238	240,380	$2,127,420	295,057	$2,787,337	653,286	$6,163,214
96

Notes to Financial Statements (unaudited) - continued
	Mississippi Fund − continued				New York Fund − continued
	Six Months Ended 9/30/23		Year ended 3/31/23		Six Months Ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(523,049)	$ (4,575,400)	(1,698,929)	$ (15,074,773)	(1,133,199)	$(11,172,130)	(3,791,175)	$ (37,759,154)
Class B	(527)	(4,551)	(8,829)	(78,549)	(6,653)	(64,578)	(18,020)	(179,027)
Class C	—	—	—	—	(94,670)	(938,809)	(334,694)	(3,313,873)
Class I	(81,491)	(709,368)	(946,422)	(8,343,888)	(624,723)	(5,433,827)	(2,938,093)	(25,718,519)
Class R6	(31,793)	(278,321)	(117,245)	(1,040,528)	(5,069,291)	(44,908,045)	(466,164)	(4,124,255)
	(636,860)	$(5,567,640)	(2,771,425)	$(24,537,738)	(6,928,536)	$(62,517,389)	(7,548,146)	$(71,094,828)
Net change
Class A	33,952	$ 257,572	(477,875)	$ (4,217,050)	(389,215)	$ (3,826,191)	(1,835,295)	$ (18,263,356)
Class B	5,163	45,957	(8,726)	(77,634)	(5,997)	(58,147)	(16,707)	(165,995)
Class C	—	—	—	—	(73,689)	(731,428)	(262,485)	(2,595,554)
Class I	(25,380)	(221,216)	(593,153)	(5,207,173)	(247,418)	(2,147,225)	(631,669)	(5,431,604)
Class R6	49,586	437,730	(34,397)	(300,769)	(4,907,377)	(43,489,317)	10,700	72,069
	63,321	$520,043	(1,114,151)	$(9,802,626)	(5,623,696)	$(50,252,308)	(2,735,456)	$(26,384,440)
	North Carolina Fund				Pennsylvania Fund
	Six Months Ended 9/30/23		Year ended 3/31/23		Six Months Ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	3,335,625	$ 35,205,406	15,937,908	$ 169,352,402	538,912	$ 5,084,156	1,936,430	$ 18,407,445
Class B	—	—	—	—	20	186	11,207	108,343
Class C	53,616	573,905	178,511	1,904,368	—	—	—	—
Class I	1,716,006	15,327,628	5,433,999	48,750,067	424,427	3,803,334	1,577,787	14,289,405
Class R6	824,084	7,337,267	1,644,324	14,637,720	317,777	2,849,416	1,007,875	9,102,153
	5,929,331	$58,444,206	23,194,742	$234,644,557	1,281,136	$11,737,092	4,533,299	$41,907,346
Shares issued to shareholders in reinvestment of distributions
Class A	393,062	$ 4,164,276	672,819	$ 7,200,381	182,414	$ 1,705,123	327,843	$ 3,109,403
Class B	162	1,718	376	4,025	482	4,520	984	9,354
Class C	19,932	211,150	35,503	379,733	—	—	—	—
Class I	161,389	1,425,173	282,258	2,517,802	54,671	486,964	92,196	833,133
Class R6	57,728	509,718	91,512	817,271	18,695	166,485	28,543	258,036
	632,273	$6,312,035	1,082,468	$10,919,212	256,262	$2,363,092	449,566	$4,209,926
Shares reacquired
Class A	(3,353,981)	$(35,459,374)	(20,163,392)	$(214,917,787)	(1,031,490)	$ (9,690,321)	(3,568,841)	$ (33,995,612)
Class B	(1,257)	(13,252)	(13,768)	(146,968)	(6,807)	(64,503)	(26,279)	(248,457)
Class C	(272,503)	(2,902,727)	(805,366)	(8,637,197)	—	—	—	—
Class I	(1,419,789)	(12,599,974)	(7,410,416)	(65,841,610)	(578,783)	(5,173,542)	(2,120,043)	(19,170,095)
Class R6	(578,676)	(5,133,726)	(2,636,646)	(23,590,483)	(305,256)	(2,726,357)	(908,309)	(8,235,075)
	(5,626,206)	$(56,109,053)	(31,029,588)	$(313,134,045)	(1,922,336)	$(17,654,723)	(6,623,472)	$(61,649,239)
Net change
Class A	374,706	$ 3,910,308	(3,552,665)	$ (38,365,004)	(310,164)	$ (2,901,042)	(1,304,568)	$ (12,478,764)
Class B	(1,095)	(11,534)	(13,392)	(142,943)	(6,305)	(59,797)	(14,088)	(130,760)
Class C	(198,955)	(2,117,672)	(591,352)	(6,353,096)	—	—	—	—
Class I	457,606	4,152,827	(1,694,159)	(14,573,741)	(99,685)	(883,244)	(450,060)	(4,047,557)
Class R6	303,136	2,713,259	(900,810)	(8,135,492)	31,216	289,544	128,109	1,125,114
	935,398	$8,647,188	(6,752,378)	$(67,570,276)	(384,938)	$(3,554,539)	(1,640,607)	$(15,531,967)
97

Notes to Financial Statements (unaudited) - continued
	South Carolina Fund				Virginia Fund
	Six Months Ended 9/30/23		Year ended 3/31/23		Six Months Ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	422,800	$ 4,629,208	1,453,070	$ 16,015,542	2,337,778	$ 23,291,879	16,437,061	$ 166,413,666
Class B	—	—	—	—	—	—	34	359
Class C	—	—	—	—	36,323	369,145	104,741	1,066,867
Class I	672,490	5,950,522	2,782,524	24,452,341	1,647,090	14,512,033	6,940,567	61,299,000
Class R6	502,467	4,481,282	765,590	6,801,579	665,373	5,898,404	1,055,514	9,406,522
	1,597,757	$15,061,012	5,001,184	$47,269,462	4,686,564	$44,071,461	24,537,917	$238,186,414
Shares issued to shareholders in reinvestment of distributions
Class A	189,807	$ 2,061,410	358,083	$ 3,932,028	316,646	$ 3,190,254	574,637	$ 5,860,260
Class B	89	964	204	2,238	236	2,371	494	5,032
Class C	—	—	—	—	7,411	74,719	15,269	155,703
Class I	70,158	617,054	115,738	1,030,612	143,134	1,252,775	233,134	2,067,395
Class R6	28,226	248,259	43,595	387,858	39,576	346,604	68,668	609,841
	288,280	$2,927,687	517,620	$5,352,736	507,003	$4,866,723	892,202	$8,698,231
Shares reacquired
Class A	(1,124,893)	$(12,298,031)	(5,512,390)	$ (60,411,065)	(3,303,234)	$(33,014,836)	(15,918,553)	$(160,940,142)
Class B	(6,043)	(66,392)	(426)	(4,675)	(1,523)	(15,320)	(13,455)	(136,056)
Class C	—	—	—	—	(172,186)	(1,739,893)	(368,755)	(3,767,138)
Class I	(701,788)	(6,227,048)	(3,934,218)	(35,194,045)	(1,395,938)	(12,226,445)	(7,064,768)	(62,556,061)
Class R6	(280,714)	(2,483,260)	(1,202,514)	(10,722,034)	(362,016)	(3,200,613)	(1,643,452)	(14,625,278)
	(2,113,438)	$(21,074,731)	(10,649,548)	$(106,331,819)	(5,234,897)	$(50,197,107)	(25,008,983)	$(242,024,675)
Net change
Class A	(512,286)	$ (5,607,413)	(3,701,237)	$ (40,463,495)	(648,810)	$ (6,532,703)	1,093,145	$ 11,333,784
Class B	(5,954)	(65,428)	(222)	(2,437)	(1,287)	(12,949)	(12,927)	(130,665)
Class C	—	—	—	—	(128,452)	(1,296,029)	(248,745)	(2,544,568)
Class I	40,860	340,528	(1,035,956)	(9,711,092)	394,286	3,538,363	108,933	810,334
Class R6	249,979	2,246,281	(393,329)	(3,532,597)	342,933	3,044,395	(519,270)	(4,608,915)
	(227,401)	$(3,086,032)	(5,130,744)	$(53,709,621)	(41,330)	$(1,258,923)	421,136	$4,859,970
	West Virginia Fund
	Six Months Ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	235,663	$ 2,371,175	866,487	$ 8,787,393
Class B	1,095	11,096	—	—
Class I	206,733	1,825,988	557,936	4,960,718
Class R6	65,519	578,857	232,364	2,040,176
	509,010	$4,787,116	1,656,787	$15,788,287
Shares issued to shareholders in reinvestment of distributions
Class A	111,581	$ 1,110,500	210,761	$ 2,121,870
Class B	61	608	92	926
Class I	25,489	223,347	44,164	391,284
Class R6	6,532	57,175	7,844	69,370
	143,663	$1,391,630	262,861	$2,583,450
98

Notes to Financial Statements (unaudited) - continued
	West Virginia Fund − continued
	Six Months Ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(657,590)	$ (6,603,980)	(2,061,021)	$ (20,703,458)
Class B	—	—	(277)	(2,736)
Class I	(314,672)	(2,786,104)	(502,486)	(4,455,646)
Class R6	(20,194)	(177,190)	(66,569)	(591,454)
	(992,456)	$(9,567,274)	(2,630,353)	$(25,753,294)
Net change
Class A	(310,346)	$ (3,122,305)	(983,773)	$ (9,794,195)
Class B	1,156	11,704	(185)	(1,810)
Class I	(82,450)	(736,769)	99,614	896,356
Class R6	51,857	458,842	173,639	1,518,092
	(339,783)	$(3,388,528)	(710,705)	$(7,381,557)
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2023, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$219	$559	$1,166	$437	$529	$949	$260
Interest Expense	—	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2023, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Mississippi Fund	$1,072,843	$11,423,363	$11,208,269	$(526)	$(313)	$1,287,098
New York Fund	4,625,535	22,956,171	26,185,190	(1,859)	(558)	1,394,099
North Carolina Fund	7,469,318	57,098,181	60,072,742	(840)	(1,103)	4,492,814
Pennsylvania Fund	3,258,731	20,287,377	21,121,773	(821)	(125)	2,423,389
South Carolina Fund	2,629,846	35,530,778	36,663,059	(383)	(51)	1,497,131
Virginia Fund	4,049,683	52,280,141	52,959,221	1,248	(277)	3,371,574
West Virginia Fund	716,373	12,559,439	12,522,943	(172)	(61)	752,636
99

Notes to Financial Statements (unaudited) - continued
	Dividend Income	Capital Gain Distributions
Mississippi Fund	$33,969	$—
New York Fund	92,080	—
North Carolina Fund	168,467	—
Pennsylvania Fund	72,703	—
South Carolina Fund	62,766	—
Virginia Fund	156,824	—
West Virginia Fund	23,904	—
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Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of each Fund’s Class I shares in comparison to the performance of funds in its respective Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  See below for a description of the performance information considered by the Trustees.
In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge.  The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations.  See below for a description of the fee information considered by the Trustees.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.
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Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
MFS Mississippi Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for each of the one-, three-, and five-year periods ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers).  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
MFS New York Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the funds in its Broadridge performance universe for each of the one-, three-, and five-year periods ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers).  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
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Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS North Carolina Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2022 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Pennsylvania Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for each of the one- and three-year periods ended December 31, 2022.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS South Carolina Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2022 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
103

Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Virginia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for each of the one-, three-, and five-year periods ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers).  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS West Virginia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for each of the one-, three-, and five-year periods ended December 31, 2022 (the 1st quintile being the best performers and the 5th quintile being the worst performers).  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
104

105

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
106

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
September 30, 2023
MFS®  Municipal Income Fund
LMB-SEM

MFS® Municipal Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	16.2%
Housing - Single Family	7.8%
General Obligations - General Purpose	5.9%
Airport Revenue	5.7%
Universities - Colleges	5.4%
Multi-Family Housing Revenue	5.3%
General Obligations - Schools	5.3%
Miscellaneous Revenue - Other	4.7%
Healthcare Revenue - Long Term Care	4.5%
State & Local Agencies	3.9%
Composition including fixed income credit quality (a)(i)
AAA	5.2%
AA	28.8%
A	32.7%
BBB	16.3%
BB	6.0%
B	0.6%
CCC	0.5%
CC (o)	0.0%
C	0.3%
Not Rated	10.0%
Cash & Cash Equivalents	0.1%
Other	(0.5)%
Portfolio facts
Average Duration (d)	9.2
Average Effective Maturity (m)	17.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
April 1, 2023 through September 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2023 through September 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.74%	$1,000.00	$957.94	$3.62
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.50%	$1,000.00	$954.43	$7.33
	Hypothetical (h)	1.50%	$1,000.00	$1,017.50	$7.57
C	Actual	1.50%	$1,000.00	$954.57	$7.33
	Hypothetical (h)	1.50%	$1,000.00	$1,017.50	$7.57
I	Actual	0.49%	$1,000.00	$960.31	$2.40
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R6	Actual	0.43%	$1,000.00	$959.38	$2.11
	Hypothetical (h)	0.43%	$1,000.00	$1,022.85	$2.17
A1	Actual	0.49%	$1,000.00	$960.41	$2.40
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
B1	Actual	1.25%	$1,000.00	$956.87	$6.12
	Hypothetical (h)	1.25%	$1,000.00	$1,018.75	$6.31
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.03% of investment related expenses from self-deposited inverse floaters (see Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.6%
Alabama - 2.9%
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	$620,000	$622,446
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No.6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	6,944,350
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	1,315,000	1,011,344
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	240,000	234,574
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,245,000	1,172,925
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	285,000	279,231
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	4,825,000	4,736,885
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 4.548% (67% of (SOFR - 1mo. + 0.11448%) + 0.9%), 12/01/2048 (Put Date 12/01/2023)	15,870,000	15,867,548
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	12,920,000	12,181,968
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	6,810,000	6,956,177
Black Belt Energy Gas District, AL, Gas Supply Rev., “B”, 5.25%, 12/01/2053 (Put Date 12/01/2030)	4,500,000	4,615,709
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,235,000	2,276,930
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,885,000	1,942,176
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	9,730,000	9,692,218
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	925,000	775,972
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,305,000	930,442
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,865,000	942,434
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,535,000	1,637,538
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	360,000	360,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	$9,535,000	$8,868,366
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	5,485,000	5,628,719
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	10,165,000	10,152,868
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	18,165,000	18,282,885
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	11,470,000	11,423,512
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,185,000	1,222,354
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	490,000	504,268
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	3,205,000	3,219,925
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	1,955,000	1,940,896
		$134,424,660
Alaska - 0.1%
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2047	$1,580,000	$1,557,484
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2052	1,975,000	1,920,697
		$3,478,181
Arizona - 2.1%
Arizona Board of Regents, Arizona State University System Rev., “B”, 4%, 7/01/2053	$10,795,000	$9,228,770
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	113,231
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	404,869
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	415,000	384,242
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	975,000	907,984
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	790,000	757,209
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	590,000	534,312
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	95,000	89,926

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	$130,000	$113,644
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	335,000	287,155
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	790,000	795,497
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	1,850,000	1,784,664
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,475,000	1,402,257
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	130,000	123,057
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	130,000	113,644
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	245,000	210,009
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	387,275
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	440,000	392,244
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	300,000	277,172
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	385,000	344,440
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	535,000	472,444
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	870,000	804,463
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	475,000	425,920
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	590,000	522,975
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	630,000	552,093
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	1,965,000	1,558,764
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4.25%, 11/01/2052	2,760,000	2,277,042
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,015,000	761,868

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	$1,550,000	$1,325,091
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	2,360,000	2,157,831
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	3,150,000	2,776,034
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	535,000	505,463
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	408,362
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	655,000	579,257
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	4,375,000	4,422,728
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	135,000	128,325
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	235,000	234,992
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	680,000	630,901
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	430,000	409,161
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	365,000	317,142
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	545,000	512,701
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	1,615,000	1,377,427
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	2,360,000	2,391,660
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	625,000	545,028
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2037	5,115,000	5,263,671
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	7,865,000	7,889,310
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	370,000	360,669

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	$115,000	$112,100
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	450,000	398,188
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	270,000	237,312
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	555,000	533,966
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	445,000	407,103
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	705,000	621,343
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	665,000	649,371
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	730,000	649,209
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	480,000	423,515
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	1,885,000	1,424,401
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	6,255,000	4,279,079
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	2,355,000	1,571,926
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	2,750,000	1,976,669
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	335,000	319,177
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	815,000	759,169
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	665,000	603,587
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2030	120,000	122,273

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2031	$420,000	$427,417
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2033	225,000	228,398
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	395,000	393,416
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	480,000	461,879
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	185,000	146,006
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	995,000	785,277
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	1,105,000	782,580
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	285,000	201,842
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	250,000	169,482
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	1,245,000	843,780
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	925,000	926,776
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	2,625,000	2,600,271
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	1,180,000	1,179,873
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	1,135,000	1,116,537
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	6,295,000	6,449,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053	$3,560,000	$3,371,027
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	2,700,000	2,520,051
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,695,000	1,669,521
		$97,624,563
Arkansas - 0.4%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$170,000	$161,509
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	345,000	322,680
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	40,000	35,242
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	3,515,000	3,579,321
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	3,690,000	3,788,559
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	1,595,000	1,648,274
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,360,000	1,409,668
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	685,000	683,811
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	480,000	473,568
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	380,000	368,659
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	420,000	404,551
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	965,000	993,113
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	135,000	108,944
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	370,000	272,498
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	145,000	117,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	$610,000	$421,217
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,310,000	1,241,898
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	345,000	345,122
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	3,930,000	1,131,799
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,200,000	1,197,262
		$18,705,583
California - 7.1%
Alameda, CA, Corridor Transportation Authority Rev., Convertible Capital Appreciation, “C”, AGM, 0%, 10/01/2052	$6,270,000	$3,036,014
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	6,850,000	6,631,308
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	26,240,000	26,178,110
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	3,115,000	3,185,684
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	3,260,000	3,379,707
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	4,970,000	3,830,387
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “A”, 4%, 6/01/2049	700,000	587,712
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	105,000	97,410
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	130,000	119,254
California Health Facilities Financing Authority Rev. (CommonSpirit Health), “A”, 4%, 4/01/2049	785,000	647,904
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046 (Prerefunded 11/15/2025)	1,990,000	2,051,813
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	3,854,344	3,666,871
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	18,246,414	16,641,761

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Housing Finance Agency Municipal Certificates, “X”, 0.797%, 11/20/2035 (i)	$53,562,443	$2,646,724
California Housing Finance Agency Municipal Certificates, “X”, 0.764%, 8/19/2036 (i)(n)	19,136,753	994,537
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	6,245,000	5,247,419
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	470,000	549,919
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,380,000	1,377,184
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,190,000	1,121,253
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,060,000	952,181
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	2,975,000	2,550,540
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	1,695,000	1,494,719
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,185,000	3,285,343
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	1,515,000	1,320,423
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,370,000	2,943,333
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	2,420,000	1,871,025
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	2,985,000	2,951,936
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	205,000	206,860
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	405,000	400,981
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	405,000	380,136
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	330,000	321,816
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2027	315,000	305,832
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2028	285,000	274,940

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	$705,000	$659,182
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	1,595,000	1,484,909
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	1,065,000	1,010,737
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	7,220,000	7,223,500
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	7,275,000	7,347,239
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2061 (n)	890,000	637,522
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2051	550,000	414,334
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	445,000	442,544
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025 (n)	465,000	458,959
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,055,000	972,593
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	2,740,000	2,135,121
California Statewide Communities Development Authority Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	10,200,000	7,869,633
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	790,000	811,300
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,160,000	1,189,978
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	2,590,000	2,432,717
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	385,000	382,490
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	755,000	691,033
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	2,640,000	2,748,636
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,510,000	2,626,640
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	190,103

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	$510,000	$511,207
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,085,000	1,957,251
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	4,290,000	3,911,967
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	8,560,000	7,838,437
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	5,820,000	5,528,335
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	490,000	482,999
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	375,000	350,919
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,415,000	1,269,785
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	615,000	545,235
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	7,160,000	5,005,924
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	630,000	581,511
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	3,160,000	2,280,829
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,195,000	1,444,416
Foothill-De Anza, CA, Community College District, Capital Appreciation, NPFG, 0%, 8/01/2034	16,840,000	10,801,429
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034 (Prerefunded 6/01/2025)	2,360,000	2,411,637
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	18,505,000	16,785,036
Irvine, CA, Financial Authority Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	10,305,000	9,143,077
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	380,000	381,301

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	$1,345,000	$1,391,672
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,005,000	1,030,842
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	2,210,000	2,248,746
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	3,275,000	3,331,015
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,395,000	1,422,815
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	2,840,000	2,838,491
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	3,180,000	3,242,534
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,415,000	1,004,225
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	880,000	601,497
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	5,115,000	5,180,362
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	1,575,000	1,588,753
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 5.875% to 8/01/2023, 5.875% to 7/31/2028	1,465,000	1,611,130
Mountain House Financing Authority, CA, Utility Systems Rev., BAM, 4.125%, 12/01/2048	1,000,000	917,629
Mountain House Financing Authority, CA, Utility Systems Rev., BAM, 4.25%, 12/01/2052	2,000,000	1,840,388
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,165,000	1,004,207
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	2,425,000	1,924,844
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,110,000	2,360,101
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2024	280,000	271,254
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	155,000	134,854
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	75,000	65,252

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	$130,000	$113,103
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	225,000	182,525
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	125,000	101,403
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	180,000	140,737
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	125,000	97,081
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,290,000	1,298,488
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	765,000	527,760
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,245,000	1,249,524
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2025	3,775,000	3,818,558
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2026	2,165,000	2,203,166
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2027	2,165,000	2,225,413
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	95,643
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	6,700,000	6,997,233
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 5.25%, 9/01/2052	1,575,000	1,644,872
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,585,000	1,384,540
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	7,865,000	8,013,223
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	4,720,000	4,805,280
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,310,000	1,170,869
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	1,500,000	1,279,522
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	1,875,000	1,845,146
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	1,875,000	1,837,545
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2056	2,060,000	1,671,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	$3,385,000	$3,415,604
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	3,855,000	3,879,231
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	1,800,000	1,806,670
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	270,000	271,361
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	4,015,000	3,594,438
State of California, Various Purpose General Obligation Refunding, 5%, 8/01/2029	3,935,000	4,088,935
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2034	7,080,000	7,337,014
State of California, Veterans General Obligation, “CU”, 4.85%, 12/01/2046	1,445,000	1,451,422
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	1,685,000	1,142,227
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	6,640,000	5,645,724
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	6,760,000	5,362,299
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	9,605,000	3,325,744
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	2,710,000	2,140,033
		$334,385,649
Colorado - 4.3%
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, 5%, 12/01/2043	$325,000	$327,349
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, AGM, 5%, 12/01/2052	645,000	631,683
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	45,000	46,878
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	44,000	45,841
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	44,000	45,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	$56,000	$58,296
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,360,000	1,368,607
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	805,000	803,044
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.25%, 7/01/2043	3,105,000	2,701,672
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2053	5,250,000	4,467,140
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2058	3,780,000	3,132,979
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	155,000	155,083
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	585,000	560,276
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	480,000	443,461
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	430,000	430,223
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	390,000	392,190
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	390,000	392,142
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	720,000	720,316
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	2,710,000	2,174,311
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,460,000	1,469,225
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	240,000	239,449
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	290,000	275,746
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	305,000	285,969
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	2,800,000	2,754,714

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	$14,255,000	$13,462,364
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2036	1,080,000	991,156
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2041	1,315,000	1,130,572
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,380,000	1,367,388
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	2,825,000	2,673,708
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	4,165,000	3,892,358
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (American Academy Project), 5%, 12/01/2055	1,145,000	1,067,720
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	420,000	425,715
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	385,000	307,492
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	690,000	537,119
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Highline Academy Charter School Project), 5.75%, 12/01/2061	3,140,000	3,203,221
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	7,865,000	7,979,461
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 4%, 11/15/2048	18,540,000	15,916,076
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	2,915,000	2,964,110
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,430,000	4,334,308
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	4,025,000	3,356,945

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	$8,090,000	$6,516,243
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	7,395,000	7,396,370
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	935,000	903,517
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	3,380,000	3,191,317
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2038	3,895,000	3,656,453
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	3,635,000	3,643,339
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	3,685,000	3,317,826
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2032	800,000	831,030
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2033	790,000	820,972
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2034	820,000	851,069
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	600,000	559,738
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	355,000	325,049
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	280,000	252,272
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	280,000	248,298
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	240,000	209,172
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	3,210,000	3,191,108
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	3,285,000	3,223,487
Colorado Housing & Finance Authority, Single Family Mortgage, “F”, GNMA, 5.25%, 11/01/2052	5,830,000	5,885,522
Colorado Housing & Finance Authority, Single Family Mortgage, Class III, “D”, 5.75%, 5/01/2053	18,515,000	19,114,927
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 1/15/2033	280,000	273,369
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2036	465,000	440,379

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2038	$335,000	$307,091
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,170,000	2,222,957
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	7,865,000	7,986,495
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	2,360,000	2,396,639
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	2,700,000	2,353,313
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	2,535,000	2,150,913
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	760,000	745,503
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,290,000	1,196,880
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	620,000	524,444
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	1,000,000	823,769
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	955,000	945,496
Eagle, Garfield & Routt Counties, CO, School District RE50J General Obligation, 5%, 12/01/2034	1,995,000	2,048,811
Eagle, Garfield & Routt Counties, CO, School District RE50J General Obligation, 5%, 12/01/2035	3,935,000	4,036,440
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,160,000	1,182,724
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	1,310,000	1,339,548
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	1,385,000	1,411,722
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	1,385,000	1,411,312
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	1,140,000	1,158,290
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,285,000	1,300,325
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	4,155,000	4,045,061
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	960,000	1,004,680

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
State of Colorado (Building Excellent Schools Today), “S”, COP, AGM, 4%, 3/15/2046	$12,145,000	$10,636,077
		$203,612,079
Connecticut - 0.9%
Connecticut Airport Authority Rev. (Ground Transportation Center Project), “A”, 4%, 7/01/2049	$1,550,000	$1,230,257
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 5.25%, 7/15/2048	1,910,000	1,950,876
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 4.25%, 7/15/2053	2,195,000	1,845,558
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	2,355,000	2,339,324
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	3,330,000	3,074,123
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 3.5%, 11/15/2033	1,380,000	1,234,651
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 3.75%, 11/15/2034	1,680,000	1,517,555
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 4%, 11/15/2035	1,000,000	910,990
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 4%, 11/15/2036	450,000	398,828
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 4.25%, 11/15/2039	910,000	793,006
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	360,000	356,541
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,050,000	2,011,860
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,560,000	5,434,923
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	7,240,000	7,088,846
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	790,000	811,175
State of Connecticut, Special Tax Obligation Rev., Transportation Purposes, “A”, 5%, 5/01/2035	7,000,000	7,545,443
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	145,000	133,719
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	230,000	198,741
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	275,000	224,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	$630,000	$475,779
West Haven, CT, General Obligation, BAM, 4%, 3/15/2035	728,000	696,520
West Haven, CT, General Obligation, BAM, 4%, 3/15/2040	590,000	531,909
		$40,805,348
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$185,000	$186,196
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	375,000	356,405
		$542,601
District of Columbia - 0.6%
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	$2,705,000	$2,624,282
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	3,545,000	3,340,309
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	720,000	636,697
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	2,360,000	2,411,723
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2031	4,720,000	4,964,601
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2032	3,150,000	3,315,106
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	7,870,000	8,230,956
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,085,000	1,795,041
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “B”, AGM, 4%, 10/01/2049	1,575,000	1,380,144
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	1,250,000	1,078,134
		$29,776,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 4.1%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2040	$520,000	$406,388
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2046	700,000	505,825
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	795,000	807,806
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,345,000	1,356,671
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	1,750,000	1,752,386
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	19,604
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	825,000	825,624
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	385,000	381,960
Broward County, FL, Airport System Rev., 5%, 10/01/2042	855,000	852,554
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	2,360,000	2,369,394
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	3,540,000	3,543,776
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	2,755,000	2,743,031
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	4,070,000	3,143,611
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	75,307	4,142
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	492,158	27,069
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	741,965	40,808
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	135,552	7,455
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,065,000	1,084,853
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030 (Prerefunded 6/01/2025)	1,120,000	1,140,879

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	$465,000	$466,043
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	80,000	78,990
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	495,000	470,504
Florida Capital Trust Agency, Air Cargo Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	4,660,000	4,663,276
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	80,000	75,078
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	125,000	115,190
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	385,000	329,300
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	100,000	88,407
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	510,000	392,180
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2047	250,000	226,729
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	880,000	782,417
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,290,000	1,131,488
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 4%, 9/15/2030 (n)	220,000	196,905
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2040 (n)	395,000	335,374
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2050 (n)	775,000	604,451
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	120,000	107,788
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	225,000	173,990
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	315,000	224,452
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	170,000	157,060
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	155,000	136,334

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	$185,000	$159,716
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	305,000	279,875
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	930,000	812,253
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	5,120,000	4,424,887
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	540,000	511,302
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	290,407
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	6,605,000	5,124,262
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	645,000	487,350
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	330,000	228,170
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	390,000	249,640
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-1”, 2.375%, 6/01/2027 (n)	100,000	94,874
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	740,000	750,351
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	1,020,000	1,030,840
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	845,000	851,282
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	470,000	471,213
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	645,000	640,157
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	900,000	784,065
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,240,000	1,063,983
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,480,000	1,252,976
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,310,000	1,836,670

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	$435,000	$405,489
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	1,990,000	1,763,760
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	1,785,000	1,502,172
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	2,360,000	2,319,188
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	4,785,000	4,527,546
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3.5%, 7/01/2052	7,720,000	7,362,460
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	5,795,000	5,442,604
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	2,560,000	2,566,262
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	1,875,000	1,490,743
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	450,000	369,272
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034 (Prerefunded 11/15/2024)	1,525,000	1,544,401
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	95,000	91,535
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	150,000	132,492
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	480,000	466,494
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043 (w)	1,080,000	1,081,497
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054 (w)	1,500,000	1,499,831
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2044	1,620,000	1,483,526
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2049	1,705,000	1,520,452
Manatee Country, FL, Public Utilities Improvement Refunding Rev., 4%, 10/01/2048	10,000,000	8,687,320
Manatee Country, FL, Public Utilities Improvement Refunding Rev., 4%, 10/01/2053	6,750,000	5,772,971
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	9,745,000	7,800,357

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	$1,630,000	$1,618,721
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	4,880,000	4,136,909
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	225,000	220,875
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	110,000	102,883
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	185,000	173,030
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2053	8,320,000	8,222,467
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	882,068
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2042	3,625,000	2,946,595
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	4,085,000	3,149,634
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	590,000	571,188
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	435,000	237,267
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	520,000	264,026
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	200,000	94,596
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	610,000	269,625
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	725,000	300,569
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	775,000	300,371

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	$865,000	$314,231
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	695,000	234,194
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	7,700,000	6,754,890
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	755,000	696,217
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	985,000	898,382
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	700,000	664,430
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	480,000	432,656
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	790,000	651,193
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	515,000	387,111
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	3,250,000	2,212,098
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5%, 9/01/2048	4,540,000	4,572,747
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.75%, 9/01/2054	4,430,000	4,712,179
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	540,000	521,922
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	700,000	647,323
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	160,000	126,430
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	4,215,000	2,957,504
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,020,000	2,103,468
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	4,500,000	3,029,052
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	575,000	509,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
South Miami, FL, Health Facilities Authority Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2047	$13,610,000	$12,092,037
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	85,000	79,604
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	80,000	74,050
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	85,000	77,869
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	75,000	67,923
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	80,000	71,621
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	375,000	308,454
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	285,000	215,087
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	285,000	201,544
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	275,000	187,250
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	42,764	21,809
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	195,000	195,294
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	180,000	180,210
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	385,000	385,558
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,145,000	1,101,015
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	875,000	770,342
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,125,000	647,844
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	620,000	334,378
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	955,000	480,714

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	$450,000	$210,822
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	620,000	271,611
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	620,000	254,740
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	845,000	325,448
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	375,000	135,321
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	375,000	126,409
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	245,000	219,668
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	245,000	217,145
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	3,865,000	3,225,763
Tampa, FL, Water and Wastewater Systems Rev., “A”, 5.25%, 10/01/2057	2,500,000	2,604,285
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	325,000	313,140
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	490,000	468,752
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	935,000	888,623
		$193,614,932
Georgia - 2.9%
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	$4,680,000	$4,332,928
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	6,860,000	6,301,460
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,040,000	875,899
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	910,000	811,810

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	$2,595,000	$1,970,278
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2051	4,825,000	4,083,107
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	675,000	558,027
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	3,970,000	3,756,188
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), 4.125%, 11/01/2045	2,000,000	1,609,995
Cherokee County, GA, Water and Sewerage Authority Rev., 4%, 8/01/2053	1,250,000	1,091,626
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	505,000	508,386
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,201
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033 (Prerefunded 2/15/2025)	40,000	40,803
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	860,000	865,034
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034	275,000	263,150
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036	245,000	230,673
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	2,670,000	2,240,626
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,275,000	4,723,892
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	835,000	824,632
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	55,000	54,887
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	665,000	673,300
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,370,000	1,406,524
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,470,000	1,414,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	$4,530,000	$4,473,807
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	17,500,000	17,355,742
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	5,030,000	4,997,707
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,670,000	1,632,196
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	14,255,000	13,614,718
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	9,915,000	10,018,421
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, 5%, 12/01/2054 (Put Date 12/01/2030)	8,570,000	8,489,940
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	4,175,000	4,194,171
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2056	1,530,000	1,476,133
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 4%, 1/01/2046	590,000	511,455
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 5%, 1/01/2062	2,125,000	2,132,014
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	4,415,000	4,422,038
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	945,000	819,194
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	2,415,000	2,415,989
Georgia Ports Authority Rev., 4%, 7/01/2047	1,900,000	1,694,200
Georgia Ports Authority Rev., 4%, 7/01/2052	2,985,000	2,593,563
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	240,000	211,633
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	265,000	234,657
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	185,000	159,917
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	3,150,000	3,152,733

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	$3,935,000	$3,838,844
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	3,315,000	3,384,635
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	2,950,000	2,791,122
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	1,325,000	1,368,210
		$134,631,257
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$220,000	$219,345
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	295,000	293,076
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	2,235,000	1,808,756
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	680,000	515,958
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	770,000	543,531
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	4,770,000	4,420,564
		$7,801,230
Hawaii - 0.0%
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	$235,000	$221,023
Illinois - 8.7%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$7,230,000	$6,241,481
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	2,750,000	2,751,968
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	7,785,000	6,083,515
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	2,590,000	1,921,558
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,125,000	790,581

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	$11,475,000	$11,385,697
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	2,680,000	2,304,478
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	3,065,000	2,395,115
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	274,194
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	224,639
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	795,000	800,717
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	795,000	797,233
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,405,000	1,360,219
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	2,800,000	2,763,870
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,965,000	1,858,670
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	11,885,000	12,221,246
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	6,350,000	6,647,788
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	13,010,000	10,106,387
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,070,000	1,085,450
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	610,000	619,996
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	535,000	545,178
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,425,000	1,454,029
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,260,000	2,306,451
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	4,200,000	4,285,919
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	9,915,000	9,126,596
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 4%, 12/01/2043	1,000,000	805,778

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	$200,000	$204,111
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	183,603
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	178,164
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	131,743
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	955,000	831,555
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,500,000	1,265,292
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	980,000	815,417
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	6,865,000	5,641,571
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	950,000	951,777
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	2,555,000	2,488,387
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	2,895,000	2,618,750
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	7,625,000	6,967,958
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,435,000	1,262,653
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2039	5,435,000	5,581,324
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041	1,740,000	1,767,395
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	435,000	439,791
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	590,000	594,589
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	2,095,000	2,140,569
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	480,000	492,769
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	5,580,000	5,757,183
Chicago, IL, General Obligation, “A”, 4%, 1/01/2035	1,970,000	1,798,480
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	7,390,000	7,483,554
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,435,000	1,429,702
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	280,000	277,350
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	3,540,000	3,426,236
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	5,505,000	5,517,205
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	740,000	746,380

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	$240,000	$249,257
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 12/15/2047	2,605,000	2,148,641
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	4,340,000	3,476,126
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2053	3,335,000	3,197,189
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2057	6,090,000	5,825,567
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	4,020,000	681,761
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	4,505,000	4,590,061
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	1,890,000	1,677,107
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,200,000	1,197,920
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	590,000	592,106
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,455,000	1,397,309
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	4,640,000	4,221,420
Chicago, IL, O’Hare International Airport, Customer Facility Charge Senior Lien Refunding, BAM, 5.25%, 1/01/2042	1,345,000	1,388,287
Chicago, IL, O’Hare International Airport, Customer Facility Charge Senior Lien Refunding, BAM, 5.25%, 1/01/2043	1,055,000	1,086,040
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	7,210,000	6,562,120
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	2,610,000	2,587,051
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	8,650,000	7,934,544
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	2,760,000	2,819,064
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,450,000	1,455,852
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 4%, 12/01/2050	2,365,000	1,995,682

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2057	$7,855,000	$7,732,383
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5.25%, 1/01/2053	5,000,000	5,123,591
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5.25%, 1/01/2058	10,000,000	10,247,183
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	7,605,000	7,629,514
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2038	865,000	884,708
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,105,000	1,009,922
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	985,000	880,874
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	330,000	317,875
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	405,000	368,369
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	250,000	220,737
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	455,000	390,920
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	395,000	330,324
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034 (Prerefunded 1/01/2027)	1,820,000	1,890,886
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035 (Prerefunded 1/01/2027)	1,825,000	1,896,080
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	2,525,000	1,957,498
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	7,265,000	6,735,826
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,640,000	1,627,617
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,385,000	2,320,334
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	1,940,000	1,882,992
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,580,000	2,519,059
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-1”, 6%, 11/15/2027	2,425,000	2,406,549
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	815,000	831,737

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	$1,210,000	$1,218,058
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	405,000	383,519
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	820,000	755,478
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	645,000	597,096
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	630,000	575,599
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	7,865,000	7,324,836
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	775,000	722,254
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	335,000	316,441
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	445,000	338,866
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	400,000	341,959
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	2,430,000	1,888,734
Illinois Finance Authority, Lease Rev. (Provident Group - SCCIL Properties LLC - University of Illinois Urbana-Champaign Project), “A”, BAM, 5.25%, 10/01/2053	5,210,000	5,362,482
Illinois Finance Authority, Lease Rev. (Provident Group - SCCIL Properties LLC - University of Illinois Urbana-Champaign Project), “A”, BAM, 5.25%, 10/01/2057	6,000,000	6,151,733
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	155,000	155,693
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	390,000	377,420
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	2,055,000	1,850,768

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	$390,000	$346,652
Illinois Housing Development Authority Rev. “A”, GNMA, 4.8%, 10/01/2043	10,620,000	10,418,665
Illinois Housing Development Authority Rev. “A”, GNMA, 4.9%, 4/01/2047	2,775,000	2,740,554
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	2,870,000	2,838,599
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	7,967,205	6,790,448
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	2,265,000	2,140,769
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,249,208	2,769,300
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,242,283	2,714,666
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	2,958,577	2,466,680
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,036,058	1,690,386
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,395,000	1,394,950
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	200,000	187,740
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	645,000	580,323
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,475,000	1,441,073
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	605,000	618,069
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	620,000	633,393
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2039	320,000	287,339
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	315,000	275,128
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	190,000	162,116
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	490,000	460,241
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	555,000	500,607

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	$525,000	$464,629
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	250,000	219,100
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,330,000	1,222,315
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,095,000	1,031,786
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	890,000	733,306
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	885,000	689,722
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2028	590,000	579,286
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2029	315,000	302,992
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2031	750,000	704,262
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2034	710,000	655,050
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2036	515,000	459,066
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2038	790,000	681,383
State of Illinois, General Obligation, 5%, 2/01/2025	2,045,000	2,066,069
State of Illinois, General Obligation, 5%, 11/01/2028	1,580,000	1,615,418
State of Illinois, General Obligation, 4.125%, 11/01/2031	1,355,000	1,317,142
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,310,000	1,366,700
State of Illinois, General Obligation, 4.5%, 11/01/2039	1,495,000	1,378,784
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,220,000	1,271,877
State of Illinois, General Obligation, “A”, 5%, 3/01/2024	1,575,000	1,579,503
State of Illinois, General Obligation, “A”, 5%, 3/01/2025	1,970,000	1,991,672
State of Illinois, General Obligation, “A”, 5%, 3/01/2026	1,970,000	2,009,589
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	7,725,000	7,990,068
State of Illinois, General Obligation, “A”, 5%, 11/01/2028	10,235,000	10,660,423
State of Illinois, General Obligation, “B”, 5%, 3/01/2024	2,755,000	2,762,764
State of Illinois, General Obligation, “B”, 5%, 3/01/2025	3,150,000	3,184,654
State of Illinois, General Obligation, “B”, 5%, 3/01/2026	2,560,000	2,611,446
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	1,335,000	1,196,021
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,700,000	3,838,413
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	4,865,000	4,859,328
State of Illinois, General Obligation, “C”, 4%, 3/01/2025	1,180,000	1,176,984

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2032	$1,740,000	$1,692,291
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2035	2,320,000	2,209,259
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,190,000	1,118,967
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2038	1,520,000	1,389,607
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2044	790,000	701,304
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2029	535,000	530,615
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2030	670,000	662,061
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2032	930,000	909,385
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2034	1,385,000	1,317,119
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2036	1,575,000	1,433,524
		$408,842,861
Indiana - 1.1%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041 (Prerefunded 11/15/2023)	$2,235,000	$2,238,824
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	420,000	415,901
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,055,000	979,874
Indiana Finance Authority Student Housing Rev. (CHF - Tippecanoe, LLC - Student Housing Project), “A”, 5%, 6/01/2053	1,050,000	1,002,136
Indiana Finance Authority Student Housing Rev. (CHF - Tippecanoe, LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	860,000	828,744
Indiana Finance Authority Student Housing Rev. (CHF - Tippecanoe, LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,580,000	2,503,178

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2027	$150,000	$154,172
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2032	320,000	335,285
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2033	180,000	172,744
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2034	185,000	176,479
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	205,000	206,400
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	135,000	135,318
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	2,260,000	1,990,369
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	4,685,000	4,472,269
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,005,000	1,767,815
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B-1”, GNMA, 3.25%, 7/01/2049	1,265,000	1,215,106
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1-A”, 4.5%, 6/01/2039	3,760,000	3,488,066
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “D”, 5%, 1/01/2027	8,655,000	8,796,018
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,570,000	1,576,149
Indianapolis, IN, Water System First Lien Refunding Rev., “A”, 5%, 10/01/2037	4,130,000	4,253,701
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	790,000	838,157
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	332,027
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	595,000	598,878
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	10,475,000	10,202,070
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	2,620,000	2,660,386
		$51,340,066

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.4%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$610,000	$573,691
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	485,000	429,195
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	885,000	710,735
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	430,000	421,832
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 3%, 1/01/2047	2,710,000	2,554,210
Iowa Finance Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2051	7,010,000	6,615,702
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	620,000	568,800
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	660,000	616,184
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	730,000	708,933
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	210,000	193,858
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	4,615,000	3,355,859
Iowa Tobacco Settlement Authority Asset-Backed, “B-1”, 4%, 6/01/2049	2,160,000	1,996,502
		$18,745,501
Kansas - 0.8%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,000,000	$3,041,430
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,200,000	1,216,572
Ellis County, KS, Unified School District No. 489 General Obligation, “B”, AGM, 4%, 9/01/2052	1,270,000	1,078,584
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,020,000	915,763
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	535,000	451,516
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	100,000	100,084
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	410,000	408,980
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	465,000	460,176
Lyon County, KS, School District No. 253 General Obligation, BAM, 4%, 9/01/2039	2,360,000	2,173,807

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	$815,000	$771,531
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	855,000	806,951
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	905,000	855,254
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	995,000	943,083
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,100,000	1,012,513
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,890,000	1,688,814
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	3,580,000	3,129,338
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2031	905,000	897,300
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2032	675,000	669,117
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,260,000	1,187,181
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,310,000	2,169,624
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), “A”, 5%, 9/01/2048	10,590,000	10,638,757
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	115,000	95,818
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	140,000	103,875
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	115,000	77,024
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	570,000	372,701
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	315,000	276,144
		$35,541,937

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - 1.1%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$1,915,000	$1,766,039
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	465,000	470,536
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	3,335,000	3,297,827
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,115,000	2,065,637
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	1,990,000	1,871,920
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,305,000	1,184,771
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,015,000	1,003,132
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	1,630,000	1,427,098
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	705,000	652,212
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	5,095,000	4,990,369
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2036	60,000	58,318
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2038	125,000	116,637
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041	95,000	85,810
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	200,000	169,544
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2025)	2,530,000	2,506,334
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	20,000,000	19,706,286
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), “A”, 1.3%, 9/01/2044 (Put Date 9/01/2027)	10,000,000	8,491,164
		$49,863,634

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - 1.1%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$7,420,000	$6,054,557
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	3,645,000	2,879,151
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	465,000	463,820
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,010,000	1,964,336
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	365,000	342,221
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	945,000	760,877
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	1,515,000	1,083,093
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	460,000	436,447
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,755,000	2,506,784
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027 (Put Date 12/01/2023)	3,950,000	3,925,405
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	3,205,000	3,185,044
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	2,470,000	2,454,620
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2034	445,000	458,730
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2035	1,160,000	1,188,431
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 4%, 10/01/2041	875,000	749,341
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), “A”, 5%, 4/01/2045	3,865,000	3,902,246

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 5.25% to 10/01/2023, 5.25% to 10/01/2046	$7,810,000	$7,058,559
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	3,175,000	2,918,027
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,175,000	1,909,995
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	7,310,000	5,864,375
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	590,000	595,432
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	955,000	957,385
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	630,000	645,716
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2044	790,000	682,717
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2049	985,000	820,073
		$53,807,382
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$900,000	$889,001
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	450,000	450,874
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2028	395,000	407,176
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2029	395,000	409,060
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2030	395,000	410,942
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2036	1,160,000	1,089,396
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2037	945,000	879,639
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2038	985,000	907,362
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2039	1,220,000	1,109,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - continued
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2040	$1,735,000	$1,560,307
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	6,175,000	5,150,875
Maine Housing Authority Mortgage, “C”, 4%, 11/15/2050	2,095,000	2,043,797
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	440,000	435,804
Maine Housing Authority Mortgage, “E”, 5%, 11/15/2052	1,510,000	1,515,597
		$17,259,594
Maryland - 1.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,125,000	$1,107,905
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	380,000	372,313
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	790,000	753,503
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	2,875,000	2,732,605
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,635,000	1,404,586
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,070,000	890,174
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,235,000	1,179,348
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2041	3,935,000	3,981,365
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	300,000	286,315
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	335,000	327,282
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	760,000	688,958
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	150,000	137,308
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	155,000	138,705
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	870,000	739,034
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	5,455,000	5,386,276
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	4,420,000	4,328,912
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “C”, 4%, 9/01/2044	410,000	406,519

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, 3%, 9/01/2051	$5,500,000	$5,203,117
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 3.25%, 9/01/2050	6,235,000	5,952,625
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	550,000	560,410
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	235,000	213,136
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	655,000	547,702
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	145,000	117,587
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	435,000	310,560
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,270,000	849,875
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	575,000	564,907
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	4,005,000	4,056,225
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,375,000	1,385,489
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	865,846
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,815,000	3,640,097
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	5,055,000	5,103,078
Maryland Health & Higher Educational Facilities Authority Rev. (Pooled Loan Program), “B”, VRDN, 3.1%, 3/31/2035	7,355,000	7,355,000
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	4,985,000	1,123,850
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	7,475,000	1,587,046
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	3,665,000	732,910

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	$5,485,000	$1,035,685
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	3,390,000	604,283
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039 (n)	440,000	412,591
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	430,000	395,551
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	150,000	131,329
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	250,000	208,842
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	260,000	209,891
		$68,028,740
Massachusetts - 2.5%
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	$7,310,000	$7,455,128
Commonwealth of Massachusetts, “A”, AAC, 5.5%, 8/01/2030	3,935,000	4,361,038
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 5%, 7/01/2041	5,115,000	5,286,650
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 5%, 7/01/2042	1,770,000	1,823,859
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health Inc.), “K”, 5%, 7/01/2031	890,000	925,315
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health Inc.), “K”, 5%, 7/01/2032	905,000	940,480
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “2018 I-2”, 5%, 7/01/2053	6,820,000	6,630,056
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	2,820,000	2,369,309
Massachusetts Development Finance Agency Rev. (CareGroup), “J-1”, 5%, 7/01/2048	2,360,000	2,324,360
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	705,000	710,126
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	200,000	199,436
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,765,000	2,617,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	$625,000	$493,933
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	790,000	804,136
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,145,000	1,956,700
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	365,000	333,580
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	110,000	100,853
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,205,000	1,021,679
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	2,330,000	1,902,039
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	275,000	275,614
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	435,000	436,081
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 5%, 7/01/2032	1,005,000	1,049,184
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	125,000	123,951
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	400,000	349,643
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,045,000	854,429
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	560,000	564,379
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	4,140,000	3,133,959
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,025,000	1,008,916
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2032	670,000	692,724
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2033	415,000	428,241
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,470,000	1,359,664
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,765,000	1,394,565

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	$1,755,000	$1,534,257
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	905,000	820,220
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	70,000	69,667
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	350,000	280,399
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	30,000	28,963
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	8,040,000	6,342,594
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	9,100,000	6,680,747
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	340,000	338,413
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	350,000	348,102
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	10,675,000	10,345,368
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,580,000	1,565,540
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	8,155,000	6,155,893
Massachusetts Housing Finance Agency, Single Family Housing Rev., “221”, 3%, 12/01/2050	2,770,000	2,623,288
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	3,080,000	3,139,394
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	3,870,000	3,923,213
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	6,275,000	6,343,445
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2035	395,000	403,951
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2036	790,000	802,762
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2037	1,130,000	1,140,434
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	4,785,000	3,409,883
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,015,000	2,052,722
University of Massachusetts Building Authority Rev., “2017-3”, 5%, 11/01/2036	7,000,000	7,284,770
		$119,561,797

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 1.8%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2037	$4,150,000	$4,083,828
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	1,235,000	1,209,081
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	4,520,000	4,600,692
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	2,485,000	2,538,471
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	990,000	990,234
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,370,000	1,162,921
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	2,205,000	1,896,199
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	540,000
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	680,000	672,461
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,005,000	1,706,251
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	2,515,000	2,140,260
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	790,000	817,184
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	1,575,000	1,626,821
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	2,905,000	2,829,550
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “2”, 4%, 12/01/2036	4,145,000	3,915,992
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “A”, 5%, 12/01/2032	6,295,000	6,642,738
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	630,000	638,068
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	460,000	462,622
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	630,000	637,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	$385,000	$385,849
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	190,000	190,903
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	450,000	451,221
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “B-1”, 5%, 6/01/2049	540,000	540,608
Michigan Housing Development Authority, Rental Housing Rev., “A”, 5.15%, 10/01/2058	11,055,000	10,798,263
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	3,935,000	3,694,233
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/29/2035	7,315,000	6,972,695
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.25%, 12/31/2038	2,300,000	2,128,375
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	790,000	779,417
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	480,000	479,972
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	370,000	369,197
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	805,000	793,191
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	5,590,000	5,608,645
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	1,960,000	2,005,526
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,030,000	2,076,991
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2030	775,000	824,216
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2031	945,000	1,005,662
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2032	1,455,000	1,545,133
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	2,755,000	2,913,198
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	790,000	824,715
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	870,000	896,805
		$84,395,621

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 0.8%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	$840,000	$751,529
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	1,330,000	1,078,776
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	555,000	416,818
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,195,000	1,885,558
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	2,010,000	1,968,955
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,585,000	2,143,198
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	1,585,000	1,518,230
Duluth, MN, Independent School District No. 709, “A”, 4.2%, 3/01/2034	240,000	225,670
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2025	190,000	192,391
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	1,970,000	1,984,356
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	2,360,000	2,362,008
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	130,000	129,086
Minnesota Housing Finance Agency, Residential Housing, “A”, 4.25%, 7/01/2049 (u)	11,790,000	11,565,694
Minnesota Housing Finance Agency, Residential Housing, “B”, GNMA, 3%, 7/01/2051	4,705,000	4,438,244
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	4,875,000	4,586,543
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,170,000	1,135,416
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	1,815,000	1,581,469
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	240,000	219,960
		$38,183,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - 0.9%
Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2048	$10,990,000	$9,412,952
Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	8,350,000	7,023,933
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,935,000	2,106,980
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	315,000	315,503
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	790,000	792,024
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	390,000	391,203
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	3,150,000	3,049,421
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	770,000	753,396
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	2,765,000	2,606,879
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	1,500,000	1,397,602
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	665,000	622,449
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	600,000	550,053
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	600,000	527,875
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	335,000	290,407
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2033	280,000	289,603
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2035	945,000	971,096
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2039	670,000	662,764
State of Mississippi, “B”, 5%, 12/01/2032 (Prerefunded 12/01/2026)	1,970,000	2,053,228
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,970,000	2,053,228
State of Mississippi, “B”, 5%, 12/01/2034 (Prerefunded 12/01/2026)	3,935,000	4,101,244

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	$850,000	$858,987
		$40,830,827
Missouri - 1.3%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 2%, 10/01/2039	$340,000	$330,788
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058	15,250,000	15,676,468
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	8,055,000	7,862,134
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	4,465,000	4,390,748
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	160,000	124,188
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	275,000	194,666
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	945,000	843,170
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	300,000	260,357
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	380,000	310,617
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,070,000	802,971
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), 5.5%, 12/01/2048 (w)	3,995,000	4,202,512
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2030	3,935,000	4,082,053
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2031	2,490,000	2,581,206
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2044	1,810,000	1,514,059
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2049	3,935,000	3,254,956
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	3,580,000	2,910,396
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031 (Prerefunded 6/01/2024)	2,060,000	2,072,079

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	$155,000	$152,971
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FHLMC, 3%, 5/01/2052	4,070,000	3,835,570
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FNMA, 4.25%, 5/01/2049	2,450,000	2,412,074
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	255,000	224,077
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	175,000	139,367
Poplar Bluff, MO, Transportation Development District, Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,115,000	979,844
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	115,000	107,186
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	83,547
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	205,000	164,680
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	150,000	127,276
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	580,000	445,163
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	1,805,000	1,252,529
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2049	2,385,000	2,298,227
		$63,635,879
Montana - 0.1%
Montana Board of Housing Single Family Mortgage, “B”, 4%, 12/01/2050	$2,685,000	$2,614,022
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	115,000	114,090
		$2,728,112

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$670,000	$673,749
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	210,000	208,085
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	2,310,000	2,259,737
		$3,141,571
Nevada - 0.2%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2037	$710,000	$667,605
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2039	1,555,000	1,419,469
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	140,000	133,425
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	500,000	476,670
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,005,000	924,423
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	600,000	527,322
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	2,835,000	2,400,639
Nevada Housing Division, Single Family Mortgage Rev., “A”, GNMA, 3%, 4/01/2051	2,085,000	1,962,841
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	95,000	96,573
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	365,000	298,424
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	450,000	364,584
		$9,271,975

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - 1.0%
National Finance Authority, New Hampshire Municipal Certificates, “A-2”, 4%, 10/20/2036	$6,573,565	$5,889,308
National Finance Authority, New Hampshire Municipal Certificates, “A-2”, 3.875%, 1/20/2038	7,653,712	6,591,673
National Finance Authority, New Hampshire Municipal Certificates, “X-2”, 0.674%, 10/20/2036 (i)	29,180,000	1,408,519
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “B”, 4.625%, 11/01/2042 (n)	1,855,000	1,525,282
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,290,000	1,689,012
National Finance Authority, New Hampshire Rev. (Presbyterian Senior Living Project), “A”, 5.25%, 7/01/2048	1,175,000	1,106,700
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	840,000	663,263
National Finance Authority, New Hampshire, Municipal Certificates, “A”, 4.125%, 1/20/2034	6,626,982	6,164,149
National Finance Authority, NV, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,520,000	2,611,545
National Finance Authority, NV, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,130,000	1,011,379
New Hampshire Health & Education Facilities Authority Rev., 4%, 7/01/2037	12,920,000	10,680,120
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	9,472,971	8,771,828
		$48,112,778
New Jersey - 4.5%
Atlantic City, NJ, Board of Education, 4%, 4/01/2030	$130,000	$130,091
Atlantic City, NJ, Board of Education, 4%, 4/01/2031	130,000	129,307
Atlantic City, NJ, Board of Education, 4%, 4/01/2032	225,000	222,443
Atlantic City, NJ, Board of Education, 4%, 4/01/2034	225,000	221,032
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2040	245,000	227,339
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	3,875,000	3,999,994
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	475,000	478,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	$1,315,000	$1,340,413
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	225,000	236,730
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	620,000	646,332
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	570,000	591,608
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	1,880,000	1,939,988
Middlesex County, NJ, Improvement Authority Rev. (Rutgers University H-1 Project), “A”, 5%, 8/15/2053	22,330,000	23,037,075
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, 3.125%, 7/01/2029	670,000	609,895
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, BAM, 5%, 7/01/2028	7,270,000	7,556,434
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2036 (w)	570,000	594,142
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2037 (w)	570,000	587,738
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2038 (w)	750,000	766,372
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2039 (w)	685,000	696,857
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	370,000	371,077
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	370,000	370,714
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,115,000	1,117,297
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	345,000	345,216
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	865,000	841,439
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,235,000	1,175,660
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	2,250,000	2,365,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 3.125%, 7/01/2031	$16,900,000	$15,505,975
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,875,000	2,863,315
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	3,185,000	3,202,939
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	2,665,000	2,668,954
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,550,000	1,382,383
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2031	590,000	636,314
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2032	790,000	858,070
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2033	355,000	382,301
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,660,000	1,715,590
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,655,000	1,708,318
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,395,000	2,437,169
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	2,800,000	2,531,677
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	11,485,000	10,864,096
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	315,000	321,060
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	435,000	445,050
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,145,000	1,167,029
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,115,000	1,139,559
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	4,365,000	4,050,133
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,690,000	1,334,771

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	$700,000	$447,025
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “B”, 4%, 12/01/2044	12,920,000	11,646,220
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,475,000	1,267,290
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “E”, 3.5%, 4/01/2051	8,110,000	7,771,693
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “H”, 3%, 10/01/2052	7,670,000	7,142,441
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2032	2,360,000	2,437,777
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2033	2,360,000	2,437,038
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2034	2,360,000	2,432,820
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	2,320,000	2,382,524
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	840,000	884,287
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2038	1,120,000	1,044,220
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	1,200,000	1,241,623
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	840,000	862,770
New Jersey Transportation Trust Fund Authority, “AA”, 4.25%, 6/15/2044	955,000	877,886
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	2,225,000	1,972,467
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	2,775,000	2,890,332
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	2,405,000	2,533,952
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “A”, 0%, 12/15/2037	19,665,000	9,669,029
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	2,930,000	1,662,631
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	7,645,000	4,057,048
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	2,690,000	2,743,106

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 4.25%, 6/15/2040	$3,975,000	$3,732,927
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	9,535,000	7,671,348
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2029	12,340,000	9,487,825
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	2,635,000	1,751,119
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	5,430,000	4,552,923
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2031	3,935,000	2,734,208
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2024	590,000	595,478
Newark, NJ, General Obligation Refunding, “B”, AGM, 5%, 10/01/2023	790,000	790,000
Newark, NJ, General Obligation Refunding, “B”, AGM, 5%, 10/01/2025	395,000	400,965
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2031	1,015,000	1,070,410
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2033	575,000	606,163
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5.25%, 11/01/2052	2,760,000	2,844,906
		$210,455,910
New Mexico - 0.2%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$410,000	$353,484
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	675,000	660,392
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	1,405,000	1,376,103
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	5,500,000	5,591,918
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	215,000	196,858
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	165,000	140,501
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	170,000	137,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - continued
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	$445,000	$345,305
		$8,802,499
New York - 6.2%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2031	$730,000	$750,639
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2032	790,000	812,475
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2033	830,000	853,746
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	790,000	751,487
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,420,000	1,117,468
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,180,000	901,042
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	985,000	886,171
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,065,000	947,072
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	14,815,000	13,838,918
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	290,000	261,557
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,170,000	1,898,226
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,615,000	1,528,054
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,025,000	1,896,764
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	380,000	335,910
New York Dormitory Authority Rev. (Cornell University), “D”, 5%, 7/01/2035	465,000	529,465
New York Dormitory Authority Rev. (HYU Langone Hospitals Obligated Group), “A”, 4%, 7/01/2050	4,750,000	4,035,603
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	4,380,000	3,716,602
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	94,952
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	200,000	187,440

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2036	$880,000	$920,016
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2040	995,000	1,020,655
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 4%, 3/15/2048	4,300,000	3,790,233
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 4%, 3/15/2042	14,455,000	13,189,841
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	555,632
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,325,000	1,211,406
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	22,780,000	21,045,169
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	2,510,000	2,413,450
New York Power Authority, Green Transmission Project Rev., “A”, AGM, 4%, 11/15/2047	1,565,000	1,368,050
New York State Thruway Authority, Personal Income Tax Rev., “A”, 4%, 3/15/2043	10,645,000	9,618,525
New York State Thruway Authority, Personal Income Tax Rev., “C”, 4.125%, 3/15/2057	6,005,000	5,132,528
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	7,000,000	5,724,609
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	1,740,000	1,357,278
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	555,000	479,254
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,015,000	1,025,727
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,620,000	2,559,792
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	6,400,000	6,448,914
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	1,835,000	1,848,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	$4,395,000	$4,410,032
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,035,000	952,406
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	5,050,000	4,837,988
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	40,000	40,351
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	170,000	151,697
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	400,000	353,991
New York Transportation Development Corp., Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2046	10,000,000	9,505,647
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), “C”, 4%, 3/15/2049	8,025,000	6,959,837
New York Urban Development Corp., State Personal Income Tax Rev., “A”, 4%, 3/15/2039	4,720,000	4,404,867
New York, NY, General Obligation, “B-1”, 5%, 12/01/2041	2,755,000	2,773,215
New York, NY, General Obligation, “F-1”, 5%, 3/01/2039	3,540,000	3,670,878
New York, NY, Housing Development Corp., Housing Impact (Sustainable Development Bonds), “A”, 4.8%, 2/01/2053	6,270,000	5,921,137
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	4,585,308	4,505,247
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	22,686,278	22,256,425
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, 4.75%, 11/01/2048	1,645,000	1,545,335
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, 4.85%, 11/01/2053	835,000	794,843
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “A-1”, 4.85%, 11/01/2053	2,625,000	2,498,759
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “A-1”, 4.95%, 11/01/2058	2,500,000	2,358,689
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,695,000	1,673,212

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Industrial Development Agency, PILOT Refunding Rev. (Yankee Stadium Project), “A”, AGM, 3%, 3/01/2040	$3,155,000	$2,369,001
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	5,505,000	5,553,215
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2048	4,055,000	4,099,324
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	810,000	826,843
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “A”, 4%, 11/01/2034	790,000	791,710
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “A”, 4%, 11/01/2035	790,000	780,192
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C”, 4%, 2/01/2041	6,035,000	5,556,238
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C-1”, 4%, 5/01/2045	7,865,000	7,038,165
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “F”, 4%, 2/01/2051	15,000,000	13,069,032
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2036	1,575,000	1,539,707
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2039	2,755,000	2,578,599
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	2,260,000	1,585,546
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	1,215,000	903,871
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	1,750,000	1,613,602
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	725,000	653,309
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,170,000	1,012,325
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,125,000	961,232
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	2,810,000	2,351,921
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	9,010,000	7,384,294
Port Authority of NY & NJ (223th Series), 4%, 7/15/2038	2,210,000	2,010,558
Port Authority of NY & NJ (223th Series), 4%, 7/15/2040	645,000	574,251
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	2,360,000	2,428,763
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	1,750,000	1,794,280
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5.25%, 7/01/2052	555,000	576,073
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,315,000	956,322
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	1,915,000	1,392,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	$1,475,000	$1,072,527
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	1,825,000	1,326,939
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	3,370,000	2,450,143
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	2,970,000	2,159,200
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	2,660,000	1,933,725
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	3,550,000	2,580,594
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,160,000	843,196
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	380,000	387,522
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,135,000	2,136,977
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “C-3”, 4%, 5/15/2051	8,500,000	7,290,718
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2035	1,255,000	1,369,740
Yonkers, NY, School Serial Bonds, “D”, AGM, 5%, 3/15/2035	960,000	1,047,769
		$289,668,035
North Carolina - 1.0%
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$735,000	$742,603
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2032	790,000	769,802
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	985,000	960,174
North Carolina Housing Finance Agency, Home Ownership Rev., “46-A”, GNMA, 3%, 7/01/2051	9,840,000	9,267,001
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2029	220,000	202,111
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,070,000	870,650
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	370,000	273,456

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	$4,170,000	$2,716,120
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	465,000	378,366
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	175,000	127,209
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	70,000	69,373
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	205,000	197,617
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	225,000	209,229
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	720,000	707,864
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	690,000	658,133
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	445,000	415,671
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	2,465,000	2,147,855
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,370,000	977,503
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	80,000	80,823
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	480,000	479,180
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	940,000	919,268
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	1,920,000	1,873,325
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,650,000	1,597,902
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,260,000	1,300,325

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	$9,165,000	$9,478,139
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,400,000	1,403,746
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2027	1,105,000	1,132,141
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2030	985,000	1,028,368
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2031	1,065,000	1,111,730
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2032	790,000	825,043
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2033	790,000	822,171
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,190,000	1,188,271
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	985,000	941,328
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	1,085,000	1,031,980
		$46,904,477
North Dakota - 0.7%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2048	$535,000	$527,964
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	1,315,000	1,295,468
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 1/01/2051	9,195,000	8,961,500
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 3%, 1/01/2052	6,950,000	6,556,489
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	3,960,000	3,901,916
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “F”, 5%, 1/01/2053	2,485,000	2,494,174
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), “A”, AGM, 4%, 4/01/2039	1,845,000	1,680,833
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	3,065,000	2,722,705
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	2,850,000	2,350,084
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	160,000	116,984
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	1,170,000	831,563
		$31,439,680

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - 3.1%
Brunswick, OH, School District, Classroom Facilities and School Improvement, Unlimited Tax General Obligation, BAM, 5.25%, 12/01/2053	$4,585,000	$4,746,412
Brunswick, OH, School District, Classroom Facilities and School Improvement, Unlimited Tax General Obligation, BAM, 5.5%, 12/01/2060	8,490,000	8,868,569
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	11,550,000	9,756,036
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	29,240,000	25,187,611
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	39,410,000	3,838,305
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	3,200,000	2,790,645
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	2,730,000	2,605,568
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2052	1,575,000	1,403,182
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	8,850,000	8,254,653
Cuyahoga County, OH, Metropolitan Housing Authority, General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,305,000	1,937,659
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	665,000	488,339
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	380,000	290,786
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	3,260,000	2,807,034
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 12/31/2037	250,000	241,229
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.5%, 1/01/2043	755,000	728,869
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	1,420,000	1,363,626
Lancaster, PA, Port Authority Gas Supply Rev., “A”, 5%, 8/01/2049 (Put Date 2/01/2025)	4,130,000	4,143,482
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	7,745,000	7,530,221
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	2,470,000	2,071,442
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,555,000	1,224,963

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2034	$790,000	$794,619
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	1,775,000	1,523,275
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	850,000	674,442
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2035	115,000	105,269
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2045	85,000	68,160
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,615,000	2,556,688
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,105,000	3,035,437
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “B”, 2.6%, 6/01/2041 (Put Date 10/01/2029)	3,630,000	3,046,566
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 12/01/2027 (Put Date 10/01/2024)	6,610,000	6,383,816
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,090,000	2,984,265
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	5,030,000	4,928,352
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	250,000	235,640
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	330,000	295,394
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	2,360,000	2,343,339
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,135,000	1,028,280
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	1,850,000	1,650,411
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	2,630,000	2,600,572
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	9,120,000	8,809,539
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	4,370,000	4,252,277
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	500,000	440,962
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	490,000	415,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	$465,000	$383,185
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	6,090,000	6,103,692
		$144,937,888
Oklahoma - 0.6%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$20,000	$18,922
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	3,120,000	2,350,176
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,605,000	2,388,547
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,180,000	965,349
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,920,000	3,496,560
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,960,000	3,488,741
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	895,000	797,793
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	315,000	282,044
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	900,000	781,723
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	9,390,000	8,287,713
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	6,087,000	5,233,032
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	1,095,000	1,087,894
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	595,000	597,330
		$29,775,824
Oregon - 1.0%
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.95%, 8/01/2025 (Put Date 5/01/2024)	$2,925,000	$2,908,630
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	3,015,000	2,544,256
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,370,000	1,693,456
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	1,750,000	1,112,383
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	630,000	527,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	$1,610,000	$1,395,750
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	775,000	702,900
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System), “A”, 4.9%, 9/14/2035	14,015,000	13,957,473
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2046	7,945,000	7,688,281
Oregon Health & Sciences University Rev., “B”, 5%, 7/01/2034	5,900,000	6,056,759
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,055,000	1,045,606
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	575,000	491,876
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	690,000	517,085
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	1,360,000	1,019,181
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	580,000	420,480
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	3,325,000	2,349,716
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-1”, 2.5%, 11/15/2028	700,000	605,434
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-2”, 2.125%, 11/15/2027	280,000	261,045
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-3”, 1.75%, 11/15/2026	380,000	364,003
		$45,661,873
Pennsylvania - 6.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$5,185,000	$4,210,031
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2035	905,000	890,363
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2036	870,000	843,589
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/14/2038 (n)(w)	160,000	156,019
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.75%, 6/15/2043 (n)(w)	330,000	320,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)(w)	$575,000	$555,841
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	250,000	251,118
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	135,329
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	306,577
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	800,000	757,282
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	1,180,000	1,184,357
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	395,000	387,763
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	850,000	828,140
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	395,000	374,731
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	395,000	371,709
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	1,970,000	1,784,785
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	1,795,000	1,771,441
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	675,000	657,029
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	885,000	544,493
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	3,115,000	1,850,189
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	1,595,000	945,118
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	740,000	422,999
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,150,000	653,728
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2044	6,035,000	3,434,570
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	7,775,000	5,051,757

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-3”, 5%, 2/01/2040 (Put Date 2/01/2030)	$3,305,000	$1,964,356
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	810,000	683,446
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	7,225,000	5,738,383
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 5.25%, 12/01/2047	1,710,000	1,781,150
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	1,555,000	1,122,789
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	880,000	799,100
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	420,000	367,109
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	510,000	437,600
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	245,000	245,109
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	840,000	840,373
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	615,000	561,759
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	25,000	25,311
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	115,000	116,433
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	140,000	135,282
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	3,355,000	2,767,237
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	400,000	337,924
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2030	670,000	672,746
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2031	395,000	395,222
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2032	395,000	394,136

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2046	$475,000	$412,549
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 4.55% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	5,755,000	4,817,802
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 6/30/2045 (Prerefunded 7/01/2029)	45,000	45,991
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 6/30/2045	420,000	299,395
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 6/30/2049 (Prerefunded 7/01/2029)	50,000	53,677
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	415,000	337,641
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	290,000	295,452
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	370,000	376,956
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	385,000	387,730
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	210,000	211,489
Geisinger, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2050	5,000,000	4,202,314
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	7,900,000	6,627,248
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	9,515,000	4,902,512
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	4,065,000	4,071,740
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	535,000	536,036
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	545,000	552,428
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	500,000	514,878
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	215,000	200,409
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	765,000	704,121
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	565,000	515,519

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	$585,000	$529,633
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,015,000	1,660,867
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,550,000	1,337,439
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,480,000	1,229,266
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,815,000	1,507,512
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2047	1,750,000	1,474,420
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,415,000	1,570,633
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	2,980,000	2,435,788
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,090,000	1,016,729
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5%, 1/01/2030	790,000	751,257
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	7,060,000	5,740,061
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	2,615,000	2,427,114
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	355,000	343,444
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	475,000	457,053
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,035,000	894,486
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	630,000	526,693
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	1,180,000	1,117,786
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2042	1,755,000	1,656,929
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5.25%, 7/01/2046	940,000	901,391
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	10,825,000	10,419,007

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	$1,190,000	$689,790
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,255,000	681,887
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,215,000	616,872
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,245,000	585,872
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,365,000	601,445
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,315,000	544,482
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,265,000	491,951
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,215,000	442,506
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,160,000	397,728
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2046	2,750,000	815,707
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2047	2,865,000	800,473
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	5,775,000	1,031,009
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	11,855,000	11,523,807
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	13,590,000	13,090,142

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4.125%, 12/31/2038	$1,330,000	$1,137,579
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	875,000	855,944
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	600,000	582,148
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	630,000	607,152
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 7/01/2041 (Put Date 7/01/2024)	6,295,000	6,187,240
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2048	3,250,000	2,749,784
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	4,265,000	3,488,582
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	200,000	204,119
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,005,000	803,858
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	790,000	748,395
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	9,770,000	8,862,765
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2038	790,000	799,789
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	200,000	201,209
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	3,115,000	3,085,886
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	6,210,000	5,957,926
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2028	1,850,000	1,894,647
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2029	1,890,000	1,944,893
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2029	1,900,000	1,959,097
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2030	1,905,000	1,965,107

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2030	$1,105,000	$1,142,057
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134A”, 3%, 10/01/2049	8,805,000	8,445,996
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	12,045,000	12,467,252
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2031	720,000	719,021
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2032	475,000	472,603
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2033	505,000	498,695
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2034	510,000	505,580
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	1,575,000	1,618,894
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	6,150,000	6,312,210
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	17,170,000	17,607,504
Philadelphia, PA, “B”, 5%, 2/01/2032	4,130,000	4,386,717
Philadelphia, PA, “B”, 5%, 2/01/2035	3,030,000	3,182,715
Philadelphia, PA, Airport Refunding Rev., “B”, AGM, 5%, 7/01/2042	8,790,000	8,649,089
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	4,200,000	4,268,829
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2042	3,920,000	3,852,529
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	335,000	299,174
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	380,000	330,465
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	180,000	156,150
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	250,000	252,544
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	815,000	816,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	$1,205,000	$1,154,568
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	845,000	850,142
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	820,000	831,225
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	8,505,000	8,404,223
Philadelphia, PA, Authority for Industrial Development University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	7,085,000	7,192,619
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	1,620,000	1,622,656
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	6,530,000	5,669,287
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	350,000	293,287
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	400,000	334,913
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	445,000	372,843
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	1,530,000	1,214,171
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	1,330,000	1,004,864
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	2,290,000	2,322,128
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2035	1,375,000	1,428,844
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036	1,965,000	2,024,549
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	205,000	204,980
Philadelphia, PA, School District, “A”, 4%, 9/01/2037	980,000	877,846
Philadelphia, PA, School District, “A”, 4%, 9/01/2038	1,400,000	1,249,871
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	305,000	309,426

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	$915,000	$923,754
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	805,000	806,032
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 4.25%, 8/31/2053	2,910,000	2,562,999
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,320,000	2,008,981
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	3,440,000	2,959,412
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	65,000	61,137
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2043	500,000	446,043
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,190,000	1,007,057
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	350,000	340,796
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	345,000	323,935
		$317,275,618
Puerto Rico - 2.2%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	$240,138	$231,975
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	1,878,095	1,106,886
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	1,611,004	1,653,154
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	1,584,778	1,637,564
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	3,538,937	3,695,787
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	1,459,691	1,308,372
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	2,865,019	2,489,849
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	1,126,601	945,707
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	1,531,429	1,231,288
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	1,592,259	1,227,600
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	11,815,000	11,847,339

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$335,000	$83,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	3,140,000	785,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	5,075,000	1,268,750
Puerto Rico Electric Power Authority Refunding Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,405,000	1,353,914
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2024	160,000	160,017
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	170,000	170,018
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2025	225,000	222,792
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2026	940,000	928,042
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2029	3,755,000	3,713,685
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2030	2,455,000	2,425,747
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	370,000	364,895
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	7,990,000	1,997,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	1,210,000	302,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	670,000	167,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	320,000	80,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	3,005,000	751,250
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,510,000	1,494,349
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	90,000	90,548
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	375,000	359,264
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	1,540,000	385,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	1,345,000	336,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	$275,000	$68,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	4,105,000	1,026,250
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	765,000	765,356
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	30,000	30,014
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,090,000	1,058,027
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	285,000	71,250
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	645,000	161,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	1,930,000	482,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	2,150,000	537,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	755,000	188,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	2,320,000	580,000
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	1,875,000	468,750
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	1,435,000	1,463,742
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	1,920,000	1,861,672
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	100,000	100,609
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	311,000	299,401
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	766,000	704,781
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,988,000	1,757,514
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	23,782,000	21,512,802
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	5,124,000	4,589,380
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	104,000	88,715

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	$1,435,000	$1,252,531
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	48,000	46,467
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	1,223,000	1,041,368
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	231,000	179,611
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	11,027,000	7,811,832
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	10,791,000	6,914,331
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	7,706,000	1,986,516
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	280,000	280,250
		$102,146,211
Rhode Island - 0.5%
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2034	$365,000	$388,848
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2035	395,000	418,858
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 5%, 11/01/2036	415,000	435,733
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2037	525,000	489,487
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2038	555,000	515,658
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2039	675,000	618,938
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2040	710,000	644,258
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	690,000	709,662
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	555,000	574,754
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	515,000	530,350
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,660,000	1,317,117
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	7,960,000	6,863,557

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	$5,150,000	$4,580,675
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	910,000	870,757
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	3,710,000	3,260,640
		$22,219,292
South Carolina - 1.7%
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	$515,000	$530,108
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,055,000	3,090,312
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	3,425,000	2,931,340
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 5%, 1/01/2052	11,685,000	11,756,444
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	380,000	302,506
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	420,000	279,959
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	4,840,000	4,229,745
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	6,630,000	6,553,157
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	5,260,000	4,965,684
South Carolina Jobs & Economic Development Authority, Hospital Rev. (St. Joseph's/Candler Health System, Inc.), “C”, 5%, 7/01/2032	3,935,000	4,016,783
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	2,060,000	1,644,317
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	790,000	626,261
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	955,000	738,826
South Carolina Patriots Energy Group Finance Agency, Gas Supply Rev., “A-1”, 5.25%, 10/01/2054 (Put Date 8/01/2031)	3,995,000	4,021,066

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	$2,420,000	$2,451,105
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2035	2,680,000	2,479,491
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2037	4,165,000	3,697,215
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2039	4,120,000	3,542,783
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	6,295,000	6,132,944
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.641%, 12/01/2026	6,285,000	5,682,892
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.771%, 12/01/2027	2,910,000	2,570,213
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.923%, 12/01/2028	2,165,000	1,868,424
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.993%, 12/01/2029	1,420,000	1,190,430
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.043%, 12/01/2030	455,000	370,180
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.593%, 12/01/2039	1,550,000	1,450,026
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	3,635,000	3,441,722
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	1,070,000	924,578
		$81,488,511
South Dakota - 0.3%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	$1,570,000	$1,519,054
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 1.245%, 6/01/2025	2,755,000	2,555,157
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 1.495%, 6/01/2026	1,970,000	1,768,154
South Dakota Housing Development Authority, Homeownership Mortgage, “A”, GNMA, 6%, 5/01/2054	3,935,000	4,111,017
South Dakota Housing Development Authority, Homeownership Mortgage, “B”, 4.5%, 11/01/2048 (u)	5,310,000	5,253,976
		$15,207,358
Tennessee - 2.9%
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	$5,505,000	$5,329,683
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	625,000	632,472
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,210,000	2,221,967

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	$4,525,000	$4,592,593
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	7,445,000	6,812,338
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2031	200,000	207,941
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2032	910,000	946,032
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2033	1,380,000	1,434,400
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2034	2,910,000	3,019,993
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2035	3,055,000	3,144,497
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2036	3,205,000	3,271,878
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2037	3,370,000	3,410,176
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2038	3,535,000	3,552,210
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2039	3,710,000	3,714,639
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2040	1,540,000	1,534,282
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	2,115,000	2,148,912
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	135,000	135,516
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Senior Rev., “A”, AGM, 5.25%, 7/01/2053	1,200,000	1,235,710
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Senior Rev., “A”, AGM, 5.25%, 7/01/2056	2,995,000	3,076,828
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Subordinate Rev., “B”, AGM, 5.25%, 7/01/2053	4,795,000	4,926,006
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Subordinate Rev., “B”, AGM, 5.25%, 7/01/2056	5,565,000	5,703,522

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	$1,340,000	$1,374,911
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2052	5,055,000	5,189,726
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2054	7,865,000	7,699,321
Nashville and Davidson County, TN, Health & Education Facilities, Board of Metropolitan Government, Multi-Family Tax-Exempt Mortgage-Backed (Ben Allen Ridge Apartments Project), “A”, 4.75%, 2/01/2048	8,825,696	7,935,082
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	445,000	296,440
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	630,000	398,148
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	380,000	227,249
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	490,000	275,511
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	475,000	250,427
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	570,000	280,346
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	475,000	217,190
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	19,225,000	19,525,994
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	2,210,000	2,216,221
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	18,000,000	17,958,159
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2028	1,580,000	1,655,356
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2029	850,000	891,579
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2029	1,480,000	1,558,184

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2030	$1,720,000	$1,810,740
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2030	1,745,000	1,843,329
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2031	825,000	871,740
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2031	1,855,000	1,966,138
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	685,000	635,571
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	935,000	917,482
Tennessee Housing Development Agency, Residential Finance Program Rev., “2-C”, 4%, 1/01/2045	180,000	178,729
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	1,140,000	1,121,968
		$138,347,136
Texas - 7.0%
Anna, TX, Independent School District, Unlimited Tax School Building, PSF, 4.125%, 2/15/2053	$795,000	$702,927
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	725,000	711,426
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, PSF, 4%, 8/15/2048	1,400,000	1,160,278
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, PSF, 4%, 8/15/2053	1,000,000	810,465
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, PSF, 4.125%, 8/15/2058	1,500,000	1,227,203
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	4,400,000	4,447,956
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), PSF, 4.125%, 8/15/2042	2,915,000	2,571,020
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), PSF, 4.375%, 8/15/2052	3,130,000	2,870,391
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	775,000	787,118
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	4,015,000	4,028,222
Austin, TX, Airport System Rev., 5%, 11/15/2052	1,315,000	1,303,588
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	845,000	842,708
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	565,000	564,268

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	$830,000	$827,565
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	160,000	151,246
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	390,000	382,243
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	250,000	243,221
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	365,000	351,058
Belton, TX, Independent School District, Unlimited Tax School Building Bonds, PSF, 4%, 2/15/2052	2,250,000	1,969,473
Bexar County, TX, Southwest Independent School District, PSF, 4%, 2/01/2053	15,000,000	13,144,476
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	30,000	29,570
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	710,000	533,041
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	65,000	64,702
Brock, TX, Independent School District, Unlimited Tax School Building, PSF, 4%, 8/15/2048	7,975,000	7,004,190
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), PSF, 4.25%, 8/15/2052	2,500,000	2,155,489
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	1,765,000	1,562,780
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	340,000	271,498
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,165,000	834,503
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	355,000	286,915
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	535,000	397,675
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	265,000	217,597
Crowley, TX, Independent School District (Tarrant and Johnson Counties), PSF, 4.25%, 2/01/2053	8,960,000	8,135,714
Cypress-Fairbanks, TX, Independent School District, Unlimited Tax School Building, PSF, 4%, 2/15/2048	2,100,000	1,861,380
Denton County, TX, Lakes Fresh Water Supply District, BAM, 4%, 9/01/2048	5,385,000	4,500,463
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2033	235,000	236,424
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2035	200,000	200,391

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2036	$230,000	$227,504
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2038	390,000	353,577
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.5%, 8/15/2043	1,000,000	928,127
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2047	1,450,000	1,282,216
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2050	2,400,000	2,080,608
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	340,000	339,268
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	515,000	514,870
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	790,000	793,193
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	850,000	856,404
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	555,000	559,143
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	630,000	635,248
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	870,000	874,076
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2032	180,000	177,184
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2033	205,000	200,810
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2034	320,000	313,485
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2035	410,000	398,787
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2036	270,000	256,367
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2038	465,000	424,708
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2048	7,905,000	6,804,040
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2053	5,535,000	4,654,084
Fredericksburg, TX, Independent School District, Unlimited Tax School Building, PSF, 4%, 2/15/2052	4,005,000	3,460,956
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.375%, 9/01/2039	1,280,000	1,215,916
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2042	1,110,000	1,051,224
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2045	1,260,000	1,183,604
Galveston County, TX, Municipal Utility District No. 56, AGM, 4.5%, 6/01/2047	1,600,000	1,441,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harlandale, TX, Independent School District, Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	$3,140,000	$3,082,167
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev., “A”, BAM, 4%, 2/15/2030	925,000	926,052
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	7,825,000	6,655,143
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2035	1,240,000	1,213,418
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2036	2,195,000	2,088,026
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2037	2,970,000	2,772,764
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2038	2,480,000	2,294,576
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2046	1,615,000	1,353,077
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2048	1,755,000	1,442,512
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2050	1,915,000	1,550,968
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	180,000	180,492
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	430,000	431,144
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	710,000	257,273
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,770,000	468,997
Houston, TX, Airport System Refunding Rev., Subordinate Lien, “A”, AGM, 5.25%, 7/01/2053	6,970,000	7,024,160
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,365,000	1,362,141
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	98,377
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	525,000	522,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	$2,175,000	$2,134,412
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	715,000	710,988
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	190,000	149,256
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	630,000	469,358
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,235,000	1,124,179
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	120,000	120,796
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	170,000	166,338
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	190,000	182,993
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	345,000	319,952
Kaufman Country, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,960,000	1,841,408
Kaufman Country, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,370,000	1,282,328
Kaufman Country, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	2,580,000	2,360,168
Kaufman Country, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	1,810,000	1,662,849
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 6/01/2048 (Put Date 6/03/2024)	3,110,000	3,101,522
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2045	1,035,000	888,841
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2047	1,145,000	965,296
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	390,000	389,109
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,400,000	1,300,800
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	420,000	349,487

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	$570,000	$430,811
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	900,000	629,198
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,475,000	966,716
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,155,000	1,955,403
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,527,355
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	280,000	284,062
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	280,000	284,062
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	705,000	715,227
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, PSF, 4%, 6/15/2052	1,375,000	1,147,397
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, PSF, 3%, 8/15/2051	2,645,000	1,742,139
Pflugerville, TX, Combination Tax & Limited Rev., 4%, 8/01/2049	3,185,000	2,716,096
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2035	495,000	481,094
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2037	630,000	588,141
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2038	315,000	287,603
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2039	240,000	217,139
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2040	280,000	250,240
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2041	280,000	246,018
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	14,750,000	11,663,517
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	2,515,000	1,944,278

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	$1,540,000	$843,995
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	1,980,000	1,328,894
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. Taxable (Jefferson Gulf Coast Energy Project), “A”, 6%, 1/01/2025 (n)	7,415,000	6,975,015
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	3,445,000	3,388,198
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	4,720,000	4,833,039
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	295,000	303,296
San Antonio, TX, Water System Junior Lien Rev., “A”, 5.25%, 5/15/2052	15,000,000	15,494,523
Shallowater, TX, Independent School District, Unlimited Tax School Building, PSF, 5.25%, 2/15/2048	1,500,000	1,570,206
Shallowater, TX, Independent School District, Unlimited Tax School Building, PSF, 5.25%, 2/15/2053	2,800,000	2,907,206
Sweetwater, TX, Independent School District, Unlimited Tax School Building, PSF, 4%, 2/15/2053	5,000,000	4,316,202
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	9,115,000	7,333,977
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “D”, 5%, 11/15/2051	6,025,000	5,937,998
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	915,000	883,601
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,090,000	1,009,413
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	7,357,772	4,782,552
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	2,535,000	2,281,033
Tarrant County, TX, Hospital District, 4.25%, 8/15/2053	4,340,000	3,865,211
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2033	160,000	157,818
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2034	200,000	197,624
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2037	160,000	149,488
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2038	135,000	121,934
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2041	160,000	141,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2048	$4,980,000	$4,495,269
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 8/31/2052	2,010,000	1,790,783
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	8,195,000	8,146,924
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 3.5%, 7/01/2052	5,745,000	5,458,634
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	1,895,000	1,883,834
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 5.5%, 9/01/2052	4,635,000	4,762,362
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 5.125%, 9/01/2048	2,000,000	1,998,183
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 3%, 3/01/2052	10,125,000	9,474,225
Texas Highway 380 Municipal Management District No. 1, Unlimited Tax Road, AGM, 4%, 5/01/2048	6,740,000	5,466,139
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	785,000	776,655
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	2,245,000	2,210,821
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	6,230,000	5,934,139
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,180,000	1,182,242
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	940,000	941,505
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	790,000	805,435
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2037	270,000	280,498
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2038	500,000	514,677
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2039	600,000	615,916
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2040	500,000	511,986
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2041	500,000	510,068

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2042	$500,000	$508,505
Texas Rockwall Independent School District, Unlimited Tax School Building, PSF, 4%, 2/15/2053	2,280,000	1,977,232
Texas State Affordable Housing Corp. Single Family Mortgage Rev., “A”, GNMA, 5.5%, 9/01/2053	3,935,000	4,035,566
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,500,000	1,590,004
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,145,000	2,284,049
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,065,000	2,232,731
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	3,225,000	2,938,675
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	360,000	169,687
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	265,000	116,460
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	295,000	121,586
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	295,000	113,967
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	590,000	213,546
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	810,000	273,354
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	665,000	210,346
Texas Water Development Boards State Water Implementation Rev., “A”, 4%, 4/15/2048	3,995,000	3,556,517
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, PSF, 4%, 8/15/2052	2,015,000	1,728,312
		$328,389,692
U.S. Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$285,000	$286,698
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	1,365,000	1,370,204
		$1,656,902

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 0.6%
Salt Lake City, UT, Airport Rev. (Salty Lake City International Airport), “A”, 5.5%, 7/01/2053	$9,000,000	$9,289,381
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	1,450,000	1,380,091
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	790,000	792,517
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	2,750,000	2,677,522
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), “A”, 5%, 5/15/2043	3,935,000	4,001,191
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	543,691	506,584
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	340,181	314,764
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	549,847	486,350
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	2,707,481	2,115,922
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “J”, GNMA, 2.5%, 9/21/2051	10,392,604	8,392,236
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	802,320	682,407
		$30,638,965
Vermont - 0.5%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$815,000	$795,455
Vermont Housing Finance Agency, Multi-Purpose Rev., “A”, GNMA, 6%, 11/01/2053	2,685,000	2,832,439
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	165,000	162,856
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	395,000	401,210
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	170,000	167,820
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	445,000	450,968
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	165,000	162,997
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	170,000	167,948

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3%, 6/15/2035	$4,275,000	$3,751,868
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.375%, 6/15/2036	3,700,000	3,417,921
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	715,000	640,166
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	1,260,000	1,160,395
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2041	7,000,000	6,235,942
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	605,000	496,334
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	995,000	762,441
		$21,606,760
Virginia - 2.2%
Albemarle County, VA, Economic Development Authority, Hospital Facilities Rev. (Sentara Martha Jefferson Hospital), “A”, VRDN, 3.12%, 9/30/2048	$24,705,000	$24,705,000
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	320,000	285,316
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.95%, 8/01/2027 (Put Date 5/01/2024)	975,000	971,014
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	10,345,000	9,384,255
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,075,000	3,200,911
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 3.95%, 9/01/2038 (Put Date 5/01/2024)	815,000	812,402
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	1,715,000	1,587,476
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems Project), RIBS, “B”, ETM, AGM, 3.865%, 8/23/2027	50,000	50,000
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, AGM, 7.655%, 8/23/2027 (p)	2,100,000	2,288,960

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	$3,275,000	$2,991,091
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2055	4,080,000	3,334,844
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	10,590,000	9,313,835
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	145,000	140,599
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	252,000
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	775,000	640,841
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,195,000	1,046,348
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 3.95%, 6/01/2028 (Put Date 5/01/2024)	1,300,000	1,294,686
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	630,000	629,239
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	565,000	551,893
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2027	295,000	297,913
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2028	315,000	319,384
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2029	315,000	320,088
Virginia Housing Development Authority, Rental Housing, “D”, 4.875%, 8/01/2065	22,080,000	20,174,699
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	495,000	498,436
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	164,386
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 5.25%, 7/01/2053	810,000	842,745
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 4.125%, 7/01/2058	4,195,000	3,599,053

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 4.375%, 7/01/2063	$11,360,000	$10,109,290
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	925,000	800,088
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.375%, 7/01/2063	4,050,000	3,560,160
		$104,166,952
Washington - 2.1%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2041	$10,225,000	$10,362,405
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	10,030,000	8,787,812
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,485,000	1,504,532
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	1,900,000	1,869,584
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	3,645,000	3,467,930
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	4,220,000	3,814,945
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,185,000	993,716
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2038	7,865,000	7,978,148
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	3,165,000	3,217,150
Seattle, WA, Port Rev., 4%, 4/01/2044	1,260,000	1,084,226
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	4,045,000	4,032,058
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	1,970,000	1,952,435
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	5,005,000	4,921,271
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	395,000	401,135
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2034	1,080,000	1,076,247
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	395,000	389,849
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,345,000	1,264,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	$5,100,000	$4,073,409
Washington Higher Education Facilities Authority Refunding Rev., (Gonzaga University Project), 4%, 4/01/2041	2,380,000	2,059,477
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	9,440,000	9,459,548
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	6,280,000	6,290,339
Washington State Housing Finance Commission Municipal Certificates, “A”, 3.5%, 12/20/2035	16,012,517	13,835,432
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2043	1,045,000	1,019,310
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	920,000	873,617
Washington State Housing Finance Commission, Single Family Rev., “1N”, GNMA, 3%, 12/01/2049	4,925,000	4,651,238
		$99,380,622
West Virginia - 0.4%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,040,000	$878,279
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	2,280,000	2,083,443
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	3,610,000	3,318,920
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	2,625,000	2,373,773
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	2,470,000	2,280,634
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 8/31/2038	665,000	638,461
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 8/31/2039	200,000	189,494
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	5,505,000	4,633,106
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	505,000	469,753
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	480,000	423,498

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	$535,000	$548,212
		$17,837,573
Wisconsin - 3.6%
University of Wisconsin Hospitals and Clinics Authority Rev. (Green Bonds), “B”, 4%, 4/01/2051	$10,905,000	$9,087,488
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	515,000	342,557
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	785,000	496,582
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	750,000	449,922
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,120,000	634,031
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,150,000	613,436
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	1,865,000	936,253
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,025,000	959,830
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	2,200,000	983,943
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	950,000	400,700
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2031	390,000	272,296
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	525,000	349,209
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	505,000	319,457
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	470,000	281,951
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	600,000	339,660
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	580,000	309,385
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	585,000	293,677
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	600,000	284,394
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	560,000	250,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	$140,000	$59,051
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	17,300,000	15,331,758
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5.5%, 12/01/2052	4,335,000	4,428,957
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2036	945,000	878,272
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2037	870,000	794,194
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2042	2,315,000	1,880,980
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	635,000	582,420
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2050	2,260,000	1,662,522
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	505,000	445,228
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	510,000	440,107
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	1,810,000	1,423,033
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	2,230,000	1,515,462
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	3,845,000	2,418,870
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	645,000	525,947
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,445,000	1,087,067
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	6,435,000	4,601,477
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047	2,690,000	2,629,424
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2036	1,000,000	1,020,732
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	1,205,000	1,217,329
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2039	250,000	249,217

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2043	$1,000,000	$974,046
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	785,000	785,046
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,430,000	1,321,153
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,505,930
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	160,000	148,482
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	485,000	421,916
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	335,000	286,874
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	95,000	93,283
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	95,000	94,797
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	495,000	435,539
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	695,000	598,065
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	665,000	573,898
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,045,000	908,584
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	1,755,000	1,611,310
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	935,000	909,026
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	650,000	545,774
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	25,000	24,501
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	130,000	120,160
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	175,000	146,915

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	$520,000	$470,112
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	585,000	510,889
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	6,320,000	5,278,457
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	1,475,000	1,230,287
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,345,000	1,018,850
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	4,715,000	3,194,042
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	2,245,000	1,465,612
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	10,340,000	7,897,175
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	4,090,000	3,123,738
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	190,000	168,463
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	4,400,000	3,914,972
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.5%, 7/01/2052	5,510,000	5,755,591
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.625%, 7/01/2055	4,225,000	4,447,604
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	795,000	756,719
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	190,000	153,759
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	260,000	196,918

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	$730,000	$526,191
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	295,000	232,049
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	395,000	299,586
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	1,180,000	1,107,764
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	885,000	796,453
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	2,215,000	1,940,816
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	1,860,000	1,580,736
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	390,000	392,938
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	360,000	364,166
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	295,000	299,208
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	585,000	594,728
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	5,460,000	3,666,624
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	295,000	292,954
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	635,000	539,549
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	550,000	452,569
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	620,000	501,126

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2053 (n)	$4,715,000	$4,564,585
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2063 (n)	1,815,000	1,717,643
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), 5%, 7/01/2036	395,000	402,107
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	4,720,000	4,648,720
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	2,810,000	2,744,233
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	3,935,000	3,835,625
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	335,000	270,950
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,310,000	957,925
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	2,315,000	1,600,360
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	335,000	282,880
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,125,000	865,067
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 4%, 10/01/2052	7,495,000	6,346,987
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “E”, VRDN, 3.88%, 10/01/2044	15,810,000	15,810,000
		$169,520,302

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wyoming - 0.2%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2037	$160,000	$146,301
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050	5,960,000	5,803,056
Wyoming Community Development Authority, Housing Rev., GNMA, 3.5%, 6/01/2052	3,770,000	3,595,191
		$9,544,548
Total Municipal Bonds (Identified Cost, $5,028,982,739)		$4,579,988,903
Other Municipal Bonds – 1.0%
Multi-Family Housing Revenue – 1.0%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.527%, 4/30/2039 (n)	$9,275,000	$7,178,858
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	11,705,364	10,606,487
Freddie Mac, 2.625%, 6/15/2035 (n)	13,290,000	10,649,066
Freddie Mac, 4.14%, 1/25/2040	15,956,015	13,992,698
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.219%, 7/24/2041 (i)(n)	12,461,996	1,185,913
FRETE 2022-ML13 Trust, “X-CA”, 0.954%, 7/25/2036 (i)	36,349,354	2,015,859
FRETE 2023-ML16 Trust, “X-CA”, 4.632%, 7/25/2038	3,014,446	2,700,320
Total Other Municipal Bonds (Identified Cost, $53,902,499)		$48,329,201
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$6,276,000	$5,651,168
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	4,770,000	3,999,823
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	670,000	521,609
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,726,000	1,967,289
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	2,925,000	1,442,564
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	19,288,075	6,340,677
		$19,923,130
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$385,000	$303,669
Total Bonds (Identified Cost, $22,312,449)		$20,226,799

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $4,100,153)	$6,910,575	$3,584,861
Investment Companies (h) - 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $12,921,864)	12,923,215	$12,925,799

Other Assets, Less Liabilities - 0.6%		26,688,223
Net Assets - 100.0%		$4,691,743,786

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,925,799 and $4,652,129,764, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $312,799,556, representing 6.7% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/15	$50,752	$4,142
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/17	331,061	27,069

Portfolio of Investments (unaudited) – continued
Restricted Securities - continued	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	11/15/17	$490,570	$40,808
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/15	89,586	7,455
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/21	9,313,021	6,790,448
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,798,062	2,769,300
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,789,967	2,714,666
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,458,339	2,466,680
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/21	2,379,988	1,690,386
Total Restricted Securities			$16,510,954
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 9/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $5,109,297,840)	$4,652,129,764
Investments in affiliated issuers, at value (identified cost, $12,921,864)	12,925,799
Cash	34,589
Receivables for
Investments sold	4,992,377
Fund shares sold	15,515,372
Interest	57,710,547
Other assets	22,115
Total assets	$4,743,330,563
Liabilities
Payables for
Distributions	$2,540,398
When-issued investments purchased	10,507,930
Fund shares reacquired	11,985,020
Interest expense and fees	254,777
Payable to the holders of the floating rate certificates	25,010,000
Payable to affiliates
Investment adviser	136,524
Administrative services fee	5,084
Shareholder servicing costs	711,364
Distribution and service fees	42,529
Accrued expenses and other liabilities	393,151
Total liabilities	$51,586,777
Net assets	$4,691,743,786
Net assets consist of
Paid-in capital	$5,314,793,462
Total distributable earnings (loss)	(623,049,676)
Net assets	$4,691,743,786
Shares of beneficial interest outstanding	613,497,018

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,852,066,152	242,097,279	$7.65
Class B	1,456,080	189,983	7.66
Class C	54,526,507	7,100,708	7.68
Class I	1,765,591,693	230,922,256	7.65
Class R6	765,056,020	100,138,251	7.64
Class A1	252,995,150	33,041,733	7.66
Class B1	52,184	6,808	7.67

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $7.99 [100 / 95.75 x $7.65] and $8.00 [100 / 95.75 x $7.66], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 9/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$93,237,657
Dividends from affiliated issuers	2,509,361
Total investment income	$95,747,018
Expenses
Management fee	$8,829,862
Distribution and service fees	2,717,104
Shareholder servicing costs	1,478,582
Administrative services fee	310,117
Independent Trustees' compensation	39,691
Custodian fee	191,056
Shareholder communications	72,796
Audit and tax fees	36,528
Legal fees	30,105
Interest expense and fees	723,397
Miscellaneous	232,956
Total expenses	$14,662,194
Fees paid indirectly	(2,028)
Reduction of expenses by investment adviser and distributor	(303,134)
Net expenses	$14,357,032
Net investment income (loss)	$81,389,986
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(10,862,358)
Affiliated issuers	(26,251)
Net realized gain (loss)	$(10,888,609)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(272,251,848)
Affiliated issuers	(22,527)
Net unrealized gain (loss)	$(272,274,375)
Net realized and unrealized gain (loss)	$(283,162,984)
Change in net assets from operations	$(201,772,998)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23
Change in net assets
From operations
Net investment income (loss)	$81,389,986	$132,055,116
Net realized gain (loss)	(10,888,609)	(177,993,608)
Net unrealized gain (loss)	(272,274,375)	(94,557,739)
Change in net assets from operations	$(201,772,998)	$(140,496,231)
Total distributions to shareholders	$(83,435,879)	$(134,897,656)
Change in net assets from fund share transactions	$279,850,676	$(1,028,517,483)
Total change in net assets	$(5,358,201)	$(1,303,911,370)
Net assets
At beginning of period	4,697,101,987	6,001,013,357
At end of period	$4,691,743,786	$4,697,101,987
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.12	$8.54	$9.09	$8.68	$8.77	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.22	$0.20	$0.23	$0.26	$0.32
Net realized and unrealized gain (loss)	(0.47)	(0.41)	(0.55)	0.41	(0.09)	0.11
Total from investment operations	$(0.34)	$(0.19)	$(0.35)	$0.64	$0.17	$0.43
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.23)	$(0.20)	$(0.23)	$(0.26)	$(0.29)
Net asset value, end of period (x)	$7.65	$8.12	$8.54	$9.09	$8.68	$8.77
Total return (%) (r)(s)(t)(x)	(4.21)(n)	(2.18)	(4.01)	7.43	1.88	5.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.77	0.73	0.74	0.78	0.77
Expenses after expense reductions (f)	0.74(a)	0.76	0.71	0.73	0.77	0.75
Net investment income (loss)	3.23(a)	2.74	2.16	2.57	2.89	3.74
Portfolio turnover	8(n)	35	14	24	23	19
Net assets at end of period (000 omitted)	$1,852,066	$1,888,158	$3,370,745	$3,166,883	$2,386,528	$1,683,822
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.71(a)	0.72	0.70	0.72	0.73	0.73
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.13	$8.56	$9.10	$8.69	$8.78	$8.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.16	$0.13	$0.17	$0.20	$0.26
Net realized and unrealized gain (loss)	(0.47)	(0.42)	(0.54)	0.40	(0.10)	0.10
Total from investment operations	$(0.37)	$(0.26)	$(0.41)	$0.57	$0.10	$0.36
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.17)	$(0.13)	$(0.16)	$(0.19)	$(0.23)
Net asset value, end of period (x)	$7.66	$8.13	$8.56	$9.10	$8.69	$8.78
Total return (%) (r)(s)(t)(x)	(4.56)(n)	(3.01)	(4.61)	6.63	1.14	4.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.52	1.48	1.49	1.53	1.52
Expenses after expense reductions (f)	1.50(a)	1.51	1.46	1.48	1.52	1.50
Net investment income (loss)	2.48(a)	2.01	1.42	1.87	2.19	2.99
Portfolio turnover	8(n)	35	14	24	23	19
Net assets at end of period (000 omitted)	$1,456	$1,834	$2,790	$4,777	$7,843	$12,579
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47(a)	1.47	1.45	1.46	1.48	1.48
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.15	$8.57	$9.12	$8.71	$8.80	$8.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.16	$0.13	$0.17	$0.19	$0.26
Net realized and unrealized gain (loss)	(0.47)	(0.41)	(0.55)	0.40	(0.09)	0.11
Total from investment operations	$(0.37)	$(0.25)	$(0.42)	$0.57	$0.10	$0.37
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.17)	$(0.13)	$(0.16)	$(0.19)	$(0.23)
Net asset value, end of period (x)	$7.68	$8.15	$8.57	$9.12	$8.71	$8.80
Total return (%) (r)(s)(t)(x)	(4.54)(n)	(2.89)	(4.71)	6.62	1.13	4.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.52	1.48	1.49	1.53	1.52
Expenses after expense reductions (f)	1.50(a)	1.51	1.46	1.48	1.52	1.50
Net investment income (loss)	2.48(a)	2.01	1.42	1.86	2.16	2.99
Portfolio turnover	8(n)	35	14	24	23	19
Net assets at end of period (000 omitted)	$54,527	$66,358	$90,334	$113,569	$155,843	$151,636
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47(a)	1.47	1.45	1.46	1.48	1.48
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.11	$8.54	$9.08	$8.67	$8.76	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.22	$0.25	$0.28	$0.34
Net realized and unrealized gain (loss)	(0.46)	(0.42)	(0.54)	0.41	(0.09)	0.10
Total from investment operations	$(0.32)	$(0.18)	$(0.32)	$0.66	$0.19	$0.44
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.25)	$(0.22)	$(0.25)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$7.65	$8.11	$8.54	$9.08	$8.67	$8.76
Total return (%) (r)(s)(t)(x)	(3.97)(n)	(2.06)	(3.66)	7.70	2.13	5.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51(a)	0.52	0.48	0.49	0.53	0.52
Expenses after expense reductions (f)	0.49(a)	0.51	0.46	0.48	0.52	0.51
Net investment income (loss)	3.48(a)	3.03	2.41	2.82	3.15	3.99
Portfolio turnover	8(n)	35	14	24	23	19
Net assets at end of period (000 omitted)	$1,765,592	$1,709,032	$1,498,236	$1,389,505	$1,042,592	$870,855
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.46(a)	0.47	0.45	0.47	0.48	0.48
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.11	$8.53	$9.08	$8.67	$8.76	$8.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.23	$0.26	$0.29	$0.35
Net realized and unrealized gain (loss)	(0.46)	(0.42)	(0.56)	0.41	(0.09)	0.11
Total from investment operations	$(0.32)	$(0.17)	$(0.33)	$0.67	$0.20	$0.46
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.25)	$(0.22)	$(0.26)	$(0.29)	$(0.32)
Net asset value, end of period (x)	$7.64	$8.11	$8.53	$9.08	$8.67	$8.76
Total return (%) (r)(s)(t)(x)	(4.06)(n)	(1.87)	(3.71)	7.78	2.21	5.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44(a)	0.45	0.41	0.42	0.46	0.45
Expenses after expense reductions (f)	0.43(a)	0.44	0.39	0.41	0.45	0.43
Net investment income (loss)	3.54(a)	3.10	2.48	2.90	3.22	4.06
Portfolio turnover	8(n)	35	14	24	23	19
Net assets at end of period (000 omitted)	$765,056	$747,221	$702,294	$605,320	$591,947	$491,400
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.40(a)	0.40	0.38	0.39	0.41	0.41
See Notes to Financial Statements

Financial Highlights – continued
Class A1	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.12	$8.55	$9.10	$8.69	$8.78	$8.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.22	$0.25	$0.28	$0.34
Net realized and unrealized gain (loss)	(0.46)	(0.42)	(0.55)	0.41	(0.09)	0.12
Total from investment operations	$(0.32)	$(0.18)	$(0.33)	$0.66	$0.19	$0.46
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.25)	$(0.22)	$(0.25)	$(0.28)	$(0.32)
Net asset value, end of period (x)	$7.66	$8.12	$8.55	$9.10	$8.69	$8.78
Total return (%) (r)(s)(t)(x)	(3.96)(n)	(2.04)	(3.76)	7.70	2.14	5.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51(a)	0.52	0.48	0.49	0.53	0.52
Expenses after expense reductions (f)	0.49(a)	0.51	0.46	0.48	0.52	0.51
Net investment income (loss)	3.48(a)	3.02	2.42	2.85	3.18	3.99
Portfolio turnover	8(n)	35	14	24	23	19
Net assets at end of period (000 omitted)	$252,995	$284,440	$336,545	$381,748	$421,338	$454,350
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.46(a)	0.47	0.45	0.47	0.48	0.48
See Notes to Financial Statements

Financial Highlights – continued
Class B1	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.13	$8.56	$9.10	$8.69	$8.78	$8.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.18	$0.15	$0.19	$0.22	$0.28
Net realized and unrealized gain (loss)	(0.46)	(0.42)	(0.54)	0.40	(0.09)	0.10
Total from investment operations	$(0.35)	$(0.24)	$(0.39)	$0.59	$0.13	$0.38
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.19)	$(0.15)	$(0.18)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$7.67	$8.13	$8.56	$9.10	$8.69	$8.78
Total return (%) (r)(s)(t)(x)	(4.31)(n)	(2.77)	(4.38)	6.90	1.38	4.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.52	1.48	1.49	1.53	1.52
Expenses after expense reductions (f)	1.25(a)	1.26	1.21	1.23	1.27	1.25
Net investment income (loss)	2.73(a)	2.27	1.62	2.12	2.45	3.24
Portfolio turnover	8(n)	35	14	24	23	19
Net assets at end of period (000 omitted)	$52	$60	$69	$34	$58	$91
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.22(a)	1.22	1.20	1.21	1.23	1.23

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,631,902,965	$—	$4,631,902,965
U.S. Corporate Bonds	—	20,226,799	—	20,226,799
Mutual Funds	12,925,799	—	—	12,925,799
Total	$12,925,799	$4,652,129,764	$—	$4,665,055,563
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters and primary market inverse floaters, both of which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At September 30, 2023, the fund’s payable to the holders of the floating rate certificates was $25,010,000 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 4.01%. For the six months ended September 30, 2023, the average payable to the holders of the settled floating rate certificates was $35,139,098 at a weighted average interest rate of 3.93%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the six months ended September 30, 2023, the related interest expense and fees amounted to $711,805 which is included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are presented as fund investments and are not accounted for as secured borrowings.

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the

Notes to Financial Statements (unaudited) - continued
terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/23
Ordinary income (including any short-term capital gains)	$8,927,565
Tax-exempt income	125,970,091
Total distributions	$134,897,656

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/23
Cost of investments	$5,098,210,201
Gross appreciation	13,373,115
Gross depreciation	(471,537,753)
Net unrealized appreciation (depreciation)	$(458,164,638)
As of 3/31/23
Undistributed tax-exempt income	25,943,964
Capital loss carryforwards	(163,708,868)
Other temporary differences	(12,886,286)
Net unrealized appreciation (depreciation)	(187,189,609)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(75,382,866)
Long-Term	(88,326,002)
Total	$(163,708,868)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and B1 shares will convert to Class A and A1 shares, respectively, approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 9/30/23	Year ended 3/31/23
Class A	$31,722,385	$58,735,121
Class B	21,418	45,495
Class C	791,509	1,538,014
Class I	32,009,558	44,058,443
Class R6	14,000,898	21,227,438
Class A1	4,889,317	9,291,680
Class B1	794	1,465
Total	$83,435,879	$134,897,656

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2024. For the six months ended September 30, 2023, this management fee reduction amounted to $302,786, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2023 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6	A1	B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the six months ended September 30, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $26,257 and $146 for the six months ended September 30, 2023, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and

Notes to Financial Statements (unaudited) - continued
another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,399,501
Class B	0.75%	0.25%	1.00%	1.00%	8,365
Class C	0.75%	0.25%	1.00%	1.00%	308,955
Class B1	0.75%	0.25%	1.00%	0.75%	283
Total Distribution and Service Fees					$2,717,104
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2023 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the six months ended September 30, 2023, this reduction amounted to $71 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2023, this rebate amounted to $277 for Class A shares, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A and Class A1  shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2023, were as follows:
Amount
Class A	$69,521
Class B	324
Class C	2,296
Class A1	—
Class B1	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2023, the fee was $76,931, which equated to 0.0032% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other

Notes to Financial Statements (unaudited) - continued
shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,401,651.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended September 30, 2023 was equivalent to an annual effective rate of 0.0129% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,162 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended September 30, 2023.  The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 24 shares of Class R6 for an aggregate amount of $200.
At September 30, 2023, MFS held approximately 83% of the outstanding shares of Class B1.
During the six months ended September 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $10,200,335.
(4) Portfolio Securities
For the six months ended September 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $765,970,479 and $376,001,665, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	32,783,704	$263,049,316	98,284,339	$797,054,723
Class B	—	—	5,526	44,658
Class C	322,388	2,599,356	1,468,132	11,839,413
Class I	54,068,527	434,501,080	156,596,680	1,264,571,253
Class R6	20,795,266	166,403,977	59,236,837	476,571,226
Class A1	28,097	226,716	156,903	1,270,701
	107,997,982	$866,780,445	315,748,417	$2,551,351,974
Shares issued to shareholders in reinvestment of distributions
Class A	3,850,819	$30,667,351	6,916,062	$55,945,063
Class B	2,674	21,347	5,455	44,109
Class C	91,065	728,425	171,393	1,387,960
Class I	2,471,061	19,659,068	3,653,641	29,457,906
Class R6	1,665,081	13,241,535	2,524,493	20,334,074
Class A1	533,627	4,255,911	1,006,421	8,124,770
Class B1	99	794	181	1,465
	8,614,426	$68,574,431	14,277,646	$115,295,347
Shares reacquired
Class A	(27,163,822)	$(217,675,419)	(267,143,600)	$(2,188,092,837)
Class B	(38,285)	(307,282)	(111,476)	(903,972)
Class C	(1,457,291)	(11,725,250)	(4,032,515)	(32,685,715)
Class I	(36,291,634)	(289,644,325)	(125,110,537)	(1,010,153,693)
Class R6	(14,504,762)	(115,898,670)	(51,923,278)	(418,694,789)
Class A1	(2,533,034)	(20,248,357)	(5,523,112)	(44,626,055)
Class B1	(610)	(4,897)	(960)	(7,743)
	(81,989,438)	$(655,504,200)	(453,845,478)	$(3,695,164,804)

Notes to Financial Statements (unaudited) - continued
	Six months ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	9,470,701	$76,041,248	(161,943,199)	$(1,335,093,051)
Class B	(35,611)	(285,935)	(100,495)	(815,205)
Class C	(1,043,838)	(8,397,469)	(2,392,990)	(19,458,342)
Class I	20,247,954	164,515,823	35,139,784	283,875,466
Class R6	7,955,585	63,746,842	9,838,052	78,210,511
Class A1	(1,971,310)	(15,765,730)	(4,359,788)	(35,230,584)
Class B1	(511)	(4,103)	(779)	(6,278)
	34,622,970	$279,850,676	(123,819,415)	$(1,028,517,483)
Effective June 1, 2019, purchases of the fund’s Class B and Class B1 shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2023, the fund’s commitment fee and interest expense were $11,581 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$134,031,504	$497,173,259	$618,230,186	$(26,251)	$(22,527)	$12,925,799

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,509,361	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related

Notes to Financial Statements (unaudited) - continued
investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Board Review of Investment Advisory Agreement
MFS Municipal Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by

Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.3 billion, $2 billion, $5 billion and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
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1-800-343-2829
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1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
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Semiannual Report
September 30, 2023
MFS®  Municipal
Intermediate Fund
MIU-SEM

MFS® Municipal
Intermediate Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	10.1%
Healthcare Revenue - Long-Term Care	8.8%
Universities - Colleges	7.9%
Multi-Family Housing Revenue	7.0%
Student Loan Revenue	7.0%
Utilities - Investor Owned	6.3%
Housing - Single Family	6.3%
Utilities - Other	6.0%
Airport Revenue	4.5%
Secondary Schools	3.8%
Composition including fixed income credit quality (a)(i)
AAA	8.8%
AA	19.5%
A	32.0%
BBB	25.0%
BB	6.1%
B	0.3%
CCC	0.1%
CC (o)	0.0%
Not Rated	7.2%
Cash & Cash Equivalents	1.0%
Portfolio facts
Average Duration (d)	6.0
Average Effective Maturity (m)	9.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
1

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
April 1, 2023 through September 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2023 through September 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/23	Ending Account Value 9/30/23	Expenses Paid During Period (p) 4/01/23-9/30/23
A	Actual	0.70%	$1,000.00	$967.02	$3.44
	Hypothetical (h)	0.70%	$1,000.00	$1,021.50	$3.54
C	Actual	1.45%	$1,000.00	$963.37	$7.12
	Hypothetical (h)	1.45%	$1,000.00	$1,017.75	$7.31
I	Actual	0.45%	$1,000.00	$968.25	$2.21
	Hypothetical (h)	0.45%	$1,000.00	$1,022.75	$2.28
R6	Actual	0.38%	$1,000.00	$968.44	$1.87
	Hypothetical (h)	0.38%	$1,000.00	$1,023.10	$1.92
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.1%
Alabama - 4.4%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	$355,000	$349,757
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	495,000	493,717
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	185,000	174,432
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	352,405
Black Belt Energy Gas District, AL, Gas Supply Rev., “B”, 5.25%, 12/01/2053 (Put Date 12/01/2030)	250,000	256,428
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	306,749
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	1,000,000	981,937
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	1,110,000	997,656
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	750,000	697,564
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	215,000	220,634
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	480,000	479,427
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,000,000	1,006,490
		$6,317,196
Alaska - 0.3%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$360,000	$371,953
Arizona - 3.6%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 4.5%, 7/01/2033	$515,000	$497,219
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 4.43%, 7/01/2033	500,000	466,465
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2026	125,000	126,681
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	$1,255,000	$1,269,006
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	155,000	152,565
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	5,000	3,753
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	13,081
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4.125%, 12/01/2035 (Put Date 11/01/2023)	1,500,000	1,499,290
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	200,000	201,924
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	245,000	241,015
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.25%, 6/14/2038	500,000	476,803
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	235,552
		$5,183,354
Arkansas - 0.1%
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	$125,000	$120,231
California - 3.3%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$770,000	$768,184
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	530,000	526,762
California Municipal Finance Authority Refunding Rev. (William Jessup University), 5%, 8/01/2027	500,000	490,426
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2034	1,000,000	1,103,684
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	50,000	49,637
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2032 (n)	500,000	504,865
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, Charter School Rev. (Partnerships to Uplift Communities Project), 5%, 8/01/2033	$715,000	$714,126
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	86,681
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	90,677
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	122,035
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	82,096
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	221,000	224,198
		$4,763,371
Colorado - 1.4%
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	$125,000	$121,544
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2037	1,000,000	1,033,151
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2031	750,000	789,323
		$1,944,018
Connecticut - 3.0%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$1,000,000	$929,171
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2031	1,530,000	1,567,926
Connecticut Higher Education Supplemental Loan Authority, “B”, 5%, 11/15/2024	250,000	251,393
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	610,000	624,418
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5%, 10/01/2035 (n)	890,000	874,259
		$4,247,167
District of Columbia - 1.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$207,515
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	88,430
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	260,000	247,854
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 9/30/2034	$1,000,000	$992,864
		$1,536,663
Florida - 5.3%
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	$500,000	$447,969
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	500,000	443,156
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Hampton Point Apartments), “E”, 5%, 5/01/2026 (Put Date 5/01/2025)	400,000	403,096
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	450,000	454,829
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Quail Roost Transit Village I), HUD Section 8, 5%, 9/01/2026 (Put Date 9/01/2025)	500,000	502,518
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	1,000,000	1,021,086
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	882,068
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033	350,000	354,922
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	300,000	290,060
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.5%, 9/01/2038	1,000,000	1,075,799
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	79,019
Pompano Beach, FL, Rev. (John Knox Village Project), “A”, 4%, 9/01/2036	550,000	465,787
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	180,819
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.375%, 5/01/2033	1,000,000	972,126
		$7,573,254
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 4.0%
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	$505,000	$487,338
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	250,000	243,735
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	991,757
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	775,000	770,024
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	500,000	499,067
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	455,000	459,746
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2037	250,000	262,000
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2038	250,000	259,880
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2039	250,000	258,794
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2040	500,000	515,557
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	947,352
		$5,695,250
Guam - 1.1%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$100,000	$100,423
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	4,985
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	4,967
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	30,000	24,279
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	266,106
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	58,569
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	153,460
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.699%, 10/01/2026	25,000	22,487
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	55,000	43,785
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$65,000	$65,004
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	109,944
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	132,978
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	365,282
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	282,742
		$1,635,011
Idaho - 0.0%
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project), “A”, 0.7%, 7/01/2024	$60,000	$58,380
Illinois - 5.5%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$245,000	$211,502
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	70,000	70,715
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2041	1,000,000	1,003,874
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2030	500,000	506,521
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	225,000	184,902
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	45,216
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	145,000	146,128
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	45,000	45,979
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	1,000,000	1,012,660
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	100,000	103,857
Chicago, IL, Midway Airport Rev., “A”, 5%, 1/01/2026	135,000	136,315
Chicago, IL, Multi-Family Housing Rev. (Covent Apartments Project), 4%, 9/01/2025 (Put Date 9/01/2024)	132,750	131,716
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2033	400,000	418,067
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2034	200,000	208,186
East Moline, IL, General Obligation, Taxable, BAM, 1.665%, 1/15/2025	250,000	236,308
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2032	655,000	634,870
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	63,873
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.625%, 5/15/2030	$855,000	$842,669
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-2”, 5.25%, 11/15/2027	60,000	58,932
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-3”, 4.75%, 11/15/2027	120,000	117,407
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	75,000	33,937
Illinois Finance Authority Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 4/30/2040 (Put Date 9/01/2028)	250,000	243,043
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	5,000	3,807
Illinois Highway Authority, Toll Rev., “A”, 5%, 1/01/2040	110,000	110,164
Illinois Housing Development Authority Multi-Family Housing Rev. (South Shore), GNMA, 4%, 6/01/2026 (Put Date 6/01/2025)	325,000	320,151
Illinois Housing Development Authority, Multi-Family Housing Rev. (Berry Manor), 4%, 9/01/2025 (Put Date 9/01/2024)	500,000	495,710
Southern Illinois University Housing and Auxiliary Facilities System Refunding Rev., “A”, 5%, 4/01/2032	200,000	207,267
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	156,492
State of Illinois, Sales Tax Rev., “A”, 5%, 6/15/2027	125,000	127,341
		$7,877,609
Indiana - 2.6%
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	$100,000	$94,736
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	27,742
Indiana Finance Authority Student Housing Rev. (CHF - Tippecanoe, LLC - Student Housing Project), “A”, 5%, 6/01/2038	800,000	798,299
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	200,530
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 5%, 1/01/2030	500,000	522,167
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 5%, 7/01/2030	285,000	298,488
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	1,000,000	1,010,811
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	750,000	730,458
		$3,683,231
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.5%
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 11/30/2033	$600,000	$597,170
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	5,000	4,615
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	115,000	83,624
		$685,409
Kansas - 1.0%
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), “B”, 5%, 11/15/2054 (Put Date 11/15/2028)	$530,000	$553,895
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), ETM, “B”, 5%, 11/15/2054 (Prerefunded 11/15/2028)	70,000	74,153
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	125,000	121,958
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	750,000	722,577
		$1,472,583
Kentucky - 0.6%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	$105,000	$99,401
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2031	500,000	506,684
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2024	10,000	10,094
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 5/31/2040 (Put Date 9/01/2028)	275,000	267,347
		$883,526
Louisiana - 0.1%
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	$200,000	$201,991
Maine - 0.7%
State Maine Housing Authority Mortgage Purchase, “B”, 3.125%, 11/15/2054 (Put Date 5/01/2024)	$1,000,000	$992,726
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - 0.8%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2038	$450,000	$421,094
Chestertown, MD, Economic Development Rev., Taxable (Washington College Project), “B”, 1.78%, 3/01/2024	550,000	539,714
Maryland Health & Higher Educational Facilities Authority Rev. (Pooled Loan Program), “B”, VRDN, 3.1%, 3/31/2035	215,000	215,000
		$1,175,808
Massachusetts - 2.0%
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	$100,000	$96,837
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 9/30/2036	500,000	500,784
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	79,217
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	45,000	41,400
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “B”, 4.25%, 7/01/2044	375,000	347,485
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	315,000	265,127
Massachusetts Housing Finance Agency, “D-3”, FHA, 3.35%, 6/01/2027	1,000,000	956,866
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	500,000	513,449
		$2,801,165
Michigan - 2.4%
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), “A”, AGM, 5%, 6/30/2033	$100,000	$99,361
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	325,000	329,589
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	30,000	30,171
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	35,000	35,077
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	20,095
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$45,000	$45,122
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	515,000	513,940
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	110,000	103,410
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	370,000	378,344
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 5/31/2053 (Put Date 6/03/2030)	1,000,000	953,566
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/29/2035	1,000,000	953,205
		$3,461,880
Minnesota - 2.1%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$117,284
Minneapolis, MN, Health Care System Rev. (Allina Health System), “B”, 5%, 11/15/2053 (Put Date 11/15/2030)	910,000	952,218
Minnesota Housing Finance Agency, Rental Housing, “C”, GNMA, 3.8%, 2/01/2025	145,000	143,042
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	225,000	211,687
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2042	1,000,000	867,517
St. Paul, MN, Housing & Redevelopment Authority, Multi-Family Housing Rev. (Dale Street Project), 3.5%, 12/01/2025 (Put Date 6/01/2024)	750,000	742,529
		$3,034,277
Mississippi - 0.1%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$65,201
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	85,000	80,139
		$145,340
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 0.9%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$149,700
Missouri Health & Educational Facilities Authority Health Facilities Rev. (Saint Luke's Health System, Inc.), 5%, 11/15/2029	655,000	666,718
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	118,528
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding Rev., Taxable, “A”, 5%, 12/01/2027	220,000	215,310
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	100,000	89,668
		$1,239,924
Nevada - 0.4%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$455,000	$461,004
Nevada Housing Division, Multi-Unit Housing Rev. (Woodcreek Apartments), 5%, 12/01/2025 (Put Date 12/01/2024)	140,000	140,530
		$601,534
New Hampshire - 1.0%
National Finance Authority, NV, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 12/01/2042	$1,070,000	$1,126,803
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	105,000	105,762
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	275,930	255,508
		$1,488,073
New Jersey - 3.8%
Atlantic City, NJ, Tax Appeal Refunding Bonds, 5%, 12/01/2024	$85,000	$84,410
Monmouth County, NJ, Improvement Authority Rev., Governmental Pooled Loan Project Notes, 4%, 3/15/2024	1,000,000	1,000,341
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,000,000	1,059,918
New Jersey Economic Development Authority Rev. (School Facilities Construction), “SSS”, 5%, 6/15/2035 (w)	1,000,000	1,032,721
New Jersey Economic Development Authority, Water Facilities Rev. (AmericanWater Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	260,000	247,035
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	600,000	567,563
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$65,000	$66,680
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2028	54,000	56,600
Salem Country, NJ, Pollution Control Financing Authority Rev. (Philadelphia Electric Co. Project), “A”, 4.45%, 3/01/2025 (Put Date 3/01/2025)	500,000	496,680
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5%, 11/01/2036	410,000	433,546
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5%, 11/01/2037	375,000	392,736
		$5,438,230
New Mexico - 1.2%
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$1,000,000	$969,953
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	555,000	588,461
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	110,000	111,839
		$1,670,253
New York - 4.9%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2032	$300,000	$304,951
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5%, 7/01/2036	750,000	758,171
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	330,000	331,800
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), Tax-Exempt, “A”, 5%, 12/01/2027	685,000	692,872
Long Beach, NY, General Obligation, “B”, BAM, 5.25%, 7/15/2032	200,000	212,509
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Climate Bond Certified), “C-1”, 4%, 11/15/2035	500,000	473,812
New York Energy Research and Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	680,000	643,107
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	500,000	478,993
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	950,000	882,728
New York State Housing Finance Agency, Affordable Housing Rev., “G-2”, HUD Section 8, 3.45%, 5/01/2062 (Put Date 5/01/2027)	170,000	162,531
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	$500,000	$501,699
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	250,000	239,504
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	270,000	277,153
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 10/31/2062 (Put Date 12/22/2026)	560,000	533,605
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	500,000	485,005
		$6,978,440
North Carolina - 1.1%
Greater Asheville Regional Airport Authority, NC, Airport System Rev., AGM, 5.25%, 7/01/2039	$320,000	$331,605
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 1.9%, 7/01/2032	780,000	601,403
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	121,528
North Carolina Turnpike Authority, Triangle Expressway System Rev., Capital Appreciation, 0%, 1/01/2040	985,000	442,134
		$1,496,670
North Dakota - 0.9%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), AGM, 3%, 12/01/2039	$985,000	$735,813
Horace, ND, Temporary Refunding Improvement, “B”, 4%, 1/01/2025	590,000	583,638
		$1,319,451
Ohio - 3.3%
Allen County, OH, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 10/01/2051 (Put Date 6/04/2030)	$500,000	$516,115
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	350,000	344,372
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	200,000	199,807
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 12/31/2037	750,000	723,688
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	$145,000	$141,767
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	166,192
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	750,000	724,336
Ohio Air Quality Development Authority Rev. (Dayton Power And Light Co. Project), “A”, 4.25%, 11/01/2040 (Put Date 6/01/2027)	500,000	485,755
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	587,402
Ohio Housing Finance Agency Multi-Family Housing Rev. (Thornwood Commons), HUD Section 8, 5%, 12/01/2026 (Put Date 12/01/2025)	205,000	206,512
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	610,000	629,720
		$4,725,666
Oklahoma - 0.6%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$355,000	$290,238
Rogers County, OK, Educational Facilities Lease Rev. (Catoosa Public Schools Project), 5%, 9/01/2032	500,000	535,583
		$825,821
Oregon - 0.6%
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.95%, 8/01/2025 (Put Date 5/01/2024)	$225,000	$223,741
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	5,000	4,187
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	10,000	8,669
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System), “A”, 4.9%, 9/14/2035	430,000	428,235
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	93,405
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	125,000	122,349
		$880,586
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - 5.1%
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/14/2038 (n)(w)	$500,000	$487,560
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	10,000	10,065
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	65,000	39,991
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	393,016
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	72,645
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 4.55% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	665,535
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 6/30/2045	10,000	7,128
East Bethlehem, PA, Municipal Authority Sewer Rev., 1%, 12/01/2024	150,000	141,589
Indiana County, PA Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	454,598
Indiana County, PA Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	450,000	462,443
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	125,000	125,055
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 6/30/2038	1,000,000	978,494
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	500,000	481,247
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2033	1,000,000	1,047,034
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	150,458
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	82,406
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	202,512
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	10,000	7,999
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	265,000	254,243
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	$615,000	$636,559
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	100,000	96,974
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	500,000	483,578
		$7,281,129
Puerto Rico - 1.5%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	$6,295	$6,081
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	49,801	29,351
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	42,709	43,826
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	292,016	301,742
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	40,810	42,619
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	38,698	34,686
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	34,785	30,230
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	29,854	25,061
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	40,591	32,636
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	42,214	32,546
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	500,000	501,369
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	25,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	41,250
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,862
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	65,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	5,000
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	$10,000	$2,500
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	22,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	10,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	32,500
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	2,500
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	3,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	65,000	16,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	17,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	5,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	15,000
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	12,500
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	21,162
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	20,000	17,681
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	164,000	148,352
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	76,000	68,070
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	853
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	34,041
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	2,000	1,936
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	41,000	34,911
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,443
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	597,000	422,931
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	15,000	15,013
		$2,161,652
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - 1.1%
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “78-A”, 5.5%, 10/01/2052	$750,000	$767,222
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	1,000,000	862,256
		$1,629,478
South Carolina - 0.5%
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	$335,000	$285,770
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Refunding Rev. (South Carolina Episcopal Home at Still Hopes), “A”, 5%, 4/01/2038	280,000	245,976
South Carolina Ports Authority Rev., 5%, 7/01/2025	135,000	136,266
		$668,012
South Dakota - 0.0%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	$65,000	$62,891
Tennessee - 6.6%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$904,299
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	500,000	502,917
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	415,000	349,082
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), ETM, 4%, 4/01/2041 (Prerefunded 4/01/2025)	10,000	10,008
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	754,061
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,004,577
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	70,000	68,188
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	300,000	252,038
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	66,812
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	$1,000,000	$921,593
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 6/30/2033	1,150,000	1,233,796
Metropolitan Nashville, TN, Airport Authority Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	290,000	291,999
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	488,365
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	463,418
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	695,725
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	750,000	748,257
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2027	80,000	78,882
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	645,000	608,461
		$9,442,478
Texas - 6.5%
Arlington, TX, Housing Finance Corp. Multi-Family Housing Rev. (6900 Matlock Road Project), 4.5%, 4/01/2041 (Put Date 4/01/2027)	$500,000	$497,569
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2024	100,000	100,207
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5.25%, 11/01/2030	85,000	85,032
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	145,000	140,940
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	181,898
El Paso County, TX, Hospital District Rev., 5%, 8/15/2033	100,000	99,354
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	95,000	101,046
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2038	70,000	73,449
Harlandale, TX, Independent School District, Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	75,000	73,619
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	200,000	195,373
Houston, TX, Airport System Subordinate Lien Rev., “A”, AGM, 5%, 7/01/2038	665,000	679,235
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Tax and Special Refunding Rev., 4%, 9/01/2027	60,000	60,256
23

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Independent School District, “A-2”, Texas PSF, 3.5%, 6/01/2039 (Put Date 6/01/2025)	$400,000	$395,172
Matagorda County, TX, Navigation District Number One Pollution Control Refunding Rev. (Central Power & Light Co. Project), 4.25%, 4/30/2030	500,000	477,233
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2035	500,000	430,338
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	500,000	420,352
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 6/01/2048 (Put Date 6/03/2024)	185,000	184,496
North Texas, TX, Municipal Water District Savine Creek Regional Wastewater System Contract Rev., AGM, 5%, 6/01/2032	500,000	545,053
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	200,000	158,149
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	937,698
Reeves & Ward Counties, TX, Pecos-Barstow-Toyah Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 5%, 2/14/2038	1,550,000	1,565,163
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	105,000	109,501
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	250,000	265,182
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 4/30/2034	1,000,000	1,056,038
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 4/30/2026	125,000	125,868
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	71,901
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	335,000	322,674
		$9,352,796
U.S. Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$100,000	$100,596
24

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 1.5%
Mapleton City, UT, Municipal Energy Sales Tax & Telecommunications Fee Rev., 3%, 6/15/2025	$200,000	$193,969
Salt Lake City, UT, Airport Rev. (International Airport), “A”, 5.25%, 6/30/2037	1,000,000	1,061,601
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	14,295	11,172
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 5%, 9/21/2052	723,198	683,683
Utah Infrastructure Agency Telecommunications & Franchise Tax Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	117,338
		$2,067,763
Vermont - 1.9%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	$1,700,000	$1,714,170
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 5%, 6/15/2032	1,000,000	1,004,112
		$2,718,282
Virginia - 1.7%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.95%, 8/01/2027 (Put Date 5/01/2024)	$75,000	$74,693
Chesapeake, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	305,000	295,287
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 3.95%, 9/01/2038 (Put Date 5/01/2024)	60,000	59,809
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	85,000	82,293
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 3.95%, 6/01/2028 (Put Date 5/01/2024)	100,000	99,591
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	93,377
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	181,249
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 3.5%, 11/01/2052 (Put Date 11/01/2023)	1,000,000	999,154
25

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
York, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	$610,000	$590,573
		$2,476,026
Washington - 2.2%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$210,000	$183,992
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 4%, 6/01/2027	185,000	182,998
Washington Economic Development Finance Authority, Environmental Facilities Refunding Rev. (Mura Cascade ELP LLC Project), 3.9%, 12/01/2042 (Put Date 12/08/2023) (n)	680,000	678,357
Washington Higher Education Facilities Authority Refunding Rev., (Gonzaga University Project), 4%, 4/01/2041	1,000,000	865,326
Washington State Housing Finance Commission Non-Profit Housing Refunding Rev. (Eastside Retirement Association DBA Emerald Heights Project), “A”, 4.75%, 6/30/2027	430,000	422,985
Washington State Housing Finance Commission Non-Profit Housing Rev. (Eastside Retirement Association DBA Emerald Heights Project), “B-1”, 5%, 6/30/2038	795,000	797,733
		$3,131,391
West Virginia - 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	$330,000	$303,391
Wisconsin - 3.5%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	$1,000,000	$886,229
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2024	205,000	202,967
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	277,411
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	184,246
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	289,204
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2037	200,000	202,883
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	175,000	168,699
26

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	$400,000	$358,427
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	750,000	749,774
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	500,000	488,924
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	55,000	50,497
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	25,000	24,305
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	125,000	119,938
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	105,000	80,194
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.25%, 7/01/2037	670,000	712,793
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	270,000	251,654
		$5,048,145
Total Municipal Bonds (Identified Cost, $146,282,217)		$138,970,071
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$149,000	$134,166
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	500,000	360,838
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	378,198	124,327
Total Bonds (Identified Cost, $650,245)		$619,331
Other Municipal Bonds – 0.1%
Multi-Family Housing Revenue – 0.1%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.527%, 4/30/2039 (n) (Identified Cost, $223,432)	$280,000	$216,720
27

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $108,712)	$183,229	$95,050
Investment Companies (h) - 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 5.4% (v) (Identified Cost, $2,897,845)	2,897,664	$2,898,244

Other Assets, Less Liabilities - 0.3%		373,558
Net Assets - 100.0%		$143,172,974

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,898,244 and $139,901,172, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,128,782, representing 5.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
28

Financial Statements
Statement of Assets and Liabilities
At 9/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $147,264,606)	$139,901,172
Investments in affiliated issuers, at value (identified cost, $2,897,845)	2,898,244
Cash	823
Receivables for
Investments sold	1,291,195
Fund shares sold	82,187
Interest	1,854,515
Receivable from investment adviser	13,944
Other assets	148
Total assets	$146,042,228
Liabilities
Payables for
Distributions	$13,069
Investments purchased	767,092
When-issued investments purchased	1,564,245
Fund shares reacquired	409,246
Payable to affiliates
Administrative services fee	253
Shareholder servicing costs	26,694
Distribution and service fees	2,203
Accrued expenses and other liabilities	86,452
Total liabilities	$2,869,254
Net assets	$143,172,974
Net assets consist of
Paid-in capital	$153,628,024
Total distributable earnings (loss)	(10,455,050)
Net assets	$143,172,974
Shares of beneficial interest outstanding	16,359,787
29

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$105,030,530	11,999,008	$8.75
Class C	565,547	64,732	8.74
Class I	29,717,332	3,397,070	8.75
Class R6	7,859,565	898,977	8.74

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.14 [100 / 95.75 x $8.75]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements
30

Financial Statements
Statement of Operations
Six months ended 9/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$2,675,586
Dividends from affiliated issuers	84,387
Total investment income	$2,759,973
Expenses
Management fee	$252,550
Distribution and service fees	131,817
Shareholder servicing costs	49,159
Administrative services fee	15,518
Independent Trustees' compensation	2,197
Custodian fee	20,185
Shareholder communications	5,069
Audit and tax fees	30,539
Legal fees	913
Registration fees	46,283
Miscellaneous	14,431
Total expenses	$568,661
Reduction of expenses by investment adviser	(116,066)
Net expenses	$452,595
Net investment income (loss)	$2,307,378
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(401,557)
Affiliated issuers	(1,097)
Net realized gain (loss)	$(402,654)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(6,734,585)
Affiliated issuers	(10)
Net unrealized gain (loss)	$(6,734,595)
Net realized and unrealized gain (loss)	$(7,137,249)
Change in net assets from operations	$(4,829,871)
See Notes to Financial Statements
31

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23
Change in net assets
From operations
Net investment income (loss)	$2,307,378	$2,519,712
Net realized gain (loss)	(402,654)	(1,671,391)
Net unrealized gain (loss)	(6,734,595)	837,124
Change in net assets from operations	$(4,829,871)	$1,685,445
Total distributions to shareholders	$(2,282,611)	$(2,542,750)
Change in net assets from fund share transactions	$11,913,709	$63,763,962
Total change in net assets	$4,801,227	$62,906,657
Net assets
At beginning of period	138,371,747	75,465,090
At end of period	$143,172,974	$138,371,747
See Notes to Financial Statements
32

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.19	$9.41	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.22	$0.13
Net realized and unrealized gain (loss)	(0.44)	(0.22)	(0.59)
Total from investment operations	$(0.30)	$0.00(w)	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.21)	$(0.08)
From net realized gain	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.14)	$(0.22)	$(0.13)
Net asset value, end of period (x)	$8.75	$9.19	$9.41
Total return (%) (r)(s)(t)(x)	(3.30)(n)	(0.05)	(4.62)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.93	0.97(a)
Expenses after expense reductions (f)	0.70(a)	0.70	0.70(a)
Net investment income (loss)	3.13(a)	2.38	1.46(a)
Portfolio turnover	17(n)	39	165(n)
Net assets at end of period (000 omitted)	$105,031	$97,424	$54,967
See Notes to Financial Statements
33

Financial Highlights – continued
Class C	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.18	$9.39	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.16	$0.03
Net realized and unrealized gain (loss)	(0.44)	(0.22)	(0.56)
Total from investment operations	$(0.33)	$(0.06)	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.14)	$(0.03)
From net realized gain	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.11)	$(0.15)	$(0.08)
Net asset value, end of period (x)	$8.74	$9.18	$9.39
Total return (%) (r)(s)(t)(x)	(3.66)(n)	(0.69)	(5.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.68	1.82(a)
Expenses after expense reductions (f)	1.45(a)	1.45	1.43(a)
Net investment income (loss)	2.38(a)	1.79	0.36(a)
Portfolio turnover	17(n)	39	165(n)
Net assets at end of period (000 omitted)	$566	$659	$74
See Notes to Financial Statements
34

Financial Highlights – continued
Class I	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.19	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.23	$0.15
Net realized and unrealized gain (loss)	(0.44)	(0.20)	(0.60)
Total from investment operations	$(0.29)	$0.03	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.23)	$(0.10)
From net realized gain	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.15)	$(0.24)	$(0.15)
Net asset value, end of period (x)	$8.75	$9.19	$9.40
Total return (%) (r)(s)(t)(x)	(3.17)(n)	0.30	(4.53)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.68	0.72(a)
Expenses after expense reductions (f)	0.45(a)	0.45	0.45(a)
Net investment income (loss)	3.37(a)	2.58	1.70(a)
Portfolio turnover	17(n)	39	165(n)
Net assets at end of period (000 omitted)	$29,717	$34,682	$20,041
See Notes to Financial Statements
35

Financial Highlights – continued
Class R6	Six months ended	Year ended
	9/30/23 (unaudited)	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.18	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.27	$0.08
Net realized and unrealized gain (loss)	(0.45)	(0.25)	(0.52)
Total from investment operations	$(0.29)	$0.02	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.23)	$(0.11)
From net realized gain	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.15)	$(0.24)	$(0.16)
Net asset value, end of period (x)	$8.74	$9.18	$9.40
Total return (%) (r)(s)(t)(x)	(3.16)(n)	0.25	(4.49)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.60	0.85(a)
Expenses after expense reductions (f)	0.38(a)	0.37	0.37(a)
Net investment income (loss)	3.44(a)	2.94	0.93(a)
Portfolio turnover	17(n)	39	165(n)
Net assets at end of period (000 omitted)	$7,860	$5,607	$383

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
36

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Intermediate Fund (the fund) is a diversified series of MFS Municipal Series Trust  (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the
37

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
38

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$139,281,841	$—	$139,281,841
U.S. Corporate Bonds	—	619,331	—	619,331
Mutual Funds	2,898,244	—	—	2,898,244
Total	$2,898,244	$139,901,172	$—	$142,799,416
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
39

Notes to Financial Statements (unaudited) - continued
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended September 30, 2023, custody fees were not reduced.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds.
40

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/23
Ordinary income (including any short-term capital gains)	$71,363
Tax-exempt income	2,404,782
Long-term capital gains	66,605
Total distributions	$2,542,750
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/23
Cost of investments	$150,164,269
Gross appreciation	209,687
Gross depreciation	(7,574,540)
Net unrealized appreciation (depreciation)	$(7,364,853)
As of 3/31/23
Undistributed ordinary income	75,432
Undistributed tax-exempt income	349,589
Capital loss carryforwards	(2,644,977)
Other temporary differences	(349,713)
Net unrealized appreciation (depreciation)	(772,899)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,521,564)
Long-Term	(1,123,413)
Total	$(2,644,977)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A
41

Notes to Financial Statements (unaudited) - continued
shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 9/30/23	Year ended 3/31/23
Class A	$1,587,580	$1,713,170
Class C	7,419	6,455
Class I	563,298	760,370
Class R6	124,314	62,755
Total	$2,282,611	$2,542,750
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.35%
In excess of $1 billion and up to $2.5 billion	0.325%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2024. For the six months ended September 30, 2023, this management fee reduction amounted to $9,065, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2023 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R6
0.70%	1.45%	0.45%	0.38%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the six months ended September 30, 2023, this reduction amounted to $107,001, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,212 for the six months ended September 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
42

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 128,654
Class C	0.75%	0.25%	1.00%	1.00%	3,163
Total Distribution and Service Fees					$131,817
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended September 30, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2023, were as follows:
Amount
Class A	$3,807
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2023, the fee was $1,230, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $47,929.
43

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended September 30, 2023 was equivalent to an annual effective rate of 0.0215% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On the following dates, MFS redeemed fund shares:
Class	Date	Shares	Amount
Class A	8/03/22	5,143	$48,190
Class I	8/03/22	5,118	$47,904
Class R6	6/23/23	5,232	$47,664
(4) Portfolio Securities
For the six months ended September 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $36,594,715 and $24,433,130, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,208,205	$20,050,642	6,581,655	$59,636,823
Class C	9,540	86,566	89,863	814,675
Class I	390,811	3,555,861	4,925,766	44,887,807
Class R6	405,402	3,690,950	584,308	5,246,385
	3,013,958	$27,384,019	12,181,592	$110,585,690
44

Notes to Financial Statements (unaudited) - continued
	Six months ended 9/30/23		Year ended 3/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	168,330	$1,517,657	176,051	$1,600,706
Class C	824	7,419	711	6,455
Class I	62,284	561,751	83,396	757,235
Class R6	13,589	122,308	6,738	61,260
	245,027	$2,209,135	266,896	$2,425,656
Shares reacquired
Class A	(973,991)	$(8,846,793)	(2,003,541)	$(18,220,517)
Class C	(17,481)	(157,299)	(26,579)	(239,408)
Class I	(830,552)	(7,492,871)	(3,366,717)	(30,594,693)
Class R6	(130,561)	(1,182,482)	(21,298)	(192,766)
	(1,952,585)	$(17,679,445)	(5,418,135)	$(49,247,384)
Net change
Class A	1,402,544	$12,721,506	4,754,165	$43,017,012
Class C	(7,117)	(63,314)	63,995	581,722
Class I	(377,457)	(3,375,259)	1,642,445	15,050,349
Class R6	288,430	2,630,776	569,748	5,114,879
	1,306,400	$11,913,709	7,030,353	$63,763,962
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2023, the fund’s commitment fee and interest expense were $338 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
45

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,049,111	$33,410,405	$33,560,165	$(1,097)	$(10)	$2,898,244

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$84,387	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty
46

Notes to Financial Statements (unaudited) - continued
regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
47

Board Review of Investment Advisory Agreement
MFS Municipal Intermediate Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
48

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 2022.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The Fund commenced operations on May 18, 2021, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal-year period), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
49

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services
50

Board Review of Investment Advisory Agreement - continued
MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
51

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
52

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
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1. Go to mfs.com.
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3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: November 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: November 14, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: November 14, 2023

* Print name and title of each signing officer under his or her signature.